UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2014

Item 1. Reports to Stockholders

Spartan® Mid Cap Index
Fund

Spartan Small Cap Index Fund

Investor Class

Fidelity Advantage® Class

Annual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Spartan® Mid Cap Index Fund
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Spartan Small Cap Index Fund
Performance	(Click Here)
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Annual Report

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Spartan Mid Cap Index Fund
Investor Class	.22%
Actual		$ 1,000.00	$ 1,076.10	$ 1.13
HypotheticalA		$ 1,000.00	$ 1,023.70	$ 1.10
Fidelity Advantage Class	.08%
Actual		$ 1,000.00	$ 1,076.90	$ .41
HypotheticalA		$ 1,000.00	$ 1,024.40	$ .40
Institutional Class	.06%
Actual		$ 1,000.00	$ 1,077.00	$ .31
HypotheticalA		$ 1,000.00	$ 1,024.50	$ .30
Fidelity Advantage Institutional Class	.04%
Actual		$ 1,000.00	$ 1,077.10	$ .21
HypotheticalA		$ 1,000.00	$ 1,024.60	$ .20
Spartan Small Cap Index Fund
Investor Class	.23%
Actual		$ 1,000.00	$ 1,030.40	$ 1.16
HypotheticalA		$ 1,000.00	$ 1,023.65	$ 1.15
Fidelity Advantage Class	.09%
Actual		$ 1,000.00	$ 1,031.20	$ .45
HypotheticalA		$ 1,000.00	$ 1,024.35	$ .45
Institutional Class	.07%
Actual		$ 1,000.00	$ 1,032.00	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35
Fidelity Advantage Institutional Class	.05%
Actual		$ 1,000.00	$ 1,032.10	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .25

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

Annual Report

Spartan® Mid Cap Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2014	Past 1 year	Life of fund A
Investor Class	20.99%	21.92%
Fidelity Advantage® Class	21.14%	22.09%

A From September 8, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan Mid Cap Index Fund - Investor Class on September 8, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Index performed over the same period.

Annual Report

Spartan Mid Cap Index Fund

Management's Discussion of Fund Performance

Market Recap: U.S. stocks overcame fears of higher interest rates, slower economic growth and a volatile start to 2014 to post strong gains for the 12 months ending April 30, 2014. The S&P 500® Index returned 20.44%, finishing near its all-time high. U.S. Federal Reserve policies that balanced stimulus reductions with low interest rates contributed to a broad advance, with eight of 10 S&P 500® market sectors posting a double-digit gain. Industrials was the best-performing sector, up about 30%, as demand improved for autos and other durable goods. Health care stocks rose 25%, as new insurance programs and a favorable drug-approval environment raised earnings-growth expectations. Conversely, the typically defensive telecommunication services sector was the only group to lose ground (-3%), while utilities (+8%) lagged. Volatility increased in the first quarter amid rising tension in Ukraine, fear of a slowing economy in China and a late-January decline for momentum stocks. Still, markets finished the period on an uptrend, aided by higher consumer spending and the lowest unemployment since 2008 - both of which helped to take the sting out of weather-beaten first-quarter gross domestic product (GDP) figures. The growth-oriented Nasdaq Composite Index® rose 25.20%, the small-cap Russell 2000® Index returned 20.50% and the Russell Midcap® Index added 21.25%.

Comments from Patrick Waddell, who was named Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® Mid Cap Index Fund on April 4, 2014: For the 12-month period ending April 30, 2014, the fund's Investor Class and Fidelity Advantage® Class shares gained 20.99% and 21.14%, respectively, in line with the Russell Midcap® Index. Delta Air Lines was the top individual contributor, benefiting from strong financial results. Also doing very well was drugmaker Forest Laboratories; its shares more than doubled in February after the company agreed to be acquired at a premium price by Actavis, itself one of the fund's leading contributors. Tesla Motors, a maker of luxury electric vehicles, saw its share price rise more than fourfold, driven by investors' heightened optimism about the company's business prospects. The semiconductor industry provided yet another source of strength for the market. Within this group, Micron Technology and Avago Technologies both added to results. In contrast, some detractors were shares of real estate investment trusts (REITs), which lagged as investors worried about the potential financial impact of higher interest rates. Health care REITs HCP and Ventas, and mortgage REITs American Capital Agency and Annaly Capital Management, fared poorly. Another notable laggard was Catamaran, a pharmacy benefit manager; its shares dropped in February after the company gave weaker-than-expected earnings guidance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Mid Cap Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Actavis PLC	0.6	0.5
Delta Air Lines, Inc.	0.5	0.4
Alexion Pharmaceuticals, Inc.	0.5	0.4
Micron Technology, Inc.	0.4	0.3
Pioneer Natural Resources Co.	0.4	0.5
Aon PLC	0.4	0.4
Noble Energy, Inc.	0.4	0.5
Forest Laboratories, Inc.	0.4	0.2
Crown Castle International Corp.	0.4	0.4
Sempra Energy	0.4	0.4
	4.4
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.0	19.6
Consumer Discretionary	16.6	17.2
Industrials	13.5	12.9
Information Technology	13.3	13.1
Health Care	11.0	10.6
Energy	7.1	6.7
Utilities	6.1	6.1
Materials	5.7	5.5
Consumer Staples	5.7	5.7
Telecommunication Services	0.7	1.1

Annual Report

Spartan Mid Cap Index Fund

Investments April 30, 2014

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 16.6%
Auto Components - 1.1%
Allison Transmission Holdings, Inc.	3,633	$ 108,409
BorgWarner, Inc.	24,439	1,518,639
Delphi Automotive PLC	33,021	2,207,124
Gentex Corp.	15,171	434,953
Lear Corp.	8,527	708,253
The Goodyear Tire & Rubber Co.	25,818	650,614
TRW Automotive Holdings Corp. (a)	10,492	843,032
Visteon Corp. (a)	5,251	455,839
		6,926,863
Automobiles - 0.6%
Harley-Davidson, Inc.	23,672	1,750,308
Tesla Motors, Inc. (a)(d)	8,831	1,835,877
Thor Industries, Inc.	4,678	284,750
		3,870,935
Distributors - 0.4%
Genuine Parts Co.	16,392	1,428,071
LKQ Corp. (a)	31,360	913,203
		2,341,274
Diversified Consumer Services - 0.3%
Apollo Ed Group, Inc. Class A (non-vtg.) (a)	10,260	296,104
DeVry, Inc.	6,657	299,765
Graham Holdings Co.	462	310,108
H&R Block, Inc.	28,619	813,352
Service Corp. International	22,398	420,410
Weight Watchers International, Inc. (d)	2,882	57,064
		2,196,803
Hotels, Restaurants & Leisure - 2.2%
ARAMARK Holdings Corp.	4,413	124,402
Bally Technologies, Inc. (a)(d)	4,111	267,667
Brinker International, Inc.	7,017	344,815
Burger King Worldwide, Inc. (d)	10,540	275,410
Chipotle Mexican Grill, Inc. (a)	3,265	1,627,603
Choice Hotels International, Inc.	2,849	125,869
Darden Restaurants, Inc.	13,651	678,591
Domino's Pizza, Inc.	5,978	444,644
Dunkin' Brands Group, Inc.	11,292	513,899
Hilton Worldwide Holdings, Inc.	14,281	311,754
Hyatt Hotels Corp. Class A (a)	4,819	271,213
International Game Technology	26,012	326,451
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Marriott International, Inc. Class A (d)	24,618	$ 1,426,121
MGM Mirage, Inc. (a)	39,318	991,993
Norwegian Cruise Line Holdings Ltd. (a)	2,879	94,345
Panera Bread Co. Class A (a)(d)	2,794	427,398
Penn National Gaming, Inc. (a)	7,414	82,740
Royal Caribbean Cruises Ltd.	17,146	910,967
SeaWorld Entertainment, Inc.	3,266	98,176
Six Flags Entertainment Corp.	6,998	280,900
Starwood Hotels & Resorts Worldwide, Inc.	20,571	1,576,767
Wendy's Co.	27,496	228,492
Wyndham Worldwide Corp.	13,479	961,592
Wynn Resorts Ltd.	8,520	1,737,143
		14,128,952
Household Durables - 1.6%
D.R. Horton, Inc.	29,814	664,256
Garmin Ltd. (d)	12,887	735,848
Harman International Industries, Inc.	7,132	781,739
Jarden Corp. (a)	13,396	765,581
Leggett & Platt, Inc. (d)	15,134	497,303
Lennar Corp. Class A	17,494	675,093
Mohawk Industries, Inc. (a)	6,403	847,821
Newell Rubbermaid, Inc.	30,426	916,127
NVR, Inc. (a)	497	535,269
PulteGroup, Inc.	41,089	755,627
Taylor Morrison Home Corp.	3,408	72,284
Tempur Sealy International, Inc. (a)	6,388	320,550
Toll Brothers, Inc. (a)(d)	18,813	644,157
Tupperware Brands Corp.	5,589	474,562
Whirlpool Corp.	8,323	1,276,582
		9,962,799
Internet & Catalog Retail - 1.0%
Expedia, Inc.	11,188	794,236
Groupon, Inc. Class A (a)(d)	44,193	308,909
HomeAway, Inc. (a)	6,442	210,138
Lands' End, Inc. (a)(d)	1,427	39,457
Liberty Interactive Corp.:
(Venture Group) Series A (a)	7,832	454,569
Series A (a)	52,707	1,531,665
Netflix, Inc. (a)	5,307	1,709,066
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
TripAdvisor, Inc. (a)	11,775	$ 950,714
zulily, Inc. (d)	1,364	57,997
		6,056,751
Leisure Products - 0.5%
Hasbro, Inc.	12,140	670,856
Mattel, Inc.	36,482	1,430,642
Polaris Industries, Inc.	6,803	913,847
		3,015,345
Media - 2.1%
AMC Networks, Inc. Class A (a)(d)	6,372	418,449
Cablevision Systems Corp. - NY Group Class A (d)	20,557	343,302
Charter Communications, Inc. Class A (a)	6,949	941,798
Cinemark Holdings, Inc.	12,220	361,956
Clear Channel Outdoor Holding, Inc. Class A	4,568	36,635
Discovery Communications, Inc. Class A (a)	25,855	1,962,395
DISH Network Corp. Class A (a)	22,042	1,253,308
DreamWorks Animation SKG, Inc. Class A (a)(d)	7,818	187,867
Gannett Co., Inc.	24,258	659,090
Interpublic Group of Companies, Inc.	45,039	784,579
John Wiley & Sons, Inc. Class A	4,762	273,625
Lamar Advertising Co. Class A (a)	8,354	417,032
Liberty Media Corp. Class A (a)	10,111	1,311,498
Lions Gate Entertainment Corp. (d)	8,554	226,938
Morningstar, Inc.	2,211	162,133
Omnicom Group, Inc.	27,326	1,849,424
Regal Entertainment Group Class A (d)	8,411	158,127
Scripps Networks Interactive, Inc. Class A	11,510	864,056
Starz - Liberty Capital Series A (a)	11,402	367,943
The Madison Square Garden Co. Class A (a)	6,483	353,972
		12,934,127
Multiline Retail - 1.4%
Big Lots, Inc. (a)	6,138	242,451
Dillard's, Inc. Class A	2,871	281,157
Dollar General Corp. (a)	32,744	1,848,071
Dollar Tree, Inc. (a)	21,999	1,145,488
Family Dollar Stores, Inc.	10,193	598,839
J.C. Penney Co., Inc. (a)(d)	24,930	212,404
Kohl's Corp.	22,052	1,208,229
Macy's, Inc.	40,538	2,328,097
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Nordstrom, Inc.	15,233	$ 933,478
Sears Holdings Corp. (a)(d)	4,586	200,913
		8,999,127
Specialty Retail - 3.7%
Aarons, Inc. Class A	7,535	222,056
Abercrombie & Fitch Co. Class A (d)	7,768	285,552
Advance Auto Parts, Inc.	7,710	935,146
American Eagle Outfitters, Inc. (d)	20,410	235,940
Ascena Retail Group, Inc. (a)	13,532	232,750
AutoNation, Inc. (a)	5,388	285,510
AutoZone, Inc. (a)	3,526	1,882,496
Bed Bath & Beyond, Inc. (a)	23,085	1,434,271
Best Buy Co., Inc. (d)	28,631	742,402
Cabela's, Inc. Class A (a)(d)	5,011	328,772
CarMax, Inc. (a)(d)	23,727	1,038,768
Chico's FAS, Inc.	16,074	255,255
CST Brands, Inc.	6,443	210,235
Dick's Sporting Goods, Inc.	10,457	550,666
DSW, Inc. Class A	7,551	252,128
Foot Locker, Inc.	15,780	734,243
GameStop Corp. Class A (d)	12,572	498,857
Gap, Inc.	29,501	1,159,389
GNC Holdings, Inc.	9,636	433,620
Guess?, Inc.	6,135	165,093
L Brands, Inc.	25,403	1,376,843
Murphy U.S.A., Inc. (a)	5,107	217,048
O'Reilly Automotive, Inc. (a)	11,670	1,736,379
PetSmart, Inc.	10,845	733,990
Ross Stores, Inc.	23,220	1,580,818
Sally Beauty Holdings, Inc. (a)	17,987	493,024
Signet Jewelers Ltd.	8,543	865,577
Staples, Inc. (d)	70,164	877,050
Tiffany & Co., Inc.	11,812	1,033,432
Tractor Supply Co.	14,655	985,402
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	6,676	585,552
Urban Outfitters, Inc. (a)	11,366	405,255
Williams-Sonoma, Inc.	10,253	644,093
		23,417,612
Textiles, Apparel & Luxury Goods - 1.7%
Carter's, Inc.	5,773	425,239
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Coach, Inc.	29,669	$ 1,324,721
Deckers Outdoor Corp. (a)(d)	3,630	286,589
Fossil Group, Inc. (a)	5,118	545,835
Hanesbrands, Inc.	10,413	854,803
Michael Kors Holdings Ltd. (a)	21,280	1,940,736
PVH Corp.	8,565	1,075,507
Ralph Lauren Corp.	6,301	953,782
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	17,696	865,157
VF Corp.	37,010	2,260,941
		10,533,310
TOTAL CONSUMER DISCRETIONARY		104,383,898
CONSUMER STAPLES - 5.7%
Beverages - 1.3%
Beam, Inc.	16,790	1,401,461
Brown-Forman Corp. Class B (non-vtg.)	15,974	1,433,187
Coca-Cola Enterprises, Inc.	27,448	1,247,237
Constellation Brands, Inc. Class A (sub. vtg.) (a)	16,243	1,296,841
Dr. Pepper Snapple Group, Inc.	21,562	1,194,966
Molson Coors Brewing Co. Class B	14,755	884,857
Monster Beverage Corp. (a)	14,185	949,828
		8,408,377
Food & Staples Retailing - 0.9%
Fresh Market, Inc. (a)(d)	4,186	155,301
Kroger Co.	54,943	2,529,576
Safeway, Inc.	25,483	867,951
Sprouts Farmers Market LLC (d)	2,090	66,817
Whole Foods Market, Inc.	39,184	1,947,445
		5,567,090
Food Products - 2.3%
Bunge Ltd.	15,539	1,237,681
Campbell Soup Co. (d)	18,517	842,338
ConAgra Foods, Inc.	44,004	1,342,562
Dean Foods Co.	9,909	156,959
Flowers Foods, Inc.	18,129	372,007
Hillshire Brands Co.	12,987	462,987
Hormel Foods Corp.	14,070	670,998
Ingredion, Inc.	8,188	576,845
Keurig Green Mountain, Inc.	15,757	1,476,116
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
McCormick & Co., Inc. (non-vtg.)	13,924	$ 991,389
Mead Johnson Nutrition Co. Class A	21,387	1,887,617
Pinnacle Foods, Inc.	3,447	104,789
The Hershey Co.	15,836	1,524,057
The J.M. Smucker Co.	11,327	1,095,094
Tyson Foods, Inc. Class A	29,596	1,242,144
WhiteWave Foods Co. (a)	14,669	406,185
		14,389,768
Household Products - 0.5%
Church & Dwight Co., Inc. (d)	14,589	1,006,787
Clorox Co.	13,865	1,257,556
Energizer Holdings, Inc.	6,575	734,362
		2,998,705
Personal Products - 0.3%
Avon Products, Inc.	45,485	695,011
Coty, Inc. Class A	6,102	97,937
Herbalife Ltd. (d)	9,012	540,540
Nu Skin Enterprises, Inc. Class A	6,125	532,875
		1,866,363
Tobacco - 0.4%
Lorillard, Inc.	39,907	2,371,274
TOTAL CONSUMER STAPLES		35,601,577
ENERGY - 7.1%
Energy Equipment & Services - 1.8%
Atwood Oceanics, Inc. (a)	6,007	297,707
Cameron International Corp. (a)	22,160	1,439,514
Diamond Offshore Drilling, Inc. (d)	7,281	397,615
Dresser-Rand Group, Inc. (a)	8,050	486,542
Dril-Quip, Inc. (a)	4,293	485,624
FMC Technologies, Inc. (a)	25,052	1,420,448
Frank's International NV (d)	3,524	96,663
Helmerich & Payne, Inc.	10,034	1,090,194
McDermott International, Inc. (a)(d)	25,101	181,480
Nabors Industries Ltd.	30,912	788,874
Oceaneering International, Inc.	11,409	836,052
Oil States International, Inc. (a)	5,809	564,286
Patterson-UTI Energy, Inc.	15,544	505,646
Rowan Companies PLC	13,183	407,618
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
RPC, Inc.	6,455	$ 143,495
Seadrill Ltd. (d)	37,327	1,314,657
Superior Energy Services, Inc.	16,915	556,842
Tidewater, Inc.	5,233	266,517
Unit Corp.	5,200	342,940
		11,622,714
Oil, Gas & Consumable Fuels - 5.3%
Antero Resources Corp. (d)	3,988	261,892
Cabot Oil & Gas Corp.	44,519	1,748,706
Cheniere Energy, Inc. (a)	25,499	1,439,419
Chesapeake Energy Corp.	61,204	1,759,615
Cimarex Energy Co.	9,140	1,088,757
Cobalt International Energy, Inc. (a)	29,086	523,548
Concho Resources, Inc. (a)	11,070	1,444,082
CONSOL Energy, Inc.	24,027	1,069,442
Continental Resources, Inc. (a)(d)	4,520	626,110
CVR Energy, Inc. (d)	1,666	81,884
Denbury Resources, Inc. (d)	37,139	624,678
Energen Corp.	7,651	596,089
EP Energy Corp.	3,869	75,175
EQT Corp.	15,893	1,732,178
Golar LNG Ltd. (NASDAQ) (d)	4,661	206,016
Gulfport Energy Corp. (a)	8,937	658,389
HollyFrontier Corp.	21,457	1,128,424
Kosmos Energy Ltd. (a)	10,438	113,983
Laredo Petroleum Holdings, Inc. (a)(d)	4,385	128,174
Murphy Oil Corp.	18,955	1,202,316
Newfield Exploration Co. (a)	14,255	482,532
Noble Energy, Inc.	37,881	2,719,098
Oasis Petroleum, Inc. (a)(d)	10,667	496,122
ONEOK, Inc.	21,773	1,376,489
PBF Energy, Inc. Class A	2,470	76,027
Peabody Energy Corp. (d)	28,500	541,785
Pioneer Natural Resources Co.	14,427	2,788,306
QEP Resources, Inc.	18,954	581,698
Range Resources Corp.	17,227	1,558,182
Rice Energy, Inc.	5,276	156,697
SandRidge Energy, Inc. (a)(d)	52,340	359,052
SM Energy Co.	7,007	519,429
Southwestern Energy Co. (a)	37,128	1,777,689
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Teekay Corp.	4,036	$ 226,460
Tesoro Corp.	14,262	802,808
Ultra Petroleum Corp. (a)(d)	16,116	480,257
Whiting Petroleum Corp. (a)	12,392	913,538
World Fuel Services Corp.	7,675	349,520
WPX Energy, Inc. (a)	21,106	449,136
		33,163,702
TOTAL ENERGY		44,786,416
FINANCIALS - 20.0%
Banks - 3.0%
Associated Banc-Corp.	17,854	313,338
Bank of Hawaii Corp.	4,789	264,209
BankUnited, Inc.	6,833	225,421
BOK Financial Corp.	2,810	183,830
CIT Group, Inc.	21,146	910,335
City National Corp.	4,888	354,722
Comerica, Inc.	19,685	949,604
Commerce Bancshares, Inc.	8,588	373,406
Cullen/Frost Bankers, Inc. (d)	5,455	416,817
East West Bancorp, Inc.	14,959	516,235
Fifth Third Bancorp	92,382	1,903,993
First Citizen Bancshares, Inc.	781	175,639
First Horizon National Corp.	25,433	292,225
First Niagara Financial Group, Inc.	37,380	333,430
First Republic Bank	12,325	625,617
Fulton Financial Corp.	20,328	247,798
Huntington Bancshares, Inc.	88,825	813,637
KeyCorp	96,797	1,320,311
M&T Bank Corp. (d)	13,616	1,661,288
Popular, Inc. (a)	10,917	337,335
Regions Financial Corp.	149,412	1,515,038
Signature Bank (a)	4,964	589,822
SunTrust Banks, Inc.	57,065	2,183,307
SVB Financial Group (a)	4,779	509,872
Synovus Financial Corp.	103,757	333,060
TCF Financial Corp.	17,388	272,992
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Valley National Bancorp (d)	20,890	$ 209,318
Zions Bancorporation	19,499	563,911
		18,396,510
Capital Markets - 2.4%
Affiliated Managers Group, Inc. (a)	5,574	1,104,767
American Capital Ltd. (a)	29,839	447,287
Ameriprise Financial, Inc.	20,142	2,248,451
Ares Capital Corp.	30,947	531,360
Artisan Partners Asset Management, Inc.	1,466	85,131
E*TRADE Financial Corp. (a)	30,170	677,317
Eaton Vance Corp. (non-vtg.)	12,788	461,263
Federated Investors, Inc. Class B (non-vtg.)	9,684	276,381
Invesco Ltd.	46,983	1,654,271
Lazard Ltd. Class A	13,562	638,092
Legg Mason, Inc.	11,752	551,051
LPL Financial	5,651	267,575
Northern Trust Corp.	25,264	1,522,156
Raymond James Financial, Inc.	12,909	641,577
SEI Investments Co.	15,250	493,795
T. Rowe Price Group, Inc.	27,388	2,249,376
TD Ameritrade Holding Corp.	24,453	780,051
Waddell & Reed Financial, Inc. Class A	9,123	615,346
		15,245,247
Consumer Finance - 0.2%
Santander Consumer U.S.A. Holdings, Inc.	8,991	204,455
SLM Corp.	46,931	1,208,473
		1,412,928
Diversified Financial Services - 1.4%
CBOE Holdings, Inc.	9,245	493,313
Interactive Brokers Group, Inc.	4,868	116,345
IntercontinentalExchange Group, Inc.	12,058	2,465,138
Leucadia National Corp.	31,179	795,688
McGraw Hill Financial, Inc.	28,960	2,141,013
Moody's Corp.	20,542	1,612,547
MSCI, Inc. Class A (a)	12,769	517,655
The NASDAQ OMX Group, Inc.	11,785	434,867
Voya Financial, Inc.	7,888	279,156
		8,855,722
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 4.4%
Alleghany Corp. (a)	1,769	$ 721,717
Allied World Assurance Co. Holdings Ltd.	3,479	374,654
American Financial Group, Inc.	8,299	484,911
American National Insurance Co.	754	84,757
Aon PLC	32,664	2,772,520
Arch Capital Group Ltd. (a)	14,049	805,289
Arthur J. Gallagher & Co.	15,736	708,435
Aspen Insurance Holdings Ltd.	7,089	324,534
Assurant, Inc.	7,716	520,136
Assured Guaranty Ltd.	17,841	426,578
Axis Capital Holdings Ltd.	11,837	541,543
Brown & Brown, Inc.	12,494	372,071
Cincinnati Financial Corp.	17,270	841,740
CNA Financial Corp.	2,693	110,278
Endurance Specialty Holdings Ltd.	4,553	231,383
Erie Indemnity Co. Class A	2,551	182,779
Everest Re Group Ltd.	4,977	786,515
Fidelity National Financial, Inc. Class A	29,041	934,539
Genworth Financial, Inc. Class A (a)	51,792	924,487
Hanover Insurance Group, Inc.	4,668	272,845
Hartford Financial Services Group, Inc.	48,209	1,729,257
HCC Insurance Holdings, Inc.	10,621	487,929
Kemper Corp.	4,904	193,267
Lincoln National Corp.	28,417	1,378,509
Markel Corp. (a)(d)	1,455	910,714
MBIA, Inc. (a)	14,554	176,394
Mercury General Corp.	2,779	133,003
Old Republic International Corp.	27,558	456,360
PartnerRe Ltd.	5,408	570,003
Principal Financial Group, Inc.	31,041	1,453,960
ProAssurance Corp.	6,572	298,500
Progressive Corp.	63,723	1,545,283
Protective Life Corp.	8,383	428,790
Reinsurance Group of America, Inc.	7,657	587,368
RenaissanceRe Holdings Ltd. (d)	4,395	444,818
StanCorp Financial Group, Inc.	4,731	289,064
Torchmark Corp.	9,698	772,931
Unum Group	28,034	931,289
Validus Holdings Ltd.	9,845	364,954
W.R. Berkley Corp.	10,816	478,500
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
White Mountains Insurance Group Ltd.	646	$ 385,184
XL Group PLC Class A	29,113	912,693
		27,350,481
Real Estate Investment Trusts - 7.7%
Alexandria Real Estate Equities, Inc.	7,565	558,448
American Campus Communities, Inc.	11,115	424,593
American Capital Agency Corp.	37,599	853,873
American Homes 4 Rent Class A	5,201	83,476
Annaly Capital Management, Inc.	99,994	1,154,931
Apartment Investment & Management Co. Class A	15,455	476,478
AvalonBay Communities, Inc.	13,657	1,864,863
BioMed Realty Trust, Inc.	19,742	412,608
Boston Properties, Inc.	16,030	1,877,754
Brandywine Realty Trust (SBI)	16,849	245,153
Brixmor Property Group, Inc. (d)	4,917	107,977
Camden Property Trust (SBI)	8,966	614,081
CBL & Associates Properties, Inc.	17,265	313,705
Chimera Investment Corp.	108,313	334,687
CommonWealth REIT (d)	12,506	317,777
Corporate Office Properties Trust (SBI)	9,235	247,036
Corrections Corp. of America	12,186	399,701
Crown Castle International Corp.	35,284	2,566,205
DDR Corp.	30,989	532,081
Digital Realty Trust, Inc. (d)	13,483	719,992
Douglas Emmett, Inc.	15,177	418,885
Duke Realty LP	34,020	596,030
Equity Lifestyle Properties, Inc.	8,798	368,372
Essex Property Trust, Inc.	6,441	1,115,968
Extra Space Storage, Inc.	11,752	614,982
Federal Realty Investment Trust (SBI)	6,846	804,679
Gaming & Leisure Properties	10,152	373,086
General Growth Properties, Inc.	59,176	1,359,273
Hatteras Financial Corp.	10,171	199,046
HCP, Inc.	48,005	2,009,489
Health Care REIT, Inc.	30,043	1,895,413
Healthcare Trust of America, Inc.	12,382	144,746
Home Properties, Inc.	6,033	371,633
Hospitality Properties Trust (SBI)	15,850	476,293
Host Hotels & Resorts, Inc.	78,711	1,688,351
Kilroy Realty Corp.	8,622	513,613
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Kimco Realty Corp.	43,155	$ 989,113
Liberty Property Trust (SBI) (d)	13,689	513,338
Mack-Cali Realty Corp.	9,044	184,226
MFA Financial, Inc.	38,122	302,307
Mid-America Apartment Communities, Inc.	7,885	549,190
National Retail Properties, Inc.	12,556	428,536
Omega Healthcare Investors, Inc.	12,887	448,210
Piedmont Office Realty Trust, Inc. Class A (d)	16,635	292,942
Plum Creek Timber Co., Inc.	18,685	814,666
Post Properties, Inc.	5,723	287,352
Prologis, Inc.	52,606	2,137,382
Rayonier, Inc.	13,214	595,951
Realty Income Corp.	23,392	1,016,382
Regency Centers Corp.	9,757	511,560
Retail Properties America, Inc.	13,803	197,659
Senior Housing Properties Trust (SBI)	21,559	505,990
SL Green Realty Corp.	9,623	1,007,624
Spirit Realty Capital, Inc.	39,189	422,066
Starwood Property Trust, Inc.	23,387	562,457
Starwood Waypoint Residential (a)	3,973	107,946
Tanger Factory Outlet Centers, Inc.	10,019	357,478
Taubman Centers, Inc.	6,752	491,816
The Macerich Co.	14,442	937,430
Two Harbors Investment Corp.	38,411	398,706
UDR, Inc.	26,516	685,704
Ventas, Inc.	30,966	2,046,233
Vornado Realty Trust	19,743	2,025,632
Weingarten Realty Investors (SBI)	12,869	401,513
Weyerhaeuser Co.	61,494	1,835,596
WP Carey, Inc.	6,070	373,184
		48,483,467
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	29,513	786,226
Forest City Enterprises, Inc. Class A (a)	16,639	314,643
Howard Hughes Corp. (a)	4,183	597,165
Jones Lang LaSalle, Inc.	4,658	539,816
Realogy Holdings Corp. (a)	12,688	533,530
The St. Joe Co. (a)(d)	7,054	125,914
		2,897,294
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.4%
Hudson City Bancorp, Inc.	55,848	$ 556,246
Nationstar Mortgage Holdings, Inc. (a)(d)	2,192	71,744
New York Community Bancorp, Inc. (d)	46,474	716,164
Ocwen Financial Corp. (a)	10,965	415,574
People's United Financial, Inc.	32,737	467,484
TFS Financial Corp. (a)	8,373	112,114
Washington Federal, Inc.	11,062	238,718
		2,578,044
TOTAL FINANCIALS		125,219,693
HEALTH CARE - 11.0%
Biotechnology - 1.6%
Alexion Pharmaceuticals, Inc. (a)	20,616	3,261,451
Alkermes PLC (a)	14,248	659,112
ARIAD Pharmaceuticals, Inc. (a)(d)	18,883	137,279
BioMarin Pharmaceutical, Inc. (a)	14,631	851,963
Cubist Pharmaceuticals, Inc.	6,929	485,446
Incyte Corp. (a)	10,819	525,371
Medivation, Inc. (a)	7,944	478,308
Myriad Genetics, Inc. (a)(d)	7,849	331,306
Pharmacyclics, Inc. (a)(d)	6,139	580,627
Seattle Genetics, Inc. (a)(d)	10,671	410,620
Theravance, Inc. (a)(d)	8,412	226,451
United Therapeutics Corp. (a)	4,928	492,849
Vertex Pharmaceuticals, Inc. (a)	24,647	1,668,602
		10,109,385
Health Care Equipment & Supplies - 2.3%
Alere, Inc. (a)	8,611	287,607
Boston Scientific Corp. (a)	142,572	1,797,833
C.R. Bard, Inc.	8,066	1,107,704
CareFusion Corp. (a)	21,932	856,664
DENTSPLY International, Inc.	15,073	672,708
Edwards Lifesciences Corp. (a)(d)	11,329	922,974
Hill-Rom Holdings, Inc.	6,334	236,638
Hologic, Inc. (a)(d)	28,481	597,674
IDEXX Laboratories, Inc. (a)	5,674	717,421
ResMed, Inc. (d)	14,958	745,656
Sirona Dental Systems, Inc. (a)(d)	5,807	436,803
St. Jude Medical, Inc.	29,960	1,901,561
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Teleflex, Inc.	4,353	$ 444,398
The Cooper Companies, Inc.	5,083	670,499
Varian Medical Systems, Inc. (a)(d)	11,458	911,484
Zimmer Holdings, Inc.	17,785	1,721,588
		14,029,212
Health Care Providers & Services - 3.1%
AmerisourceBergen Corp.	24,376	1,588,828
Brookdale Senior Living, Inc. (a)	10,516	334,829
Cardinal Health, Inc.	36,104	2,509,589
Catamaran Corp. (a)	21,741	825,962
Cigna Corp.	30,133	2,411,845
Community Health Systems, Inc. (a)	11,866	449,603
DaVita HealthCare Partners, Inc. (a)	19,444	1,347,469
Envision Healthcare Holdings, Inc.	5,124	173,140
HCA Holdings, Inc. (a)	28,278	1,470,456
Health Net, Inc. (a)	8,457	290,329
Henry Schein, Inc. (a)	9,190	1,049,774
Humana, Inc.	16,637	1,825,911
Laboratory Corp. of America Holdings (a)(d)	9,228	910,804
LifePoint Hospitals, Inc. (a)	4,702	262,936
MEDNAX, Inc. (a)	10,614	628,880
Omnicare, Inc.	10,472	620,675
Patterson Companies, Inc.	9,227	375,539
Premier, Inc.	3,334	100,020
Quest Diagnostics, Inc.	15,355	858,805
Tenet Healthcare Corp. (a)(d)	10,252	462,160
Universal Health Services, Inc. Class B	9,586	784,039
VCA Antech, Inc. (a)	9,388	287,554
		19,569,147
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	18,849	286,882
Cerner Corp. (a)	31,352	1,608,358
Veeva Systems, Inc. Class A (d)	1,609	30,909
		1,926,149
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	36,676	1,981,971
Bio-Rad Laboratories, Inc. Class A (a)	2,193	270,200
Bruker BioSciences Corp. (a)	11,622	240,111
Charles River Laboratories International, Inc. (a)	5,196	279,129
Covance, Inc. (a)	5,879	518,998
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Illumina, Inc. (a)	13,141	$ 1,785,205
Mettler-Toledo International, Inc. (a)	3,173	739,690
PerkinElmer, Inc.	11,700	491,049
QIAGEN NV (a)(d)	24,744	541,894
Quintiles Transnational Holdings, Inc.	2,903	136,818
Techne Corp.	3,901	348,398
Waters Corp. (a)	9,052	891,984
		8,225,447
Pharmaceuticals - 2.4%
Actavis PLC (a)(d)	18,330	3,745,353
Endo International PLC (a)	14,101	887,587
Forest Laboratories, Inc. (a)	28,164	2,588,553
Hospira, Inc. (a)	17,396	796,737
Jazz Pharmaceuticals PLC (a)	5,443	734,261
Mylan, Inc. (a)	40,280	2,045,418
Perrigo Co. PLC	13,327	1,930,549
Salix Pharmaceuticals Ltd. (a)(d)	6,436	707,960
Zoetis, Inc. Class A	52,863	1,599,634
		15,036,052
TOTAL HEALTH CARE		68,895,392
INDUSTRIALS - 13.5%
Aerospace & Defense - 1.2%
Alliant Techsystems, Inc.	3,403	490,781
BE Aerospace, Inc. (a)	10,380	911,053
Exelis, Inc.	19,933	369,558
Hexcel Corp. (a)	10,694	445,833
Huntington Ingalls Industries, Inc.	5,314	547,342
L-3 Communications Holdings, Inc.	9,501	1,096,130
Rockwell Collins, Inc.	14,302	1,110,550
Spirit AeroSystems Holdings, Inc. Class A (a)	12,589	378,048
Textron, Inc.	29,362	1,200,906
TransDigm Group, Inc.	5,533	984,155
Triumph Group, Inc.	5,453	353,409
		7,887,765
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc. (d)	15,923	937,865
Expeditors International of Washington, Inc.	21,685	894,289
		1,832,154
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - 1.4%
Alaska Air Group, Inc.	7,399	$ 696,098
American Airlines Group, Inc.	20,648	724,125
Copa Holdings SA Class A	3,514	475,374
Delta Air Lines, Inc.	90,541	3,334,625
Southwest Airlines Co.	76,350	1,845,380
United Continental Holdings, Inc. (a)	37,597	1,536,589
		8,612,191
Building Products - 0.5%
A.O. Smith Corp.	8,176	382,310
Allegion PLC	10,532	519,754
Armstrong World Industries, Inc. (a)	2,669	140,283
Fortune Brands Home & Security, Inc.	17,456	695,622
Lennox International, Inc.	5,320	445,976
Masco Corp.	37,797	759,342
Owens Corning	12,561	513,117
		3,456,404
Commercial Services & Supplies - 1.1%
ADT Corp.	19,261	582,453
Cintas Corp.	10,905	642,632
Clean Harbors, Inc. (a)(d)	6,370	382,200
Copart, Inc. (a)	11,887	431,141
Covanta Holding Corp.	11,285	208,208
Iron Mountain, Inc.	18,004	512,034
KAR Auction Services, Inc.	7,965	237,198
Pitney Bowes, Inc. (d)	21,290	570,572
R.R. Donnelley & Sons Co.	20,459	360,078
Republic Services, Inc.	28,493	999,819
Rollins, Inc.	6,756	203,220
Stericycle, Inc. (a)	9,096	1,059,138
Waste Connections, Inc.	13,050	582,813
		6,771,506
Construction & Engineering - 0.8%
AECOM Technology Corp. (a)	10,940	354,675
Chicago Bridge & Iron Co. NV	10,584	847,461
Fluor Corp.	17,227	1,304,084
Jacobs Engineering Group, Inc. (a)	13,754	793,606
KBR, Inc.	15,629	396,508
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Quanta Services, Inc. (a)	21,956	$ 774,608
URS Corp.	7,291	343,552
		4,814,494
Electrical Equipment - 1.0%
AMETEK, Inc.	25,633	1,351,372
Babcock & Wilcox Co. (d)	11,889	413,618
Hubbell, Inc. Class B	6,272	738,340
Regal-Beloit Corp.	4,765	356,088
Rockwell Automation, Inc.	14,754	1,758,382
Roper Industries, Inc.	10,456	1,452,861
SolarCity Corp. (a)(d)	2,398	127,694
		6,198,355
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	6,724	553,049
Machinery - 4.2%
AGCO Corp.	10,265	571,761
Colfax Corp. (a)	10,967	789,405
Crane Co.	5,130	373,105
Donaldson Co., Inc.	15,475	651,343
Dover Corp.	18,073	1,561,507
Flowserve Corp.	15,107	1,103,566
Graco, Inc.	6,478	469,655
Harsco Corp.	8,603	205,870
IDEX Corp.	8,687	647,790
Ingersoll-Rand PLC	29,384	1,757,163
ITT Corp.	9,497	409,701
Joy Global, Inc. (d)	10,576	638,579
Kennametal, Inc.	8,319	388,747
Lincoln Electric Holdings, Inc.	8,780	586,592
Manitowoc Co., Inc. (d)	14,116	448,606
Navistar International Corp. (a)(d)	5,914	224,318
Nordson Corp.	6,842	508,703
Oshkosh Truck Corp.	9,300	516,243
PACCAR, Inc.	37,356	2,390,037
Pall Corp.	11,722	986,406
Parker Hannifin Corp.	15,767	2,000,517
Pentair Ltd.	21,583	1,603,401
Snap-On, Inc.	6,156	714,096
SPX Corp.	4,708	479,463
Stanley Black & Decker, Inc.	17,094	1,468,204
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Terex Corp.	11,775	$ 509,740
Timken Co.	9,136	576,299
Toro Co.	6,103	387,785
Trinity Industries, Inc.	8,322	624,649
Valmont Industries, Inc.	2,835	422,160
WABCO Holdings, Inc. (a)	6,169	660,145
Wabtec Corp.	10,129	755,117
Xylem, Inc.	19,459	731,464
		26,162,137
Marine - 0.1%
Kirby Corp. (a)	6,007	604,424
Professional Services - 1.0%
Dun & Bradstreet Corp.	3,985	441,379
Equifax, Inc.	12,696	899,004
IHS, Inc. Class A (a)	6,911	833,674
Manpower, Inc.	8,169	664,466
Nielsen Holdings B.V.	23,091	1,084,122
Robert Half International, Inc.	14,787	662,458
Towers Watson & Co.	6,844	768,034
Verisk Analytics, Inc. (a)	15,979	960,178
		6,313,315
Road & Rail - 0.9%
AMERCO	774	193,585
Avis Budget Group, Inc. (a)(d)	11,397	599,368
Con-way, Inc.	5,963	253,308
Genesee & Wyoming, Inc. Class A (a)	4,596	455,050
Hertz Global Holdings, Inc. (a)	36,589	1,041,689
J.B. Hunt Transport Services, Inc.	9,597	730,332
Kansas City Southern	11,638	1,174,041
Landstar System, Inc.	4,916	309,659
Old Dominion Freight Lines, Inc. (a)	7,512	455,453
Ryder System, Inc.	5,528	454,291
		5,666,776
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	7,424	266,299
Fastenal Co.	31,322	1,568,606
GATX Corp.	4,934	323,818
HD Supply Holdings, Inc. (a)	6,519	168,060
MRC Global, Inc. (a)	8,782	256,347
MSC Industrial Direct Co., Inc. Class A	4,980	453,479
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
United Rentals, Inc. (a)(d)	9,911	$ 929,949
W.W. Grainger, Inc.	6,225	1,583,640
WESCO International, Inc. (a)	4,672	410,108
		5,960,306
TOTAL INDUSTRIALS		84,832,876
INFORMATION TECHNOLOGY - 13.3%
Communications Equipment - 1.0%
Brocade Communications Systems, Inc. (a)	46,991	437,486
CommScope Holding Co., Inc.	4,294	114,564
EchoStar Holding Corp. Class A (a)	4,331	194,722
F5 Networks, Inc. (a)(d)	7,951	836,207
Harris Corp.	11,525	847,318
JDS Uniphase Corp. (a)	24,585	311,492
Juniper Networks, Inc. (a)	50,012	1,234,796
Motorola Solutions, Inc.	23,884	1,518,545
Palo Alto Networks, Inc. (a)	3,713	236,073
Polycom, Inc. (a)	14,652	180,220
Riverbed Technology, Inc. (a)	17,201	334,559
		6,245,982
Electronic Equipment & Components - 1.1%
Amphenol Corp. Class A	16,876	1,609,127
Arrow Electronics, Inc. (a)(d)	11,082	628,904
Avnet, Inc.	14,499	625,342
AVX Corp.	4,775	63,746
CDW Corp.	2,885	81,328
Dolby Laboratories, Inc. Class A (a)(d)	4,834	192,635
FLIR Systems, Inc.	15,013	511,043
Ingram Micro, Inc. Class A (a)	16,116	434,487
IPG Photonics Corp. (a)(d)	3,428	221,552
Jabil Circuit, Inc.	21,332	368,190
Knowles Corp. (a)	9,079	253,576
National Instruments Corp.	10,237	279,572
Tech Data Corp. (a)	4,008	250,460
Trimble Navigation Ltd. (a)(d)	27,016	1,038,225
Vishay Intertechnology, Inc.	13,934	198,141
Zebra Technologies Corp. Class A (a)	5,350	371,504
		7,127,832
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.9%
Akamai Technologies, Inc. (a)	18,779	$ 996,602
AOL, Inc. (a)	8,173	349,886
Equinix, Inc. (a)(d)	5,199	976,424
IAC/InterActiveCorp	7,901	523,678
LinkedIn Corp. (a)	10,227	1,569,538
Pandora Media, Inc. (a)	16,070	376,359
Rackspace Hosting, Inc. (a)(d)	11,884	344,874
VeriSign, Inc. (a)(d)	13,733	647,923
		5,785,284
IT Services - 2.7%
Alliance Data Systems Corp. (a)(d)	5,497	1,329,724
Amdocs Ltd.	16,901	786,404
Booz Allen Hamilton Holding Corp. Class A	3,223	74,903
Broadridge Financial Solutions, Inc.	12,816	491,365
Computer Sciences Corp.	15,875	939,483
CoreLogic, Inc. (a)	10,125	283,804
DST Systems, Inc.	3,592	331,146
Fidelity National Information Services, Inc.	30,991	1,655,849
Fiserv, Inc. (a)	26,594	1,616,383
FleetCor Technologies, Inc. (a)	7,135	814,318
Gartner, Inc. Class A (a)	9,922	684,023
Genpact Ltd. (a)	17,698	298,388
Global Payments, Inc.	7,615	508,910
Jack Henry & Associates, Inc.	9,136	503,942
Leidos Holdings, Inc.	7,140	265,894
Neustar, Inc. Class A (a)(d)	6,379	164,068
Paychex, Inc.	34,371	1,437,052
Science Applications International Corp.	4,425	172,575
Teradata Corp. (a)(d)	17,144	779,366
The Western Union Co.	58,866	934,203
Total System Services, Inc.	17,251	548,064
Vantiv, Inc. (a)(d)	9,261	284,776
VeriFone Systems, Inc. (a)	11,430	382,219
Xerox Corp.	129,757	1,568,762
		16,855,621
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc. (a)(d)	63,743	260,709
Altera Corp.	33,877	1,101,680
Analog Devices, Inc.	32,595	1,671,798
Applied Materials, Inc.	126,997	2,420,563
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Atmel Corp. (a)	45,111	$ 350,512
Avago Technologies Ltd.	26,011	1,651,699
Cree, Inc. (a)(d)	12,395	584,672
Fairchild Semiconductor International, Inc. (a)	13,083	166,547
First Solar, Inc. (a)(d)	7,165	483,566
Freescale Semiconductor, Inc. (a)(d)	6,794	149,264
KLA-Tencor Corp.	17,560	1,123,664
Lam Research Corp.	17,111	985,765
Linear Technology Corp.	24,708	1,099,506
LSI Corp.	57,946	645,518
Marvell Technology Group Ltd.	41,414	656,826
Maxim Integrated Products, Inc.	30,570	991,691
Microchip Technology, Inc.	20,875	992,398
Micron Technology, Inc. (a)	108,810	2,842,117
NVIDIA Corp.	61,111	1,128,720
ON Semiconductor Corp. (a)	47,755	449,375
Silicon Laboratories, Inc. (a)	4,453	200,162
Skyworks Solutions, Inc.	20,073	823,997
Teradyne, Inc.	20,238	357,605
Xilinx, Inc.	27,895	1,316,365
		22,454,719
Software - 2.8%
Activision Blizzard, Inc.	27,966	559,600
ANSYS, Inc. (a)	9,853	751,882
Autodesk, Inc. (a)	23,616	1,134,040
CA Technologies, Inc.	34,619	1,043,417
Cadence Design Systems, Inc. (a)(d)	29,964	466,240
Citrix Systems, Inc. (a)	19,771	1,172,618
Compuware Corp.	22,638	234,530
Concur Technologies, Inc. (a)(d)	4,940	397,522
Electronic Arts, Inc. (a)	31,971	904,779
FactSet Research Systems, Inc. (d)	4,650	495,225
FireEye, Inc. (d)	1,856	72,867
Fortinet, Inc. (a)	14,380	316,072
Informatica Corp. (a)	11,478	406,895
Intuit, Inc.	31,368	2,376,126
MICROS Systems, Inc. (a)	8,324	428,686
NetSuite, Inc. (a)	3,724	287,902
Nuance Communications, Inc. (a)(d)	27,639	444,712
Red Hat, Inc. (a)	19,915	968,865
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Rovi Corp. (a)	10,109	$ 225,330
ServiceNow, Inc. (a)(d)	8,784	436,740
SolarWinds, Inc. (a)	6,946	280,063
Solera Holdings, Inc.	7,291	472,311
Splunk, Inc. (a)	11,864	647,418
Symantec Corp.	73,578	1,492,162
Synopsys, Inc. (a)	16,276	612,303
Tableau Software, Inc.	1,120	61,902
TIBCO Software, Inc. (a)	17,414	341,837
Workday, Inc. Class A (a)(d)	4,277	312,520
Zynga, Inc. (a)	63,647	257,770
		17,602,334
Technology Hardware, Storage & Peripherals - 1.2%
3D Systems Corp. (a)(d)	10,559	499,863
Diebold, Inc.	6,687	251,498
Lexmark International, Inc. Class A	6,674	286,982
NCR Corp. (a)	17,392	530,630
NetApp, Inc.	35,927	1,279,360
Nimble Storage, Inc. (d)	983	24,231
SanDisk Corp.	23,864	2,027,724
Stratasys Ltd. (a)(d)	3,731	361,422
Western Digital Corp.	22,320	1,967,062
		7,228,772
TOTAL INFORMATION TECHNOLOGY		83,300,544
MATERIALS - 5.7%
Chemicals - 2.5%
Airgas, Inc.	6,871	730,112
Albemarle Corp.	8,588	575,740
Ashland, Inc.	8,298	801,587
Cabot Corp.	6,794	392,693
Celanese Corp. Class A	16,867	1,036,140
CF Industries Holdings, Inc.	5,859	1,436,451
Cytec Industries, Inc.	3,862	368,126
Eastman Chemical Co.	16,359	1,426,014
FMC Corp.	14,389	1,107,953
Huntsman Corp.	20,456	512,423
International Flavors & Fragrances, Inc.	8,560	843,331
Kronos Worldwide, Inc. (d)	2,071	32,411
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
NewMarket Corp.	1,000	$ 372,320
Rockwood Holdings, Inc.	7,742	550,069
RPM International, Inc.	14,034	598,690
Sherwin-Williams Co.	9,353	1,869,104
Sigma Aldrich Corp.	12,692	1,221,097
The Scotts Miracle-Gro Co. Class A	4,567	279,546
Valspar Corp.	8,946	653,416
W.R. Grace & Co. (a)	8,021	738,734
Westlake Chemical Corp.	4,309	306,801
		15,852,758
Construction Materials - 0.3%
Eagle Materials, Inc.	5,238	436,483
Martin Marietta Materials, Inc. (d)	4,869	605,363
Vulcan Materials Co.	13,731	886,061
		1,927,907
Containers & Packaging - 1.2%
Aptargroup, Inc.	7,066	476,390
Avery Dennison Corp.	10,582	514,920
Ball Corp.	14,879	836,051
Bemis Co., Inc.	10,745	432,379
Crown Holdings, Inc. (a)	15,091	711,842
Greif, Inc. Class A	3,364	182,295
MeadWestvaco Corp.	17,685	690,953
Owens-Illinois, Inc. (a)	17,451	554,593
Packaging Corp. of America	10,286	685,356
Rock-Tenn Co. Class A	7,546	721,473
Sealed Air Corp.	20,641	708,193
Silgan Holdings, Inc.	4,680	232,830
Sonoco Products Co.	10,569	444,744
		7,192,019
Metals & Mining - 1.3%
Alcoa, Inc.	123,667	1,665,794
Allegheny Technologies, Inc. (d)	11,403	469,804
Carpenter Technology Corp.	4,945	310,546
Cliffs Natural Resources, Inc. (d)	16,172	286,568
Compass Minerals International, Inc.	3,516	322,066
Newmont Mining Corp.	51,987	1,290,837
Nucor Corp.	33,520	1,734,660
Reliance Steel & Aluminum Co.	8,112	574,492
Royal Gold, Inc.	6,783	449,035
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Steel Dynamics, Inc.	23,344	$ 426,495
Tahoe Resources, Inc. (a)	8,990	200,051
United States Steel Corp. (d)	15,197	395,426
		8,125,774
Paper & Forest Products - 0.4%
Domtar Corp.	3,482	325,080
International Paper Co.	46,984	2,191,804
		2,516,884
TOTAL MATERIALS		35,615,342
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.4%
Frontier Communications Corp. (d)	105,534	627,927
Intelsat SA (d)	2,400	43,632
Level 3 Communications, Inc. (a)	18,097	778,714
TW Telecom, Inc. (a)	14,971	459,460
Windstream Holdings, Inc. (d)	62,656	568,290
		2,478,023
Wireless Telecommunication Services - 0.3%
SBA Communications Corp. Class A (a)	13,498	1,211,580
T-Mobile U.S., Inc. (a)	19,981	585,243
Telephone & Data Systems, Inc.	10,005	272,036
U.S. Cellular Corp. (d)	1,247	51,800
		2,120,659
TOTAL TELECOMMUNICATION SERVICES		4,598,682
UTILITIES - 6.1%
Electric Utilities - 2.2%
Edison International	34,415	1,946,512
Entergy Corp.	18,812	1,363,870
FirstEnergy Corp.	44,172	1,490,805
Great Plains Energy, Inc.	16,361	438,966
Hawaiian Electric Industries, Inc. (d)	10,207	244,866
ITC Holdings Corp.	16,536	611,336
Northeast Utilities	33,225	1,570,214
OGE Energy Corp.	20,854	778,480
Pepco Holdings, Inc.	26,321	704,350
Pinnacle West Capital Corp.	11,516	644,320
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
PPL Corp.	66,698	$ 2,223,711
Westar Energy, Inc.	13,489	483,985
Xcel Energy, Inc.	52,478	1,672,474
		14,173,889
Gas Utilities - 0.5%
AGL Resources, Inc.	12,497	674,838
Atmos Energy Corp.	10,473	534,542
National Fuel Gas Co.	7,786	573,361
ONE Gas, Inc.	5,447	199,251
Questar Corp.	18,474	448,549
UGI Corp.	12,000	560,280
		2,990,821
Independent Power Producers & Energy Traders - 0.5%
Calpine Corp. (a)	38,737	888,239
NRG Energy, Inc.	34,065	1,114,607
The AES Corp.	65,568	947,458
		2,950,304
Multi-Utilities - 2.7%
Alliant Energy Corp.	11,729	685,912
Ameren Corp.	25,649	1,059,560
CenterPoint Energy, Inc.	45,257	1,120,563
CMS Energy Corp.	28,179	854,105
Consolidated Edison, Inc.	30,928	1,794,752
DTE Energy Co.	18,361	1,434,729
Integrys Energy Group, Inc.	8,361	512,362
MDU Resources Group, Inc.	19,906	705,071
NiSource, Inc.	32,952	1,196,817
Public Service Enterprise Group, Inc.	53,429	2,188,986
SCANA Corp.	14,700	789,096
Sempra Energy	25,705	2,534,770
TECO Energy, Inc. (d)	23,025	413,529
Vectren Corp.	8,726	354,014
Wisconsin Energy Corp.	24,160	1,171,277
		16,815,543
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - 0.2%
American Water Works Co., Inc.	18,776	$ 854,871
Aqua America, Inc. (d)	18,524	464,767
		1,319,638
TOTAL UTILITIES		38,250,195
TOTAL COMMON STOCKS (Cost $529,003,341)		625,484,615
U.S. Treasury Obligations - 0.0%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.09% 7/24/14 (e) (Cost $299,941)	$ 300,000	299,990
Money Market Funds - 9.8%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	5,846,189	5,846,189
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	55,676,889	55,676,889
TOTAL MONEY MARKET FUNDS (Cost $61,523,078)		61,523,078
TOTAL INVESTMENT PORTFOLIO - 109.5% (Cost $590,826,360)		687,307,683
NET OTHER ASSETS (LIABILITIES) - (9.5)%		(59,904,269)
NET ASSETS - 100%		$ 627,403,414
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
21 CME E-mini S&P MidCap 400 Index Contracts (United States)	June 2014	$ 2,841,510	$ 44,914

The face value of futures purchased as a percentage of net assets is 0.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $299,990.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,608
Fidelity Securities Lending Cash Central Fund	131,099
Total	$ 137,707
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 104,383,898	$ 104,383,898	$ -	$ -
Consumer Staples	35,601,577	35,601,577	-	-
Energy	44,786,416	44,786,416	-	-
Financials	125,219,693	125,219,693	-	-
Health Care	68,895,392	68,895,392	-	-
Industrials	84,832,876	84,832,876	-	-
Information Technology	83,300,544	83,300,544	-	-
Materials	35,615,342	35,615,342	-	-
Telecommunication Services	4,598,682	4,598,682	-	-
Utilities	38,250,195	38,250,195	-	-
U.S. Government and Government Agency Obligations	299,990	-	299,990	-
Money Market Funds	61,523,078	61,523,078	-	-
Total Investments in Securities:	$ 687,307,683	$ 687,007,693	$ 299,990	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 44,914	$ 44,914	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 44,914	$ -
Total Value of Derivatives	$ 44,914	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Mid Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014

Assets
Investment in securities, at value (including securities loaned of $54,781,279) - See accompanying schedule: Unaffiliated issuers (cost $529,303,282)	$ 625,784,605
Fidelity Central Funds (cost $61,523,078)	61,523,078
Total Investments (cost $590,826,360)		$ 687,307,683
Segregated cash with brokers for derivative instruments		72,014
Receivable for investments sold		765,023
Receivable for fund shares sold		1,783,910
Dividends receivable		223,400
Distributions receivable from Fidelity Central Funds		20,916
Receivable for daily variation margin for derivative instruments		35,978
Receivable from investment adviser for expense reductions		59,103
Other receivables		71
Total assets		690,268,098

Liabilities
Payable for investments purchased	$ 5,785,724
Payable for fund shares redeemed	1,301,762
Accrued management fee	62,043
Other affiliated payables	38,266
Collateral on securities loaned, at value	55,676,889
Total liabilities		62,864,684

Net Assets		$ 627,403,414
Net Assets consist of:
Paid in capital		$ 527,981,179
Undistributed net investment income		2,402,433
Accumulated undistributed net realized gain (loss) on investments		493,565
Net unrealized appreciation (depreciation) on investments		96,526,237
Net Assets		$ 627,403,414

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

April 30, 2014

Investor Class: Net Asset Value, offering price and redemption price per share ($15,098,692 ÷ 928,554 shares)	$ 16.26

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($519,384,735 ÷ 31,898,486 shares)	$ 16.28

Institutional Class: Net Asset Value, offering price and redemption price per share ($88,656,802 ÷ 5,443,730 shares)	$ 16.29

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($4,263,185 ÷ 261,775 shares)	$ 16.29

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Mid Cap Index Fund

Financial Statements - continued

Statement of Operations

	Year ended April 30, 2014

Investment Income
Dividends		$ 6,790,787
Interest		254
Income from Fidelity Central Funds (including $131,099 from security lending)		137,707
Total income		6,928,748

Expenses
Management fee	$ 532,775
Transfer agent fees	326,053
Independent trustees' compensation	1,570
Miscellaneous	744
Total expenses before reductions	861,142
Expense reductions	(510,316)	350,826
Net investment income (loss)		6,577,922
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,551,006
Futures contracts	(24,891)
Total net realized gain (loss)		3,526,115
Change in net unrealized appreciation (depreciation) on: Investment securities	68,893,513
Futures contracts	4,937
Total change in net unrealized appreciation (depreciation)		68,898,450
Net gain (loss)		72,424,565
Net increase (decrease) in net assets resulting from operations		$ 79,002,487

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended April 30, 2014	Year ended April 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,577,922	$ 1,831,291
Net realized gain (loss)	3,526,115	620,580
Change in net unrealized appreciation (depreciation)	68,898,450	23,986,390
Net increase (decrease) in net assets resulting from operations	79,002,487	26,438,261
Distributions to shareholders from net investment income	(4,447,495)	(1,249,909)
Distributions to shareholders from net realized gain	(3,210,300)	(309,278)
Total distributions	(7,657,795)	(1,559,187)
Share transactions - net increase (decrease)	308,161,972	176,854,037
Redemption fees	40,938	11,506
Total increase (decrease) in net assets	379,547,602	201,744,617

Net Assets
Beginning of period	247,855,812	46,111,195
End of period (including undistributed net investment income of $2,402,433 and undistributed net investment income of $699,014, respectively)	$ 627,403,414	$ 247,855,812

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended April 30,	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.66	$ 11.68	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.20	.18	.09
Net realized and unrealized gain (loss)	2.65	1.99	1.64
Total from investment operations	2.85	2.17	1.73
Distributions from net investment income	(.13)	(.15)	(.05)
Distributions from net realized gain	(.11)	(.04)	-
Total distributions	(.25) J	(.19)	(.05)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 16.26	$ 13.66	$ 11.68
Total Return B, C	20.99%	18.93%	17.37%
Ratios to Average Net Assets E, H
Expenses before reductions	.33%	.33%	.33% A
Expenses net of fee waivers, if any	.22%	.25%	.26% A
Expenses net of all reductions	.22%	.25%	.26% A
Net investment income (loss)	1.35%	1.56%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,099	$ 5,140	$ 7,794
Portfolio turnover rate F	7%	5%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.25 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.111 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended April 30,	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.68	$ 11.69	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.23	.21	.10
Net realized and unrealized gain (loss)	2.64	1.98	1.64
Total from investment operations	2.87	2.19	1.74
Distributions from net investment income	(.16)	(.16)	(.05)
Distributions from net realized gain	(.11)	(.04)	-
Total distributions	(.27)	(.20)	(.05)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 16.28	$ 13.68	$ 11.69
Total Return B, C	21.14%	19.10%	17.48%
Ratios to Average Net Assets E, H
Expenses before reductions	.20%	.20%	.20% A
Expenses net of fee waivers, if any	.08%	.09%	.12% A
Expenses net of all reductions	.08%	.09%	.12% A
Net investment income (loss)	1.49%	1.72%	1.37% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 519,385	$ 198,767	$ 18,896
Portfolio turnover rate F	7%	5%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended April 30,	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.68	$ 11.70	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.23	.21	.10
Net realized and unrealized gain (loss)	2.65	1.98	1.65
Total from investment operations	2.88	2.19	1.75
Distributions from net investment income	(.16)	(.16)	(.05)
Distributions from net realized gain	(.11)	(.04)	-
Total distributions	(.27)	(.21) J	(.05)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 16.29	$ 13.68	$ 11.70
Total Return B, C	21.24%	19.04%	17.59%
Ratios to Average Net Assets E, H
Expenses before reductions	.14%	.14%	.14% A
Expenses net of fee waivers, if any	.06%	.07%	.08% A
Expenses net of all reductions	.06%	.07%	.08% A
Net investment income (loss)	1.51%	1.74%	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 88,657	$ 42,952	$ 19,312
Portfolio turnover rate F	7%	5%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.21 per share is comprised of distributions from net investment income of $.1639 and distributions from net realized gain of $.044 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Years ended April 30,	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.68	$ 11.70	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.23	.22	.10
Net realized and unrealized gain (loss)	2.65	1.97	1.65
Total from investment operations	2.88	2.19	1.75
Distributions from net investment income	(.16)	(.17)	(.05)
Distributions from net realized gain	(.11)	(.04)	-
Total distributions	(.27)	(.21)	(.05)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 16.29	$ 13.68	$ 11.70
Total Return B, C	21.26%	19.06%	17.60%
Ratios to Average Net Assets E, H
Expenses before reductions	.12%	.12%	.12% A
Expenses net of fee waivers, if any	.04%	.05%	.06% A
Expenses net of all reductions	.04%	.05%	.06% A
Net investment income (loss)	1.53%	1.77%	1.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,263	$ 996	$ 109
Portfolio turnover rate F	7%	5%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Small Cap Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2014	Past 1 year	Life of fund A
Investor Class	20.46%	21.57%
Fidelity Advantage Class	20.61%	21.73%

A From September 8, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan Small Cap Index Fund - Investor Class on September 8, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Annual Report

Spartan Small Cap Index Fund

Management's Discussion of Fund Performance

Market Recap: U.S. stocks overcame fears of higher interest rates, slower economic growth and a volatile start to 2014 to post strong gains for the 12 months ending April 30, 2014. The S&P 500® Index returned 20.44%, finishing near its all-time high. U.S. Federal Reserve policies that balanced stimulus reductions with low interest rates contributed to a broad advance, with eight of 10 S&P 500® market sectors posting a double-digit gain. Industrials was the best-performing sector, up about 30%, as demand improved for autos and other durable goods. Health care stocks rose 25%, as new insurance programs and a favorable drug-approval environment raised earnings-growth expectations. Conversely, the typically defensive telecommunication services sector was the only group to lose ground (-3%), while utilities (+8%) lagged. Volatility increased in the first quarter amid rising tension in Ukraine, fear of a slowing economy in China and a late-January decline for momentum stocks. Still, markets finished the period on an uptrend, aided by higher consumer spending and the lowest unemployment since 2009 - both of which helped to take the sting out of weather-beaten first-quarter gross domestic product (GDP) figures. The growth-oriented Nasdaq Composite Index® rose 25.20%, the small-cap Russell 2000® Index returned 20.50% and the Russell Midcap® Index added 21.25%.

Comments from Patrick Waddell, who was named Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® Small Cap Index Fund on April 4, 2014: For the 12-month period ending April 30, 2014, the fund's Investor Class and Fidelity Advantage® Class shares gained 20.46% and 20.61%, respectively, in line with the Russell 2000® Index. There were many more contributors than detractors in a strong market during the period, led by Rite Aid. The pharmacy company turned a long-awaited profit in April driven by cost-cutting and higher prescription sales. Its shares are now at their highest point since 2001. In the health care sector, shares of Questcor Pharmaceuticals more than doubled in the period, driven by sales of its multiple sclerosis drug Acthar to treat additional conditions. Another biotechnology company, InterMune, saw its share price more than double in February after it received positive news surrounding a trial of its treatment for idiopathic pulmonary fibrosis, a serious lung ailment. The biggest detractor was CommVault Systems, a provider of information-management software; its shares had a one-day fall of 31% late in the period on weaker-than-expected revenue. Infinity Pharmaceuticals shares also weighed on results, following an early-stage cancer drug trial last June that did not go well, as well as continued operating losses.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Small Cap Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
American Realty Capital Properties, Inc.	0.4	0.1
Acuity Brands, Inc.	0.3	0.3
Rite Aid Corp.	0.3	0.3
NorthStar Realty Finance Corp.	0.3	0.1
SunEdison, Inc.	0.3	0.2
Middleby Corp.	0.3	0.3
CoStar Group, Inc.	0.3	0.3
athenahealth, Inc.	0.3	0.3
Kate Spade & Co.	0.3	0.2
Questcor Pharmaceuticals, Inc.	0.3	0.2
	3.1
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.4	22.6
Information Technology	17.1	17.6
Industrials	14.5	14.5
Consumer Discretionary	12.8	13.7
Health Care	12.8	12.5
Energy	6.0	5.9
Materials	4.9	4.8
Consumer Staples	3.8	4.0
Utilities	3.3	3.1
Telecommunication Services	0.7	0.7

Annual Report

Spartan Small Cap Index Fund

Investments April 30, 2014

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	38,057	$ 671,706
Cooper Tire & Rubber Co.	35,841	901,401
Dana Holding Corp.	89,209	1,888,555
Dorman Products, Inc. (a)(d)	14,253	820,260
Drew Industries, Inc.	12,971	652,701
Federal-Mogul Corp. Class A (a)	10,794	185,873
Fox Factory Holding Corp.	5,188	88,144
Fuel Systems Solutions, Inc. (a)	7,940	83,211
Gentherm, Inc. (a)	19,921	724,128
Modine Manufacturing Co. (a)	26,817	441,944
Remy International, Inc.	7,986	211,789
Shiloh Industries, Inc. (a)	3,526	69,603
Spartan Motors, Inc.	19,324	102,610
Standard Motor Products, Inc.	11,012	418,346
Stoneridge, Inc. (a)	15,929	170,281
Superior Industries International, Inc.	12,845	271,543
Tenneco, Inc. (a)	34,360	2,057,133
Tower International, Inc. (a)	3,414	94,943
		9,854,171
Automobiles - 0.0%
Winnebago Industries, Inc. (a)	15,699	375,206
Distributors - 0.3%
Core-Mark Holding Co., Inc.	6,401	515,537
Pool Corp.	26,190	1,545,734
VOXX International Corp. (a)	11,258	132,282
Weyco Group, Inc.	4,006	100,511
		2,294,064
Diversified Consumer Services - 1.0%
American Public Education, Inc. (a)(d)	9,853	340,914
Ascent Capital Group, Inc. (a)	7,944	546,309
Bridgepoint Education, Inc. (a)	8,683	137,626
Bright Horizons Family Solutions, Inc. (a)	6,785	276,692
Capella Education Co.	6,349	370,528
Career Education Corp. (a)	30,304	218,795
Carriage Services, Inc.	9,525	153,257
Corinthian Colleges, Inc. (a)(d)	46,351	53,304
Education Management Corp. (a)(d)	13,685	54,329
Grand Canyon Education, Inc. (a)	25,660	1,106,459
Hillenbrand, Inc.	30,814	936,746
Houghton Mifflin Harcourt Co.	11,560	236,171
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
ITT Educational Services, Inc. (a)(d)	13,110	$ 353,970
JTH Holding, Inc. Class A (a)	2,687	73,086
K12, Inc. (a)(d)	15,510	367,277
LifeLock, Inc. (a)	35,879	563,300
Lincoln Educational Services Corp.	12,947	52,824
Matthews International Corp. Class A	15,583	628,774
Regis Corp. (d)	27,111	356,239
Sotheby's Class A (Ltd. vtg.)	38,629	1,624,736
Steiner Leisure Ltd. (a)	8,218	354,771
Strayer Education, Inc. (a)	6,176	263,283
Universal Technical Institute, Inc.	12,839	154,196
		9,223,586
Hotels, Restaurants & Leisure - 2.6%
Biglari Holdings, Inc.	804	344,932
BJ's Restaurants, Inc. (a)(d)	13,797	393,904
Bloomin' Brands, Inc. (a)	31,325	667,849
Bob Evans Farms, Inc. (d)	14,851	696,066
Boyd Gaming Corp. (a)	38,917	459,999
Bravo Brio Restaurant Group, Inc. (a)	11,117	166,421
Buffalo Wild Wings, Inc. (a)	10,596	1,548,288
Caesars Entertainment Corp. (a)(d)	24,105	445,219
Carrols Restaurant Group, Inc. (a)	13,351	89,585
Churchill Downs, Inc.	7,689	675,325
Chuy's Holdings, Inc. (a)(d)	9,276	333,472
ClubCorp Holdings, Inc.	11,471	216,114
Cracker Barrel Old Country Store, Inc.	11,043	1,046,214
Del Frisco's Restaurant Group, Inc. (a)	5,902	153,511
Denny's Corp. (a)	51,232	345,304
Diamond Resorts International, Inc.	9,914	185,491
DineEquity, Inc.	9,242	700,636
Diversified Restaurant Holdings, Inc. (a)	6,865	34,394
Einstein Noah Restaurant Group, Inc.	4,413	67,784
Fiesta Restaurant Group, Inc. (a)	12,537	458,980
Ignite Restaurant Group, Inc. (a)(d)	4,238	59,925
International Speedway Corp. Class A	15,953	501,562
Interval Leisure Group, Inc.	22,118	569,981
Intrawest Resorts Holdings, Inc.	10,095	114,477
Isle of Capri Casinos, Inc. (a)	10,772	73,250
Jack in the Box, Inc. (a)	23,634	1,265,364
Jamba, Inc. (a)	8,554	94,607
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Krispy Kreme Doughnuts, Inc. (a)(d)	36,569	$ 641,420
Life Time Fitness, Inc. (a)(d)	24,299	1,166,352
Luby's, Inc. (a)	10,172	55,132
Marcus Corp.	10,673	178,559
Marriott Vacations Worldwide Corp. (a)	16,251	885,354
Monarch Casino & Resort, Inc. (a)	4,582	73,495
Morgans Hotel Group Co. (a)	16,393	122,948
Multimedia Games Holding Co., Inc. (a)	16,200	473,040
Nathan's Famous, Inc. (a)	1,709	84,220
Noodles & Co. (d)	3,417	112,043
Orient Express Hotels Ltd. Class A (a)	53,634	702,605
Papa John's International, Inc.	18,063	792,243
Pinnacle Entertainment, Inc. (a)(d)	32,691	760,720
Popeyes Louisiana Kitchen, Inc. (a)	13,309	507,073
Potbelly Corp.	5,089	86,513
Red Robin Gourmet Burgers, Inc. (a)	7,912	537,858
Ruby Tuesday, Inc. (a)(d)	35,344	272,502
Ruth's Hospitality Group, Inc.	19,828	249,635
Scientific Games Corp. Class A (a)	27,342	327,557
Sonic Corp. (a)	31,638	602,388
Speedway Motorsports, Inc.	6,492	118,089
Texas Roadhouse, Inc. Class A	35,154	869,710
The Cheesecake Factory, Inc. (d)	29,734	1,334,759
Town Sports International Holdings, Inc.	14,300	100,243
Vail Resorts, Inc.	20,195	1,398,100
		24,161,212
Household Durables - 1.1%
Bassett Furniture Industries, Inc.	7,031	96,957
Beazer Homes U.S.A., Inc. (a)(d)	13,831	262,236
Blyth, Inc. (d)	6,054	56,726
Cavco Industries, Inc. (a)	3,832	298,704
CSS Industries, Inc.	4,771	114,361
Ethan Allen Interiors, Inc.	13,675	332,029
EveryWare Global, Inc. (a)(d)	3,681	10,012
Flexsteel Industries, Inc.	2,711	93,042
Helen of Troy Ltd. (a)	18,048	1,131,610
Hooker Furniture Corp.	6,516	90,247
Hovnanian Enterprises, Inc. Class A (a)(d)	64,457	287,478
Installed Building Products, Inc. (a)	4,859	67,589
iRobot Corp. (a)(d)	15,748	527,558
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
KB Home	46,765	$ 772,090
La-Z-Boy, Inc.	29,806	722,199
LGI Homes, Inc.	5,351	78,767
Libbey, Inc. (a)	11,519	307,212
Lifetime Brands, Inc.	6,232	119,031
M.D.C. Holdings, Inc. (d)	21,859	603,308
M/I Homes, Inc. (a)(d)	13,402	298,463
Meritage Homes Corp. (a)	21,793	840,774
NACCO Industries, Inc. Class A	2,649	141,960
New Home Co. LLC (a)	5,050	69,438
Ryland Group, Inc.	26,247	1,007,622
Skullcandy, Inc. (a)	10,425	80,273
Standard Pacific Corp. (a)(d)	82,478	658,999
TRI Pointe Homes, Inc. (a)(d)	8,263	132,786
UCP, Inc.	5,101	72,179
Universal Electronics, Inc. (a)	8,914	332,938
WCI Communities, Inc.	3,763	72,137
William Lyon Homes, Inc. (a)	7,531	196,559
Zagg, Inc. (a)(d)	18,320	79,692
		9,954,976
Internet & Catalog Retail - 0.4%
1-800-FLOWERS.com, Inc. Class A (a)	16,880	91,996
Blue Nile, Inc. (a)(d)	6,826	237,067
FTD Companies, Inc. (a)(d)	10,167	308,467
HSN, Inc.	19,130	1,110,305
NutriSystem, Inc.	15,894	238,410
Orbitz Worldwide, Inc. (a)	13,637	100,232
Overstock.com, Inc. (a)	6,236	99,901
PetMed Express, Inc. (d)	10,826	141,712
RetailMeNot, Inc.	5,611	167,264
Shutterfly, Inc. (a)(d)	21,542	881,714
ValueVision Media, Inc. Class A (a)	22,083	103,348
Vitacost.com, Inc. (a)	12,141	80,980
		3,561,396
Leisure Products - 0.5%
Arctic Cat, Inc.	7,392	302,259
Black Diamond, Inc. (a)(d)	12,554	139,977
Brunswick Corp.	51,047	2,051,579
Callaway Golf Co. (d)	43,180	376,098
JAKKS Pacific, Inc. (d)	11,689	102,396
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Products - continued
Johnson Outdoors, Inc. Class A	2,606	$ 54,544
Leapfrog Enterprises, Inc. Class A (a)(d)	34,935	239,305
Malibu Boats, Inc. Class A (a)	4,630	103,064
Marine Products Corp.	5,268	37,403
Nautilus, Inc. (a)	17,383	144,800
Smith & Wesson Holding Corp. (a)(d)	31,164	478,367
Sturm, Ruger & Co., Inc. (d)	10,800	694,980
		4,724,772
Media - 1.3%
A.H. Belo Corp. Class A	10,515	121,028
AMC Entertainment Hld, Inc. Class A	11,759	272,103
Beasley Broadcast Group, Inc. Class A	1,578	12,151
Carmike Cinemas, Inc. (a)	12,891	382,347
Central European Media Enterprises Ltd. Class A (a)(d)	42,117	115,401
Crown Media Holdings, Inc. Class A (a)	20,582	73,684
Cumulus Media, Inc. Class A (a)	51,921	332,814
Daily Journal Corp. (a)	594	104,722
Dex Media, Inc. (a)(d)	9,778	71,673
E.W. Scripps Co. Class A (a)	17,884	306,353
Entercom Communications Corp. Class A (a)	13,448	145,238
Entravision Communication Corp. Class A	30,405	161,451
Global Sources Ltd. (a)(d)	11,733	104,306
Gray Television, Inc. (a)	28,653	322,346
Harte-Hanks, Inc.	23,874	191,947
Hemisphere Media Group, Inc. (a)(d)	4,204	50,868
Journal Communications, Inc. Class A (a)	24,566	197,019
Live Nation Entertainment, Inc. (a)	79,561	1,661,234
Loral Space & Communications Ltd. (a)	7,289	524,735
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	13,774	53,856
MDC Partners, Inc. Class A (sub. vtg.)	22,186	541,782
Media General, Inc. Class A (a)(d)	10,741	164,552
Meredith Corp.	20,260	892,858
National CineMedia, Inc.	33,649	511,128
Nexstar Broadcasting Group, Inc. Class A	16,417	654,217
ReachLocal, Inc. (a)(d)	5,693	56,930
Reading International, Inc. Class A (a)	10,625	75,225
Rentrak Corp. (a)	5,850	333,392
Saga Communications, Inc. Class A	2,877	127,451
Salem Communications Corp. Class A	6,805	59,952
Scholastic Corp.	14,791	486,772
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
SFX Entertainment, Inc. (d)	11,564	$ 75,860
Sinclair Broadcast Group, Inc. Class A (d)	38,815	1,037,525
Sizmek, Inc. (a)	13,347	127,864
The McClatchy Co. Class A (a)	33,435	183,224
The New York Times Co. Class A	73,056	1,174,740
World Wrestling Entertainment, Inc. Class A (d)	16,107	314,087
		12,022,835
Multiline Retail - 0.1%
Burlington Stores, Inc.	8,486	220,551
Fred's, Inc. Class A	20,660	376,425
Gordmans Stores, Inc.	3,733	16,761
The Bon-Ton Stores, Inc.	7,546	83,006
Tuesday Morning Corp. (a)	24,324	340,050
		1,036,793
Specialty Retail - 3.1%
Aeropostale, Inc. (a)(d)	43,103	214,222
America's Car Mart, Inc. (a)(d)	4,563	164,907
ANN, Inc. (a)	26,643	1,044,139
Asbury Automotive Group, Inc. (a)	17,583	1,085,574
Barnes & Noble, Inc. (a)(d)	22,631	371,148
bebe stores, Inc.	19,627	99,116
Big 5 Sporting Goods Corp.	9,364	114,334
Body Central Corp. (a)(d)	6,388	6,644
Brown Shoe Co., Inc.	24,169	570,147
Christopher & Banks Corp. (a)	20,269	126,479
Citi Trends, Inc. (a)	8,756	148,764
Conn's, Inc. (a)(d)	12,549	555,042
Destination Maternity Corp.	7,644	188,501
Destination XL Group, Inc. (a)	23,827	128,666
Express, Inc. (a)	48,249	702,988
Finish Line, Inc. Class A	27,366	753,386
Five Below, Inc. (a)(d)	18,522	746,622
Francesca's Holdings Corp. (a)(d)	24,619	402,767
Genesco, Inc. (a)(d)	13,529	1,033,210
Group 1 Automotive, Inc. (d)	12,130	874,937
Haverty Furniture Companies, Inc.	10,834	276,700
hhgregg, Inc. (a)(d)	6,822	58,806
Hibbett Sports, Inc. (a)(d)	14,788	796,334
Jos. A. Bank Clothiers, Inc. (a)(d)	15,699	1,013,370
Kirkland's, Inc. (a)	8,210	140,473
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lithia Motors, Inc. Class A (sub. vtg.)	12,391	$ 920,403
Lumber Liquidators Holdings, Inc. (a)(d)	15,512	1,352,026
MarineMax, Inc. (a)	13,588	218,223
Mattress Firm Holding Corp. (a)(d)	7,491	338,518
Monro Muffler Brake, Inc.	17,659	995,968
New York & Co., Inc. (a)	17,397	72,893
Office Depot, Inc. (a)	271,865	1,111,928
Outerwall, Inc. (a)	11,496	797,248
Pacific Sunwear of California, Inc. (a)	26,931	77,561
Penske Automotive Group, Inc.	23,873	1,094,816
Pier 1 Imports, Inc.	52,758	963,361
RadioShack Corp. (a)(d)	57,397	82,078
Rent-A-Center, Inc. (d)	30,115	879,659
Restoration Hardware Holdings, Inc. (a)(d)	9,884	616,663
Sears Hometown & Outlet Stores, Inc. (a)	4,856	114,650
Select Comfort Corp. (a)	31,126	572,718
Shoe Carnival, Inc.	8,431	192,564
Sonic Automotive, Inc. Class A (sub. vtg.)	21,799	530,588
Stage Stores, Inc. (d)	18,325	351,474
Stein Mart, Inc.	15,551	194,388
Systemax, Inc. (a)	6,746	116,638
The Buckle, Inc. (d)	15,567	731,493
The Cato Corp. Class A (sub. vtg.)	15,596	444,330
The Children's Place Retail Stores, Inc.	12,899	619,152
The Container Store Group, Inc. (d)	7,874	217,244
The Men's Wearhouse, Inc.	26,807	1,270,116
The Pep Boys - Manny, Moe & Jack (a)	29,383	300,294
Tile Shop Holdings, Inc. (a)(d)	10,075	142,007
Tilly's, Inc. (a)	5,632	63,642
Trans World Entertainment Corp.	3,959	12,946
Vitamin Shoppe, Inc. (a)(d)	17,142	820,759
West Marine, Inc. (a)	8,867	94,877
Wet Seal, Inc. Class A (a)(d)	44,584	50,380
Winmark Corp.	1,419	107,645
Zale Corp. (a)(d)	18,115	387,480
Zumiez, Inc. (a)	11,634	284,451
		28,758,457
Textiles, Apparel & Luxury Goods - 1.3%
American Apparel, Inc. (a)(d)	54,539	35,254
Columbia Sportswear Co. (d)	7,222	620,948
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Crocs, Inc. (a)	49,184	$ 744,154
Culp, Inc.	4,451	80,341
G-III Apparel Group Ltd. (a)	9,482	680,523
Iconix Brand Group, Inc. (a)(d)	28,750	1,221,875
Kate Spade & Co. (a)(d)	71,410	2,482,926
Movado Group, Inc.	10,028	393,900
Oxford Industries, Inc.	7,497	494,877
Perry Ellis International, Inc. (a)	6,799	102,665
Quiksilver, Inc. (a)(d)	74,291	476,948
R.G. Barry Corp.	5,302	96,921
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	21,817	894,279
Steven Madden Ltd. (a)	33,862	1,205,826
Tumi Holdings, Inc. (a)(d)	26,666	544,520
Unifi, Inc. (a)	8,464	187,393
Vera Bradley, Inc. (a)(d)	12,028	340,392
Vince Holding Corp.	6,733	185,225
Wolverine World Wide, Inc. (d)	56,617	1,590,938
		12,379,905
TOTAL CONSUMER DISCRETIONARY		118,347,373
CONSUMER STAPLES - 3.8%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)(d)	4,660	1,146,546
Coca-Cola Bottling Co. Consolidated	2,572	211,496
Craft Brew Alliance, Inc. (a)	5,787	86,631
National Beverage Corp. (a)	6,515	125,609
		1,570,282
Food & Staples Retailing - 1.3%
Andersons, Inc.	15,719	979,137
Casey's General Stores, Inc.	21,637	1,485,596
Chefs' Warehouse Holdings (a)(d)	9,573	192,322
Fairway Group Holdings Corp. (d)	9,275	64,276
Ingles Markets, Inc. Class A	6,657	153,044
Natural Grocers by Vitamin Cottage, Inc. (a)(d)	4,861	173,052
PriceSmart, Inc. (d)	10,671	1,024,843
Rite Aid Corp. (a)	411,997	3,007,578
Roundy's, Inc.	16,781	113,607
Spartan Stores, Inc.	20,885	449,863
SUPERVALU, Inc. (a)(d)	114,926	803,333
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Susser Holdings Corp. (a)(d)	10,211	$ 790,127
The Pantry, Inc. (a)	13,141	197,641
United Natural Foods, Inc. (a)(d)	27,863	1,923,383
Village Super Market, Inc. Class A	3,260	78,859
Weis Markets, Inc.	6,224	286,864
		11,723,525
Food Products - 1.7%
Alico, Inc.	1,349	47,107
Annie's, Inc. (a)(d)	7,510	244,150
B&G Foods, Inc. Class A	29,884	980,195
Boulder Brands, Inc. (a)(d)	33,295	491,434
Cal-Maine Foods, Inc.	8,279	493,677
Calavo Growers, Inc.	7,199	223,817
Chiquita Brands International, Inc. (a)(d)	25,633	294,267
Darling International, Inc. (a)	89,111	1,783,111
Diamond Foods, Inc. (a)(d)	12,761	390,104
Farmer Brothers Co. (a)	3,350	66,029
Fresh Del Monte Produce, Inc.	21,243	613,710
Griffin Land & Nurseries, Inc.	1,450	42,340
Inventure Foods, Inc. (a)	7,602	91,376
J&J Snack Foods Corp.	8,399	786,146
John B. Sanfilippo & Son, Inc.	4,877	112,415
Lancaster Colony Corp.	10,423	988,934
Lifeway Foods, Inc. (d)	2,583	38,771
Limoneira Co. (d)	6,026	138,417
Omega Protein Corp. (a)	11,154	126,709
Pilgrims Pride Corp. (a)	34,240	748,486
Post Holdings, Inc. (a)	21,786	1,138,536
Sanderson Farms, Inc.	12,998	1,069,345
Seaboard Corp. (a)	163	397,394
Seneca Foods Corp. Class A (a)	5,248	149,043
Snyders-Lance, Inc.	26,585	706,098
The Hain Celestial Group, Inc. (a)(d)	21,700	1,866,634
Tootsie Roll Industries, Inc.	11,327	319,308
TreeHouse Foods, Inc. (a)	20,504	1,534,519
		15,882,072
Household Products - 0.2%
Central Garden & Pet Co. Class A (non-vtg.) (a)	23,340	193,022
Harbinger Group, Inc. (a)(d)	18,374	214,241
Oil-Dri Corp. of America	2,983	99,960
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Orchids Paper Products Co.	3,353	$ 90,095
Spectrum Brands Holdings, Inc.	12,076	927,799
WD-40 Co.	8,609	627,080
		2,152,197
Personal Products - 0.2%
Elizabeth Arden, Inc. (a)(d)	14,523	533,575
Inter Parfums, Inc.	9,138	334,359
LifeVantage Corp. (a)	60,945	84,104
MediFast, Inc. (a)(d)	8,071	255,447
Nature's Sunshine Products, Inc.	5,706	76,232
Nutraceutical International Corp. (a)	4,384	109,249
Revlon, Inc. (a)	6,537	197,025
Star Scientific, Inc. (a)(d)	88,721	58,192
Synutra International, Inc. (a)	10,309	57,524
The Female Health Co.	13,680	103,421
USANA Health Sciences, Inc. (a)(d)	3,406	231,131
		2,040,259
Tobacco - 0.2%
Alliance One International, Inc. (a)	50,199	129,011
Universal Corp. (d)	13,164	718,359
Vector Group Ltd. (d)	35,622	758,749
		1,606,119
TOTAL CONSUMER STAPLES		34,974,454
ENERGY - 6.0%
Energy Equipment & Services - 1.9%
Basic Energy Services, Inc. (a)	16,694	441,055
Bolt Technology Corp.	5,128	86,561
Bristow Group, Inc.	20,458	1,571,174
C&J Energy Services, Inc. (a)(d)	25,341	761,750
Cal Dive International, Inc. (a)(d)	52,256	77,339
Carbo Ceramics, Inc.	11,183	1,564,614
Dawson Geophysical Co.	4,490	126,887
Era Group, Inc. (a)	11,553	329,838
Exterran Holdings, Inc.	32,493	1,397,849
Forum Energy Technologies, Inc. (a)	22,131	660,832
Geospace Technologies Corp. (a)(d)	7,240	420,861
Gulf Island Fabrication, Inc.	8,103	162,546
Gulfmark Offshore, Inc. Class A	15,116	680,371
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Helix Energy Solutions Group, Inc. (a)	60,015	$ 1,442,761
Hercules Offshore, Inc. (a)(d)	89,358	399,430
Hornbeck Offshore Services, Inc. (a)(d)	20,183	836,182
ION Geophysical Corp. (a)(d)	80,012	352,053
Key Energy Services, Inc. (a)	85,863	862,065
Matrix Service Co. (a)	14,619	452,750
Mitcham Industries, Inc. (a)	6,757	93,247
Natural Gas Services Group, Inc. (a)	7,207	221,183
Newpark Resources, Inc. (a)(d)	49,362	594,318
North Atlantic Drilling Ltd.	40,000	343,200
Nuverra Environmental Solutions, Inc. (a)(d)	7,866	133,801
Parker Drilling Co. (a)	66,727	442,400
PHI, Inc. (non-vtg.) (a)	6,953	311,494
Pioneer Energy Services Corp. (a)	34,738	520,028
RigNet, Inc. (a)	6,745	315,396
SEACOR Holdings, Inc. (a)(d)	11,415	951,897
Tesco Corp. (a)	17,221	344,420
TETRA Technologies, Inc. (a)	43,783	547,288
TGC Industries, Inc.	8,510	43,061
Vantage Drilling Co. (a)(d)	111,135	185,595
Willbros Group, Inc. (a)	23,053	256,119
		17,930,365
Oil, Gas & Consumable Fuels - 4.1%
Abraxas Petroleum Corp. (a)	46,888	256,008
Adams Resources & Energy, Inc.	1,089	78,473
Alon U.S.A. Energy, Inc. (d)	12,823	208,887
Alpha Natural Resources, Inc. (a)(d)	123,602	531,489
Amyris, Inc. (a)(d)	14,003	49,291
APCO Oil and Gas International, Inc. (a)	4,931	68,935
Approach Resources, Inc. (a)(d)	19,560	405,870
Arch Coal, Inc. (d)	118,605	543,211
Athlon Energy, Inc.	11,823	477,767
Bill Barrett Corp. (a)	27,351	647,672
Bonanza Creek Energy, Inc. (a)(d)	16,500	802,230
BPZ Energy, Inc. (a)(d)	67,015	180,941
Callon Petroleum Co. (a)	22,303	204,742
Carrizo Oil & Gas, Inc. (a)	25,737	1,416,050
Clayton Williams Energy, Inc. (a)	3,289	475,195
Clean Energy Fuels Corp. (a)(d)	39,070	345,770
Cloud Peak Energy, Inc. (a)	34,666	682,574
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Comstock Resources, Inc. (d)	27,390	$ 761,442
Contango Oil & Gas Co. (a)	8,209	394,360
Delek U.S. Holdings, Inc.	20,850	666,992
Diamondback Energy, Inc. (a)(d)	11,986	862,273
Emerald Oil, Inc. (a)(d)	31,206	220,626
Endeavour International Corp. (a)(d)	26,363	90,689
Energy XXI (Bermuda) Ltd. (d)	41,096	983,427
EPL Oil & Gas, Inc. (a)(d)	16,717	654,303
Equal Energy Ltd.	18,404	83,284
Evolution Petroleum Corp.	11,107	131,063
EXCO Resources, Inc. (d)	94,778	601,840
Forest Oil Corp. (a)(d)	70,652	131,413
Frontline Ltd. (NY Shares) (a)(d)	30,978	105,325
FX Energy, Inc. (a)(d)	31,013	175,223
GasLog Ltd. (d)	18,068	483,861
Gastar Exploration, Inc. (a)	30,491	202,155
Goodrich Petroleum Corp. (a)(d)	17,759	446,639
Green Plains Renewable Energy, Inc.	14,144	422,906
Halcon Resources Corp. (a)(d)	129,528	714,995
Hallador Energy Co.	4,877	44,673
Isramco, Inc. (a)	476	61,880
Jones Energy, Inc.	6,272	97,028
KiOR, Inc. Class A (a)(d)	23,656	14,433
Knightsbridge Tankers Ltd.	16,828	201,095
Kodiak Oil & Gas Corp. (a)	150,377	1,911,292
Magnum Hunter Resources Corp. (a)(d)	96,467	819,970
Magnum Hunter Resources Corp. warrants 4/16/16 (a)(d)	5,763	2,674
Matador Resources Co. (a)(d)	32,909	945,146
Midstates Petroleum Co., Inc. (a)(d)	17,622	103,970
Miller Energy Resources, Inc. (a)(d)	17,792	85,757
Nordic American Tanker Shipping Ltd. (d)	50,767	438,119
Northern Oil & Gas, Inc. (a)(d)	35,672	550,419
Panhandle Royalty Co. Class A	3,894	170,752
PDC Energy, Inc. (a)(d)	20,166	1,283,969
Penn Virginia Corp. (a)(d)	30,858	513,477
Petroquest Energy, Inc. (a)(d)	31,810	191,496
Quicksilver Resources, Inc. (a)(d)	68,769	224,187
Renewable Energy Group, Inc. (a)(d)	11,653	137,156
Rentech, Inc. (a)(d)	125,605	266,283
Resolute Energy Corp. (a)(d)	37,459	280,943
Rex American Resources Corp. (a)	3,164	206,799
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Rex Energy Corp. (a)	25,304	$ 532,902
Rosetta Resources, Inc. (a)(d)	34,636	1,639,668
RSP Permian, Inc. (a)	12,870	364,865
Sanchez Energy Corp. (a)(d)	21,304	602,477
Scorpio Tankers, Inc.	105,120	947,131
SemGroup Corp. Class A	23,872	1,524,943
Ship Finance International Ltd. (NY Shares) (d)	31,369	553,035
Solazyme, Inc. (a)(d)	29,959	322,359
Stone Energy Corp. (a)	28,073	1,376,981
Swift Energy Co. (a)(d)	23,891	294,576
Synergy Resources Corp. (a)(d)	28,029	326,258
Targa Resources Corp.	18,555	2,003,754
Teekay Tankers Ltd. (d)	34,491	120,374
Triangle Petroleum Corp. (a)(d)	38,944	374,641
Ur-Energy, Inc. (a)(d)	75,071	91,780
Uranium Energy Corp. (a)(d)	49,082	52,518
VAALCO Energy, Inc. (a)	32,195	296,838
W&T Offshore, Inc.	19,838	380,890
Warren Resources, Inc. (a)	42,069	213,290
Western Refining, Inc.	30,650	1,333,275
Westmoreland Coal Co. (a)	6,753	199,956
ZaZa Energy Corp. (a)(d)	16,276	8,048
		37,619,998
TOTAL ENERGY		55,550,363
FINANCIALS - 23.4%
Banks - 7.1%
1st Source Corp.	8,193	241,612
1st United Bancorp, Inc.	18,523	135,588
Access National Corp.	4,568	67,378
American National Bankshares, Inc.	4,924	104,930
Ameris Bancorp (a)	13,915	295,972
Ames National Corp.	5,669	123,754
Arrow Financial Corp. (d)	6,062	151,732
BancFirst Corp.	4,111	239,301
Banco Latinoamericano de Comercio Exterior SA Series E	16,608	427,158
Bancorp, Inc., Delaware (a)	18,620	294,568
BancorpSouth, Inc.	53,560	1,251,162
Bank of Kentucky Financial Corp.	3,415	117,852
Bank of Marin Bancorp	3,203	145,448
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Bank of the Ozarks, Inc.	17,553	$ 1,051,425
Banner Bank	11,088	438,420
Bar Harbor Bankshares	2,054	77,189
BBCN Bancorp, Inc.	44,746	689,536
BNC Bancorp	10,241	166,928
Boston Private Financial Holdings, Inc.	44,704	559,247
Bridge Bancorp, Inc.	6,536	158,956
Bridge Capital Holdings (a)	5,575	124,880
Bryn Mawr Bank Corp.	7,570	206,510
C & F Financial Corp.	1,947	60,844
Camden National Corp.	4,508	172,070
Capital Bank Financial Corp. Series A (a)	12,919	308,118
Capital City Bank Group, Inc.	7,152	99,413
Cardinal Financial Corp.	17,680	297,024
Cascade Bancorp (a)	1,863	8,812
Cathay General Bancorp	44,286	1,045,150
Center Bancorp, Inc.	7,364	136,308
Centerstate Banks of Florida, Inc.	16,895	185,338
Central Pacific Financial Corp.	12,000	225,240
Century Bancorp, Inc. Class A (non-vtg.)	1,896	63,516
Chemical Financial Corp.	17,075	479,295
Chemung Financial Corp.	2,076	59,353
Citizens & Northern Corp.	6,464	121,135
City Holding Co.	8,695	373,798
CNB Financial Corp., Pennsylvania	8,347	137,892
CoBiz, Inc.	19,921	200,007
Columbia Banking Systems, Inc.	29,187	724,421
Community Bank System, Inc.	22,494	836,552
Community Trust Bancorp, Inc.	7,602	280,286
CommunityOne Bancorp (a)	5,986	58,364
ConnectOne Bancorp, Inc. (a)	1,131	54,288
CU Bancorp (a)	4,920	89,298
Customers Bancorp, Inc. (a)	11,651	256,672
CVB Financial Corp.	51,646	746,801
Eagle Bancorp, Inc., Maryland	12,425	414,871
Enterprise Bancorp, Inc.	3,778	68,986
Enterprise Financial Services Corp.	11,201	200,162
Farmers Capital Bank Corp. (a)	4,569	95,446
Fidelity Southern Corp.	9,404	124,227
Financial Institutions, Inc.	7,739	179,158
First Bancorp, North Carolina	11,001	189,327
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
First Bancorp, Puerto Rico (a)	41,423	$ 212,914
First Busey Corp.	41,575	228,663
First Commonwealth Financial Corp.	54,135	465,020
First Community Bancshares, Inc.	8,910	131,957
First Connecticut Bancorp, Inc.	9,085	143,997
First Financial Bancorp, Ohio	33,805	547,303
First Financial Bankshares, Inc. (d)	18,027	1,064,494
First Financial Corp., Indiana	6,334	202,751
First Financial Holdings, Inc.	13,478	774,581
First Interstate Bancsystem, Inc.	9,750	242,678
First Merchants Corp.	19,382	411,286
First Midwest Bancorp, Inc., Delaware	42,140	689,832
First NBC Bank Holding Co.	2,421	75,293
First of Long Island Corp.	4,796	173,951
First Security Group, Inc.	43,646	82,927
FirstMerit Corp.	93,631	1,815,505
Flushing Financial Corp.	17,254	331,622
FNB Corp., Pennsylvania	87,679	1,090,727
German American Bancorp, Inc.	7,504	195,404
Glacier Bancorp, Inc.	40,876	1,048,878
Great Southern Bancorp, Inc.	6,253	179,274
Guaranty Bancorp	9,207	115,916
Hampton Roads Bankshares, Inc. (a)	24,246	40,248
Hancock Holding Co.	47,716	1,609,461
Hanmi Financial Corp.	17,678	376,011
Heartland Financial U.S.A., Inc.	8,369	203,367
Heritage Commerce Corp.	11,429	92,803
Heritage Financial Corp., Washington	9,751	157,576
Heritage Oaks Bancorp (a)	11,514	85,319
Home Bancshares, Inc.	25,650	813,362
Home Federal Bancorp, Inc.	7,967	119,903
HomeTrust Bancshares, Inc. (a)	11,752	179,453
Horizon Bancorp Industries	4,435	88,656
Hudson Valley Holding Corp.	9,516	174,714
IBERIABANK Corp.	16,767	1,054,644
Independent Bank Corp., Massachusetts	13,258	492,137
Independent Bank Group, Inc.	2,070	101,865
International Bancshares Corp.	29,879	686,022
Intervest Bancshares Corp. Class A	10,047	76,056
Investors Bancorp, Inc.	28,061	750,071
Lakeland Bancorp, Inc.	20,978	219,010
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Lakeland Financial Corp.	9,137	$ 334,414
LCNB Corp. (d)	3,623	57,968
Macatawa Bank Corp.	12,988	63,252
MainSource Financial Group, Inc.	11,473	189,649
MB Financial, Inc.	30,846	827,907
Mercantile Bank Corp.	4,406	85,961
Merchants Bancshares, Inc.	3,017	87,704
Metro Bancorp, Inc. (a)	8,823	180,166
Middleburg Financial Corp.	2,514	43,568
Midsouth Bancorp, Inc.	4,086	68,318
MidWestOne Financial Group, Inc.	3,464	85,318
National Bank Holdings Corp.	25,926	496,742
National Bankshares, Inc.	3,618	117,874
National Penn Bancshares, Inc.	66,396	648,689
NBT Bancorp, Inc.	24,409	552,864
NewBridge Bancorp (a)	16,120	123,963
Northrim Bancorp, Inc.	3,541	84,949
OFG Bancorp	26,101	445,283
Old National Bancorp, Indiana	59,576	841,213
OmniAmerican Bancorp, Inc.	6,678	166,015
Pacific Continental Corp.	10,538	138,891
Pacific Premier Bancorp, Inc. (a)	9,574	130,685
PacWest Bancorp	52,763	2,077,279
Palmetto Bancshares, Inc. (a)	3,372	45,556
Park National Corp. (d)	6,469	469,132
Park Sterling Corp.	26,076	170,276
Peapack-Gladstone Financial Corp.	6,697	127,310
Penns Woods Bancorp, Inc.	2,699	118,756
Peoples Bancorp, Inc.	6,015	156,811
Pinnacle Financial Partners, Inc.	19,778	683,725
Preferred Bank, Los Angeles (a)	7,178	153,968
PrivateBancorp, Inc.	36,770	1,013,749
Prosperity Bancshares, Inc.	35,713	2,107,067
Renasant Corp.	16,918	460,508
Republic Bancorp, Inc., Kentucky Class A	5,909	141,875
S&T Bancorp, Inc.	16,876	392,536
Sandy Spring Bancorp, Inc.	13,983	336,291
Seacoast Banking Corp., Florida (a)	8,848	93,789
Sierra Bancorp	7,619	118,933
Simmons First National Corp. Class A	9,134	330,285
Southside Bancshares, Inc. (d)	10,364	285,839
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Southwest Bancorp, Inc., Oklahoma	10,859	$ 181,345
State Bank Financial Corp.	17,807	295,240
Sterling Bancorp	46,221	552,803
Stock Yards Bancorp, Inc.	7,669	226,082
Suffolk Bancorp (a)	6,784	148,773
Sun Bancorp, Inc., New Jersey (a)	21,989	83,558
Susquehanna Bancshares, Inc.	105,961	1,097,756
Talmer Bancorp, Inc. Class A	9,956	133,510
Taylor Capital Group, Inc. (a)	9,830	209,281
Texas Capital Bancshares, Inc. (a)(d)	24,290	1,364,855
The First Bancorp, Inc.	4,282	68,212
Tompkins Financial Corp.	8,089	381,315
TowneBank (d)	14,832	228,858
Trico Bancshares	8,918	216,262
TriState Capital Holdings, Inc. (a)	3,502	45,806
Trustmark Corp.	37,924	867,322
UMB Financial Corp.	20,178	1,184,650
Umpqua Holdings Corp. (d)	95,431	1,587,018
Union Bankshares Corp.	23,671	605,741
United Bankshares, Inc., West Virginia	36,457	1,066,367
United Community Banks, Inc., Georgia (a)	23,940	386,631
Univest Corp. of Pennsylvania	8,621	169,920
VantageSouth Bancshares, Inc. (a)	7,261	44,583
ViewPoint Financial Group	22,691	591,554
Washington Banking Co., Oak Harbor	9,233	158,808
Washington Trust Bancorp, Inc.	8,293	283,621
Webster Financial Corp.	50,849	1,532,589
WesBanco, Inc.	14,394	435,275
West Bancorp., Inc.	7,495	108,752
Westamerica Bancorp. (d)	15,174	771,143
Western Alliance Bancorp. (a)	41,933	967,394
Wilshire Bancorp, Inc.	38,762	387,620
Wintrust Financial Corp.	24,267	1,087,647
Yadkin Financial Corp. (a)	8,043	154,023
		65,586,761
Capital Markets - 2.7%
Apollo Investment Corp.	126,648	1,011,918
Arlington Asset Investment Corp.	11,034	291,849
BGC Partners, Inc. Class A	71,261	510,941
BlackRock Kelso Capital Corp.	41,728	378,890
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Calamos Asset Management, Inc. Class A	11,341	$ 138,133
Capital Southwest Corp.	7,475	262,373
Capitala Finance Corp.	1,956	35,951
CIFI Corp.	3,913	30,169
Cohen & Steers, Inc. (d)	10,705	433,660
Cowen Group, Inc. Class A (a)	56,389	231,759
Diamond Hill Investment Group, Inc.	1,571	186,509
Evercore Partners, Inc. Class A	17,771	949,505
FBR & Co. (a)	5,030	129,774
Fidus Investment Corp. (d)	7,960	145,827
Fifth Street Finance Corp.	75,897	706,601
Financial Engines, Inc. (d)	27,721	1,226,654
Firsthand Technology Value Fund, Inc. (d)	4,834	94,553
FXCM, Inc. Class A (d)	20,773	321,566
GAMCO Investors, Inc. Class A	3,333	253,075
Garrison Capital, Inc. (d)	3,974	56,033
GFI Group, Inc.	39,440	146,717
Gladstone Capital Corp. (d)	12,032	116,349
Gladstone Investment Corp.	15,540	122,144
Golub Capital BDC, Inc. (d)	20,929	349,933
Greenhill & Co., Inc.	15,800	792,370
GSV Capital Corp. (a)(d)	10,749	94,376
Hercules Technology Growth Capital, Inc. (d)	34,577	473,013
HFF, Inc.	18,542	630,428
Horizon Technology Finance Corp. (d)	5,365	70,282
ICG Group, Inc. (a)	21,286	433,809
INTL FCStone, Inc. (a)	8,254	156,166
Investment Technology Group, Inc. (a)	21,122	435,958
Janus Capital Group, Inc.	84,110	1,020,254
JMP Group, Inc.	9,632	66,557
KCAP Financial, Inc. (d)	16,389	130,620
KCG Holdings, Inc. Class A	40,046	398,458
Ladenburg Thalmann Financial Services, Inc. (a)	59,492	162,413
Main Street Capital Corp. (d)	21,944	689,919
Manning & Napier, Inc. Class A	8,567	142,384
Marcus & Millichap, Inc.	4,264	70,484
MCG Capital Corp.	39,170	131,611
Medallion Financial Corp. (d)	11,869	161,418
Medley Capital Corp. (d)	26,798	349,446
MVC Capital, Inc.	12,559	163,769
New Mountain Finance Corp. (d)	27,185	389,017
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
NGP Capital Resources Co.	12,858	$ 87,563
Oppenheimer Holdings, Inc. Class A (non-vtg.)	5,500	140,030
PennantPark Floating Rate Capital Ltd. (d)	7,690	106,891
PennantPark Investment Corp.	37,310	399,217
Piper Jaffray Companies (a)(d)	9,333	409,345
Prospect Capital Corp.	173,007	1,870,206
Pzena Investment Management, Inc.	6,132	66,655
RCS Capital Corp. Class A	1,199	41,246
Safeguard Scientifics, Inc. (a)(d)	11,745	246,762
Silvercrest Asset Management Group Class A	3,371	58,655
Solar Capital Ltd.	25,162	551,048
Solar Senior Capital Ltd.	6,316	104,530
Stellus Capital Investment Corp. (d)	6,558	88,205
Stifel Financial Corp. (a)	36,084	1,687,649
SWS Group, Inc. (a)	16,160	119,746
TCP Capital Corp. (d)	20,088	325,225
THL Credit, Inc. (d)	18,816	252,699
TICC Capital Corp.	29,200	281,196
Triangle Capital Corp.	15,580	406,171
Virtus Investment Partners, Inc. (a)	3,793	701,667
Walter Investment Management Corp. (a)(d)	20,674	549,515
Westwood Holdings Group, Inc.	3,995	232,389
WhiteHorse Finance, Inc. (d)	4,535	61,857
WisdomTree Investments, Inc. (a)(d)	56,362	636,327
		24,518,429
Consumer Finance - 0.7%
Cash America International, Inc.	16,055	699,195
Consumer Portfolio Services, Inc. (a)	10,795	75,349
Credit Acceptance Corp. (a)	3,973	522,529
DFC Global Corp. (a)	22,238	207,258
Encore Capital Group, Inc. (a)(d)	14,072	608,192
EZCORP, Inc. (non-vtg.) Class A (a)	29,127	303,795
First Cash Financial Services, Inc. (a)(d)	16,335	796,658
First Marblehead Corp. (a)(d)	6,090	32,033
Green Dot Corp. Class A (a)(d)	16,081	279,327
Imperial Holdings, Inc. (a)(d)	9,628	64,411
JGWPT Holdings, Inc.	6,365	90,192
Nelnet, Inc. Class A	12,811	541,393
Nicholas Financial, Inc.	5,863	92,166
Portfolio Recovery Associates, Inc. (a)(d)	28,585	1,633,633
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Regional Management Corp. (a)	2,715	$ 41,648
Springleaf Holdings, Inc.	13,817	317,515
World Acceptance Corp. (a)(d)	4,839	351,311
		6,656,605
Diversified Financial Services - 0.3%
California First National Bancorp	699	10,366
Gain Capital Holdings, Inc. (d)	6,371	64,347
MarketAxess Holdings, Inc.	21,180	1,141,178
Marlin Business Services Corp.	4,511	77,454
NewStar Financial, Inc. (a)	14,516	165,773
PHH Corp. (a)(d)	32,126	763,635
PICO Holdings, Inc. (a)	13,115	304,924
Resource America, Inc. Class A	5,558	47,299
		2,574,976
Insurance - 2.4%
AMBAC Financial Group, Inc. (a)	25,534	770,616
American Equity Investment Life Holding Co. (d)	38,290	892,923
Amerisafe, Inc.	10,383	442,835
Amtrust Financial Services, Inc. (d)	17,507	676,996
Argo Group International Holdings, Ltd.	15,081	669,898
Baldwin & Lyons, Inc. Class B	5,128	133,379
Blue Capital Reinsurance Holdings Ltd.	3,712	68,895
Citizens, Inc. Class A (a)(d)	25,249	165,886
CNO Financial Group, Inc.	125,574	2,166,152
Crawford & Co. Class B	14,623	166,995
Donegal Group, Inc. Class A	3,498	51,630
eHealth, Inc. (a)(d)	10,311	431,928
EMC Insurance Group	2,503	82,574
Employers Holdings, Inc.	17,546	357,061
Enstar Group Ltd. (a)	5,308	685,263
FBL Financial Group, Inc. Class A	5,084	227,306
Fidelity & Guaranty Life	6,392	137,044
First American Financial Corp.	61,120	1,625,792
Fortegra Financial Corp. (a)	2,204	15,913
Global Indemnity PLC (a)	4,951	132,687
Greenlight Capital Re, Ltd. (a)	15,833	503,964
Hallmark Financial Services, Inc. (a)	6,436	54,062
HCI Group, Inc.	5,371	207,750
Health Insurance Innovations (a)(d)	2,655	26,789
Hilltop Holdings, Inc. (a)	37,674	841,637
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Horace Mann Educators Corp.	22,258	$ 669,298
Independence Holding Co.	4,663	60,899
Infinity Property & Casualty Corp.	6,345	407,159
Investors Title Co.	948	67,080
Kansas City Life Insurance Co.	2,061	85,696
Maiden Holdings Ltd.	28,399	335,108
Meadowbrook Insurance Group, Inc.	30,540	171,024
Montpelier Re Holdings Ltd. (d)	24,888	761,075
National Interstate Corp.	3,701	103,702
National Western Life Insurance Co. Class A	1,225	285,731
Navigators Group, Inc. (a)	5,715	325,584
OneBeacon Insurance Group Ltd.	12,746	196,798
Phoenix Companies, Inc. (a)(d)	3,134	137,959
Platinum Underwriters Holdings Ltd.	16,256	1,019,414
Primerica, Inc.	32,191	1,477,245
RLI Corp.	23,919	1,029,952
Safety Insurance Group, Inc.	7,115	382,147
Selective Insurance Group, Inc.	31,536	723,436
State Auto Financial Corp.	8,780	179,639
Stewart Information Services Corp. (d)	11,935	364,018
Symetra Financial Corp.	45,735	944,885
Third Point Reinsurance Ltd.	14,093	220,415
Tower Group International Ltd.	32,976	81,121
United Fire Group, Inc.	11,337	315,395
Universal Insurance Holdings, Inc.	14,220	208,039
		22,088,794
Real Estate Investment Trusts - 8.3%
Acadia Realty Trust (SBI)	30,939	839,375
AG Mortgage Investment Trust, Inc.	15,510	274,372
Agree Realty Corp.	8,386	250,490
Alexanders, Inc.	1,196	413,529
Altisource Residential Corp. Class B	32,043	901,049
American Assets Trust, Inc.	18,762	636,970
American Capital Mortgage Investment Corp.	30,088	595,742
American Realty Capital Properties, Inc.	265,625	3,476,989
American Residential Properties, Inc. (a)(d)	8,183	147,049
AmREIT, Inc. Class B	10,957	182,544
Anworth Mortgage Asset Corp.	79,161	427,469
Apollo Commercial Real Estate Finance, Inc.	20,963	356,581
Apollo Residential Mortgage, Inc.	18,616	300,648
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Ares Commercial Real Estate Corp.	11,943	$ 152,393
Armada Hoffler Properties, Inc.	12,064	116,780
Armour Residential REIT, Inc.	209,747	889,327
Ashford Hospitality Prime, Inc.	10,200	156,468
Ashford Hospitality Trust, Inc.	38,710	397,165
Associated Estates Realty Corp.	32,208	540,450
Aviv REIT, Inc.	8,214	216,767
Campus Crest Communities, Inc.	37,114	319,552
Capstead Mortgage Corp. (d)	53,281	680,931
CatchMark Timber Trust, Inc.	6,861	92,486
Cedar Shopping Centers, Inc.	40,627	251,481
Chambers Street Properties	132,645	1,033,305
Chatham Lodging Trust	14,474	294,256
Chesapeake Lodging Trust	27,459	741,118
Colony Financial, Inc.	51,903	1,128,890
Coresite Realty Corp.	11,898	361,937
Cousins Properties, Inc.	95,146	1,106,548
CubeSmart	79,085	1,470,981
CyrusOne, Inc.	10,529	210,580
CYS Investments, Inc.	90,996	782,566
DCT Industrial Trust, Inc.	178,199	1,393,516
DiamondRock Hospitality Co.	111,207	1,364,510
DuPont Fabros Technology, Inc. (d)	34,986	847,711
Dynex Capital, Inc.	30,278	259,785
EastGroup Properties, Inc. (d)	16,985	1,074,301
Education Realty Trust, Inc.	64,632	659,246
Ellington Residential Mortgage REIT	3,908	63,857
Empire State Realty Trust, Inc. (d)	46,724	714,877
EPR Properties	28,812	1,544,611
Equity One, Inc.	34,148	769,354
Excel Trust, Inc.	26,343	332,449
FelCor Lodging Trust, Inc.	69,440	640,931
First Industrial Realty Trust, Inc.	61,173	1,123,748
First Potomac Realty Trust	32,537	423,957
Franklin Street Properties Corp.	52,055	634,030
Getty Realty Corp.	13,972	264,350
Gladstone Commercial Corp.	8,128	143,378
Glimcher Realty Trust	81,477	830,251
Government Properties Income Trust	30,970	788,187
Gramercy Property Trust, Inc. (d)	32,864	171,550
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,613	113,864
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Healthcare Realty Trust, Inc.	53,913	$ 1,355,912
Hersha Hospitality Trust	113,125	657,256
Highwoods Properties, Inc. (SBI)	50,196	2,025,409
Hudson Pacific Properties, Inc.	28,333	667,242
Inland Real Estate Corp.	47,693	498,392
Invesco Mortgage Capital, Inc.	70,498	1,175,202
Investors Real Estate Trust	59,131	515,622
iStar Financial, Inc. (a)	47,773	709,907
JAVELIN Mortgage Investment Corp.	6,969	92,060
Kite Realty Group Trust	74,992	464,950
LaSalle Hotel Properties (SBI)	58,823	1,945,865
Lexington Corporate Properties Trust	101,979	1,097,294
LTC Properties, Inc.	19,378	748,572
Medical Properties Trust, Inc.	96,556	1,303,506
Monmouth Real Estate Investment Corp. Class A	24,565	230,665
National Health Investors, Inc.	16,385	1,010,791
New Residential Investment Corp.	143,909	877,845
New York Mortgage Trust, Inc.	52,341	385,753
NorthStar Realty Finance Corp.	184,560	2,956,651
One Liberty Properties, Inc.	6,800	150,484
Parkway Properties, Inc.	33,018	622,719
Pebblebrook Hotel Trust	34,919	1,202,610
Pennsylvania Real Estate Investment Trust (SBI)	38,184	631,945
PennyMac Mortgage Investment Trust	39,525	926,466
Physicians Realty Trust	11,242	154,240
Potlatch Corp.	22,754	869,885
PS Business Parks, Inc.	10,918	936,437
QTS Realty Trust, Inc. Class A	8,201	223,477
RAIT Financial Trust (d)	46,898	383,626
Ramco-Gershenson Properties Trust (SBI)	38,090	627,723
Redwood Trust, Inc.	46,496	1,013,613
Resource Capital Corp.	72,066	396,363
Retail Opportunity Investments Corp.	40,116	627,414
Rexford Industrial Realty, Inc.	9,198	130,796
RLJ Lodging Trust	69,974	1,866,207
Rouse Properties, Inc.	14,367	241,222
Ryman Hospitality Properties, Inc. (d)	24,837	1,131,325
Sabra Health Care REIT, Inc. (d)	20,791	623,106
Saul Centers, Inc.	4,567	209,580
Select Income (REIT)	12,205	375,670
Silver Bay Realty Trust Corp.	8,513	127,525
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Sovran Self Storage, Inc.	17,621	$ 1,337,434
Stag Industrial, Inc.	24,832	584,297
Strategic Hotel & Resorts, Inc. (a)	102,656	1,107,658
Summit Hotel Properties, Inc.	44,662	404,638
Sun Communities, Inc.	22,853	1,041,411
Sunstone Hotel Investors, Inc.	103,654	1,483,289
Terreno Realty Corp.	14,088	257,388
The Geo Group, Inc.	40,515	1,358,468
UMH Properties, Inc.	10,828	106,656
Universal Health Realty Income Trust (SBI)	6,830	289,797
Urstadt Biddle Properties, Inc. Class A	14,094	287,659
Washington REIT (SBI)	37,467	916,443
Western Asset Mortgage Capital Corp.	23,074	340,803
Whitestone REIT Class B	12,367	173,509
Winthrop Realty Trust	18,162	252,452
ZAIS Financial Corp.	3,054	50,360
		76,088,840
Real Estate Management & Development - 0.3%
Alexander & Baldwin, Inc.	24,471	913,013
AV Homes, Inc. (a)	5,335	91,389
Consolidated-Tomoka Land Co.	3,517	139,027
Forestar Group, Inc. (a)(d)	19,080	325,314
Kennedy-Wilson Holdings, Inc.	36,865	805,132
RE/MAX Holdings, Inc.	6,764	190,880
Tejon Ranch Co. (a)	7,772	241,010
		2,705,765
Thrifts & Mortgage Finance - 1.6%
Astoria Financial Corp.	49,572	657,325
Banc of California, Inc.	10,380	130,477
Bank Mutual Corp.	26,289	158,260
BankFinancial Corp.	12,766	125,617
BBX Capital Corp. (a)	3,728	69,825
Beneficial Mutual Bancorp, Inc. (a)	17,516	228,409
Berkshire Hills Bancorp, Inc.	13,855	324,623
BofI Holding, Inc. (a)(d)	6,859	552,904
Brookline Bancorp, Inc., Delaware	40,971	372,017
Capitol Federal Financial, Inc.	82,801	996,924
Charter Financial Corp.	12,027	132,297
Clifton Bancorp, Inc.	4,484	51,970
Dime Community Bancshares, Inc.	17,454	284,500
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Doral Financial Corp. (a)	3,119	$ 29,818
ESB Financial Corp.	7,090	89,476
ESSA Bancorp, Inc.	4,382	45,529
Essent Group Ltd.	13,023	245,484
EverBank Financial Corp.	45,568	853,033
Farmer Mac Class C (non-vtg.)	6,105	217,216
First Defiance Financial Corp.	5,526	149,313
First Federal Bancshares of Arkansas, Inc. (a)	780	6,919
First Financial Northwest, Inc.	8,299	84,650
Flagstar Bancorp, Inc. (a)	11,435	201,256
Fox Chase Bancorp, Inc.	6,459	107,736
Franklin Financial Corp./VA (a)	6,409	127,924
Hingham Institution for Savings	624	43,374
Home Bancorp, Inc. (a)	4,891	99,043
Home Loan Servicing Solutions Ltd. (d)	40,226	891,006
HomeStreet, Inc.	7,559	137,271
Kearny Financial Corp. (a)	8,202	119,585
Ladder Capital Corp. Class A	8,535	152,691
Meridian Interstate Bancorp, Inc. (a)	5,096	128,776
Meta Financial Group, Inc.	3,367	141,111
MGIC Investment Corp. (a)(d)	183,750	1,580,250
NASB Financial, Inc.	1,946	46,432
Northfield Bancorp, Inc.	32,634	423,263
Northwest Bancshares, Inc.	52,717	700,609
OceanFirst Financial Corp.	7,879	127,797
Oritani Financial Corp.	25,269	374,739
PennyMac Financial Services, Inc.	7,170	113,788
Provident Financial Holdings, Inc.	4,390	61,767
Provident Financial Services, Inc.	33,404	580,562
Radian Group, Inc. (d)	97,949	1,369,327
Rockville Financial, Inc.	15,085	198,519
Stonegate Mortgage Corp. (a)(d)	5,171	65,413
Territorial Bancorp, Inc.	5,715	116,929
Tree.com, Inc. (a)	3,603	104,775
Trustco Bank Corp., New York	51,772	342,213
United Community Financial Corp. (a)	28,315	94,289
United Financial Bancorp, Inc.	10,717	189,048
Walker & Dunlop, Inc. (a)	9,575	150,136
Waterstone Financial, Inc. Maryland	3,923	40,838
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Westfield Financial, Inc.	11,150	$ 76,378
WSFS Financial Corp.	4,315	291,780
		15,005,211
TOTAL FINANCIALS		215,225,381
HEALTH CARE - 12.8%
Biotechnology - 4.1%
ACADIA Pharmaceuticals, Inc. (a)(d)	43,487	875,393
Acceleron Pharma, Inc. (d)	3,913	134,412
Achillion Pharmaceuticals, Inc. (a)(d)	53,646	152,891
Acorda Therapeutics, Inc. (a)	22,966	814,145
Aegerion Pharmaceuticals, Inc. (a)(d)	16,186	716,392
Agios Pharmaceuticals, Inc.	3,757	158,019
Alnylam Pharmaceuticals, Inc. (a)(d)	33,132	1,641,028
AMAG Pharmaceuticals, Inc. (a)(d)	11,893	217,166
Amicus Therapeutics, Inc. (a)(d)	15,682	34,814
Anacor Pharmaceuticals, Inc. (a)(d)	13,936	229,526
Arena Pharmaceuticals, Inc. (a)(d)	122,402	783,373
Argos Therapeutics, Inc. (a)	2,141	19,012
ArQule, Inc. (a)	27,969	45,310
Array BioPharma, Inc. (a)	68,181	271,360
Auspex Pharmaceuticals, Inc.	4,662	99,953
AVEO Pharmaceuticals, Inc. (a)(d)	26,099	32,102
BIND Therapeutics, Inc. (d)	3,389	31,958
BioTime, Inc. (a)(d)	22,836	59,145
Bluebird Bio, Inc.	4,103	81,239
Cara Therapeutics, Inc. (d)	2,953	42,494
Cell Therapeutics, Inc. (a)(d)	71,138	209,857
Celladon Corp. (a)	3,422	40,209
Celldex Therapeutics, Inc. (a)(d)	49,883	748,245
Cellular Dynamics International, Inc. (d)	2,038	24,354
Cepheid, Inc. (a)	37,716	1,639,892
Chelsea Therapeutics International Ltd. (a)(d)	43,113	210,391
ChemoCentryx, Inc. (a)(d)	12,853	70,434
Chimerix, Inc.	4,539	87,693
Clovis Oncology, Inc. (a)	10,069	544,431
Conatus Pharmaceuticals, Inc. (d)	3,132	19,262
Concert Pharmaceuticals, Inc.	3,219	28,778
Coronado Biosciences, Inc. (a)(d)	18,649	32,449
Curis, Inc. (a)(d)	46,833	105,843
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Cytokinetics, Inc. (a)(d)	17,796	$ 80,972
Cytori Therapeutics, Inc. (a)(d)	34,377	77,692
Dendreon Corp. (a)(d)	87,107	224,736
Dicerna Pharmaceuticals, Inc.	1,909	35,832
Durata Therapeutics, Inc. (a)(d)	7,826	105,964
Dyax Corp. (a)	75,705	500,410
Dynavax Technologies Corp. (a)(d)	145,144	236,585
Eagle Pharmaceuticals, Inc.	1,617	15,944
Eleven Biotherapeutics, Inc.	2,422	32,673
Emergent BioSolutions, Inc. (a)	15,197	400,593
Enanta Pharmaceuticals, Inc. (a)(d)	2,107	78,401
Enzon Pharmaceuticals, Inc.	19,100	17,001
Epizyme, Inc. (d)	3,614	78,857
Esperion Therapeutics, Inc. (d)	2,518	34,723
Exact Sciences Corp. (a)(d)	48,063	576,756
Exelixis, Inc. (a)(d)	109,532	387,743
Fibrocell Science, Inc. (a)(d)	13,879	52,740
Five Prime Therapeutics, Inc.	3,730	52,108
Flexion Therapeutics, Inc.	2,394	28,369
Foundation Medicine, Inc. (d)	3,792	110,575
Galena Biopharma, Inc. (a)(d)	65,322	160,039
Genocea Biosciences, Inc.	2,070	40,158
Genomic Health, Inc. (a)(d)	9,366	245,764
Geron Corp. (a)(d)	84,599	167,506
GlycoMimetics, Inc.	4,322	57,353
GTx, Inc. (a)(d)	13,506	20,799
Halozyme Therapeutics, Inc. (a)(d)	54,288	404,446
Harvard Apparatus (a)	3,500	30,275
Hyperion Therapeutics, Inc. (a)(d)	4,515	111,250
Idenix Pharmaceuticals, Inc. (a)(d)	62,043	341,857
ImmunoGen, Inc. (a)(d)	47,935	620,279
Immunomedics, Inc. (a)(d)	40,647	171,124
Infinity Pharmaceuticals, Inc. (a)	26,312	257,068
Insmed, Inc. (a)	20,146	280,835
Insys Therapeutics, Inc. (a)	4,749	194,994
Intercept Pharmaceuticals, Inc. (a)	4,063	1,073,120
InterMune, Inc. (a)(d)	55,658	1,785,509
Intrexon Corp. (d)	6,379	120,436
Ironwood Pharmaceuticals, Inc. Class A (a)	60,087	662,159
Isis Pharmaceuticals, Inc. (a)(d)	63,817	1,698,170
KaloBios Pharmaceuticals, Inc. (a)	6,513	14,785
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Karyopharm Therapeutics, Inc.	4,318	$ 115,852
Keryx Biopharmaceuticals, Inc. (a)(d)	50,031	738,958
Kindred Biosciences, Inc.	6,306	100,202
KYTHERA Biopharmaceuticals, Inc. (a)(d)	6,520	212,617
Lexicon Pharmaceuticals, Inc. (a)(d)	134,583	207,258
Ligand Pharmaceuticals, Inc. Class B (a)(d)	10,019	632,900
Macrogenics, Inc.	3,685	73,479
MannKind Corp. (a)(d)	83,487	546,840
MEI Pharma, Inc. (a)	7,273	56,875
Merrimack Pharmaceuticals, Inc. (a)(d)	53,087	233,052
MiMedx Group, Inc. (a)	53,769	310,785
Momenta Pharmaceuticals, Inc. (a)	26,076	297,788
Nanosphere, Inc. (a)	29,094	49,751
Navidea Biopharmaceuticals, Inc. (a)(d)	68,459	114,327
Neurocrine Biosciences, Inc. (a)	42,940	602,019
NewLink Genetics Corp. (a)(d)	10,148	223,256
Novavax, Inc. (a)(d)	106,823	467,885
NPS Pharmaceuticals, Inc. (a)(d)	57,128	1,520,747
OncoGenex Pharmaceuticals, Inc. (a)(d)	8,519	33,054
OncoMed Pharmaceuticals, Inc. (d)	2,542	66,956
Onconova Therapeutics, Inc.	2,824	15,758
Ophthotech Corp.	5,374	182,662
Opko Health, Inc. (a)(d)	108,138	894,301
Orexigen Therapeutics, Inc. (a)(d)	63,518	356,971
Osiris Therapeutics, Inc. (a)(d)	9,321	132,638
OvaScience, Inc. (a)(d)	6,138	49,841
PDL BioPharma, Inc. (d)	90,654	769,652
Peregrine Pharmaceuticals, Inc. (a)(d)	96,660	168,188
Portola Pharmaceuticals, Inc. (d)	6,084	142,731
Progenics Pharmaceuticals, Inc. (a)(d)	39,891	140,815
Prothena Corp. PLC (a)	7,821	172,062
PTC Therapeutics, Inc. (a)(d)	6,237	121,871
Puma Biotechnology, Inc. (a)	13,207	997,657
Raptor Pharmaceutical Corp. (a)(d)	32,815	271,380
Receptos, Inc.	4,005	135,329
Regulus Therapeutics, Inc. (a)(d)	5,746	40,969
Repligen Corp. (a)(d)	17,509	277,518
Retrophin, Inc. (a)	10,364	148,102
Rigel Pharmaceuticals, Inc. (a)	48,278	154,490
Sangamo Biosciences, Inc. (a)	37,611	520,536
Sarepta Therapeutics, Inc. (a)(d)	21,171	786,079
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
SIGA Technologies, Inc. (a)(d)	31,627	$ 90,769
Spectrum Pharmaceuticals, Inc. (a)	35,441	243,480
Stemline Therapeutics, Inc. (a)(d)	5,475	83,822
Sunesis Pharmaceuticals, Inc. (a)(d)	20,004	102,621
Synageva BioPharma Corp. (a)(d)	11,594	1,001,374
Synergy Pharmaceuticals, Inc. (a)(d)	45,023	202,153
Synta Pharmaceuticals Corp. (a)(d)	27,682	116,541
Targacept, Inc. (a)	15,030	66,733
TESARO, Inc. (a)(d)	8,161	203,699
TetraLogic Pharmaceuticals Corp.	1,975	11,258
Tetraphase Pharmaceuticals, Inc. (a)	8,555	91,881
TG Therapeutics, Inc. (a)(d)	9,767	52,058
Threshold Pharmaceuticals, Inc. (a)	28,110	115,251
Trevena, Inc.	3,901	19,544
Ultragenyx Pharmaceutical, Inc. (d)	3,616	140,228
Vanda Pharmaceuticals, Inc. (a)(d)	19,240	268,013
Verastem, Inc. (a)(d)	9,467	79,049
Vical, Inc. (a)(d)	40,381	45,631
Xencor, Inc.	7,906	78,269
XOMA Corp. (a)(d)	42,338	187,981
ZIOPHARM Oncology, Inc. (a)(d)	44,576	160,474
		38,233,150
Health Care Equipment & Supplies - 3.3%
Abaxis, Inc. (d)	12,357	501,818
Abiomed, Inc. (a)(d)	21,635	512,533
Accuray, Inc. (a)(d)	41,570	349,188
Align Technology, Inc. (a)	41,325	2,082,367
Alphatec Holdings, Inc. (a)	36,216	48,892
Analogic Corp.	6,842	513,697
Angiodynamics, Inc. (a)	14,169	190,431
Anika Therapeutics, Inc. (a)	6,840	292,342
Antares Pharma, Inc. (a)(d)	62,164	172,816
ArthroCare Corp. (a)	15,789	766,240
Atricure, Inc. (a)	13,264	204,266
Atrion Corp.	875	252,289
BioLase Technology, Inc. (d)	17,685	34,132
Cantel Medical Corp.	18,311	607,193
Cardiovascular Systems, Inc. (a)	14,633	420,699
Cerus Corp. (a)(d)	38,350	166,056
CONMED Corp.	15,594	722,470
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cryolife, Inc.	15,929	$ 144,635
Cutera, Inc. (a)	8,934	92,110
Cyberonics, Inc. (a)(d)	15,474	915,442
Cynosure, Inc. Class A (a)	11,126	273,032
Derma Sciences, Inc. (a)	10,892	112,623
DexCom, Inc. (a)	40,057	1,299,449
Endologix, Inc. (a)(d)	35,195	446,273
Exactech, Inc. (a)	4,853	107,834
Genmark Diagnostics, Inc. (a)(d)	20,108	179,967
Globus Medical, Inc. (a)	30,918	755,018
Greatbatch, Inc. (a)	13,317	612,982
Haemonetics Corp. (a)(d)	28,924	878,133
HeartWare International, Inc. (a)(d)	9,137	776,280
ICU Medical, Inc. (a)(d)	7,237	403,680
Inogen, Inc.	2,960	41,766
Insulet Corp. (a)(d)	30,249	1,138,270
Integra LifeSciences Holdings Corp. (a)(d)	12,855	585,931
Invacare Corp.	17,670	279,186
Ldr Holding Corp.	3,115	77,626
Masimo Corp. (a)(d)	27,344	731,725
Medical Action Industries, Inc. (a)	8,309	53,261
Meridian Bioscience, Inc.	23,725	473,788
Merit Medical Systems, Inc. (a)	23,378	300,875
Natus Medical, Inc. (a)	18,327	455,059
Neogen Corp. (a)(d)	20,381	851,416
NuVasive, Inc. (a)	26,336	887,787
NxStage Medical, Inc. (a)	33,480	383,011
OraSure Technologies, Inc. (a)	31,361	205,415
Orthofix International NV (a)	10,934	330,207
Oxford Immunotec Global PLC (a)	3,769	67,465
PhotoMedex, Inc. (a)(d)	7,142	107,916
Quidel Corp. (a)(d)	16,064	344,573
Rockwell Medical Technologies, Inc. (a)(d)	22,474	228,336
RTI Biologics, Inc. (a)	33,063	142,171
Staar Surgical Co. (a)	20,863	354,880
Steris Corp.	33,171	1,593,867
SurModics, Inc. (a)	8,192	178,258
Symmetry Medical, Inc. (a)	20,901	172,642
Tandem Diabetes Care, Inc. (d)	5,291	92,963
TearLab Corp. (a)(d)	16,041	69,297
The Spectranetics Corp. (a)	22,513	478,626
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Thoratec Corp. (a)	32,510	$ 1,065,678
Tornier NV (a)	14,954	253,769
Unilife Corp. (a)(d)	56,423	183,375
Utah Medical Products, Inc.	2,059	104,577
Vascular Solutions, Inc. (a)	9,619	210,752
Veracyte, Inc.	2,913	37,316
Volcano Corp. (a)(d)	30,491	535,422
West Pharmaceutical Services, Inc.	39,137	1,697,763
Wright Medical Group, Inc. (a)	22,574	617,399
Zeltiq Aesthetics, Inc. (a)	9,981	182,552
		30,349,807
Health Care Providers & Services - 2.6%
Acadia Healthcare Co., Inc. (a)(d)	20,056	842,753
Addus HomeCare Corp. (a)	2,800	60,536
Air Methods Corp. (a)(d)	21,953	1,222,124
Alliance Healthcare Services, Inc. (a)	2,887	82,164
Almost Family, Inc. (a)	4,916	105,547
Amedisys, Inc. (a)(d)	17,256	235,199
AMN Healthcare Services, Inc. (a)	26,420	329,722
AmSurg Corp. (a)	18,159	786,466
Bio-Reference Laboratories, Inc. (a)(d)	13,897	352,984
BioScrip, Inc. (a)(d)	31,952	221,108
Capital Senior Living Corp. (a)	16,375	404,954
Centene Corp. (a)	30,717	2,039,609
Chemed Corp. (d)	9,961	829,452
Chindex International, Inc. (a)	7,272	173,292
Corvel Corp. (a)	6,277	285,855
Cross Country Healthcare, Inc. (a)	15,086	106,960
Emeritus Corp. (a)	22,495	671,026
ExamWorks Group, Inc. (a)	17,998	662,326
Five Star Quality Care, Inc. (a)	24,289	117,316
Gentiva Health Services, Inc. (a)	18,144	136,624
Hanger, Inc. (a)	19,487	675,614
HealthSouth Corp.	49,215	1,704,808
Healthways, Inc. (a)(d)	19,387	348,966
IPC The Hospitalist Co., Inc. (a)(d)	9,393	380,417
Kindred Healthcare, Inc.	30,496	765,450
Landauer, Inc.	5,350	231,334
LHC Group, Inc. (a)	6,782	140,930
Magellan Health Services, Inc. (a)	15,210	877,921
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Molina Healthcare, Inc. (a)(d)	15,903	$ 594,772
MWI Veterinary Supply, Inc. (a)(d)	7,240	1,134,074
National Healthcare Corp.	6,017	329,310
National Research Corp. Class A (a)	5,251	82,756
Owens & Minor, Inc. (d)	35,692	1,197,110
PharMerica Corp. (a)	16,639	452,414
Providence Service Corp. (a)	5,964	242,198
Select Medical Holdings Corp.	27,174	379,349
Skilled Healthcare Group, Inc. (a)	12,905	66,590
Surgical Care Affiliates, Inc.	6,206	182,332
Team Health Holdings, Inc. (a)(d)	38,720	1,877,146
The Ensign Group, Inc.	11,057	469,923
Triple-S Management Corp. (a)	13,272	198,815
U.S. Physical Therapy, Inc.	6,790	209,472
Universal American Spin Corp.	22,214	159,274
USMD Holdings, Inc. (a)	367	4,624
Wellcare Health Plans, Inc. (a)	24,561	1,657,131
		24,028,747
Health Care Technology - 0.8%
athenahealth, Inc. (a)(d)	20,764	2,567,261
Computer Programs & Systems, Inc.	6,235	393,616
HealthStream, Inc. (a)	11,111	251,664
HMS Holdings Corp. (a)(d)	49,733	804,183
MedAssets, Inc. (a)	34,476	787,087
Medidata Solutions, Inc. (a)(d)	30,136	1,094,238
Merge Healthcare, Inc. (a)	34,849	79,456
Omnicell, Inc. (a)	20,369	539,371
Quality Systems, Inc.	22,810	336,904
Vocera Communications, Inc. (a)(d)	12,346	188,277
		7,042,057
Life Sciences Tools & Services - 0.5%
Accelerate Diagnostics, Inc. (a)(d)	6,691	123,315
Affymetrix, Inc. (a)(d)	40,480	300,766
Albany Molecular Research, Inc. (a)(d)	13,343	214,289
Cambrex Corp. (a)	16,819	344,621
Fluidigm Corp. (a)(d)	14,197	533,239
Furiex Pharmaceuticals, Inc. (a)	4,026	416,168
Harvard Bioscience, Inc. (a)	15,254	64,372
Luminex Corp. (a)(d)	21,036	404,102
NeoGenomics, Inc. (a)	18,707	61,920
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Pacific Biosciences of California, Inc. (a)	29,145	$ 128,821
PAREXEL International Corp. (a)	32,155	1,458,229
Sequenom, Inc. (a)(d)	63,571	173,549
		4,223,391
Pharmaceuticals - 1.5%
AcelRx Pharmaceuticals, Inc. (a)(d)	12,868	139,232
Aerie Pharmaceuticals, Inc.	4,496	70,407
Akorn, Inc. (a)(d)	32,705	824,820
Alimera Sciences, Inc. (a)(d)	12,750	77,520
Ampio Pharmaceuticals, Inc. (a)(d)	21,996	133,956
Aratana Therapeutics, Inc.	4,508	62,120
AstraZeneca PLC rights (a)	1,000	0
Auxilium Pharmaceuticals, Inc. (a)(d)	27,583	620,893
AVANIR Pharmaceuticals Class A (a)(d)	83,078	413,728
Biodelivery Sciences International, Inc. (a)(d)	21,351	190,237
Cempra, Inc. (a)(d)	11,086	101,104
Corcept Therapeutics, Inc. (a)	30,681	135,610
DepoMed, Inc. (a)	31,680	443,837
Egalet Corp.	1,375	15,895
Endocyte, Inc. (a)(d)	19,978	361,802
Horizon Pharma, Inc. (a)	31,131	441,438
Impax Laboratories, Inc. (a)	38,490	1,006,514
Lannett Co., Inc. (a)	10,505	362,738
Nektar Therapeutics (a)(d)	70,037	824,335
Omeros Corp. (a)(d)	19,060	235,963
Pacira Pharmaceuticals, Inc. (a)	16,870	1,155,426
Pernix Therapeutics Holdings, Inc. (a)(d)	9,246	44,473
Pozen, Inc.	15,266	127,624
Prestige Brands Holdings, Inc. (a)	28,743	963,465
Questcor Pharmaceuticals, Inc. (d)	29,309	2,408,614
Relypsa, Inc. (d)	4,009	89,521
Repros Therapeutics, Inc. (a)(d)	12,604	212,629
Revance Therapeutics, Inc.	3,949	135,372
Sagent Pharmaceuticals, Inc. (a)	10,833	224,135
SciClone Pharmaceuticals, Inc. (a)	31,052	148,429
Sucampo Pharmaceuticals, Inc. Class A (a)(d)	7,294	50,402
Supernus Pharmaceuticals, Inc. (a)(d)	11,477	94,226
The Medicines Company (a)(d)	35,429	942,411
TherapeuticsMD, Inc. (a)(d)	47,125	197,925
VIVUS, Inc. (a)(d)	58,217	302,728
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
XenoPort, Inc. (a)	30,689	$ 124,597
Zogenix, Inc. (a)(d)	53,949	131,636
		13,815,762
TOTAL HEALTH CARE		117,692,914
INDUSTRIALS - 14.5%
Aerospace & Defense - 1.8%
AAR Corp.	22,357	579,046
AeroVironment, Inc. (a)	10,360	349,857
American Science & Engineering, Inc.	4,479	300,989
API Technologies Corp. (a)	21,295	48,553
Astronics Corp. (a)	8,431	481,579
Cubic Corp. (d)	11,038	523,532
Curtiss-Wright Corp.	26,412	1,688,783
DigitalGlobe, Inc. (a)	42,130	1,254,631
Ducommun, Inc. (a)	5,893	143,023
Engility Holdings, Inc. (a)	9,690	422,872
Erickson Air-Crane, Inc. (a)(d)	2,460	38,893
Esterline Technologies Corp. (a)	17,636	1,922,677
GenCorp, Inc. (non-vtg.) (a)(d)	33,802	593,563
HEICO Corp. (d)	37,554	2,077,487
Innovative Solutions & Support, Inc. (a)	8,173	55,004
KEYW Holding Corp. (a)(d)	18,267	234,731
Kratos Defense & Security Solutions, Inc. (a)(d)	24,323	175,612
LMI Aerospace, Inc. (a)(d)	5,921	80,762
Moog, Inc. Class A (a)	25,621	1,676,894
National Presto Industries, Inc. (d)	2,738	197,848
Orbital Sciences Corp. (a)	33,714	991,192
Sparton Corp. (a)	5,876	159,592
Taser International, Inc. (a)(d)	28,659	462,843
Teledyne Technologies, Inc. (a)	21,061	1,955,724
		16,415,687
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	29,089	227,767
Atlas Air Worldwide Holdings, Inc. (a)(d)	14,430	504,906
Echo Global Logistics, Inc. (a)(d)	9,970	195,013
Forward Air Corp.	17,152	758,633
Hub Group, Inc. Class A (a)	20,685	923,585
Park-Ohio Holdings Corp. (a)	4,827	281,849
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
UTi Worldwide, Inc. (d)	50,953	$ 498,830
XPO Logistics, Inc. (a)(d)	29,335	796,152
		4,186,735
Airlines - 0.6%
Allegiant Travel Co.	8,461	993,744
CHC Group Ltd. (a)	20,139	135,938
Hawaiian Holdings, Inc. (a)(d)	29,176	421,593
JetBlue Airways Corp. (a)(d)	138,425	1,094,250
Republic Airways Holdings, Inc. (a)	27,032	224,636
SkyWest, Inc.	30,037	348,429
Spirit Airlines, Inc. (a)	34,036	1,934,606
		5,153,196
Building Products - 0.8%
AAON, Inc.	16,096	456,322
American Woodmark Corp. (a)	5,878	176,399
Apogee Enterprises, Inc.	16,136	512,641
Builders FirstSource, Inc. (a)	24,714	194,005
Continental Building Products, Inc. (a)	7,595	129,115
Gibraltar Industries, Inc. (a)	17,063	291,436
Griffon Corp.	24,116	256,594
Insteel Industries, Inc.	10,115	208,167
NCI Building Systems, Inc. (a)	11,451	179,094
Norcraft Companies, Inc.	4,100	65,108
Nortek, Inc. (a)	4,959	407,431
Patrick Industries, Inc. (a)	3,654	146,416
PGT, Inc. (a)	18,227	181,359
Ply Gem Holdings, Inc.	9,441	120,373
Quanex Building Products Corp.	21,575	406,473
Simpson Manufacturing Co. Ltd.	23,021	754,859
Trex Co., Inc. (a)(d)	9,610	754,577
Universal Forest Products, Inc.	11,133	562,105
USG Corp. (a)(d)	43,488	1,298,552
		7,101,026
Commercial Services & Supplies - 2.0%
ABM Industries, Inc.	30,795	834,237
ACCO Brands Corp. (a)(d)	65,065	398,848
Acorn Energy, Inc. (a)(d)	12,828	29,761
ARC Document Solutions, Inc. (a)	20,773	132,947
Casella Waste Systems, Inc. Class A (a)	20,576	104,938
CECO Environmental Corp. (d)	9,716	154,387
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Cenveo, Inc. (a)(d)	30,648	$ 94,702
CompX International, Inc. Class A	453	4,168
Courier Corp.	6,196	90,028
Deluxe Corp. (d)	28,763	1,580,527
EnerNOC, Inc. (a)	14,962	353,103
Ennis, Inc.	14,490	216,770
G&K Services, Inc. Class A	10,930	578,634
Healthcare Services Group, Inc. (d)	38,310	1,114,821
Heritage-Crystal Clean, Inc. (a)(d)	4,570	73,120
Herman Miller, Inc.	32,806	1,011,409
HNI Corp.	25,695	905,235
InnerWorkings, Inc. (a)(d)	25,722	185,198
Interface, Inc.	33,257	598,293
Intersections, Inc.	5,741	32,264
Kimball International, Inc. Class B	18,579	311,384
Knoll, Inc.	27,543	501,007
McGrath RentCorp.	14,516	458,415
Mobile Mini, Inc.	21,817	963,875
Msa Safety, Inc.	16,091	848,800
Multi-Color Corp.	6,777	236,178
NL Industries, Inc.	3,212	32,216
Performant Financial Corp. (a)	13,068	113,822
Quad/Graphics, Inc.	14,266	308,859
Schawk, Inc. Class A	8,042	160,840
SP Plus Corp. (a)(d)	8,592	209,817
Steelcase, Inc. Class A	47,739	786,739
Swisher Hygiene, Inc. (Canada) (a)	53,835	21,609
Team, Inc. (a)	11,513	493,793
Tetra Tech, Inc.	36,795	1,054,913
The Brink's Co.	27,263	693,571
TRC Companies, Inc. (a)	8,134	48,235
U.S. Ecology, Inc.	12,012	536,336
UniFirst Corp.	8,235	792,536
United Stationers, Inc.	22,999	863,152
Viad Corp.	11,410	263,001
West Corp.	11,685	284,530
		18,477,018
Construction & Engineering - 0.9%
Aegion Corp. (a)(d)	21,892	558,027
Ameresco, Inc. Class A (a)	10,340	66,279
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Argan, Inc.	7,664	$ 205,165
Comfort Systems U.S.A., Inc.	21,443	321,645
Dycom Industries, Inc. (a)	18,578	583,349
EMCOR Group, Inc.	37,936	1,744,677
Furmanite Corp. (a)	20,986	219,933
Granite Construction, Inc.	21,786	814,361
Great Lakes Dredge & Dock Corp. (a)	34,344	296,389
Layne Christensen Co. (a)(d)	10,997	191,568
MasTec, Inc. (a)(d)	33,630	1,331,075
MYR Group, Inc. (a)	12,354	289,825
Northwest Pipe Co. (a)	5,301	189,617
Orion Marine Group, Inc. (a)	15,164	177,874
Pike Corp. (a)	14,550	139,680
Primoris Services Corp.	19,911	557,110
Sterling Construction Co., Inc. (a)	8,963	68,836
Tutor Perini Corp. (a)	20,843	616,953
		8,372,363
Electrical Equipment - 1.5%
Acuity Brands, Inc.	24,171	3,010,981
American Superconductor Corp. (a)(d)	27,464	35,154
AZZ, Inc.	14,298	620,819
Brady Corp. Class A	25,814	665,743
Capstone Turbine Corp. (a)(d)	170,378	350,979
Encore Wire Corp.	11,566	563,611
EnerSys	27,206	1,838,581
Enphase Energy, Inc. (a)(d)	9,079	68,546
Franklin Electric Co., Inc.	26,687	1,031,986
FuelCell Energy, Inc. (a)(d)	112,324	254,975
Generac Holdings, Inc. (d)	29,108	1,713,879
General Cable Corp.	28,114	720,281
Global Power Equipment Group, Inc.	9,905	173,635
GrafTech International Ltd. (a)	66,145	741,485
LSI Industries, Inc.	11,290	85,917
Polypore International, Inc. (a)	26,429	916,558
Powell Industries, Inc.	5,080	321,666
Power Solutions International, Inc. (a)(d)	1,280	105,920
PowerSecure International, Inc. (a)(d)	12,410	275,874
Preformed Line Products Co.	1,574	94,062
Revolution Lighting Technologies, Inc. (a)(d)	16,829	48,972
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Thermon Group Holdings, Inc. (a)	15,311	$ 364,708
Vicor Corp. (a)	10,035	83,893
		14,088,225
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	20,337	628,413
Machinery - 3.3%
Accuride Corp. (a)(d)	22,430	126,505
Actuant Corp. Class A	41,525	1,406,037
Alamo Group, Inc.	3,955	210,090
Albany International Corp. Class A	15,576	560,424
Altra Industrial Motion Corp.	15,046	513,971
American Railcar Industries, Inc. (d)	5,288	367,199
Ampco-Pittsburgh Corp.	4,644	93,019
Astec Industries, Inc.	11,359	453,792
Barnes Group, Inc.	30,543	1,176,516
Blount International, Inc. (a)	28,743	321,059
Briggs & Stratton Corp. (d)	26,851	573,806
Chart Industries, Inc. (a)(d)	17,166	1,171,065
CIRCOR International, Inc.	9,820	797,482
CLARCOR, Inc.	28,044	1,619,821
Columbus McKinnon Corp. (NY Shares)	10,742	284,556
Commercial Vehicle Group, Inc. (a)	14,299	138,843
Douglas Dynamics, Inc.	12,240	206,489
Dynamic Materials Corp.	7,676	155,055
Energy Recovery, Inc. (a)(d)	24,333	124,342
EnPro Industries, Inc. (a)	11,793	839,780
ESCO Technologies, Inc.	14,730	492,277
ExOne Co. (a)(d)	3,616	124,897
Federal Signal Corp.	34,795	528,188
FreightCar America, Inc.	6,675	175,286
Global Brass & Copper Holdings, Inc.	5,183	82,202
Gorman-Rupp Co.	10,413	323,324
Graham Corp.	5,664	169,014
Greenbrier Companies, Inc. (a)(d)	13,847	726,137
Hardinge, Inc.	7,135	95,324
Hurco Companies, Inc.	3,393	90,457
Hyster-Yale Materials Handling Class A	5,924	571,014
John Bean Technologies Corp.	16,738	485,235
Kadant, Inc.	6,298	218,856
L.B. Foster Co. Class A	5,731	271,363
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Lindsay Corp. (d)	7,219	$ 636,210
Lydall, Inc. (a)	9,485	222,044
Manitex International, Inc. (a)	7,680	126,413
Meritor, Inc. (a)	54,495	646,856
Middleby Corp. (a)	10,612	2,679,318
Miller Industries, Inc.	5,929	114,845
Mueller Industries, Inc.	31,564	913,462
Mueller Water Products, Inc. Class A	88,317	805,451
NN, Inc.	10,243	200,456
Omega Flex, Inc.	1,499	30,235
PMFG, Inc. (a)	11,184	63,413
Proto Labs, Inc. (a)(d)	9,568	579,247
RBC Bearings, Inc. (a)	13,064	813,365
Rexnord Corp. (a)	17,060	456,184
Standex International Corp.	6,999	415,531
Sun Hydraulics Corp.	12,002	490,642
Tecumseh Products Co. Class A (non-vtg.)	10,357	62,246
Tennant Co.	10,272	655,251
Titan International, Inc. (d)	29,946	524,354
TriMas Corp. (a)	25,298	907,186
Twin Disc, Inc.	4,685	135,537
Wabash National Corp. (a)(d)	38,287	511,514
Watts Water Technologies, Inc. Class A	16,124	857,797
Woodward, Inc.	38,860	1,742,094
Xerium Technologies, Inc. (a)	5,706	77,031
		30,160,107
Marine - 0.1%
International Shipholding Corp.	3,046	82,059
Matson, Inc.	23,822	564,343
Scorpio Bulkers, Inc. (a)	74,858	669,979
Ultrapetrol (Bahamas) Ltd. (a)	16,969	48,022
		1,364,403
Professional Services - 1.3%
Acacia Research Corp.	27,475	440,699
Advisory Board Co. (a)(d)	20,130	1,152,644
Barrett Business Services, Inc.	3,861	194,633
CBIZ, Inc. (a)(d)	19,439	166,592
CDI Corp.	8,083	123,832
Corporate Executive Board Co.	19,060	1,315,521
CRA International, Inc. (a)	6,165	134,212
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Exponent, Inc.	7,566	$ 532,798
Franklin Covey Co. (a)	5,018	101,715
FTI Consulting, Inc. (a)(d)	22,804	782,177
GP Strategies Corp. (a)	8,824	231,895
Heidrick & Struggles International, Inc.	10,260	193,401
Huron Consulting Group, Inc. (a)	13,013	926,526
ICF International, Inc. (a)	11,014	429,216
Insperity, Inc.	12,502	400,814
Kelly Services, Inc. Class A (non-vtg.)	15,837	333,527
Kforce, Inc.	15,407	356,210
Korn/Ferry International (a)	27,619	802,332
MISTRAS Group, Inc. (a)	8,928	202,755
Navigant Consulting, Inc. (a)	28,779	483,487
Odyssey Marine Exploration, Inc. (a)(d)	44,753	98,009
On Assignment, Inc. (a)	25,605	896,175
Pendrell Corp. (a)	90,658	149,586
Resources Connection, Inc.	22,686	308,756
RPX Corp. (a)	18,544	303,751
TrueBlue, Inc. (a)	22,812	610,221
VSE Corp.	2,515	157,112
WageWorks, Inc. (a)	13,931	590,256
		12,418,852
Road & Rail - 0.6%
Arkansas Best Corp.	14,395	567,451
Celadon Group, Inc.	11,051	254,284
Heartland Express, Inc. (d)	25,995	565,651
Knight Transportation, Inc. (d)	33,014	783,422
Marten Transport Ltd.	13,111	307,584
Patriot Transportation Holding, Inc. (a)	3,870	134,986
Quality Distribution, Inc. (a)	11,700	147,069
Roadrunner Transportation Systems, Inc. (a)(d)	10,648	262,260
Saia, Inc. (a)	13,609	560,283
Swift Transporation Co. (a)	47,394	1,139,826
Universal Truckload Services, Inc.	3,023	74,547
Werner Enterprises, Inc.	25,782	660,019
YRC Worldwide, Inc. (a)	17,485	392,189
		5,849,571
Trading Companies & Distributors - 1.0%
Aceto Corp.	15,519	339,556
Aircastle Ltd.	38,368	674,126
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Applied Industrial Technologies, Inc.	23,801	$ 1,140,544
Beacon Roofing Supply, Inc. (a)(d)	27,850	990,903
BlueLinx Corp. (a)	12,863	16,851
CAI International, Inc. (a)(d)	9,460	205,755
DXP Enterprises, Inc. (a)	5,297	599,673
H&E Equipment Services, Inc. (a)	16,838	649,105
Houston Wire & Cable Co.	9,647	120,202
Kaman Corp.	15,305	642,351
Rush Enterprises, Inc. Class A (a)(d)	19,844	636,992
Stock Building Supply Holdings, Inc.	4,795	83,001
TAL International Group, Inc. (d)	19,015	802,053
Textainer Group Holdings Ltd. (d)	11,885	467,081
Titan Machinery, Inc. (a)(d)	9,601	169,362
Watsco, Inc.	14,495	1,491,680
		9,029,235
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)	23,038	466,750
TOTAL INDUSTRIALS		133,711,581
INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 1.7%
ADTRAN, Inc.	33,522	751,898
Alliance Fiber Optic Products, Inc. (d)	6,675	128,294
Applied Optoelectronics, Inc.	2,603	58,568
Arris Group, Inc. (a)	65,748	1,715,365
Aruba Networks, Inc. (a)(d)	63,013	1,245,767
Aviat Networks, Inc. (a)	35,973	54,319
Bel Fuse, Inc. Class B (non-vtg.)	6,196	134,825
Black Box Corp.	9,015	191,659
CalAmp Corp. (a)(d)	19,628	348,397
Calix Networks, Inc. (a)	22,183	195,432
Ciena Corp. (a)(d)	57,370	1,134,205
Comtech Telecommunications Corp.	9,171	291,179
Digi International, Inc. (a)	14,676	130,029
Emulex Corp. (a)	44,515	318,282
Extreme Networks, Inc. (a)	50,928	291,308
Finisar Corp. (a)(d)	52,733	1,378,968
Harmonic, Inc. (a)	56,070	394,172
Infinera Corp. (a)(d)	68,403	612,891
InterDigital, Inc. (d)	23,040	799,949
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Ixia (a)	31,987	$ 397,279
KVH Industries, Inc. (a)	8,924	120,563
NETGEAR, Inc. (a)(d)	21,804	704,269
NumereX Corp. Class A (a)(d)	7,299	74,815
Oplink Communications, Inc. (a)	11,274	193,236
Parkervision, Inc. (a)(d)	48,332	220,394
PC-Tel, Inc.	9,005	74,291
Plantronics, Inc.	24,181	1,053,566
Procera Networks, Inc. (a)(d)	11,639	107,777
Ruckus Wireless, Inc. (a)	25,340	264,803
ShoreTel, Inc. (a)	32,372	244,409
Sonus Networks, Inc. (a)	111,278	363,879
Tessco Technologies, Inc.	3,016	99,196
Ubiquiti Networks, Inc. (a)	7,041	272,698
ViaSat, Inc. (a)(d)	22,363	1,435,928
Westell Technologies, Inc. Class A (a)	26,559	86,582
		15,889,192
Electronic Equipment & Components - 2.7%
Aeroflex Holding Corp. (a)	11,850	90,653
Agilysys, Inc. (a)	8,101	101,587
Anixter International, Inc.	15,314	1,500,466
Audience, Inc. (a)	5,601	64,412
Badger Meter, Inc.	8,568	424,544
Belden, Inc.	24,865	1,835,286
Benchmark Electronics, Inc. (a)	30,751	712,808
Checkpoint Systems, Inc. (a)	22,636	289,062
Cognex Corp. (a)	49,104	1,690,651
Coherent, Inc. (a)	13,729	819,759
Control4 Corp.	2,265	40,000
CTS Corp.	18,465	328,492
Daktronics, Inc.	20,185	262,809
DTS, Inc. (a)	10,494	195,293
Electro Rent Corp.	10,709	172,950
Electro Scientific Industries, Inc.	13,432	113,903
Fabrinet (a)	16,146	348,754
FARO Technologies, Inc. (a)	9,560	381,444
FEI Co.	23,550	1,872,696
GSI Group, Inc. (a)	16,975	206,077
II-VI, Inc. (a)	29,132	419,501
Insight Enterprises, Inc. (a)	24,228	632,835
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
InvenSense, Inc. (a)(d)	32,175	$ 692,728
Itron, Inc. (a)	22,310	847,780
KEMET Corp. (a)	26,550	133,016
Littelfuse, Inc.	12,476	1,129,702
Maxwell Technologies, Inc. (a)(d)	16,337	246,035
Measurement Specialties, Inc. (a)	8,723	561,325
Mercury Systems, Inc. (a)	19,020	265,519
Mesa Laboratories, Inc.	1,457	124,865
Methode Electronics, Inc. Class A	20,718	574,717
MTS Systems Corp.	8,778	565,918
Multi-Fineline Electronix, Inc. (a)	5,253	65,032
Neonode, Inc. (a)(d)	14,682	78,549
Newport Corp. (a)	21,770	406,664
OSI Systems, Inc. (a)	11,246	627,639
Park Electrochemical Corp.	11,518	307,070
PC Connection, Inc.	5,206	104,172
Plexus Corp. (a)	19,333	810,439
RadiSys Corp. (a)	16,147	51,670
RealD, Inc. (a)(d)	22,188	243,180
Richardson Electronics Ltd.	5,874	58,857
Rofin-Sinar Technologies, Inc. (a)	15,596	346,231
Rogers Corp. (a)	10,092	605,722
Sanmina Corp. (a)	46,711	945,898
ScanSource, Inc. (a)	15,855	608,991
Speed Commerce, Inc. (a)	27,080	89,364
SYNNEX Corp. (a)	14,902	1,004,097
TTM Technologies, Inc. (a)	29,060	229,283
Uni-Pixel, Inc. (a)(d)	4,811	26,316
Universal Display Corp. (a)(d)	22,805	594,070
Viasystems Group, Inc. (a)	1,488	17,886
Vishay Precision Group, Inc. (a)	6,542	106,177
Zygo Corp. (a)	9,356	180,009
		25,152,903
Internet Software & Services - 2.7%
Angie's List, Inc. (a)(d)	23,228	262,709
Bankrate, Inc. (a)(d)	25,915	454,031
Bazaarvoice, Inc. (a)(d)	27,586	185,378
Benefitfocus, Inc. (d)	2,899	93,928
Blucora, Inc. (a)(d)	22,953	441,845
Brightcove, Inc. (a)	16,380	141,196
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Carbonite, Inc. (a)	6,426	$ 63,553
Care.com, Inc. (d)	4,015	49,184
ChannelAdvisor Corp. (a)(d)	3,502	91,892
Chegg, Inc. (d)	8,440	44,479
comScore, Inc. (a)	19,935	624,564
Constant Contact, Inc. (a)	17,230	445,568
Conversant, Inc. (a)(d)	37,781	923,368
Cornerstone OnDemand, Inc. (a)	22,621	831,548
CoStar Group, Inc. (a)	16,142	2,597,086
Cvent, Inc. (d)	3,735	102,825
DealerTrack Holdings, Inc. (a)(d)	24,611	1,124,477
Demand Media, Inc. (a)(d)	20,840	86,694
Demandware, Inc. (a)	10,312	511,785
Dice Holdings, Inc. (a)	22,881	175,040
Digital River, Inc. (a)	18,641	285,021
E2open, Inc. (a)(d)	9,044	156,190
EarthLink Holdings Corp.	58,039	197,913
eGain Communications Corp. (a)(d)	6,208	40,600
Endurance International Group Holdings, Inc. (d)	12,507	158,214
Envestnet, Inc. (a)	13,328	491,137
Global Eagle Entertainment, Inc. (a)	15,443	170,336
Gogo, Inc. (d)	6,028	81,499
Internap Network Services Corp. (a)	30,416	204,396
IntraLinks Holdings, Inc. (a)	22,610	206,882
j2 Global, Inc. (d)	26,024	1,206,473
Limelight Networks, Inc. (a)	35,565	73,620
Liquidity Services, Inc. (a)(d)	14,189	244,760
LivePerson, Inc. (a)(d)	30,325	300,218
LogMeIn, Inc. (a)	14,633	665,070
Marchex, Inc. Class B	14,646	135,476
Marin Software, Inc. (a)(d)	5,699	53,457
Marketo, Inc. (d)	4,254	115,454
Millennial Media, Inc. (a)(d)	20,175	128,918
Monster Worldwide, Inc. (a)	54,777	377,414
Move, Inc. (a)	22,329	238,697
Net Element International, Inc. (a)(d)	971	2,165
NIC, Inc.	36,328	666,256
OpenTable, Inc. (a)	12,778	858,170
Perficient, Inc. (a)	18,464	337,337
QuinStreet, Inc. (a)	17,893	109,147
RealNetworks, Inc. (a)	14,031	105,794
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Reis, Inc. (a)(d)	5,185	$ 85,345
Rocket Fuel, Inc. (d)	2,974	95,376
SciQuest, Inc. (a)(d)	14,664	351,643
Shutterstock, Inc. (a)(d)	4,235	307,080
Spark Networks, Inc. (a)(d)	11,704	53,019
SPS Commerce, Inc. (a)	9,011	466,770
Stamps.com, Inc. (a)	7,720	267,961
Support.com, Inc. (a)	31,762	78,452
TechTarget, Inc. (a)	5,541	35,573
Textura Corp. (d)	3,213	57,224
Travelzoo, Inc. (a)	4,378	78,541
Tremor Video, Inc. (d)	2,761	12,452
Trulia, Inc. (a)(d)	15,497	526,898
United Online, Inc.	7,442	88,188
Unwired Planet, Inc. (d)	57,390	130,849
VistaPrint Ltd. (a)(d)	18,259	720,683
Vocus, Inc. (a)(d)	10,670	191,847
Web.com Group, Inc. (a)(d)	23,521	722,330
WebMD Health Corp. (a)(d)	15,914	701,648
Wix.com Ltd. (a)	4,587	93,988
XO Group, Inc. (a)	14,620	155,264
Xoom Corp. (a)(d)	4,827	107,690
Yelp, Inc. (a)	18,403	1,073,263
YuMe, Inc.	1,983	13,266
Zillow, Inc. (a)(d)	13,174	1,432,014
Zix Corp. (a)	36,518	119,779
		24,828,907
IT Services - 2.1%
Acxiom Corp. (a)	41,918	1,183,764
Blackhawk Network Holdings, Inc. (d)	28,865	692,471
CACI International, Inc. Class A (a)(d)	12,977	903,848
Cardtronics, Inc. (a)	25,181	843,060
Cass Information Systems, Inc.	5,682	286,998
Ciber, Inc. (a)	41,869	180,874
Computer Task Group, Inc.	8,177	129,278
Convergys Corp.	58,933	1,269,417
CSG Systems International, Inc.	18,991	500,603
Datalink Corp. (a)	10,689	137,247
EPAM Systems, Inc. (a)	12,279	382,245
Euronet Worldwide, Inc. (a)	28,154	1,294,802
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
EVERTEC, Inc.	16,536	$ 389,257
ExlService Holdings, Inc. (a)	18,347	519,128
Forrester Research, Inc.	6,988	247,585
Global Cash Access Holdings, Inc. (a)	36,922	243,685
Hackett Group, Inc.	16,117	96,702
Heartland Payment Systems, Inc. (d)	20,559	841,685
Higher One Holdings, Inc. (a)	17,318	103,735
iGATE Corp. (a)	19,543	715,274
Lionbridge Technologies, Inc. (a)	31,978	188,031
Luxoft Holding, Inc.	2,426	65,478
ManTech International Corp. Class A (d)	13,801	411,684
Maximus, Inc.	38,580	1,642,351
ModusLink Global Solutions, Inc. (a)(d)	20,772	83,919
MoneyGram International, Inc. (a)	11,710	154,572
Planet Payment, Inc. (a)	25,064	65,918
PRG-Schultz International, Inc. (a)	15,349	98,694
Sapient Corp. (a)	62,622	1,018,860
ServiceSource International, Inc. (a)(d)	33,400	208,416
Sykes Enterprises, Inc. (a)	21,880	433,005
Syntel, Inc. (a)	8,805	707,218
Teletech Holdings, Inc. (a)	11,281	272,211
Unisys Corp. (a)(d)	28,590	696,738
Virtusa Corp. (a)	12,778	421,291
WEX, Inc. (a)	21,928	2,104,430
		19,534,474
Semiconductors & Semiconductor Equipment - 3.8%
Advanced Energy Industries, Inc. (a)	21,959	480,463
Alpha & Omega Semiconductor Ltd. (a)	9,856	70,963
Ambarella, Inc. (a)(d)	11,080	275,338
Amkor Technology, Inc. (a)	39,595	314,780
ANADIGICS, Inc. (a)(d)	42,417	53,021
Applied Micro Circuits Corp. (a)(d)	40,937	397,498
ATMI, Inc.	17,640	599,760
Axcelis Technologies, Inc. (a)	60,635	108,537
Brooks Automation, Inc.	36,579	374,203
Cabot Microelectronics Corp. (a)	13,610	590,266
Cavium, Inc. (a)(d)	29,020	1,229,577
Ceva, Inc. (a)	12,205	198,087
Cirrus Logic, Inc. (a)(d)	35,755	797,337
Cohu, Inc.	15,198	156,539
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Cypress Semiconductor Corp. (d)	89,216	$ 844,876
Diodes, Inc. (a)	20,325	535,970
DSP Group, Inc. (a)	11,041	87,886
Entegris, Inc. (a)	79,075	876,942
Entropic Communications, Inc. (a)	49,565	182,895
Exar Corp. (a)	21,200	229,384
FormFactor, Inc. (a)	31,100	178,825
GSI Technology, Inc. (a)	13,089	83,115
GT Advanced Technologies, Inc. (a)(d)	75,845	1,259,785
Hittite Microwave Corp.	17,792	1,056,133
Inphi Corp. (a)	15,310	226,435
Integrated Device Technology, Inc. (a)	74,596	870,535
Integrated Silicon Solution, Inc. (a)	16,646	240,701
Intermolecular, Inc. (a)(d)	9,580	26,058
International Rectifier Corp. (a)	39,291	1,023,138
Intersil Corp. Class A	71,229	878,966
IXYS Corp.	14,171	152,905
Kopin Corp. (a)	37,324	121,676
Lattice Semiconductor Corp. (a)	64,537	543,402
LTX-Credence Corp. (a)	26,083	251,179
M/A-COM Technology Solutions, Inc. (a)	6,355	111,276
MaxLinear, Inc. Class A (a)	13,846	108,968
Micrel, Inc.	26,916	268,083
Microsemi Corp. (a)	52,751	1,240,704
MKS Instruments, Inc.	29,600	833,240
Monolithic Power Systems, Inc. (a)	21,942	814,048
MoSys, Inc. (a)(d)	26,406	103,247
Nanometrics, Inc. (a)	12,756	207,413
NeoPhotonics Corp. (a)	12,001	69,246
NVE Corp. (a)	2,930	153,854
Omnivision Technologies, Inc. (a)	30,145	588,732
PDF Solutions, Inc. (a)	13,922	261,316
Peregrine Semiconductor Corp. (a)(d)	15,663	84,110
Pericom Semiconductor Corp. (a)	12,823	103,482
Photronics, Inc. (a)	33,515	290,910
PLX Technology, Inc. (a)	24,917	144,519
PMC-Sierra, Inc. (a)	113,994	779,719
Power Integrations, Inc. (d)	16,427	775,847
Rambus, Inc. (a)(d)	63,007	761,755
RF Micro Devices, Inc. (a)	158,860	1,340,778
Rubicon Technology, Inc. (a)	11,629	117,802
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Rudolph Technologies, Inc. (a)(d)	18,163	$ 165,465
Semtech Corp. (a)	38,205	916,156
Sigma Designs, Inc. (a)	15,370	57,945
Silicon Image, Inc. (a)	44,653	250,503
Spansion, Inc. Class A (a)	26,293	468,804
SunEdison, Inc. (a)(d)	150,396	2,892,115
SunPower Corp. (a)	23,281	778,051
Synaptics, Inc. (a)(d)	18,366	1,141,447
Tessera Technologies, Inc.	29,880	655,268
TriQuint Semiconductor, Inc. (a)	92,213	1,307,580
Ultra Clean Holdings, Inc. (a)	13,619	116,034
Ultratech, Inc. (a)(d)	15,816	421,022
Veeco Instruments, Inc. (a)(d)	22,207	820,993
		34,467,607
Software - 3.7%
ACI Worldwide, Inc. (a)(d)	22,505	1,286,161
Actuate Corp. (a)	26,413	148,705
Advent Software, Inc.	18,647	537,407
American Software, Inc. Class A	14,017	135,124
Aspen Technology, Inc. (a)	52,921	2,275,074
AVG Technologies NV (a)(d)	13,670	256,039
Barracuda Networks, Inc. (d)	2,368	61,165
Blackbaud, Inc.	25,749	784,057
Bottomline Technologies, Inc. (a)(d)	21,268	672,920
BroadSoft, Inc. (a)(d)	15,712	398,771
Callidus Software, Inc. (a)(d)	22,106	211,002
CommVault Systems, Inc. (a)(d)	26,272	1,271,565
Comverse, Inc. (a)	12,270	306,014
Covisint Corp. (d)	4,607	32,525
Cyan, Inc. (d)	4,496	18,793
Digimarc Corp.	3,342	110,353
Ebix, Inc. (d)	17,865	281,910
Ellie Mae, Inc. (a)(d)	15,656	381,850
EPIQ Systems, Inc.	17,744	226,946
ePlus, Inc. (a)	2,289	114,542
Fair Isaac Corp.	20,103	1,149,892
Fleetmatics Group PLC (a)(d)	9,898	297,237
Gigamon, Inc. (a)(d)	4,295	67,732
Glu Mobile, Inc. (a)	35,203	140,812
Guidance Software, Inc. (a)	9,629	88,683
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Guidewire Software, Inc. (a)	27,837	$ 1,051,125
Imperva, Inc. (a)	11,287	258,247
Infoblox, Inc. (a)	29,655	581,831
Interactive Intelligence Group, Inc. (a)	8,655	541,543
Jive Software, Inc. (a)(d)	22,797	170,522
Manhattan Associates, Inc. (a)	44,000	1,387,320
Mavenir Systems, Inc. (d)	3,037	45,312
Mentor Graphics Corp.	54,179	1,121,505
MicroStrategy, Inc. Class A (a)	5,088	617,836
Mitek Systems, Inc. (a)(d)	11,851	38,634
Model N, Inc. (a)	4,220	38,022
Monotype Imaging Holdings, Inc.	21,886	578,009
NetScout Systems, Inc. (a)	20,413	795,290
Parametric Technology Corp. (a)	67,450	2,385,707
Pegasystems, Inc.	19,940	330,406
Progress Software Corp. (a)	29,025	622,877
Proofpoint, Inc. (a)	12,894	328,023
PROS Holdings, Inc. (a)	13,556	371,434
QAD, Inc. Class A	3,767	71,761
Qlik Technologies, Inc. (a)	48,815	1,072,954
Qualys, Inc. (a)	8,198	158,139
Rally Software Development Corp. (d)	3,579	46,813
RealPage, Inc. (a)(d)	26,055	462,476
Rosetta Stone, Inc. (a)	6,563	78,165
Sapiens International Corp. NV (a)	12,007	94,495
SeaChange International, Inc. (a)	18,036	168,997
Silver Spring Networks, Inc. (a)(d)	3,067	45,944
SS&C Technologies Holdings, Inc. (a)	32,970	1,283,192
Synchronoss Technologies, Inc. (a)(d)	16,327	496,994
Take-Two Interactive Software, Inc. (a)(d)	45,802	933,445
Tangoe, Inc. (a)(d)	17,760	267,110
TeleCommunication Systems, Inc. Class A (a)	30,163	76,916
TeleNav, Inc. (a)	8,481	51,989
TiVo, Inc. (a)	71,353	846,247
Tyler Technologies, Inc. (a)	17,801	1,453,452
Ultimate Software Group, Inc. (a)	15,669	1,874,482
Varonis Systems, Inc.	3,028	76,518
Vasco Data Security International, Inc. (a)	16,463	187,843
Verint Systems, Inc. (a)	29,788	1,303,821
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
VirnetX Holding Corp. (a)(d)	24,013	$ 378,205
Vringo, Inc. (a)(d)	37,308	152,590
		34,101,470
Technology Hardware, Storage & Peripherals - 0.4%
Cray, Inc. (a)(d)	22,461	644,855
Electronics for Imaging, Inc. (a)	26,291	993,537
Fusion-io, Inc. (a)	45,673	394,158
Hutchinson Technology, Inc. (a)	11,017	30,627
Imation Corp. (a)	18,567	80,209
Immersion Corp. (a)	15,630	177,244
QLogic Corp. (a)	49,423	572,318
Quantum Corp. (a)(d)	128,204	138,460
Silicon Graphics International Corp. (a)(d)	18,592	224,591
Super Micro Computer, Inc. (a)	18,061	367,722
Violin Memory, Inc. (d)	11,578	41,681
		3,665,402
TOTAL INFORMATION TECHNOLOGY		157,639,955
MATERIALS - 4.9%
Chemicals - 2.3%
A. Schulman, Inc.	16,296	585,352
Advanced Emissions Solutions, Inc. (a)	12,050	276,307
American Vanguard Corp. (d)	16,351	291,211
Arabian American Development Co. (a)	11,184	122,241
Axiall Corp.	39,440	1,837,904
Balchem Corp.	16,752	1,037,786
Calgon Carbon Corp. (a)	30,305	607,009
Chase Corp.	4,102	127,736
Chemtura Corp. (a)	55,689	1,241,865
Ferro Corp. (a)	40,297	523,055
Flotek Industries, Inc. (a)(d)	26,695	747,727
FutureFuel Corp.	11,923	239,295
H.B. Fuller Co.	28,468	1,318,922
Hawkins, Inc.	4,989	180,602
Innophos Holdings, Inc.	12,400	699,856
Innospec, Inc.	13,156	566,497
Intrepid Potash, Inc. (a)(d)	30,635	499,351
KMG Chemicals, Inc.	4,704	73,429
Koppers Holdings, Inc.	11,534	492,502
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Kraton Performance Polymers, Inc. (a)	18,147	$ 472,729
Landec Corp. (a)	14,497	171,934
LSB Industries, Inc. (a)	10,672	407,564
Marrone Bio Innovations, Inc. (d)	3,449	42,009
Minerals Technologies, Inc.	19,694	1,171,596
Olin Corp.	45,304	1,273,042
OM Group, Inc.	17,934	525,287
OMNOVA Solutions, Inc. (a)	26,431	241,051
Penford Corp. (a)	5,329	67,145
PolyOne Corp.	55,438	2,077,262
Quaker Chemical Corp.	7,356	547,507
Sensient Technologies Corp.	28,202	1,524,318
Stepan Co.	10,573	611,437
Taminco Corp.	9,242	185,672
Tredegar Corp.	13,592	282,850
Zep, Inc.	12,689	219,393
		21,289,443
Construction Materials - 0.2%
Headwaters, Inc. (a)	40,902	510,457
Texas Industries, Inc. (a)	12,303	1,066,670
U.S. Concrete, Inc. (a)	8,227	202,549
United States Lime & Minerals, Inc.	1,211	65,467
		1,845,143
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	2,664	94,892
Berry Plastics Group, Inc. (a)	31,473	707,828
Graphic Packaging Holding Co. (a)	110,387	1,132,571
Myers Industries, Inc.	15,985	298,920
UFP Technologies, Inc. (a)	3,123	79,199
		2,313,410
Metals & Mining - 1.4%
A.M. Castle & Co. (a)(d)	9,827	120,676
AK Steel Holding Corp. (a)(d)	76,113	532,791
Allied Nevada Gold Corp. (a)(d)	56,849	192,718
Amcol International Corp.	15,689	719,341
Century Aluminum Co. (a)(d)	28,751	395,326
Coeur d'Alene Mines Corp. (a)	57,086	494,365
Commercial Metals Co.	65,685	1,261,152
General Moly, Inc. (a)(d)	27,264	29,990
Globe Specialty Metals, Inc.	36,559	708,513
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Gold Resource Corp.	18,888	$ 87,074
Handy & Harman Ltd. (a)	2,980	67,378
Haynes International, Inc.	7,115	377,451
Hecla Mining Co. (d)	186,892	573,758
Horsehead Holding Corp. (a)(d)	28,211	439,809
Kaiser Aluminum Corp.	10,724	754,970
Materion Corp.	11,858	399,022
Midway Gold Corp. (a)(d)	67,274	61,522
Molycorp, Inc. (a)(d)	83,308	395,713
Noranda Aluminium Holding Corp.	20,161	71,572
Olympic Steel, Inc.	5,209	137,309
Paramount Gold & Silver Corp. (a)(d)	73,166	73,898
RTI International Metals, Inc. (a)(d)	17,948	505,416
Schnitzer Steel Industries, Inc. Class A (d)	14,278	400,783
Stillwater Mining Co. (a)(d)	66,612	1,051,137
SunCoke Energy, Inc. (a)	39,377	821,798
U.S. Silica Holdings, Inc.	11,965	540,459
Universal Stainless & Alloy Products, Inc. (a)	3,943	141,514
Walter Energy, Inc. (d)	35,936	258,739
Worthington Industries, Inc.	30,012	1,104,442
		12,718,636
Paper & Forest Products - 0.7%
Boise Cascade Co. (a)	6,767	169,310
Clearwater Paper Corp. (a)	11,827	726,060
Deltic Timber Corp.	6,201	376,711
Kapstone Paper & Packaging Corp. (a)	46,304	1,221,500
Louisiana-Pacific Corp. (a)(d)	79,146	1,297,203
Neenah Paper, Inc.	9,056	456,151
P.H. Glatfelter Co.	24,074	614,368
Resolute Forest Products (a)	39,284	700,827
Schweitzer-Mauduit International, Inc.	17,594	767,802
Wausau-Mosinee Paper Corp.	28,474	340,549
		6,670,481
TOTAL MATERIALS		44,837,113
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.6%
8x8, Inc. (a)(d)	49,021	475,504
Atlantic Tele-Network, Inc.	5,405	319,814
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Cbeyond, Inc. (a)	15,094	$ 149,280
Cincinnati Bell, Inc. (a)	119,079	398,915
Cogent Communications Group, Inc.	26,451	911,766
Consolidated Communications Holdings, Inc.	22,655	451,288
FairPoint Communications, Inc. (a)	12,515	170,705
General Communications, Inc. Class A (a)	17,701	184,798
Hawaiian Telcom Holdco, Inc. (a)(d)	5,841	155,487
HickoryTech Corp.	7,160	84,989
IDT Corp. Class B	8,133	128,827
inContact, Inc. (a)(d)	29,634	244,481
Inteliquent, Inc.	17,875	243,815
Iridium Communications, Inc. (a)(d)	36,728	244,976
Lumos Networks Corp.	8,610	113,738
ORBCOMM, Inc. (a)	23,098	144,824
Premiere Global Services, Inc. (a)	26,679	339,357
Straight Path Communications, Inc. Class B (a)	3,271	22,897
Towerstream Corp. (a)(d)	35,146	65,020
VocalTec Communications Ltd. (a)(d)	10,503	185,693
Vonage Holdings Corp. (a)	89,110	342,182
		5,378,356
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	11,471	75,709
Leap Wireless International, Inc. rights	29,000	73,080
NII Holdings, Inc. (a)(d)	97,129	83,521
NTELOS Holdings Corp. (d)	8,669	119,546
RingCentral, Inc. (d)	4,846	73,465
Shenandoah Telecommunications Co.	13,670	383,170
U.S.A. Mobility, Inc.	12,798	219,230
		1,027,721
TOTAL TELECOMMUNICATION SERVICES		6,406,077
UTILITIES - 3.3%
Electric Utilities - 1.5%
Allete, Inc.	23,908	1,237,478
Cleco Corp.	33,787	1,775,507
El Paso Electric Co.	22,974	868,877
Empire District Electric Co.	24,596	598,175
Genie Energy Ltd. Class B (a)	7,450	60,345
IDACORP, Inc.	28,264	1,586,741
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
MGE Energy, Inc.	19,397	$ 741,353
NRG Yield, Inc. Class A (d)	12,534	536,957
Otter Tail Corp.	20,946	613,718
PNM Resources, Inc.	45,118	1,248,866
Portland General Electric Co.	42,797	1,432,416
UIL Holdings Corp.	31,798	1,167,941
Unitil Corp.	7,982	265,002
UNS Energy Corp.	23,200	1,393,392
		13,526,768
Gas Utilities - 0.9%
Chesapeake Utilities Corp.	5,667	358,494
Delta Natural Gas Co., Inc.	3,938	75,098
Laclede Group, Inc.	18,343	869,642
New Jersey Resources Corp.	23,676	1,177,407
Northwest Natural Gas Co.	15,250	675,118
Piedmont Natural Gas Co., Inc. (d)	42,327	1,514,883
South Jersey Industries, Inc.	18,211	1,046,222
Southwest Gas Corp.	26,181	1,440,217
WGL Holdings, Inc.	29,240	1,163,460
		8,320,541
Independent Power and Renewabl - 0.1%
Ormat Technologies, Inc.	9,703	258,876
Pattern Energy Group, Inc.	10,117	271,136
		530,012
Independent Power Producers & Energy Traders - 0.4%
Atlantic Power Corp. (d)	65,847	196,451
Black Hills Corp.	25,158	1,452,875
Dynegy, Inc. (a)(d)	56,428	1,605,377
		3,254,703
Multi-Utilities - 0.2%
Avista Corp.	33,608	1,080,497
NorthWestern Energy Corp.	21,132	1,022,366
		2,102,863
Water Utilities - 0.2%
American States Water Co.	21,645	657,142
Artesian Resources Corp. Class A	3,895	85,768
California Water Service Group	27,742	624,195
Connecticut Water Service, Inc.	6,097	198,153
Consolidated Water Co., Inc.	7,709	89,579
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - continued
Middlesex Water Co.	9,145	$ 185,918
Pure Cycle Corp. (a)	9,178	51,489
SJW Corp.	8,826	240,332
York Water Co.	6,609	132,246
		2,264,822
TOTAL UTILITIES		29,999,709
TOTAL COMMON STOCKS (Cost $837,655,989)		914,384,920
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.09% 7/24/14 (e) (Cost $199,960)	$ 200,000	199,993
Money Market Funds - 25.2%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	14,765,102	14,765,102
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	216,753,425	216,753,425
TOTAL MONEY MARKET FUNDS (Cost $231,518,527)		231,518,527
TOTAL INVESTMENT PORTFOLIO - 124.5% (Cost $1,069,374,476)		1,146,103,440
NET OTHER ASSETS (LIABILITIES) - (24.5)%		(225,633,910)
NET ASSETS - 100%		$ 920,469,530
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
60 ICE Russell 2000 Index Contracts (United States)	June 2014	$ 6,741,600	$ 22,907

The face value of futures purchased as a percentage of net assets is 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $199,993.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,890
Fidelity Securities Lending Cash Central Fund	1,127,689
Total	$ 1,138,579
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 118,347,373	$ 118,347,373	$ -	$ -
Consumer Staples	34,974,454	34,974,454	-	-
Energy	55,550,363	55,547,689	-	2,674
Financials	215,225,381	215,225,381	-	-
Health Care	117,692,914	117,692,914	-	-
Industrials	133,711,581	133,711,581	-	-
Information Technology	157,639,955	157,639,955	-	-
Materials	44,837,113	44,837,113	-	-
Telecommunication Services	6,406,077	6,332,997	-	73,080
Utilities	29,999,709	29,999,709	-	-
U.S. Government and Government Agency Obligations	199,993	-	199,993	-
Money Market Funds	231,518,527	231,518,527	-	-
Total Investments in Securities:	$ 1,146,103,440	$ 1,145,827,693	$ 199,993	$ 75,754
Derivative Instruments:
Assets
Futures Contracts	$ 22,907	$ 22,907	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 22,907	$ -
Total Value of Derivatives	$ 22,907	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Small Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014

Assets
Investment in securities, at value (including securities loaned of $211,467,006) - See accompanying schedule: Unaffiliated issuers (cost $837,855,949)	$ 914,584,913
Fidelity Central Funds (cost $231,518,527)	231,518,527
Total Investments (cost $1,069,374,476)		$ 1,146,103,440
Segregated cash with brokers for derivative instruments		554,609
Receivable for investments sold		565,333
Receivable for fund shares sold		1,516,665
Dividends receivable		364,361
Distributions receivable from Fidelity Central Funds		153,644
Receivable for daily variation margin for derivative instruments		111,420
Receivable from investment adviser for expense reductions		99,254
Other receivables		2,481
Total assets		1,149,471,207

Liabilities
Payable for investments purchased	$ 10,066,175
Payable for fund shares redeemed	2,015,727
Accrued management fee	115,840
Other affiliated payables	50,510
Collateral on securities loaned, at value	216,753,425
Total liabilities		229,001,677

Net Assets		$ 920,469,530
Net Assets consist of:
Paid in capital		$ 836,418,711
Undistributed net investment income		3,307,629
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,991,309
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		76,751,881
Net Assets		$ 920,469,530

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Small Cap Index Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2014

Investor Class: Net Asset Value, offering price and redemption price per share ($21,012,847 ÷ 1,308,283 shares)	$ 16.06

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($632,741,104 ÷ 39,342,467 shares)	$ 16.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($263,061,282 ÷ 16,353,025 shares)	$ 16.09

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($3,654,297 ÷ 227,164 shares)	$ 16.09

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended April 30, 2014

Investment Income
Dividends		$ 7,314,195
Interest		503
Income from Fidelity Central Funds (including $1,127,689 from security lending)		1,138,579
Total income		8,453,277

Expenses
Management fee	$ 902,157
Transfer agent fees	411,582
Independent trustees' compensation	2,076
Miscellaneous	980
Total expenses before reductions	1,316,795
Expense reductions	(788,122)	528,673
Net investment income (loss)		7,924,604
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,035,377
Foreign currency transactions	(1,167)
Futures contracts	902,444
Total net realized gain (loss)		9,936,654
Change in net unrealized appreciation (depreciation) on: Investment securities	54,132,937
Assets and liabilities in foreign currencies	(4)
Futures contracts	(37,971)
Total change in net unrealized appreciation (depreciation)		54,094,962
Net gain (loss)		64,031,616
Net increase (decrease) in net assets resulting from operations		$ 71,956,220

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Small Cap Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended April 30, 2014	Year ended April 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,924,604	$ 1,787,862
Net realized gain (loss)	9,936,654	1,165,380
Change in net unrealized appreciation (depreciation)	54,094,962	20,097,144
Net increase (decrease) in net assets resulting from operations	71,956,220	23,050,386
Distributions to shareholders from net investment income	(4,986,490)	(1,161,877)
Distributions to shareholders from net realized gain	(6,296,385)	(472,451)
Total distributions	(11,282,875)	(1,634,328)
Share transactions - net increase (decrease)	623,676,829	177,215,771
Redemption fees	287,609	85,469
Total increase (decrease) in net assets	684,637,783	198,717,298

Net Assets
Beginning of period	235,831,747	37,114,449
End of period (including undistributed net investment income of $3,307,629 and undistributed net investment income of $701,142, respectively)	$ 920,469,530	$ 235,831,747

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended April 30,	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.59	$ 11.78	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.19	.18	.09
Net realized and unrealized gain (loss)	2.56	1.85	1.73
Total from investment operations	2.75	2.03	1.82
Distributions from net investment income	(.12)	(.14)	(.04)
Distributions from net realized gain	(.18)	(.08)	-
Total distributions	(.29) J	(.23) K	(.04)
Redemption fees added to paid in capital D	.01	.01	- I
Net asset value, end of period	$ 16.06	$ 13.59	$ 11.78
Total Return B, C	20.46%	17.63%	18.27%
Ratios to Average Net Assets E, H
Expenses before reductions	.36%	.36%	.36% A
Expenses net of fee waivers, if any	.23%	.29%	.31% A
Expenses net of all reductions	.23%	.29%	.31% A
Net investment income (loss)	1.18%	1.54%	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,013	$ 8,079	$ 12,116
Portfolio turnover rate F	9%	11%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.29 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.178 per share.

K Total distributions of $.23 per share is comprised of distributions from net investment income of $.141 and distributions from net realized gain of $.084 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended April 30,	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.21	.21	.10
Net realized and unrealized gain (loss)	2.57	1.84	1.73
Total from investment operations	2.78	2.05	1.83
Distributions from net investment income	(.14)	(.15)	(.04)
Distributions from net realized gain	(.18)	(.08)	-
Total distributions	(.32)	(.24) J	(.04)
Redemption fees added to paid in capital D	.01	.01	- I
Net asset value, end of period	$ 16.08	$ 13.61	$ 11.79
Total Return B, C	20.61%	17.81%	18.38%
Ratios to Average Net Assets E, H
Expenses before reductions	.23%	.23%	.23% A
Expenses net of fee waivers, if any	.09%	.12%	.17% A
Expenses net of all reductions	.09%	.12%	.17% A
Net investment income (loss)	1.32%	1.71%	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 632,741	$ 197,995	$ 23,851
Portfolio turnover rate F	9%	11%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.24 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.084 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended April 30,	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 11.80	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.21	.22	.10
Net realized and unrealized gain (loss)	2.58	1.82	1.74
Total from investment operations	2.79	2.04	1.84
Distributions from net investment income	(.14)	(.15)	(.04)
Distributions from net realized gain	(.18)	(.08)	-
Total distributions	(.32)	(.24) J	(.04)
Redemption fees added to paid in capital D	.01	.01	- I
Net asset value, end of period	$ 16.09	$ 13.61	$ 11.80
Total Return B, C	20.71%	17.74%	18.49%
Ratios to Average Net Assets E, H
Expenses before reductions	.17%	.17%	.17% A
Expenses net of fee waivers, if any	.07%	.10%	.13% A
Expenses net of all reductions	.07%	.10%	.13% A
Net investment income (loss)	1.34%	1.73%	1.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 263,061	$ 27,675	$ 574
Portfolio turnover rate F	9%	11%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.24 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.084 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Years ended April 30,	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 11.80	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.21	.23	.10
Net realized and unrealized gain (loss)	2.58	1.81	1.75
Total from investment operations	2.79	2.04	1.85
Distributions from net investment income	(.14)	(.16)	(.05)
Distributions from net realized gain	(.18)	(.08)	-
Total distributions	(.32)	(.24)	(.05)
Redemption fees added to paid in capital D	.01	.01	- I
Net asset value, end of period	$ 16.09	$ 13.61	$ 11.80
Total Return B, C	20.73%	17.77%	18.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.15%	.15%	.15% A
Expenses net of fee waivers, if any	.05%	.06%	.11% A
Expenses net of all reductions	.05%	.06%	.11% A
Net investment income (loss)	1.36%	1.77%	1.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,654	$ 2,082	$ 574
Portfolio turnover rate F	9%	11%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2014

1. Organization.

Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2014, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Mid Cap Index Fund	$ 591,230,898	$ 108,995,080	$ (12,918,295)	$ 96,076,785
Spartan Small Cap Index Fund	1,069,643,998	129,089,210	(52,629,768)	76,459,442

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation)
Spartan Mid Cap Index Fund	$ 2,849,402	$ 496,049	$ 96,076,785
Spartan Small Cap Index Fund	5,693,300	1,898,066	76,459,452

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

April 30, 2014
	Ordinary Income	Long-term Capital Gains	Total
Spartan Mid Cap Index Fund	$ 5,871,823	$ 1,785,972	$ 7,657,795
Spartan Small Cap Index Fund	8,797,191	2,485,684	11,282,875
April 30, 2013
	Ordinary Income	Long-term Capital Gains	Total
Spartan Mid Cap Index Fund	$ 1,511,104	$ 48,083	$ 1,559,187
Spartan Small Cap Index Fund	1,557,294	77,034	1,634,328

Short-Term Trading (Redemption) Fees. Shares held by investors in the Spartan Mid Cap Index Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. Shares held by investors in the Spartan Small Cap Index Fund less than 90 days are subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Mid Cap Index Fund
Equity Risk
Futures Contracts	$ (24,891)	$ 4,937
Totals (a)	$ (24,891)	$ 4,937
Spartan Small Cap Index Fund
Equity Risk
Futures Contracts	$ 902,444	$ (37,971)
Totals (a)	$ 902,444	$ (37,971)

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments.

Annual Report

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Mid Cap Index Fund	340,004,523	32,411,476
Spartan Small Cap Index Fund	671,095,067	52,597,192

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (FMR) (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .12% and .15% of average net assets for Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund, respectively. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Fidelity Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Mid Cap Index Fund	.33%	.20%	.14%	.12%
Spartan Small Cap Index Fund	.36%	.23%	.17%	.15%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, ..035% and .015% of average net assets for each Fund's Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, each Investor Class, Fidelity Advantage Class and Institutional Class pays all or a portion of the transfer agent fees at an annual rate of .21%, .08% and .02% of average net assets, respectively. Each Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Spartan Mid Cap Index Fund	Amount
Investor Class	$ 17,226
Fidelity Advantage Class	296,500
Institutional Class	12,327
$ 326,053
Spartan Small Cap Index Fund
Investor Class	$ 33,623
Fidelity Advantage Class	348,757
Institutional Class	29,202
$ 411,582

Annual Report

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Mid Cap Index Fund	$ 744
Spartan Small Cap Index Fund	980

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through June 30, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Annual Report

Notes to Financial Statements - continued

9. Expense Reductions - continued

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Spartan Mid Cap Index Fund
Investor Class	.22%	$ 9,202
Fidelity Advantage Class	.08%	447,736
Institutional Class	.06%	49,784
Fidelity Advantage Institutional Class	.04%	2,832
Spartan Small Cap Index Fund
Investor Class	.23%	21,101
Fidelity Advantage Class	.09%	614,744
Institutional Class	.07%	147,422
Fidelity Advantage Institutional Class	.05%	3,485

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Spartan Mid Cap Index Fund	$ 15
Spartan Small Cap Index Fund	35

In addition, the investment adviser reimbursed a portion of each Fund's operating expenses during the period as follows:

Spartan Mid Cap Index Fund	$ 747
Spartan Small Cap Index Fund	1,335

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended April 30,	2014	2013
Spartan Mid Cap Index Fund
From net investment income
Investor Class	$ 74,958	$ 181,075
Fidelity Advantage Class	3,809,814	632,380
Institutional Class	524,010	434,898
Fidelity Advantage Institutional Class	38,713	1,556
Total	$ 4,447,495	$ 1,249,909
From net realized gain
Investor Class	$ 62,107	$ 48,809
Fidelity Advantage Class	2,753,728	153,239
Institutional Class	367,797	106,819
Fidelity Advantage Institutional Class	26,668	411
Total	$ 3,210,300	$ 309,278

Annual Report

10. Distributions to Shareholders - continued

Years ended April 30,	2014	2013
Spartan Small Cap Index Fund
From net investment income
Investor Class	$ 121,693	$ 277,125
Fidelity Advantage Class	3,732,923	634,304
Institutional Class	1,098,983	249,021
Fidelity Advantage Institutional Class	32,891	1,427
Total	$ 4,986,490	$ 1,161,877
From net realized gain
Investor Class	$ 180,848	$ 131,295
Fidelity Advantage Class	4,730,550	272,422
Institutional Class	1,344,444	67,976
Fidelity Advantage Institutional Class	40,543	758
Total	$ 6,296,385	$ 472,451

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended April 30,	2014	2013	2014	2013
Spartan Mid Cap Index Fund
Investor Class
Shares sold	1,975,682	1,525,867	$ 29,876,609	$ 18,496,025
Reinvestment of distributions	8,979	19,079	133,800	221,467
Shares redeemed	(1,432,371)	(1,835,715)	(21,248,784)	(22,959,696)
Net increase (decrease)	552,290	(290,769)	$ 8,761,625	$ (4,242,204)
Fidelity Advantage Class
Shares sold	24,053,029	14,053,402	$ 363,116,725	$ 177,019,830
Reinvestment of distributions	430,910	65,424	6,463,596	762,511
Shares redeemed	(7,114,375)	(1,205,869)	(108,519,672)	(14,930,620)
Net increase (decrease)	17,369,564	12,912,957	$ 261,060,649	$ 162,851,721
Institutional Class
Shares sold	2,965,195	1,830,971	$ 45,885,096	$ 21,586,198
Reinvestment of distributions	59,718	46,616	891,807	541,717
Shares redeemed	(720,066)	(389,894)	(11,097,777)	(4,722,707)
Net increase (decrease)	2,304,847	1,487,693	$ 35,679,126	$ 17,405,208

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended April 30,	2014	2013	2014	2013
Fidelity Advantage Institutional Class
Shares sold	228,342	63,424	$ 3,279,459	$ 838,572
Reinvestment of distributions	4,379	170	65,381	1,967
Shares redeemed	(43,759)	(92)	(684,268)	(1,227)
Net increase (decrease)	188,962	63,502	$ 2,660,572	$ 839,312
Spartan Small Cap Index Fund
Investor Class
Shares sold	2,738,219	2,346,240	$ 42,850,558	$ 28,485,122
Reinvestment of distributions	16,538	33,919	254,669	393,310
Shares redeemed	(2,041,094)	(2,813,647)	(32,230,267)	(35,532,992)
Net increase (decrease)	713,663	(433,488)	$ 10,874,960	$ (6,654,560)
Fidelity Advantage Class
Shares sold	31,293,380	14,023,492	$ 488,417,744	$ 177,473,307
Reinvestment of distributions	525,763	74,690	8,101,146	868,118
Shares redeemed	(7,029,195)	(1,567,890)	(111,411,379)	(19,233,828)
Net increase (decrease)	24,789,948	12,530,292	$ 385,107,511	$ 159,107,597
Institutional Class
Shares sold	15,593,373	2,259,186	$ 247,126,510	$ 26,761,565
Reinvestment of distributions	156,951	26,937	2,443,427	316,997
Shares redeemed	(1,430,969)	(301,107)	(22,920,545)	(3,776,948)
Net increase (decrease)	14,319,355	1,985,016	$ 226,649,392	$ 23,301,614
Fidelity Advantage Institutional Class
Shares sold	113,729	144,033	$ 1,682,596	$ 1,921,456
Reinvestment of distributions	4,815	190	73,434	2,185
Shares redeemed	(44,393)	(39,867)	(711,064)	(462,521)
Net increase (decrease)	74,151	104,356	$ 1,044,966	$ 1,461,120

Annual Report

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund:

We have audited the accompanying statements of assets and liabilities of Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund (the Funds), each a fund of Fidelity Salem Street Trust, including the schedules of investments, as of April 30, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund as of April 30, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 20, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 396 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Trustee or Vice President of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

Spartan Mid Cap Index Fund	Pay Date	Record Date	Dividends	Capital Gains
Investor Class	06/09/2014	06/06/2014	$0.04900	$0.026
Fidelity Advantage Class	06/09/2014	06/06/2014	$0.05913	$0.026
Spartan Small Cap Index Fund	Pay Date	Record Date	Dividends	Capital Gains
Investor Class	06/09/2014	06/06/2014	$0.04300	$0.072
Fidelity Advantage Class	06/09/2014	06/06/2014	$0.05290	$0.072

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended April 30, 2014, or, if subsequently determined to be different, the net capital gain of such year.

Spartan Mid Cap Index Fund	$2,025,101
Spartan Small Cap Index Fund	$3,982,085

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	June 2013	December 2013
Spartan Mid Cap Index Fund
Investor Class	82%	68%
Fidelity Advantage Class	64%	62%
Spartan Small Cap Index Fund
Investor Class	28%	45%
Fidelity Advantage Class	24%	42%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Spartan Mid Cap Index Fund	June 2013	December 2013
Investor Class	89%	72%
Fidelity Advantage Class	69%	67%
Spartan Small Cap Index Fund
Investor Class	30%	47%
Fidelity Advantage Class	26%	44%

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

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for the deaf and hearing impaired
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(Fidelity Investment logo)(registered trademark)
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245 Summer St., Boston, MA 02210
www.fidelity.com

MCX-SCX-UANN-0614
1.929311.102

Spartan® Mid Cap Index
Fund

Spartan Small Cap Index Fund

Institutional Class

Fidelity Advantage® Institutional Class

Annual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Spartan® Mid Cap Index Fund
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Spartan Small Cap Index Fund
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Annual Report

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Spartan Mid Cap Index Fund
Investor Class	.22%
Actual		$ 1,000.00	$ 1,076.10	$ 1.13
HypotheticalA		$ 1,000.00	$ 1,023.70	$ 1.10
Fidelity Advantage Class	.08%
Actual		$ 1,000.00	$ 1,076.90	$ .41
HypotheticalA		$ 1,000.00	$ 1,024.40	$ .40
Institutional Class	.06%
Actual		$ 1,000.00	$ 1,077.00	$ .31
HypotheticalA		$ 1,000.00	$ 1,024.50	$ .30
Fidelity Advantage Institutional Class	.04%
Actual		$ 1,000.00	$ 1,077.10	$ .21
HypotheticalA		$ 1,000.00	$ 1,024.60	$ .20
Spartan Small Cap Index Fund
Investor Class	.23%
Actual		$ 1,000.00	$ 1,030.40	$ 1.16
HypotheticalA		$ 1,000.00	$ 1,023.65	$ 1.15
Fidelity Advantage Class	.09%
Actual		$ 1,000.00	$ 1,031.20	$ .45
HypotheticalA		$ 1,000.00	$ 1,024.35	$ .45
Institutional Class	.07%
Actual		$ 1,000.00	$ 1,032.00	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35
Fidelity Advantage Institutional Class	.05%
Actual		$ 1,000.00	$ 1,032.10	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .25

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

Annual Report

Spartan® Mid Cap Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2014	Past 1 year	Life of fund A
Institutional Class	21.24%	22.14%
Fidelity Advantage® Institutional Class	21.26%	22.17%

A From September 8, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan Mid Cap Index Fund - Institutional Class on September 8, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Index performed over the same period.

Annual Report

Spartan Mid Cap Index Fund

Management's Discussion of Fund Performance

Market Recap: U.S. stocks overcame fears of higher interest rates, slower economic growth and a volatile start to 2014 to post strong gains for the 12 months ending April 30, 2014. The S&P 500® Index returned 20.44%, finishing near its all-time high. U.S. Federal Reserve policies that balanced stimulus reductions with low interest rates contributed to a broad advance, with eight of 10 S&P 500® market sectors posting a double-digit gain. Industrials was the best-performing sector, up about 30%, as demand improved for autos and other durable goods. Health care stocks rose 25%, as new insurance programs and a favorable drug-approval environment raised earnings-growth expectations. Conversely, the typically defensive telecommunication services sector was the only group to lose ground (-3%), while utilities (+8%) lagged. Volatility increased in the first quarter amid rising tension in Ukraine, fear of a slowing economy in China and a late-January decline for momentum stocks. Still, markets finished the period on an uptrend, aided by higher consumer spending and the lowest unemployment since 2008 - both of which helped to take the sting out of weather-beaten first-quarter gross domestic product (GDP) figures. The growth-oriented Nasdaq Composite Index® rose 25.20%, the small-cap Russell 2000® Index returned 20.50% and the Russell Midcap® Index added 21.25%.

Comments from Patrick Waddell, who was named Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® Mid Cap Index Fund on April 4, 2014: For the 12-month period ending April 30, 2014, the fund's Institutional Class and Fidelity Advantage® Institutional Class shares gained 21.24% and 21.26%, respectively, in line with the Russell Midcap® Index. Delta Air Lines was the top individual contributor, benefiting from strong financial results. Also doing very well was drugmaker Forest Laboratories; its shares more than doubled in February after the company agreed to be acquired at a premium price by Actavis, itself one of the fund's leading contributors. Tesla Motors, a maker of luxury electric vehicles, saw its share price rise more than fourfold, driven by investors' heightened optimism about the company's business prospects. The semiconductor industry provided yet another source of strength for the market. Within this group, Micron Technology and Avago Technologies both added to results. In contrast, some detractors were shares of real estate investment trusts (REITs), which lagged as investors worried about the potential financial impact of higher interest rates. Health care REITs HCP and Ventas, and mortgage REITs American Capital Agency and Annaly Capital Management, fared poorly. Another notable laggard was Catamaran, a pharmacy benefit manager; its shares dropped in February after the company gave weaker-than-expected earnings guidance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Mid Cap Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Actavis PLC	0.6	0.5
Delta Air Lines, Inc.	0.5	0.4
Alexion Pharmaceuticals, Inc.	0.5	0.4
Micron Technology, Inc.	0.4	0.3
Pioneer Natural Resources Co.	0.4	0.5
Aon PLC	0.4	0.4
Noble Energy, Inc.	0.4	0.5
Forest Laboratories, Inc.	0.4	0.2
Crown Castle International Corp.	0.4	0.4
Sempra Energy	0.4	0.4
	4.4
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.0	19.6
Consumer Discretionary	16.6	17.2
Industrials	13.5	12.9
Information Technology	13.3	13.1
Health Care	11.0	10.6
Energy	7.1	6.7
Utilities	6.1	6.1
Materials	5.7	5.5
Consumer Staples	5.7	5.7
Telecommunication Services	0.7	1.1

Annual Report

Spartan Mid Cap Index Fund

Investments April 30, 2014

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 16.6%
Auto Components - 1.1%
Allison Transmission Holdings, Inc.	3,633	$ 108,409
BorgWarner, Inc.	24,439	1,518,639
Delphi Automotive PLC	33,021	2,207,124
Gentex Corp.	15,171	434,953
Lear Corp.	8,527	708,253
The Goodyear Tire & Rubber Co.	25,818	650,614
TRW Automotive Holdings Corp. (a)	10,492	843,032
Visteon Corp. (a)	5,251	455,839
		6,926,863
Automobiles - 0.6%
Harley-Davidson, Inc.	23,672	1,750,308
Tesla Motors, Inc. (a)(d)	8,831	1,835,877
Thor Industries, Inc.	4,678	284,750
		3,870,935
Distributors - 0.4%
Genuine Parts Co.	16,392	1,428,071
LKQ Corp. (a)	31,360	913,203
		2,341,274
Diversified Consumer Services - 0.3%
Apollo Ed Group, Inc. Class A (non-vtg.) (a)	10,260	296,104
DeVry, Inc.	6,657	299,765
Graham Holdings Co.	462	310,108
H&R Block, Inc.	28,619	813,352
Service Corp. International	22,398	420,410
Weight Watchers International, Inc. (d)	2,882	57,064
		2,196,803
Hotels, Restaurants & Leisure - 2.2%
ARAMARK Holdings Corp.	4,413	124,402
Bally Technologies, Inc. (a)(d)	4,111	267,667
Brinker International, Inc.	7,017	344,815
Burger King Worldwide, Inc. (d)	10,540	275,410
Chipotle Mexican Grill, Inc. (a)	3,265	1,627,603
Choice Hotels International, Inc.	2,849	125,869
Darden Restaurants, Inc.	13,651	678,591
Domino's Pizza, Inc.	5,978	444,644
Dunkin' Brands Group, Inc.	11,292	513,899
Hilton Worldwide Holdings, Inc.	14,281	311,754
Hyatt Hotels Corp. Class A (a)	4,819	271,213
International Game Technology	26,012	326,451
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Marriott International, Inc. Class A (d)	24,618	$ 1,426,121
MGM Mirage, Inc. (a)	39,318	991,993
Norwegian Cruise Line Holdings Ltd. (a)	2,879	94,345
Panera Bread Co. Class A (a)(d)	2,794	427,398
Penn National Gaming, Inc. (a)	7,414	82,740
Royal Caribbean Cruises Ltd.	17,146	910,967
SeaWorld Entertainment, Inc.	3,266	98,176
Six Flags Entertainment Corp.	6,998	280,900
Starwood Hotels & Resorts Worldwide, Inc.	20,571	1,576,767
Wendy's Co.	27,496	228,492
Wyndham Worldwide Corp.	13,479	961,592
Wynn Resorts Ltd.	8,520	1,737,143
		14,128,952
Household Durables - 1.6%
D.R. Horton, Inc.	29,814	664,256
Garmin Ltd. (d)	12,887	735,848
Harman International Industries, Inc.	7,132	781,739
Jarden Corp. (a)	13,396	765,581
Leggett & Platt, Inc. (d)	15,134	497,303
Lennar Corp. Class A	17,494	675,093
Mohawk Industries, Inc. (a)	6,403	847,821
Newell Rubbermaid, Inc.	30,426	916,127
NVR, Inc. (a)	497	535,269
PulteGroup, Inc.	41,089	755,627
Taylor Morrison Home Corp.	3,408	72,284
Tempur Sealy International, Inc. (a)	6,388	320,550
Toll Brothers, Inc. (a)(d)	18,813	644,157
Tupperware Brands Corp.	5,589	474,562
Whirlpool Corp.	8,323	1,276,582
		9,962,799
Internet & Catalog Retail - 1.0%
Expedia, Inc.	11,188	794,236
Groupon, Inc. Class A (a)(d)	44,193	308,909
HomeAway, Inc. (a)	6,442	210,138
Lands' End, Inc. (a)(d)	1,427	39,457
Liberty Interactive Corp.:
(Venture Group) Series A (a)	7,832	454,569
Series A (a)	52,707	1,531,665
Netflix, Inc. (a)	5,307	1,709,066
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
TripAdvisor, Inc. (a)	11,775	$ 950,714
zulily, Inc. (d)	1,364	57,997
		6,056,751
Leisure Products - 0.5%
Hasbro, Inc.	12,140	670,856
Mattel, Inc.	36,482	1,430,642
Polaris Industries, Inc.	6,803	913,847
		3,015,345
Media - 2.1%
AMC Networks, Inc. Class A (a)(d)	6,372	418,449
Cablevision Systems Corp. - NY Group Class A (d)	20,557	343,302
Charter Communications, Inc. Class A (a)	6,949	941,798
Cinemark Holdings, Inc.	12,220	361,956
Clear Channel Outdoor Holding, Inc. Class A	4,568	36,635
Discovery Communications, Inc. Class A (a)	25,855	1,962,395
DISH Network Corp. Class A (a)	22,042	1,253,308
DreamWorks Animation SKG, Inc. Class A (a)(d)	7,818	187,867
Gannett Co., Inc.	24,258	659,090
Interpublic Group of Companies, Inc.	45,039	784,579
John Wiley & Sons, Inc. Class A	4,762	273,625
Lamar Advertising Co. Class A (a)	8,354	417,032
Liberty Media Corp. Class A (a)	10,111	1,311,498
Lions Gate Entertainment Corp. (d)	8,554	226,938
Morningstar, Inc.	2,211	162,133
Omnicom Group, Inc.	27,326	1,849,424
Regal Entertainment Group Class A (d)	8,411	158,127
Scripps Networks Interactive, Inc. Class A	11,510	864,056
Starz - Liberty Capital Series A (a)	11,402	367,943
The Madison Square Garden Co. Class A (a)	6,483	353,972
		12,934,127
Multiline Retail - 1.4%
Big Lots, Inc. (a)	6,138	242,451
Dillard's, Inc. Class A	2,871	281,157
Dollar General Corp. (a)	32,744	1,848,071
Dollar Tree, Inc. (a)	21,999	1,145,488
Family Dollar Stores, Inc.	10,193	598,839
J.C. Penney Co., Inc. (a)(d)	24,930	212,404
Kohl's Corp.	22,052	1,208,229
Macy's, Inc.	40,538	2,328,097
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Nordstrom, Inc.	15,233	$ 933,478
Sears Holdings Corp. (a)(d)	4,586	200,913
		8,999,127
Specialty Retail - 3.7%
Aarons, Inc. Class A	7,535	222,056
Abercrombie & Fitch Co. Class A (d)	7,768	285,552
Advance Auto Parts, Inc.	7,710	935,146
American Eagle Outfitters, Inc. (d)	20,410	235,940
Ascena Retail Group, Inc. (a)	13,532	232,750
AutoNation, Inc. (a)	5,388	285,510
AutoZone, Inc. (a)	3,526	1,882,496
Bed Bath & Beyond, Inc. (a)	23,085	1,434,271
Best Buy Co., Inc. (d)	28,631	742,402
Cabela's, Inc. Class A (a)(d)	5,011	328,772
CarMax, Inc. (a)(d)	23,727	1,038,768
Chico's FAS, Inc.	16,074	255,255
CST Brands, Inc.	6,443	210,235
Dick's Sporting Goods, Inc.	10,457	550,666
DSW, Inc. Class A	7,551	252,128
Foot Locker, Inc.	15,780	734,243
GameStop Corp. Class A (d)	12,572	498,857
Gap, Inc.	29,501	1,159,389
GNC Holdings, Inc.	9,636	433,620
Guess?, Inc.	6,135	165,093
L Brands, Inc.	25,403	1,376,843
Murphy U.S.A., Inc. (a)	5,107	217,048
O'Reilly Automotive, Inc. (a)	11,670	1,736,379
PetSmart, Inc.	10,845	733,990
Ross Stores, Inc.	23,220	1,580,818
Sally Beauty Holdings, Inc. (a)	17,987	493,024
Signet Jewelers Ltd.	8,543	865,577
Staples, Inc. (d)	70,164	877,050
Tiffany & Co., Inc.	11,812	1,033,432
Tractor Supply Co.	14,655	985,402
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	6,676	585,552
Urban Outfitters, Inc. (a)	11,366	405,255
Williams-Sonoma, Inc.	10,253	644,093
		23,417,612
Textiles, Apparel & Luxury Goods - 1.7%
Carter's, Inc.	5,773	425,239
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Coach, Inc.	29,669	$ 1,324,721
Deckers Outdoor Corp. (a)(d)	3,630	286,589
Fossil Group, Inc. (a)	5,118	545,835
Hanesbrands, Inc.	10,413	854,803
Michael Kors Holdings Ltd. (a)	21,280	1,940,736
PVH Corp.	8,565	1,075,507
Ralph Lauren Corp.	6,301	953,782
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	17,696	865,157
VF Corp.	37,010	2,260,941
		10,533,310
TOTAL CONSUMER DISCRETIONARY		104,383,898
CONSUMER STAPLES - 5.7%
Beverages - 1.3%
Beam, Inc.	16,790	1,401,461
Brown-Forman Corp. Class B (non-vtg.)	15,974	1,433,187
Coca-Cola Enterprises, Inc.	27,448	1,247,237
Constellation Brands, Inc. Class A (sub. vtg.) (a)	16,243	1,296,841
Dr. Pepper Snapple Group, Inc.	21,562	1,194,966
Molson Coors Brewing Co. Class B	14,755	884,857
Monster Beverage Corp. (a)	14,185	949,828
		8,408,377
Food & Staples Retailing - 0.9%
Fresh Market, Inc. (a)(d)	4,186	155,301
Kroger Co.	54,943	2,529,576
Safeway, Inc.	25,483	867,951
Sprouts Farmers Market LLC (d)	2,090	66,817
Whole Foods Market, Inc.	39,184	1,947,445
		5,567,090
Food Products - 2.3%
Bunge Ltd.	15,539	1,237,681
Campbell Soup Co. (d)	18,517	842,338
ConAgra Foods, Inc.	44,004	1,342,562
Dean Foods Co.	9,909	156,959
Flowers Foods, Inc.	18,129	372,007
Hillshire Brands Co.	12,987	462,987
Hormel Foods Corp.	14,070	670,998
Ingredion, Inc.	8,188	576,845
Keurig Green Mountain, Inc.	15,757	1,476,116
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
McCormick & Co., Inc. (non-vtg.)	13,924	$ 991,389
Mead Johnson Nutrition Co. Class A	21,387	1,887,617
Pinnacle Foods, Inc.	3,447	104,789
The Hershey Co.	15,836	1,524,057
The J.M. Smucker Co.	11,327	1,095,094
Tyson Foods, Inc. Class A	29,596	1,242,144
WhiteWave Foods Co. (a)	14,669	406,185
		14,389,768
Household Products - 0.5%
Church & Dwight Co., Inc. (d)	14,589	1,006,787
Clorox Co.	13,865	1,257,556
Energizer Holdings, Inc.	6,575	734,362
		2,998,705
Personal Products - 0.3%
Avon Products, Inc.	45,485	695,011
Coty, Inc. Class A	6,102	97,937
Herbalife Ltd. (d)	9,012	540,540
Nu Skin Enterprises, Inc. Class A	6,125	532,875
		1,866,363
Tobacco - 0.4%
Lorillard, Inc.	39,907	2,371,274
TOTAL CONSUMER STAPLES		35,601,577
ENERGY - 7.1%
Energy Equipment & Services - 1.8%
Atwood Oceanics, Inc. (a)	6,007	297,707
Cameron International Corp. (a)	22,160	1,439,514
Diamond Offshore Drilling, Inc. (d)	7,281	397,615
Dresser-Rand Group, Inc. (a)	8,050	486,542
Dril-Quip, Inc. (a)	4,293	485,624
FMC Technologies, Inc. (a)	25,052	1,420,448
Frank's International NV (d)	3,524	96,663
Helmerich & Payne, Inc.	10,034	1,090,194
McDermott International, Inc. (a)(d)	25,101	181,480
Nabors Industries Ltd.	30,912	788,874
Oceaneering International, Inc.	11,409	836,052
Oil States International, Inc. (a)	5,809	564,286
Patterson-UTI Energy, Inc.	15,544	505,646
Rowan Companies PLC	13,183	407,618
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
RPC, Inc.	6,455	$ 143,495
Seadrill Ltd. (d)	37,327	1,314,657
Superior Energy Services, Inc.	16,915	556,842
Tidewater, Inc.	5,233	266,517
Unit Corp.	5,200	342,940
		11,622,714
Oil, Gas & Consumable Fuels - 5.3%
Antero Resources Corp. (d)	3,988	261,892
Cabot Oil & Gas Corp.	44,519	1,748,706
Cheniere Energy, Inc. (a)	25,499	1,439,419
Chesapeake Energy Corp.	61,204	1,759,615
Cimarex Energy Co.	9,140	1,088,757
Cobalt International Energy, Inc. (a)	29,086	523,548
Concho Resources, Inc. (a)	11,070	1,444,082
CONSOL Energy, Inc.	24,027	1,069,442
Continental Resources, Inc. (a)(d)	4,520	626,110
CVR Energy, Inc. (d)	1,666	81,884
Denbury Resources, Inc. (d)	37,139	624,678
Energen Corp.	7,651	596,089
EP Energy Corp.	3,869	75,175
EQT Corp.	15,893	1,732,178
Golar LNG Ltd. (NASDAQ) (d)	4,661	206,016
Gulfport Energy Corp. (a)	8,937	658,389
HollyFrontier Corp.	21,457	1,128,424
Kosmos Energy Ltd. (a)	10,438	113,983
Laredo Petroleum Holdings, Inc. (a)(d)	4,385	128,174
Murphy Oil Corp.	18,955	1,202,316
Newfield Exploration Co. (a)	14,255	482,532
Noble Energy, Inc.	37,881	2,719,098
Oasis Petroleum, Inc. (a)(d)	10,667	496,122
ONEOK, Inc.	21,773	1,376,489
PBF Energy, Inc. Class A	2,470	76,027
Peabody Energy Corp. (d)	28,500	541,785
Pioneer Natural Resources Co.	14,427	2,788,306
QEP Resources, Inc.	18,954	581,698
Range Resources Corp.	17,227	1,558,182
Rice Energy, Inc.	5,276	156,697
SandRidge Energy, Inc. (a)(d)	52,340	359,052
SM Energy Co.	7,007	519,429
Southwestern Energy Co. (a)	37,128	1,777,689
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Teekay Corp.	4,036	$ 226,460
Tesoro Corp.	14,262	802,808
Ultra Petroleum Corp. (a)(d)	16,116	480,257
Whiting Petroleum Corp. (a)	12,392	913,538
World Fuel Services Corp.	7,675	349,520
WPX Energy, Inc. (a)	21,106	449,136
		33,163,702
TOTAL ENERGY		44,786,416
FINANCIALS - 20.0%
Banks - 3.0%
Associated Banc-Corp.	17,854	313,338
Bank of Hawaii Corp.	4,789	264,209
BankUnited, Inc.	6,833	225,421
BOK Financial Corp.	2,810	183,830
CIT Group, Inc.	21,146	910,335
City National Corp.	4,888	354,722
Comerica, Inc.	19,685	949,604
Commerce Bancshares, Inc.	8,588	373,406
Cullen/Frost Bankers, Inc. (d)	5,455	416,817
East West Bancorp, Inc.	14,959	516,235
Fifth Third Bancorp	92,382	1,903,993
First Citizen Bancshares, Inc.	781	175,639
First Horizon National Corp.	25,433	292,225
First Niagara Financial Group, Inc.	37,380	333,430
First Republic Bank	12,325	625,617
Fulton Financial Corp.	20,328	247,798
Huntington Bancshares, Inc.	88,825	813,637
KeyCorp	96,797	1,320,311
M&T Bank Corp. (d)	13,616	1,661,288
Popular, Inc. (a)	10,917	337,335
Regions Financial Corp.	149,412	1,515,038
Signature Bank (a)	4,964	589,822
SunTrust Banks, Inc.	57,065	2,183,307
SVB Financial Group (a)	4,779	509,872
Synovus Financial Corp.	103,757	333,060
TCF Financial Corp.	17,388	272,992
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Valley National Bancorp (d)	20,890	$ 209,318
Zions Bancorporation	19,499	563,911
		18,396,510
Capital Markets - 2.4%
Affiliated Managers Group, Inc. (a)	5,574	1,104,767
American Capital Ltd. (a)	29,839	447,287
Ameriprise Financial, Inc.	20,142	2,248,451
Ares Capital Corp.	30,947	531,360
Artisan Partners Asset Management, Inc.	1,466	85,131
E*TRADE Financial Corp. (a)	30,170	677,317
Eaton Vance Corp. (non-vtg.)	12,788	461,263
Federated Investors, Inc. Class B (non-vtg.)	9,684	276,381
Invesco Ltd.	46,983	1,654,271
Lazard Ltd. Class A	13,562	638,092
Legg Mason, Inc.	11,752	551,051
LPL Financial	5,651	267,575
Northern Trust Corp.	25,264	1,522,156
Raymond James Financial, Inc.	12,909	641,577
SEI Investments Co.	15,250	493,795
T. Rowe Price Group, Inc.	27,388	2,249,376
TD Ameritrade Holding Corp.	24,453	780,051
Waddell & Reed Financial, Inc. Class A	9,123	615,346
		15,245,247
Consumer Finance - 0.2%
Santander Consumer U.S.A. Holdings, Inc.	8,991	204,455
SLM Corp.	46,931	1,208,473
		1,412,928
Diversified Financial Services - 1.4%
CBOE Holdings, Inc.	9,245	493,313
Interactive Brokers Group, Inc.	4,868	116,345
IntercontinentalExchange Group, Inc.	12,058	2,465,138
Leucadia National Corp.	31,179	795,688
McGraw Hill Financial, Inc.	28,960	2,141,013
Moody's Corp.	20,542	1,612,547
MSCI, Inc. Class A (a)	12,769	517,655
The NASDAQ OMX Group, Inc.	11,785	434,867
Voya Financial, Inc.	7,888	279,156
		8,855,722
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 4.4%
Alleghany Corp. (a)	1,769	$ 721,717
Allied World Assurance Co. Holdings Ltd.	3,479	374,654
American Financial Group, Inc.	8,299	484,911
American National Insurance Co.	754	84,757
Aon PLC	32,664	2,772,520
Arch Capital Group Ltd. (a)	14,049	805,289
Arthur J. Gallagher & Co.	15,736	708,435
Aspen Insurance Holdings Ltd.	7,089	324,534
Assurant, Inc.	7,716	520,136
Assured Guaranty Ltd.	17,841	426,578
Axis Capital Holdings Ltd.	11,837	541,543
Brown & Brown, Inc.	12,494	372,071
Cincinnati Financial Corp.	17,270	841,740
CNA Financial Corp.	2,693	110,278
Endurance Specialty Holdings Ltd.	4,553	231,383
Erie Indemnity Co. Class A	2,551	182,779
Everest Re Group Ltd.	4,977	786,515
Fidelity National Financial, Inc. Class A	29,041	934,539
Genworth Financial, Inc. Class A (a)	51,792	924,487
Hanover Insurance Group, Inc.	4,668	272,845
Hartford Financial Services Group, Inc.	48,209	1,729,257
HCC Insurance Holdings, Inc.	10,621	487,929
Kemper Corp.	4,904	193,267
Lincoln National Corp.	28,417	1,378,509
Markel Corp. (a)(d)	1,455	910,714
MBIA, Inc. (a)	14,554	176,394
Mercury General Corp.	2,779	133,003
Old Republic International Corp.	27,558	456,360
PartnerRe Ltd.	5,408	570,003
Principal Financial Group, Inc.	31,041	1,453,960
ProAssurance Corp.	6,572	298,500
Progressive Corp.	63,723	1,545,283
Protective Life Corp.	8,383	428,790
Reinsurance Group of America, Inc.	7,657	587,368
RenaissanceRe Holdings Ltd. (d)	4,395	444,818
StanCorp Financial Group, Inc.	4,731	289,064
Torchmark Corp.	9,698	772,931
Unum Group	28,034	931,289
Validus Holdings Ltd.	9,845	364,954
W.R. Berkley Corp.	10,816	478,500
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
White Mountains Insurance Group Ltd.	646	$ 385,184
XL Group PLC Class A	29,113	912,693
		27,350,481
Real Estate Investment Trusts - 7.7%
Alexandria Real Estate Equities, Inc.	7,565	558,448
American Campus Communities, Inc.	11,115	424,593
American Capital Agency Corp.	37,599	853,873
American Homes 4 Rent Class A	5,201	83,476
Annaly Capital Management, Inc.	99,994	1,154,931
Apartment Investment & Management Co. Class A	15,455	476,478
AvalonBay Communities, Inc.	13,657	1,864,863
BioMed Realty Trust, Inc.	19,742	412,608
Boston Properties, Inc.	16,030	1,877,754
Brandywine Realty Trust (SBI)	16,849	245,153
Brixmor Property Group, Inc. (d)	4,917	107,977
Camden Property Trust (SBI)	8,966	614,081
CBL & Associates Properties, Inc.	17,265	313,705
Chimera Investment Corp.	108,313	334,687
CommonWealth REIT (d)	12,506	317,777
Corporate Office Properties Trust (SBI)	9,235	247,036
Corrections Corp. of America	12,186	399,701
Crown Castle International Corp.	35,284	2,566,205
DDR Corp.	30,989	532,081
Digital Realty Trust, Inc. (d)	13,483	719,992
Douglas Emmett, Inc.	15,177	418,885
Duke Realty LP	34,020	596,030
Equity Lifestyle Properties, Inc.	8,798	368,372
Essex Property Trust, Inc.	6,441	1,115,968
Extra Space Storage, Inc.	11,752	614,982
Federal Realty Investment Trust (SBI)	6,846	804,679
Gaming & Leisure Properties	10,152	373,086
General Growth Properties, Inc.	59,176	1,359,273
Hatteras Financial Corp.	10,171	199,046
HCP, Inc.	48,005	2,009,489
Health Care REIT, Inc.	30,043	1,895,413
Healthcare Trust of America, Inc.	12,382	144,746
Home Properties, Inc.	6,033	371,633
Hospitality Properties Trust (SBI)	15,850	476,293
Host Hotels & Resorts, Inc.	78,711	1,688,351
Kilroy Realty Corp.	8,622	513,613
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Kimco Realty Corp.	43,155	$ 989,113
Liberty Property Trust (SBI) (d)	13,689	513,338
Mack-Cali Realty Corp.	9,044	184,226
MFA Financial, Inc.	38,122	302,307
Mid-America Apartment Communities, Inc.	7,885	549,190
National Retail Properties, Inc.	12,556	428,536
Omega Healthcare Investors, Inc.	12,887	448,210
Piedmont Office Realty Trust, Inc. Class A (d)	16,635	292,942
Plum Creek Timber Co., Inc.	18,685	814,666
Post Properties, Inc.	5,723	287,352
Prologis, Inc.	52,606	2,137,382
Rayonier, Inc.	13,214	595,951
Realty Income Corp.	23,392	1,016,382
Regency Centers Corp.	9,757	511,560
Retail Properties America, Inc.	13,803	197,659
Senior Housing Properties Trust (SBI)	21,559	505,990
SL Green Realty Corp.	9,623	1,007,624
Spirit Realty Capital, Inc.	39,189	422,066
Starwood Property Trust, Inc.	23,387	562,457
Starwood Waypoint Residential (a)	3,973	107,946
Tanger Factory Outlet Centers, Inc.	10,019	357,478
Taubman Centers, Inc.	6,752	491,816
The Macerich Co.	14,442	937,430
Two Harbors Investment Corp.	38,411	398,706
UDR, Inc.	26,516	685,704
Ventas, Inc.	30,966	2,046,233
Vornado Realty Trust	19,743	2,025,632
Weingarten Realty Investors (SBI)	12,869	401,513
Weyerhaeuser Co.	61,494	1,835,596
WP Carey, Inc.	6,070	373,184
		48,483,467
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	29,513	786,226
Forest City Enterprises, Inc. Class A (a)	16,639	314,643
Howard Hughes Corp. (a)	4,183	597,165
Jones Lang LaSalle, Inc.	4,658	539,816
Realogy Holdings Corp. (a)	12,688	533,530
The St. Joe Co. (a)(d)	7,054	125,914
		2,897,294
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.4%
Hudson City Bancorp, Inc.	55,848	$ 556,246
Nationstar Mortgage Holdings, Inc. (a)(d)	2,192	71,744
New York Community Bancorp, Inc. (d)	46,474	716,164
Ocwen Financial Corp. (a)	10,965	415,574
People's United Financial, Inc.	32,737	467,484
TFS Financial Corp. (a)	8,373	112,114
Washington Federal, Inc.	11,062	238,718
		2,578,044
TOTAL FINANCIALS		125,219,693
HEALTH CARE - 11.0%
Biotechnology - 1.6%
Alexion Pharmaceuticals, Inc. (a)	20,616	3,261,451
Alkermes PLC (a)	14,248	659,112
ARIAD Pharmaceuticals, Inc. (a)(d)	18,883	137,279
BioMarin Pharmaceutical, Inc. (a)	14,631	851,963
Cubist Pharmaceuticals, Inc.	6,929	485,446
Incyte Corp. (a)	10,819	525,371
Medivation, Inc. (a)	7,944	478,308
Myriad Genetics, Inc. (a)(d)	7,849	331,306
Pharmacyclics, Inc. (a)(d)	6,139	580,627
Seattle Genetics, Inc. (a)(d)	10,671	410,620
Theravance, Inc. (a)(d)	8,412	226,451
United Therapeutics Corp. (a)	4,928	492,849
Vertex Pharmaceuticals, Inc. (a)	24,647	1,668,602
		10,109,385
Health Care Equipment & Supplies - 2.3%
Alere, Inc. (a)	8,611	287,607
Boston Scientific Corp. (a)	142,572	1,797,833
C.R. Bard, Inc.	8,066	1,107,704
CareFusion Corp. (a)	21,932	856,664
DENTSPLY International, Inc.	15,073	672,708
Edwards Lifesciences Corp. (a)(d)	11,329	922,974
Hill-Rom Holdings, Inc.	6,334	236,638
Hologic, Inc. (a)(d)	28,481	597,674
IDEXX Laboratories, Inc. (a)	5,674	717,421
ResMed, Inc. (d)	14,958	745,656
Sirona Dental Systems, Inc. (a)(d)	5,807	436,803
St. Jude Medical, Inc.	29,960	1,901,561
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Teleflex, Inc.	4,353	$ 444,398
The Cooper Companies, Inc.	5,083	670,499
Varian Medical Systems, Inc. (a)(d)	11,458	911,484
Zimmer Holdings, Inc.	17,785	1,721,588
		14,029,212
Health Care Providers & Services - 3.1%
AmerisourceBergen Corp.	24,376	1,588,828
Brookdale Senior Living, Inc. (a)	10,516	334,829
Cardinal Health, Inc.	36,104	2,509,589
Catamaran Corp. (a)	21,741	825,962
Cigna Corp.	30,133	2,411,845
Community Health Systems, Inc. (a)	11,866	449,603
DaVita HealthCare Partners, Inc. (a)	19,444	1,347,469
Envision Healthcare Holdings, Inc.	5,124	173,140
HCA Holdings, Inc. (a)	28,278	1,470,456
Health Net, Inc. (a)	8,457	290,329
Henry Schein, Inc. (a)	9,190	1,049,774
Humana, Inc.	16,637	1,825,911
Laboratory Corp. of America Holdings (a)(d)	9,228	910,804
LifePoint Hospitals, Inc. (a)	4,702	262,936
MEDNAX, Inc. (a)	10,614	628,880
Omnicare, Inc.	10,472	620,675
Patterson Companies, Inc.	9,227	375,539
Premier, Inc.	3,334	100,020
Quest Diagnostics, Inc.	15,355	858,805
Tenet Healthcare Corp. (a)(d)	10,252	462,160
Universal Health Services, Inc. Class B	9,586	784,039
VCA Antech, Inc. (a)	9,388	287,554
		19,569,147
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	18,849	286,882
Cerner Corp. (a)	31,352	1,608,358
Veeva Systems, Inc. Class A (d)	1,609	30,909
		1,926,149
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	36,676	1,981,971
Bio-Rad Laboratories, Inc. Class A (a)	2,193	270,200
Bruker BioSciences Corp. (a)	11,622	240,111
Charles River Laboratories International, Inc. (a)	5,196	279,129
Covance, Inc. (a)	5,879	518,998
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Illumina, Inc. (a)	13,141	$ 1,785,205
Mettler-Toledo International, Inc. (a)	3,173	739,690
PerkinElmer, Inc.	11,700	491,049
QIAGEN NV (a)(d)	24,744	541,894
Quintiles Transnational Holdings, Inc.	2,903	136,818
Techne Corp.	3,901	348,398
Waters Corp. (a)	9,052	891,984
		8,225,447
Pharmaceuticals - 2.4%
Actavis PLC (a)(d)	18,330	3,745,353
Endo International PLC (a)	14,101	887,587
Forest Laboratories, Inc. (a)	28,164	2,588,553
Hospira, Inc. (a)	17,396	796,737
Jazz Pharmaceuticals PLC (a)	5,443	734,261
Mylan, Inc. (a)	40,280	2,045,418
Perrigo Co. PLC	13,327	1,930,549
Salix Pharmaceuticals Ltd. (a)(d)	6,436	707,960
Zoetis, Inc. Class A	52,863	1,599,634
		15,036,052
TOTAL HEALTH CARE		68,895,392
INDUSTRIALS - 13.5%
Aerospace & Defense - 1.2%
Alliant Techsystems, Inc.	3,403	490,781
BE Aerospace, Inc. (a)	10,380	911,053
Exelis, Inc.	19,933	369,558
Hexcel Corp. (a)	10,694	445,833
Huntington Ingalls Industries, Inc.	5,314	547,342
L-3 Communications Holdings, Inc.	9,501	1,096,130
Rockwell Collins, Inc.	14,302	1,110,550
Spirit AeroSystems Holdings, Inc. Class A (a)	12,589	378,048
Textron, Inc.	29,362	1,200,906
TransDigm Group, Inc.	5,533	984,155
Triumph Group, Inc.	5,453	353,409
		7,887,765
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc. (d)	15,923	937,865
Expeditors International of Washington, Inc.	21,685	894,289
		1,832,154
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - 1.4%
Alaska Air Group, Inc.	7,399	$ 696,098
American Airlines Group, Inc.	20,648	724,125
Copa Holdings SA Class A	3,514	475,374
Delta Air Lines, Inc.	90,541	3,334,625
Southwest Airlines Co.	76,350	1,845,380
United Continental Holdings, Inc. (a)	37,597	1,536,589
		8,612,191
Building Products - 0.5%
A.O. Smith Corp.	8,176	382,310
Allegion PLC	10,532	519,754
Armstrong World Industries, Inc. (a)	2,669	140,283
Fortune Brands Home & Security, Inc.	17,456	695,622
Lennox International, Inc.	5,320	445,976
Masco Corp.	37,797	759,342
Owens Corning	12,561	513,117
		3,456,404
Commercial Services & Supplies - 1.1%
ADT Corp.	19,261	582,453
Cintas Corp.	10,905	642,632
Clean Harbors, Inc. (a)(d)	6,370	382,200
Copart, Inc. (a)	11,887	431,141
Covanta Holding Corp.	11,285	208,208
Iron Mountain, Inc.	18,004	512,034
KAR Auction Services, Inc.	7,965	237,198
Pitney Bowes, Inc. (d)	21,290	570,572
R.R. Donnelley & Sons Co.	20,459	360,078
Republic Services, Inc.	28,493	999,819
Rollins, Inc.	6,756	203,220
Stericycle, Inc. (a)	9,096	1,059,138
Waste Connections, Inc.	13,050	582,813
		6,771,506
Construction & Engineering - 0.8%
AECOM Technology Corp. (a)	10,940	354,675
Chicago Bridge & Iron Co. NV	10,584	847,461
Fluor Corp.	17,227	1,304,084
Jacobs Engineering Group, Inc. (a)	13,754	793,606
KBR, Inc.	15,629	396,508
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Quanta Services, Inc. (a)	21,956	$ 774,608
URS Corp.	7,291	343,552
		4,814,494
Electrical Equipment - 1.0%
AMETEK, Inc.	25,633	1,351,372
Babcock & Wilcox Co. (d)	11,889	413,618
Hubbell, Inc. Class B	6,272	738,340
Regal-Beloit Corp.	4,765	356,088
Rockwell Automation, Inc.	14,754	1,758,382
Roper Industries, Inc.	10,456	1,452,861
SolarCity Corp. (a)(d)	2,398	127,694
		6,198,355
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	6,724	553,049
Machinery - 4.2%
AGCO Corp.	10,265	571,761
Colfax Corp. (a)	10,967	789,405
Crane Co.	5,130	373,105
Donaldson Co., Inc.	15,475	651,343
Dover Corp.	18,073	1,561,507
Flowserve Corp.	15,107	1,103,566
Graco, Inc.	6,478	469,655
Harsco Corp.	8,603	205,870
IDEX Corp.	8,687	647,790
Ingersoll-Rand PLC	29,384	1,757,163
ITT Corp.	9,497	409,701
Joy Global, Inc. (d)	10,576	638,579
Kennametal, Inc.	8,319	388,747
Lincoln Electric Holdings, Inc.	8,780	586,592
Manitowoc Co., Inc. (d)	14,116	448,606
Navistar International Corp. (a)(d)	5,914	224,318
Nordson Corp.	6,842	508,703
Oshkosh Truck Corp.	9,300	516,243
PACCAR, Inc.	37,356	2,390,037
Pall Corp.	11,722	986,406
Parker Hannifin Corp.	15,767	2,000,517
Pentair Ltd.	21,583	1,603,401
Snap-On, Inc.	6,156	714,096
SPX Corp.	4,708	479,463
Stanley Black & Decker, Inc.	17,094	1,468,204
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Terex Corp.	11,775	$ 509,740
Timken Co.	9,136	576,299
Toro Co.	6,103	387,785
Trinity Industries, Inc.	8,322	624,649
Valmont Industries, Inc.	2,835	422,160
WABCO Holdings, Inc. (a)	6,169	660,145
Wabtec Corp.	10,129	755,117
Xylem, Inc.	19,459	731,464
		26,162,137
Marine - 0.1%
Kirby Corp. (a)	6,007	604,424
Professional Services - 1.0%
Dun & Bradstreet Corp.	3,985	441,379
Equifax, Inc.	12,696	899,004
IHS, Inc. Class A (a)	6,911	833,674
Manpower, Inc.	8,169	664,466
Nielsen Holdings B.V.	23,091	1,084,122
Robert Half International, Inc.	14,787	662,458
Towers Watson & Co.	6,844	768,034
Verisk Analytics, Inc. (a)	15,979	960,178
		6,313,315
Road & Rail - 0.9%
AMERCO	774	193,585
Avis Budget Group, Inc. (a)(d)	11,397	599,368
Con-way, Inc.	5,963	253,308
Genesee & Wyoming, Inc. Class A (a)	4,596	455,050
Hertz Global Holdings, Inc. (a)	36,589	1,041,689
J.B. Hunt Transport Services, Inc.	9,597	730,332
Kansas City Southern	11,638	1,174,041
Landstar System, Inc.	4,916	309,659
Old Dominion Freight Lines, Inc. (a)	7,512	455,453
Ryder System, Inc.	5,528	454,291
		5,666,776
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	7,424	266,299
Fastenal Co.	31,322	1,568,606
GATX Corp.	4,934	323,818
HD Supply Holdings, Inc. (a)	6,519	168,060
MRC Global, Inc. (a)	8,782	256,347
MSC Industrial Direct Co., Inc. Class A	4,980	453,479
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
United Rentals, Inc. (a)(d)	9,911	$ 929,949
W.W. Grainger, Inc.	6,225	1,583,640
WESCO International, Inc. (a)	4,672	410,108
		5,960,306
TOTAL INDUSTRIALS		84,832,876
INFORMATION TECHNOLOGY - 13.3%
Communications Equipment - 1.0%
Brocade Communications Systems, Inc. (a)	46,991	437,486
CommScope Holding Co., Inc.	4,294	114,564
EchoStar Holding Corp. Class A (a)	4,331	194,722
F5 Networks, Inc. (a)(d)	7,951	836,207
Harris Corp.	11,525	847,318
JDS Uniphase Corp. (a)	24,585	311,492
Juniper Networks, Inc. (a)	50,012	1,234,796
Motorola Solutions, Inc.	23,884	1,518,545
Palo Alto Networks, Inc. (a)	3,713	236,073
Polycom, Inc. (a)	14,652	180,220
Riverbed Technology, Inc. (a)	17,201	334,559
		6,245,982
Electronic Equipment & Components - 1.1%
Amphenol Corp. Class A	16,876	1,609,127
Arrow Electronics, Inc. (a)(d)	11,082	628,904
Avnet, Inc.	14,499	625,342
AVX Corp.	4,775	63,746
CDW Corp.	2,885	81,328
Dolby Laboratories, Inc. Class A (a)(d)	4,834	192,635
FLIR Systems, Inc.	15,013	511,043
Ingram Micro, Inc. Class A (a)	16,116	434,487
IPG Photonics Corp. (a)(d)	3,428	221,552
Jabil Circuit, Inc.	21,332	368,190
Knowles Corp. (a)	9,079	253,576
National Instruments Corp.	10,237	279,572
Tech Data Corp. (a)	4,008	250,460
Trimble Navigation Ltd. (a)(d)	27,016	1,038,225
Vishay Intertechnology, Inc.	13,934	198,141
Zebra Technologies Corp. Class A (a)	5,350	371,504
		7,127,832
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.9%
Akamai Technologies, Inc. (a)	18,779	$ 996,602
AOL, Inc. (a)	8,173	349,886
Equinix, Inc. (a)(d)	5,199	976,424
IAC/InterActiveCorp	7,901	523,678
LinkedIn Corp. (a)	10,227	1,569,538
Pandora Media, Inc. (a)	16,070	376,359
Rackspace Hosting, Inc. (a)(d)	11,884	344,874
VeriSign, Inc. (a)(d)	13,733	647,923
		5,785,284
IT Services - 2.7%
Alliance Data Systems Corp. (a)(d)	5,497	1,329,724
Amdocs Ltd.	16,901	786,404
Booz Allen Hamilton Holding Corp. Class A	3,223	74,903
Broadridge Financial Solutions, Inc.	12,816	491,365
Computer Sciences Corp.	15,875	939,483
CoreLogic, Inc. (a)	10,125	283,804
DST Systems, Inc.	3,592	331,146
Fidelity National Information Services, Inc.	30,991	1,655,849
Fiserv, Inc. (a)	26,594	1,616,383
FleetCor Technologies, Inc. (a)	7,135	814,318
Gartner, Inc. Class A (a)	9,922	684,023
Genpact Ltd. (a)	17,698	298,388
Global Payments, Inc.	7,615	508,910
Jack Henry & Associates, Inc.	9,136	503,942
Leidos Holdings, Inc.	7,140	265,894
Neustar, Inc. Class A (a)(d)	6,379	164,068
Paychex, Inc.	34,371	1,437,052
Science Applications International Corp.	4,425	172,575
Teradata Corp. (a)(d)	17,144	779,366
The Western Union Co.	58,866	934,203
Total System Services, Inc.	17,251	548,064
Vantiv, Inc. (a)(d)	9,261	284,776
VeriFone Systems, Inc. (a)	11,430	382,219
Xerox Corp.	129,757	1,568,762
		16,855,621
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc. (a)(d)	63,743	260,709
Altera Corp.	33,877	1,101,680
Analog Devices, Inc.	32,595	1,671,798
Applied Materials, Inc.	126,997	2,420,563
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Atmel Corp. (a)	45,111	$ 350,512
Avago Technologies Ltd.	26,011	1,651,699
Cree, Inc. (a)(d)	12,395	584,672
Fairchild Semiconductor International, Inc. (a)	13,083	166,547
First Solar, Inc. (a)(d)	7,165	483,566
Freescale Semiconductor, Inc. (a)(d)	6,794	149,264
KLA-Tencor Corp.	17,560	1,123,664
Lam Research Corp.	17,111	985,765
Linear Technology Corp.	24,708	1,099,506
LSI Corp.	57,946	645,518
Marvell Technology Group Ltd.	41,414	656,826
Maxim Integrated Products, Inc.	30,570	991,691
Microchip Technology, Inc.	20,875	992,398
Micron Technology, Inc. (a)	108,810	2,842,117
NVIDIA Corp.	61,111	1,128,720
ON Semiconductor Corp. (a)	47,755	449,375
Silicon Laboratories, Inc. (a)	4,453	200,162
Skyworks Solutions, Inc.	20,073	823,997
Teradyne, Inc.	20,238	357,605
Xilinx, Inc.	27,895	1,316,365
		22,454,719
Software - 2.8%
Activision Blizzard, Inc.	27,966	559,600
ANSYS, Inc. (a)	9,853	751,882
Autodesk, Inc. (a)	23,616	1,134,040
CA Technologies, Inc.	34,619	1,043,417
Cadence Design Systems, Inc. (a)(d)	29,964	466,240
Citrix Systems, Inc. (a)	19,771	1,172,618
Compuware Corp.	22,638	234,530
Concur Technologies, Inc. (a)(d)	4,940	397,522
Electronic Arts, Inc. (a)	31,971	904,779
FactSet Research Systems, Inc. (d)	4,650	495,225
FireEye, Inc. (d)	1,856	72,867
Fortinet, Inc. (a)	14,380	316,072
Informatica Corp. (a)	11,478	406,895
Intuit, Inc.	31,368	2,376,126
MICROS Systems, Inc. (a)	8,324	428,686
NetSuite, Inc. (a)	3,724	287,902
Nuance Communications, Inc. (a)(d)	27,639	444,712
Red Hat, Inc. (a)	19,915	968,865
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Rovi Corp. (a)	10,109	$ 225,330
ServiceNow, Inc. (a)(d)	8,784	436,740
SolarWinds, Inc. (a)	6,946	280,063
Solera Holdings, Inc.	7,291	472,311
Splunk, Inc. (a)	11,864	647,418
Symantec Corp.	73,578	1,492,162
Synopsys, Inc. (a)	16,276	612,303
Tableau Software, Inc.	1,120	61,902
TIBCO Software, Inc. (a)	17,414	341,837
Workday, Inc. Class A (a)(d)	4,277	312,520
Zynga, Inc. (a)	63,647	257,770
		17,602,334
Technology Hardware, Storage & Peripherals - 1.2%
3D Systems Corp. (a)(d)	10,559	499,863
Diebold, Inc.	6,687	251,498
Lexmark International, Inc. Class A	6,674	286,982
NCR Corp. (a)	17,392	530,630
NetApp, Inc.	35,927	1,279,360
Nimble Storage, Inc. (d)	983	24,231
SanDisk Corp.	23,864	2,027,724
Stratasys Ltd. (a)(d)	3,731	361,422
Western Digital Corp.	22,320	1,967,062
		7,228,772
TOTAL INFORMATION TECHNOLOGY		83,300,544
MATERIALS - 5.7%
Chemicals - 2.5%
Airgas, Inc.	6,871	730,112
Albemarle Corp.	8,588	575,740
Ashland, Inc.	8,298	801,587
Cabot Corp.	6,794	392,693
Celanese Corp. Class A	16,867	1,036,140
CF Industries Holdings, Inc.	5,859	1,436,451
Cytec Industries, Inc.	3,862	368,126
Eastman Chemical Co.	16,359	1,426,014
FMC Corp.	14,389	1,107,953
Huntsman Corp.	20,456	512,423
International Flavors & Fragrances, Inc.	8,560	843,331
Kronos Worldwide, Inc. (d)	2,071	32,411
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
NewMarket Corp.	1,000	$ 372,320
Rockwood Holdings, Inc.	7,742	550,069
RPM International, Inc.	14,034	598,690
Sherwin-Williams Co.	9,353	1,869,104
Sigma Aldrich Corp.	12,692	1,221,097
The Scotts Miracle-Gro Co. Class A	4,567	279,546
Valspar Corp.	8,946	653,416
W.R. Grace & Co. (a)	8,021	738,734
Westlake Chemical Corp.	4,309	306,801
		15,852,758
Construction Materials - 0.3%
Eagle Materials, Inc.	5,238	436,483
Martin Marietta Materials, Inc. (d)	4,869	605,363
Vulcan Materials Co.	13,731	886,061
		1,927,907
Containers & Packaging - 1.2%
Aptargroup, Inc.	7,066	476,390
Avery Dennison Corp.	10,582	514,920
Ball Corp.	14,879	836,051
Bemis Co., Inc.	10,745	432,379
Crown Holdings, Inc. (a)	15,091	711,842
Greif, Inc. Class A	3,364	182,295
MeadWestvaco Corp.	17,685	690,953
Owens-Illinois, Inc. (a)	17,451	554,593
Packaging Corp. of America	10,286	685,356
Rock-Tenn Co. Class A	7,546	721,473
Sealed Air Corp.	20,641	708,193
Silgan Holdings, Inc.	4,680	232,830
Sonoco Products Co.	10,569	444,744
		7,192,019
Metals & Mining - 1.3%
Alcoa, Inc.	123,667	1,665,794
Allegheny Technologies, Inc. (d)	11,403	469,804
Carpenter Technology Corp.	4,945	310,546
Cliffs Natural Resources, Inc. (d)	16,172	286,568
Compass Minerals International, Inc.	3,516	322,066
Newmont Mining Corp.	51,987	1,290,837
Nucor Corp.	33,520	1,734,660
Reliance Steel & Aluminum Co.	8,112	574,492
Royal Gold, Inc.	6,783	449,035
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Steel Dynamics, Inc.	23,344	$ 426,495
Tahoe Resources, Inc. (a)	8,990	200,051
United States Steel Corp. (d)	15,197	395,426
		8,125,774
Paper & Forest Products - 0.4%
Domtar Corp.	3,482	325,080
International Paper Co.	46,984	2,191,804
		2,516,884
TOTAL MATERIALS		35,615,342
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.4%
Frontier Communications Corp. (d)	105,534	627,927
Intelsat SA (d)	2,400	43,632
Level 3 Communications, Inc. (a)	18,097	778,714
TW Telecom, Inc. (a)	14,971	459,460
Windstream Holdings, Inc. (d)	62,656	568,290
		2,478,023
Wireless Telecommunication Services - 0.3%
SBA Communications Corp. Class A (a)	13,498	1,211,580
T-Mobile U.S., Inc. (a)	19,981	585,243
Telephone & Data Systems, Inc.	10,005	272,036
U.S. Cellular Corp. (d)	1,247	51,800
		2,120,659
TOTAL TELECOMMUNICATION SERVICES		4,598,682
UTILITIES - 6.1%
Electric Utilities - 2.2%
Edison International	34,415	1,946,512
Entergy Corp.	18,812	1,363,870
FirstEnergy Corp.	44,172	1,490,805
Great Plains Energy, Inc.	16,361	438,966
Hawaiian Electric Industries, Inc. (d)	10,207	244,866
ITC Holdings Corp.	16,536	611,336
Northeast Utilities	33,225	1,570,214
OGE Energy Corp.	20,854	778,480
Pepco Holdings, Inc.	26,321	704,350
Pinnacle West Capital Corp.	11,516	644,320
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
PPL Corp.	66,698	$ 2,223,711
Westar Energy, Inc.	13,489	483,985
Xcel Energy, Inc.	52,478	1,672,474
		14,173,889
Gas Utilities - 0.5%
AGL Resources, Inc.	12,497	674,838
Atmos Energy Corp.	10,473	534,542
National Fuel Gas Co.	7,786	573,361
ONE Gas, Inc.	5,447	199,251
Questar Corp.	18,474	448,549
UGI Corp.	12,000	560,280
		2,990,821
Independent Power Producers & Energy Traders - 0.5%
Calpine Corp. (a)	38,737	888,239
NRG Energy, Inc.	34,065	1,114,607
The AES Corp.	65,568	947,458
		2,950,304
Multi-Utilities - 2.7%
Alliant Energy Corp.	11,729	685,912
Ameren Corp.	25,649	1,059,560
CenterPoint Energy, Inc.	45,257	1,120,563
CMS Energy Corp.	28,179	854,105
Consolidated Edison, Inc.	30,928	1,794,752
DTE Energy Co.	18,361	1,434,729
Integrys Energy Group, Inc.	8,361	512,362
MDU Resources Group, Inc.	19,906	705,071
NiSource, Inc.	32,952	1,196,817
Public Service Enterprise Group, Inc.	53,429	2,188,986
SCANA Corp.	14,700	789,096
Sempra Energy	25,705	2,534,770
TECO Energy, Inc. (d)	23,025	413,529
Vectren Corp.	8,726	354,014
Wisconsin Energy Corp.	24,160	1,171,277
		16,815,543
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - 0.2%
American Water Works Co., Inc.	18,776	$ 854,871
Aqua America, Inc. (d)	18,524	464,767
		1,319,638
TOTAL UTILITIES		38,250,195
TOTAL COMMON STOCKS (Cost $529,003,341)		625,484,615
U.S. Treasury Obligations - 0.0%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.09% 7/24/14 (e) (Cost $299,941)	$ 300,000	299,990
Money Market Funds - 9.8%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	5,846,189	5,846,189
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	55,676,889	55,676,889
TOTAL MONEY MARKET FUNDS (Cost $61,523,078)		61,523,078
TOTAL INVESTMENT PORTFOLIO - 109.5% (Cost $590,826,360)		687,307,683
NET OTHER ASSETS (LIABILITIES) - (9.5)%		(59,904,269)
NET ASSETS - 100%		$ 627,403,414
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
21 CME E-mini S&P MidCap 400 Index Contracts (United States)	June 2014	$ 2,841,510	$ 44,914

The face value of futures purchased as a percentage of net assets is 0.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $299,990.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,608
Fidelity Securities Lending Cash Central Fund	131,099
Total	$ 137,707
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 104,383,898	$ 104,383,898	$ -	$ -
Consumer Staples	35,601,577	35,601,577	-	-
Energy	44,786,416	44,786,416	-	-
Financials	125,219,693	125,219,693	-	-
Health Care	68,895,392	68,895,392	-	-
Industrials	84,832,876	84,832,876	-	-
Information Technology	83,300,544	83,300,544	-	-
Materials	35,615,342	35,615,342	-	-
Telecommunication Services	4,598,682	4,598,682	-	-
Utilities	38,250,195	38,250,195	-	-
U.S. Government and Government Agency Obligations	299,990	-	299,990	-
Money Market Funds	61,523,078	61,523,078	-	-
Total Investments in Securities:	$ 687,307,683	$ 687,007,693	$ 299,990	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 44,914	$ 44,914	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 44,914	$ -
Total Value of Derivatives	$ 44,914	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Mid Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014

Assets
Investment in securities, at value (including securities loaned of $54,781,279) - See accompanying schedule: Unaffiliated issuers (cost $529,303,282)	$ 625,784,605
Fidelity Central Funds (cost $61,523,078)	61,523,078
Total Investments (cost $590,826,360)		$ 687,307,683
Segregated cash with brokers for derivative instruments		72,014
Receivable for investments sold		765,023
Receivable for fund shares sold		1,783,910
Dividends receivable		223,400
Distributions receivable from Fidelity Central Funds		20,916
Receivable for daily variation margin for derivative instruments		35,978
Receivable from investment adviser for expense reductions		59,103
Other receivables		71
Total assets		690,268,098

Liabilities
Payable for investments purchased	$ 5,785,724
Payable for fund shares redeemed	1,301,762
Accrued management fee	62,043
Other affiliated payables	38,266
Collateral on securities loaned, at value	55,676,889
Total liabilities		62,864,684

Net Assets		$ 627,403,414
Net Assets consist of:
Paid in capital		$ 527,981,179
Undistributed net investment income		2,402,433
Accumulated undistributed net realized gain (loss) on investments		493,565
Net unrealized appreciation (depreciation) on investments		96,526,237
Net Assets		$ 627,403,414

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

April 30, 2014

Investor Class: Net Asset Value, offering price and redemption price per share ($15,098,692 ÷ 928,554 shares)	$ 16.26

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($519,384,735 ÷ 31,898,486 shares)	$ 16.28

Institutional Class: Net Asset Value, offering price and redemption price per share ($88,656,802 ÷ 5,443,730 shares)	$ 16.29

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($4,263,185 ÷ 261,775 shares)	$ 16.29

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Mid Cap Index Fund

Financial Statements - continued

Statement of Operations

	Year ended April 30, 2014

Investment Income
Dividends		$ 6,790,787
Interest		254
Income from Fidelity Central Funds (including $131,099 from security lending)		137,707
Total income		6,928,748

Expenses
Management fee	$ 532,775
Transfer agent fees	326,053
Independent trustees' compensation	1,570
Miscellaneous	744
Total expenses before reductions	861,142
Expense reductions	(510,316)	350,826
Net investment income (loss)		6,577,922
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,551,006
Futures contracts	(24,891)
Total net realized gain (loss)		3,526,115
Change in net unrealized appreciation (depreciation) on: Investment securities	68,893,513
Futures contracts	4,937
Total change in net unrealized appreciation (depreciation)		68,898,450
Net gain (loss)		72,424,565
Net increase (decrease) in net assets resulting from operations		$ 79,002,487

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended April 30, 2014	Year ended April 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,577,922	$ 1,831,291
Net realized gain (loss)	3,526,115	620,580
Change in net unrealized appreciation (depreciation)	68,898,450	23,986,390
Net increase (decrease) in net assets resulting from operations	79,002,487	26,438,261
Distributions to shareholders from net investment income	(4,447,495)	(1,249,909)
Distributions to shareholders from net realized gain	(3,210,300)	(309,278)
Total distributions	(7,657,795)	(1,559,187)
Share transactions - net increase (decrease)	308,161,972	176,854,037
Redemption fees	40,938	11,506
Total increase (decrease) in net assets	379,547,602	201,744,617

Net Assets
Beginning of period	247,855,812	46,111,195
End of period (including undistributed net investment income of $2,402,433 and undistributed net investment income of $699,014, respectively)	$ 627,403,414	$ 247,855,812

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended April 30,	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.66	$ 11.68	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.20	.18	.09
Net realized and unrealized gain (loss)	2.65	1.99	1.64
Total from investment operations	2.85	2.17	1.73
Distributions from net investment income	(.13)	(.15)	(.05)
Distributions from net realized gain	(.11)	(.04)	-
Total distributions	(.25) J	(.19)	(.05)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 16.26	$ 13.66	$ 11.68
Total Return B, C	20.99%	18.93%	17.37%
Ratios to Average Net Assets E, H
Expenses before reductions	.33%	.33%	.33% A
Expenses net of fee waivers, if any	.22%	.25%	.26% A
Expenses net of all reductions	.22%	.25%	.26% A
Net investment income (loss)	1.35%	1.56%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,099	$ 5,140	$ 7,794
Portfolio turnover rate F	7%	5%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.25 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.111 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended April 30,	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.68	$ 11.69	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.23	.21	.10
Net realized and unrealized gain (loss)	2.64	1.98	1.64
Total from investment operations	2.87	2.19	1.74
Distributions from net investment income	(.16)	(.16)	(.05)
Distributions from net realized gain	(.11)	(.04)	-
Total distributions	(.27)	(.20)	(.05)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 16.28	$ 13.68	$ 11.69
Total Return B, C	21.14%	19.10%	17.48%
Ratios to Average Net Assets E, H
Expenses before reductions	.20%	.20%	.20% A
Expenses net of fee waivers, if any	.08%	.09%	.12% A
Expenses net of all reductions	.08%	.09%	.12% A
Net investment income (loss)	1.49%	1.72%	1.37% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 519,385	$ 198,767	$ 18,896
Portfolio turnover rate F	7%	5%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended April 30,	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.68	$ 11.70	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.23	.21	.10
Net realized and unrealized gain (loss)	2.65	1.98	1.65
Total from investment operations	2.88	2.19	1.75
Distributions from net investment income	(.16)	(.16)	(.05)
Distributions from net realized gain	(.11)	(.04)	-
Total distributions	(.27)	(.21) J	(.05)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 16.29	$ 13.68	$ 11.70
Total Return B, C	21.24%	19.04%	17.59%
Ratios to Average Net Assets E, H
Expenses before reductions	.14%	.14%	.14% A
Expenses net of fee waivers, if any	.06%	.07%	.08% A
Expenses net of all reductions	.06%	.07%	.08% A
Net investment income (loss)	1.51%	1.74%	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 88,657	$ 42,952	$ 19,312
Portfolio turnover rate F	7%	5%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.21 per share is comprised of distributions from net investment income of $.1639 and distributions from net realized gain of $.044 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Years ended April 30,	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.68	$ 11.70	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.23	.22	.10
Net realized and unrealized gain (loss)	2.65	1.97	1.65
Total from investment operations	2.88	2.19	1.75
Distributions from net investment income	(.16)	(.17)	(.05)
Distributions from net realized gain	(.11)	(.04)	-
Total distributions	(.27)	(.21)	(.05)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 16.29	$ 13.68	$ 11.70
Total Return B, C	21.26%	19.06%	17.60%
Ratios to Average Net Assets E, H
Expenses before reductions	.12%	.12%	.12% A
Expenses net of fee waivers, if any	.04%	.05%	.06% A
Expenses net of all reductions	.04%	.05%	.06% A
Net investment income (loss)	1.53%	1.77%	1.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,263	$ 996	$ 109
Portfolio turnover rate F	7%	5%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Small Cap Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2014	Past 1 year	Life of fund A
Institutional Class	20.71%	21.79%
Fidelity Advantage Institutional Class	20.73%	21.81%

A From September 8, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan Small Cap Index Fund - Institutional Class on September 8, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Annual Report

Spartan Small Cap Index Fund

Management's Discussion of Fund Performance

Market Recap: U.S. stocks overcame fears of higher interest rates, slower economic growth and a volatile start to 2014 to post strong gains for the 12 months ending April 30, 2014. The S&P 500® Index returned 20.44%, finishing near its all-time high. U.S. Federal Reserve policies that balanced stimulus reductions with low interest rates contributed to a broad advance, with eight of 10 S&P 500® market sectors posting a double-digit gain. Industrials was the best-performing sector, up about 30%, as demand improved for autos and other durable goods. Health care stocks rose 25%, as new insurance programs and a favorable drug-approval environment raised earnings-growth expectations. Conversely, the typically defensive telecommunication services sector was the only group to lose ground (-3%), while utilities (+8%) lagged. Volatility increased in the first quarter amid rising tension in Ukraine, fear of a slowing economy in China and a late-January decline for momentum stocks. Still, markets finished the period on an uptrend, aided by higher consumer spending and the lowest unemployment since 2008 - both of which helped to take the sting out of weather-beaten first-quarter gross domestic product (GDP) figures. The growth-oriented Nasdaq Composite Index® rose 25.20%, the small-cap Russell 2000® Index returned 20.50% and the Russell Midcap® Index added 21.25%.

Comments from Patrick Waddell, who was named Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® Small Cap Index Fund on April 4, 2014: For the 12-month period ending April 30, 2014, the fund's Institutional Class and Fidelity Advantage® Institutional Class shares gained 20.71% and 20.73%, respectively, in line with the Russell 2000® Index. There were many more contributors than detractors in a strong market during the period, led by Rite Aid. The pharmacy company turned a long-awaited profit in April driven by cost-cutting and higher prescription sales. Its shares are now at their highest point since 2001. In the health care sector, share price of Questcor Pharmaceuticals more than doubled in the period, driven by sales of its multiple sclerosis drug Acthar to treat additional conditions. Another biotechnology company, InterMune, saw its shares more than double in February after it received positive news surrounding a trial of its treatment for idiopathic pulmonary fibrosis, a serious lung ailment. The biggest detractor was CommVault Systems, a provider of information-management software; its shares had a one-day fall of 31% late in the period on weaker-than-expected revenue. Infinity Pharmaceuticals shares also weighed on results, following an early-stage cancer drug trial last June that did not go well, as well as continued operating losses.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Small Cap Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
American Realty Capital Properties, Inc.	0.4	0.1
Acuity Brands, Inc.	0.3	0.3
Rite Aid Corp.	0.3	0.3
NorthStar Realty Finance Corp.	0.3	0.1
SunEdison, Inc.	0.3	0.2
Middleby Corp.	0.3	0.3
CoStar Group, Inc.	0.3	0.3
athenahealth, Inc.	0.3	0.3
Kate Spade & Co.	0.3	0.2
Questcor Pharmaceuticals, Inc.	0.3	0.2
	3.1
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.4	22.6
Information Technology	17.1	17.6
Industrials	14.5	14.5
Consumer Discretionary	12.8	13.7
Health Care	12.8	12.5
Energy	6.0	5.9
Materials	4.9	4.8
Consumer Staples	3.8	4.0
Utilities	3.3	3.1
Telecommunication Services	0.7	0.7

Annual Report

Spartan Small Cap Index Fund

Investments April 30, 2014

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	38,057	$ 671,706
Cooper Tire & Rubber Co.	35,841	901,401
Dana Holding Corp.	89,209	1,888,555
Dorman Products, Inc. (a)(d)	14,253	820,260
Drew Industries, Inc.	12,971	652,701
Federal-Mogul Corp. Class A (a)	10,794	185,873
Fox Factory Holding Corp.	5,188	88,144
Fuel Systems Solutions, Inc. (a)	7,940	83,211
Gentherm, Inc. (a)	19,921	724,128
Modine Manufacturing Co. (a)	26,817	441,944
Remy International, Inc.	7,986	211,789
Shiloh Industries, Inc. (a)	3,526	69,603
Spartan Motors, Inc.	19,324	102,610
Standard Motor Products, Inc.	11,012	418,346
Stoneridge, Inc. (a)	15,929	170,281
Superior Industries International, Inc.	12,845	271,543
Tenneco, Inc. (a)	34,360	2,057,133
Tower International, Inc. (a)	3,414	94,943
		9,854,171
Automobiles - 0.0%
Winnebago Industries, Inc. (a)	15,699	375,206
Distributors - 0.3%
Core-Mark Holding Co., Inc.	6,401	515,537
Pool Corp.	26,190	1,545,734
VOXX International Corp. (a)	11,258	132,282
Weyco Group, Inc.	4,006	100,511
		2,294,064
Diversified Consumer Services - 1.0%
American Public Education, Inc. (a)(d)	9,853	340,914
Ascent Capital Group, Inc. (a)	7,944	546,309
Bridgepoint Education, Inc. (a)	8,683	137,626
Bright Horizons Family Solutions, Inc. (a)	6,785	276,692
Capella Education Co.	6,349	370,528
Career Education Corp. (a)	30,304	218,795
Carriage Services, Inc.	9,525	153,257
Corinthian Colleges, Inc. (a)(d)	46,351	53,304
Education Management Corp. (a)(d)	13,685	54,329
Grand Canyon Education, Inc. (a)	25,660	1,106,459
Hillenbrand, Inc.	30,814	936,746
Houghton Mifflin Harcourt Co.	11,560	236,171
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
ITT Educational Services, Inc. (a)(d)	13,110	$ 353,970
JTH Holding, Inc. Class A (a)	2,687	73,086
K12, Inc. (a)(d)	15,510	367,277
LifeLock, Inc. (a)	35,879	563,300
Lincoln Educational Services Corp.	12,947	52,824
Matthews International Corp. Class A	15,583	628,774
Regis Corp. (d)	27,111	356,239
Sotheby's Class A (Ltd. vtg.)	38,629	1,624,736
Steiner Leisure Ltd. (a)	8,218	354,771
Strayer Education, Inc. (a)	6,176	263,283
Universal Technical Institute, Inc.	12,839	154,196
		9,223,586
Hotels, Restaurants & Leisure - 2.6%
Biglari Holdings, Inc.	804	344,932
BJ's Restaurants, Inc. (a)(d)	13,797	393,904
Bloomin' Brands, Inc. (a)	31,325	667,849
Bob Evans Farms, Inc. (d)	14,851	696,066
Boyd Gaming Corp. (a)	38,917	459,999
Bravo Brio Restaurant Group, Inc. (a)	11,117	166,421
Buffalo Wild Wings, Inc. (a)	10,596	1,548,288
Caesars Entertainment Corp. (a)(d)	24,105	445,219
Carrols Restaurant Group, Inc. (a)	13,351	89,585
Churchill Downs, Inc.	7,689	675,325
Chuy's Holdings, Inc. (a)(d)	9,276	333,472
ClubCorp Holdings, Inc.	11,471	216,114
Cracker Barrel Old Country Store, Inc.	11,043	1,046,214
Del Frisco's Restaurant Group, Inc. (a)	5,902	153,511
Denny's Corp. (a)	51,232	345,304
Diamond Resorts International, Inc.	9,914	185,491
DineEquity, Inc.	9,242	700,636
Diversified Restaurant Holdings, Inc. (a)	6,865	34,394
Einstein Noah Restaurant Group, Inc.	4,413	67,784
Fiesta Restaurant Group, Inc. (a)	12,537	458,980
Ignite Restaurant Group, Inc. (a)(d)	4,238	59,925
International Speedway Corp. Class A	15,953	501,562
Interval Leisure Group, Inc.	22,118	569,981
Intrawest Resorts Holdings, Inc.	10,095	114,477
Isle of Capri Casinos, Inc. (a)	10,772	73,250
Jack in the Box, Inc. (a)	23,634	1,265,364
Jamba, Inc. (a)	8,554	94,607
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Krispy Kreme Doughnuts, Inc. (a)(d)	36,569	$ 641,420
Life Time Fitness, Inc. (a)(d)	24,299	1,166,352
Luby's, Inc. (a)	10,172	55,132
Marcus Corp.	10,673	178,559
Marriott Vacations Worldwide Corp. (a)	16,251	885,354
Monarch Casino & Resort, Inc. (a)	4,582	73,495
Morgans Hotel Group Co. (a)	16,393	122,948
Multimedia Games Holding Co., Inc. (a)	16,200	473,040
Nathan's Famous, Inc. (a)	1,709	84,220
Noodles & Co. (d)	3,417	112,043
Orient Express Hotels Ltd. Class A (a)	53,634	702,605
Papa John's International, Inc.	18,063	792,243
Pinnacle Entertainment, Inc. (a)(d)	32,691	760,720
Popeyes Louisiana Kitchen, Inc. (a)	13,309	507,073
Potbelly Corp.	5,089	86,513
Red Robin Gourmet Burgers, Inc. (a)	7,912	537,858
Ruby Tuesday, Inc. (a)(d)	35,344	272,502
Ruth's Hospitality Group, Inc.	19,828	249,635
Scientific Games Corp. Class A (a)	27,342	327,557
Sonic Corp. (a)	31,638	602,388
Speedway Motorsports, Inc.	6,492	118,089
Texas Roadhouse, Inc. Class A	35,154	869,710
The Cheesecake Factory, Inc. (d)	29,734	1,334,759
Town Sports International Holdings, Inc.	14,300	100,243
Vail Resorts, Inc.	20,195	1,398,100
		24,161,212
Household Durables - 1.1%
Bassett Furniture Industries, Inc.	7,031	96,957
Beazer Homes U.S.A., Inc. (a)(d)	13,831	262,236
Blyth, Inc. (d)	6,054	56,726
Cavco Industries, Inc. (a)	3,832	298,704
CSS Industries, Inc.	4,771	114,361
Ethan Allen Interiors, Inc.	13,675	332,029
EveryWare Global, Inc. (a)(d)	3,681	10,012
Flexsteel Industries, Inc.	2,711	93,042
Helen of Troy Ltd. (a)	18,048	1,131,610
Hooker Furniture Corp.	6,516	90,247
Hovnanian Enterprises, Inc. Class A (a)(d)	64,457	287,478
Installed Building Products, Inc. (a)	4,859	67,589
iRobot Corp. (a)(d)	15,748	527,558
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
KB Home	46,765	$ 772,090
La-Z-Boy, Inc.	29,806	722,199
LGI Homes, Inc.	5,351	78,767
Libbey, Inc. (a)	11,519	307,212
Lifetime Brands, Inc.	6,232	119,031
M.D.C. Holdings, Inc. (d)	21,859	603,308
M/I Homes, Inc. (a)(d)	13,402	298,463
Meritage Homes Corp. (a)	21,793	840,774
NACCO Industries, Inc. Class A	2,649	141,960
New Home Co. LLC (a)	5,050	69,438
Ryland Group, Inc.	26,247	1,007,622
Skullcandy, Inc. (a)	10,425	80,273
Standard Pacific Corp. (a)(d)	82,478	658,999
TRI Pointe Homes, Inc. (a)(d)	8,263	132,786
UCP, Inc.	5,101	72,179
Universal Electronics, Inc. (a)	8,914	332,938
WCI Communities, Inc.	3,763	72,137
William Lyon Homes, Inc. (a)	7,531	196,559
Zagg, Inc. (a)(d)	18,320	79,692
		9,954,976
Internet & Catalog Retail - 0.4%
1-800-FLOWERS.com, Inc. Class A (a)	16,880	91,996
Blue Nile, Inc. (a)(d)	6,826	237,067
FTD Companies, Inc. (a)(d)	10,167	308,467
HSN, Inc.	19,130	1,110,305
NutriSystem, Inc.	15,894	238,410
Orbitz Worldwide, Inc. (a)	13,637	100,232
Overstock.com, Inc. (a)	6,236	99,901
PetMed Express, Inc. (d)	10,826	141,712
RetailMeNot, Inc.	5,611	167,264
Shutterfly, Inc. (a)(d)	21,542	881,714
ValueVision Media, Inc. Class A (a)	22,083	103,348
Vitacost.com, Inc. (a)	12,141	80,980
		3,561,396
Leisure Products - 0.5%
Arctic Cat, Inc.	7,392	302,259
Black Diamond, Inc. (a)(d)	12,554	139,977
Brunswick Corp.	51,047	2,051,579
Callaway Golf Co. (d)	43,180	376,098
JAKKS Pacific, Inc. (d)	11,689	102,396
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Products - continued
Johnson Outdoors, Inc. Class A	2,606	$ 54,544
Leapfrog Enterprises, Inc. Class A (a)(d)	34,935	239,305
Malibu Boats, Inc. Class A (a)	4,630	103,064
Marine Products Corp.	5,268	37,403
Nautilus, Inc. (a)	17,383	144,800
Smith & Wesson Holding Corp. (a)(d)	31,164	478,367
Sturm, Ruger & Co., Inc. (d)	10,800	694,980
		4,724,772
Media - 1.3%
A.H. Belo Corp. Class A	10,515	121,028
AMC Entertainment Hld, Inc. Class A	11,759	272,103
Beasley Broadcast Group, Inc. Class A	1,578	12,151
Carmike Cinemas, Inc. (a)	12,891	382,347
Central European Media Enterprises Ltd. Class A (a)(d)	42,117	115,401
Crown Media Holdings, Inc. Class A (a)	20,582	73,684
Cumulus Media, Inc. Class A (a)	51,921	332,814
Daily Journal Corp. (a)	594	104,722
Dex Media, Inc. (a)(d)	9,778	71,673
E.W. Scripps Co. Class A (a)	17,884	306,353
Entercom Communications Corp. Class A (a)	13,448	145,238
Entravision Communication Corp. Class A	30,405	161,451
Global Sources Ltd. (a)(d)	11,733	104,306
Gray Television, Inc. (a)	28,653	322,346
Harte-Hanks, Inc.	23,874	191,947
Hemisphere Media Group, Inc. (a)(d)	4,204	50,868
Journal Communications, Inc. Class A (a)	24,566	197,019
Live Nation Entertainment, Inc. (a)	79,561	1,661,234
Loral Space & Communications Ltd. (a)	7,289	524,735
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	13,774	53,856
MDC Partners, Inc. Class A (sub. vtg.)	22,186	541,782
Media General, Inc. Class A (a)(d)	10,741	164,552
Meredith Corp.	20,260	892,858
National CineMedia, Inc.	33,649	511,128
Nexstar Broadcasting Group, Inc. Class A	16,417	654,217
ReachLocal, Inc. (a)(d)	5,693	56,930
Reading International, Inc. Class A (a)	10,625	75,225
Rentrak Corp. (a)	5,850	333,392
Saga Communications, Inc. Class A	2,877	127,451
Salem Communications Corp. Class A	6,805	59,952
Scholastic Corp.	14,791	486,772
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
SFX Entertainment, Inc. (d)	11,564	$ 75,860
Sinclair Broadcast Group, Inc. Class A (d)	38,815	1,037,525
Sizmek, Inc. (a)	13,347	127,864
The McClatchy Co. Class A (a)	33,435	183,224
The New York Times Co. Class A	73,056	1,174,740
World Wrestling Entertainment, Inc. Class A (d)	16,107	314,087
		12,022,835
Multiline Retail - 0.1%
Burlington Stores, Inc.	8,486	220,551
Fred's, Inc. Class A	20,660	376,425
Gordmans Stores, Inc.	3,733	16,761
The Bon-Ton Stores, Inc.	7,546	83,006
Tuesday Morning Corp. (a)	24,324	340,050
		1,036,793
Specialty Retail - 3.1%
Aeropostale, Inc. (a)(d)	43,103	214,222
America's Car Mart, Inc. (a)(d)	4,563	164,907
ANN, Inc. (a)	26,643	1,044,139
Asbury Automotive Group, Inc. (a)	17,583	1,085,574
Barnes & Noble, Inc. (a)(d)	22,631	371,148
bebe stores, Inc.	19,627	99,116
Big 5 Sporting Goods Corp.	9,364	114,334
Body Central Corp. (a)(d)	6,388	6,644
Brown Shoe Co., Inc.	24,169	570,147
Christopher & Banks Corp. (a)	20,269	126,479
Citi Trends, Inc. (a)	8,756	148,764
Conn's, Inc. (a)(d)	12,549	555,042
Destination Maternity Corp.	7,644	188,501
Destination XL Group, Inc. (a)	23,827	128,666
Express, Inc. (a)	48,249	702,988
Finish Line, Inc. Class A	27,366	753,386
Five Below, Inc. (a)(d)	18,522	746,622
Francesca's Holdings Corp. (a)(d)	24,619	402,767
Genesco, Inc. (a)(d)	13,529	1,033,210
Group 1 Automotive, Inc. (d)	12,130	874,937
Haverty Furniture Companies, Inc.	10,834	276,700
hhgregg, Inc. (a)(d)	6,822	58,806
Hibbett Sports, Inc. (a)(d)	14,788	796,334
Jos. A. Bank Clothiers, Inc. (a)(d)	15,699	1,013,370
Kirkland's, Inc. (a)	8,210	140,473
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lithia Motors, Inc. Class A (sub. vtg.)	12,391	$ 920,403
Lumber Liquidators Holdings, Inc. (a)(d)	15,512	1,352,026
MarineMax, Inc. (a)	13,588	218,223
Mattress Firm Holding Corp. (a)(d)	7,491	338,518
Monro Muffler Brake, Inc.	17,659	995,968
New York & Co., Inc. (a)	17,397	72,893
Office Depot, Inc. (a)	271,865	1,111,928
Outerwall, Inc. (a)	11,496	797,248
Pacific Sunwear of California, Inc. (a)	26,931	77,561
Penske Automotive Group, Inc.	23,873	1,094,816
Pier 1 Imports, Inc.	52,758	963,361
RadioShack Corp. (a)(d)	57,397	82,078
Rent-A-Center, Inc. (d)	30,115	879,659
Restoration Hardware Holdings, Inc. (a)(d)	9,884	616,663
Sears Hometown & Outlet Stores, Inc. (a)	4,856	114,650
Select Comfort Corp. (a)	31,126	572,718
Shoe Carnival, Inc.	8,431	192,564
Sonic Automotive, Inc. Class A (sub. vtg.)	21,799	530,588
Stage Stores, Inc. (d)	18,325	351,474
Stein Mart, Inc.	15,551	194,388
Systemax, Inc. (a)	6,746	116,638
The Buckle, Inc. (d)	15,567	731,493
The Cato Corp. Class A (sub. vtg.)	15,596	444,330
The Children's Place Retail Stores, Inc.	12,899	619,152
The Container Store Group, Inc. (d)	7,874	217,244
The Men's Wearhouse, Inc.	26,807	1,270,116
The Pep Boys - Manny, Moe & Jack (a)	29,383	300,294
Tile Shop Holdings, Inc. (a)(d)	10,075	142,007
Tilly's, Inc. (a)	5,632	63,642
Trans World Entertainment Corp.	3,959	12,946
Vitamin Shoppe, Inc. (a)(d)	17,142	820,759
West Marine, Inc. (a)	8,867	94,877
Wet Seal, Inc. Class A (a)(d)	44,584	50,380
Winmark Corp.	1,419	107,645
Zale Corp. (a)(d)	18,115	387,480
Zumiez, Inc. (a)	11,634	284,451
		28,758,457
Textiles, Apparel & Luxury Goods - 1.3%
American Apparel, Inc. (a)(d)	54,539	35,254
Columbia Sportswear Co. (d)	7,222	620,948
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Crocs, Inc. (a)	49,184	$ 744,154
Culp, Inc.	4,451	80,341
G-III Apparel Group Ltd. (a)	9,482	680,523
Iconix Brand Group, Inc. (a)(d)	28,750	1,221,875
Kate Spade & Co. (a)(d)	71,410	2,482,926
Movado Group, Inc.	10,028	393,900
Oxford Industries, Inc.	7,497	494,877
Perry Ellis International, Inc. (a)	6,799	102,665
Quiksilver, Inc. (a)(d)	74,291	476,948
R.G. Barry Corp.	5,302	96,921
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	21,817	894,279
Steven Madden Ltd. (a)	33,862	1,205,826
Tumi Holdings, Inc. (a)(d)	26,666	544,520
Unifi, Inc. (a)	8,464	187,393
Vera Bradley, Inc. (a)(d)	12,028	340,392
Vince Holding Corp.	6,733	185,225
Wolverine World Wide, Inc. (d)	56,617	1,590,938
		12,379,905
TOTAL CONSUMER DISCRETIONARY		118,347,373
CONSUMER STAPLES - 3.8%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)(d)	4,660	1,146,546
Coca-Cola Bottling Co. Consolidated	2,572	211,496
Craft Brew Alliance, Inc. (a)	5,787	86,631
National Beverage Corp. (a)	6,515	125,609
		1,570,282
Food & Staples Retailing - 1.3%
Andersons, Inc.	15,719	979,137
Casey's General Stores, Inc.	21,637	1,485,596
Chefs' Warehouse Holdings (a)(d)	9,573	192,322
Fairway Group Holdings Corp. (d)	9,275	64,276
Ingles Markets, Inc. Class A	6,657	153,044
Natural Grocers by Vitamin Cottage, Inc. (a)(d)	4,861	173,052
PriceSmart, Inc. (d)	10,671	1,024,843
Rite Aid Corp. (a)	411,997	3,007,578
Roundy's, Inc.	16,781	113,607
Spartan Stores, Inc.	20,885	449,863
SUPERVALU, Inc. (a)(d)	114,926	803,333
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Susser Holdings Corp. (a)(d)	10,211	$ 790,127
The Pantry, Inc. (a)	13,141	197,641
United Natural Foods, Inc. (a)(d)	27,863	1,923,383
Village Super Market, Inc. Class A	3,260	78,859
Weis Markets, Inc.	6,224	286,864
		11,723,525
Food Products - 1.7%
Alico, Inc.	1,349	47,107
Annie's, Inc. (a)(d)	7,510	244,150
B&G Foods, Inc. Class A	29,884	980,195
Boulder Brands, Inc. (a)(d)	33,295	491,434
Cal-Maine Foods, Inc.	8,279	493,677
Calavo Growers, Inc.	7,199	223,817
Chiquita Brands International, Inc. (a)(d)	25,633	294,267
Darling International, Inc. (a)	89,111	1,783,111
Diamond Foods, Inc. (a)(d)	12,761	390,104
Farmer Brothers Co. (a)	3,350	66,029
Fresh Del Monte Produce, Inc.	21,243	613,710
Griffin Land & Nurseries, Inc.	1,450	42,340
Inventure Foods, Inc. (a)	7,602	91,376
J&J Snack Foods Corp.	8,399	786,146
John B. Sanfilippo & Son, Inc.	4,877	112,415
Lancaster Colony Corp.	10,423	988,934
Lifeway Foods, Inc. (d)	2,583	38,771
Limoneira Co. (d)	6,026	138,417
Omega Protein Corp. (a)	11,154	126,709
Pilgrims Pride Corp. (a)	34,240	748,486
Post Holdings, Inc. (a)	21,786	1,138,536
Sanderson Farms, Inc.	12,998	1,069,345
Seaboard Corp. (a)	163	397,394
Seneca Foods Corp. Class A (a)	5,248	149,043
Snyders-Lance, Inc.	26,585	706,098
The Hain Celestial Group, Inc. (a)(d)	21,700	1,866,634
Tootsie Roll Industries, Inc.	11,327	319,308
TreeHouse Foods, Inc. (a)	20,504	1,534,519
		15,882,072
Household Products - 0.2%
Central Garden & Pet Co. Class A (non-vtg.) (a)	23,340	193,022
Harbinger Group, Inc. (a)(d)	18,374	214,241
Oil-Dri Corp. of America	2,983	99,960
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Orchids Paper Products Co.	3,353	$ 90,095
Spectrum Brands Holdings, Inc.	12,076	927,799
WD-40 Co.	8,609	627,080
		2,152,197
Personal Products - 0.2%
Elizabeth Arden, Inc. (a)(d)	14,523	533,575
Inter Parfums, Inc.	9,138	334,359
LifeVantage Corp. (a)	60,945	84,104
MediFast, Inc. (a)(d)	8,071	255,447
Nature's Sunshine Products, Inc.	5,706	76,232
Nutraceutical International Corp. (a)	4,384	109,249
Revlon, Inc. (a)	6,537	197,025
Star Scientific, Inc. (a)(d)	88,721	58,192
Synutra International, Inc. (a)	10,309	57,524
The Female Health Co.	13,680	103,421
USANA Health Sciences, Inc. (a)(d)	3,406	231,131
		2,040,259
Tobacco - 0.2%
Alliance One International, Inc. (a)	50,199	129,011
Universal Corp. (d)	13,164	718,359
Vector Group Ltd. (d)	35,622	758,749
		1,606,119
TOTAL CONSUMER STAPLES		34,974,454
ENERGY - 6.0%
Energy Equipment & Services - 1.9%
Basic Energy Services, Inc. (a)	16,694	441,055
Bolt Technology Corp.	5,128	86,561
Bristow Group, Inc.	20,458	1,571,174
C&J Energy Services, Inc. (a)(d)	25,341	761,750
Cal Dive International, Inc. (a)(d)	52,256	77,339
Carbo Ceramics, Inc.	11,183	1,564,614
Dawson Geophysical Co.	4,490	126,887
Era Group, Inc. (a)	11,553	329,838
Exterran Holdings, Inc.	32,493	1,397,849
Forum Energy Technologies, Inc. (a)	22,131	660,832
Geospace Technologies Corp. (a)(d)	7,240	420,861
Gulf Island Fabrication, Inc.	8,103	162,546
Gulfmark Offshore, Inc. Class A	15,116	680,371
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Helix Energy Solutions Group, Inc. (a)	60,015	$ 1,442,761
Hercules Offshore, Inc. (a)(d)	89,358	399,430
Hornbeck Offshore Services, Inc. (a)(d)	20,183	836,182
ION Geophysical Corp. (a)(d)	80,012	352,053
Key Energy Services, Inc. (a)	85,863	862,065
Matrix Service Co. (a)	14,619	452,750
Mitcham Industries, Inc. (a)	6,757	93,247
Natural Gas Services Group, Inc. (a)	7,207	221,183
Newpark Resources, Inc. (a)(d)	49,362	594,318
North Atlantic Drilling Ltd.	40,000	343,200
Nuverra Environmental Solutions, Inc. (a)(d)	7,866	133,801
Parker Drilling Co. (a)	66,727	442,400
PHI, Inc. (non-vtg.) (a)	6,953	311,494
Pioneer Energy Services Corp. (a)	34,738	520,028
RigNet, Inc. (a)	6,745	315,396
SEACOR Holdings, Inc. (a)(d)	11,415	951,897
Tesco Corp. (a)	17,221	344,420
TETRA Technologies, Inc. (a)	43,783	547,288
TGC Industries, Inc.	8,510	43,061
Vantage Drilling Co. (a)(d)	111,135	185,595
Willbros Group, Inc. (a)	23,053	256,119
		17,930,365
Oil, Gas & Consumable Fuels - 4.1%
Abraxas Petroleum Corp. (a)	46,888	256,008
Adams Resources & Energy, Inc.	1,089	78,473
Alon U.S.A. Energy, Inc. (d)	12,823	208,887
Alpha Natural Resources, Inc. (a)(d)	123,602	531,489
Amyris, Inc. (a)(d)	14,003	49,291
APCO Oil and Gas International, Inc. (a)	4,931	68,935
Approach Resources, Inc. (a)(d)	19,560	405,870
Arch Coal, Inc. (d)	118,605	543,211
Athlon Energy, Inc.	11,823	477,767
Bill Barrett Corp. (a)	27,351	647,672
Bonanza Creek Energy, Inc. (a)(d)	16,500	802,230
BPZ Energy, Inc. (a)(d)	67,015	180,941
Callon Petroleum Co. (a)	22,303	204,742
Carrizo Oil & Gas, Inc. (a)	25,737	1,416,050
Clayton Williams Energy, Inc. (a)	3,289	475,195
Clean Energy Fuels Corp. (a)(d)	39,070	345,770
Cloud Peak Energy, Inc. (a)	34,666	682,574
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Comstock Resources, Inc. (d)	27,390	$ 761,442
Contango Oil & Gas Co. (a)	8,209	394,360
Delek U.S. Holdings, Inc.	20,850	666,992
Diamondback Energy, Inc. (a)(d)	11,986	862,273
Emerald Oil, Inc. (a)(d)	31,206	220,626
Endeavour International Corp. (a)(d)	26,363	90,689
Energy XXI (Bermuda) Ltd. (d)	41,096	983,427
EPL Oil & Gas, Inc. (a)(d)	16,717	654,303
Equal Energy Ltd.	18,404	83,284
Evolution Petroleum Corp.	11,107	131,063
EXCO Resources, Inc. (d)	94,778	601,840
Forest Oil Corp. (a)(d)	70,652	131,413
Frontline Ltd. (NY Shares) (a)(d)	30,978	105,325
FX Energy, Inc. (a)(d)	31,013	175,223
GasLog Ltd. (d)	18,068	483,861
Gastar Exploration, Inc. (a)	30,491	202,155
Goodrich Petroleum Corp. (a)(d)	17,759	446,639
Green Plains Renewable Energy, Inc.	14,144	422,906
Halcon Resources Corp. (a)(d)	129,528	714,995
Hallador Energy Co.	4,877	44,673
Isramco, Inc. (a)	476	61,880
Jones Energy, Inc.	6,272	97,028
KiOR, Inc. Class A (a)(d)	23,656	14,433
Knightsbridge Tankers Ltd.	16,828	201,095
Kodiak Oil & Gas Corp. (a)	150,377	1,911,292
Magnum Hunter Resources Corp. (a)(d)	96,467	819,970
Magnum Hunter Resources Corp. warrants 4/16/16 (a)(d)	5,763	2,674
Matador Resources Co. (a)(d)	32,909	945,146
Midstates Petroleum Co., Inc. (a)(d)	17,622	103,970
Miller Energy Resources, Inc. (a)(d)	17,792	85,757
Nordic American Tanker Shipping Ltd. (d)	50,767	438,119
Northern Oil & Gas, Inc. (a)(d)	35,672	550,419
Panhandle Royalty Co. Class A	3,894	170,752
PDC Energy, Inc. (a)(d)	20,166	1,283,969
Penn Virginia Corp. (a)(d)	30,858	513,477
Petroquest Energy, Inc. (a)(d)	31,810	191,496
Quicksilver Resources, Inc. (a)(d)	68,769	224,187
Renewable Energy Group, Inc. (a)(d)	11,653	137,156
Rentech, Inc. (a)(d)	125,605	266,283
Resolute Energy Corp. (a)(d)	37,459	280,943
Rex American Resources Corp. (a)	3,164	206,799
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Rex Energy Corp. (a)	25,304	$ 532,902
Rosetta Resources, Inc. (a)(d)	34,636	1,639,668
RSP Permian, Inc. (a)	12,870	364,865
Sanchez Energy Corp. (a)(d)	21,304	602,477
Scorpio Tankers, Inc.	105,120	947,131
SemGroup Corp. Class A	23,872	1,524,943
Ship Finance International Ltd. (NY Shares) (d)	31,369	553,035
Solazyme, Inc. (a)(d)	29,959	322,359
Stone Energy Corp. (a)	28,073	1,376,981
Swift Energy Co. (a)(d)	23,891	294,576
Synergy Resources Corp. (a)(d)	28,029	326,258
Targa Resources Corp.	18,555	2,003,754
Teekay Tankers Ltd. (d)	34,491	120,374
Triangle Petroleum Corp. (a)(d)	38,944	374,641
Ur-Energy, Inc. (a)(d)	75,071	91,780
Uranium Energy Corp. (a)(d)	49,082	52,518
VAALCO Energy, Inc. (a)	32,195	296,838
W&T Offshore, Inc.	19,838	380,890
Warren Resources, Inc. (a)	42,069	213,290
Western Refining, Inc.	30,650	1,333,275
Westmoreland Coal Co. (a)	6,753	199,956
ZaZa Energy Corp. (a)(d)	16,276	8,048
		37,619,998
TOTAL ENERGY		55,550,363
FINANCIALS - 23.4%
Banks - 7.1%
1st Source Corp.	8,193	241,612
1st United Bancorp, Inc.	18,523	135,588
Access National Corp.	4,568	67,378
American National Bankshares, Inc.	4,924	104,930
Ameris Bancorp (a)	13,915	295,972
Ames National Corp.	5,669	123,754
Arrow Financial Corp. (d)	6,062	151,732
BancFirst Corp.	4,111	239,301
Banco Latinoamericano de Comercio Exterior SA Series E	16,608	427,158
Bancorp, Inc., Delaware (a)	18,620	294,568
BancorpSouth, Inc.	53,560	1,251,162
Bank of Kentucky Financial Corp.	3,415	117,852
Bank of Marin Bancorp	3,203	145,448
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Bank of the Ozarks, Inc.	17,553	$ 1,051,425
Banner Bank	11,088	438,420
Bar Harbor Bankshares	2,054	77,189
BBCN Bancorp, Inc.	44,746	689,536
BNC Bancorp	10,241	166,928
Boston Private Financial Holdings, Inc.	44,704	559,247
Bridge Bancorp, Inc.	6,536	158,956
Bridge Capital Holdings (a)	5,575	124,880
Bryn Mawr Bank Corp.	7,570	206,510
C & F Financial Corp.	1,947	60,844
Camden National Corp.	4,508	172,070
Capital Bank Financial Corp. Series A (a)	12,919	308,118
Capital City Bank Group, Inc.	7,152	99,413
Cardinal Financial Corp.	17,680	297,024
Cascade Bancorp (a)	1,863	8,812
Cathay General Bancorp	44,286	1,045,150
Center Bancorp, Inc.	7,364	136,308
Centerstate Banks of Florida, Inc.	16,895	185,338
Central Pacific Financial Corp.	12,000	225,240
Century Bancorp, Inc. Class A (non-vtg.)	1,896	63,516
Chemical Financial Corp.	17,075	479,295
Chemung Financial Corp.	2,076	59,353
Citizens & Northern Corp.	6,464	121,135
City Holding Co.	8,695	373,798
CNB Financial Corp., Pennsylvania	8,347	137,892
CoBiz, Inc.	19,921	200,007
Columbia Banking Systems, Inc.	29,187	724,421
Community Bank System, Inc.	22,494	836,552
Community Trust Bancorp, Inc.	7,602	280,286
CommunityOne Bancorp (a)	5,986	58,364
ConnectOne Bancorp, Inc. (a)	1,131	54,288
CU Bancorp (a)	4,920	89,298
Customers Bancorp, Inc. (a)	11,651	256,672
CVB Financial Corp.	51,646	746,801
Eagle Bancorp, Inc., Maryland	12,425	414,871
Enterprise Bancorp, Inc.	3,778	68,986
Enterprise Financial Services Corp.	11,201	200,162
Farmers Capital Bank Corp. (a)	4,569	95,446
Fidelity Southern Corp.	9,404	124,227
Financial Institutions, Inc.	7,739	179,158
First Bancorp, North Carolina	11,001	189,327
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
First Bancorp, Puerto Rico (a)	41,423	$ 212,914
First Busey Corp.	41,575	228,663
First Commonwealth Financial Corp.	54,135	465,020
First Community Bancshares, Inc.	8,910	131,957
First Connecticut Bancorp, Inc.	9,085	143,997
First Financial Bancorp, Ohio	33,805	547,303
First Financial Bankshares, Inc. (d)	18,027	1,064,494
First Financial Corp., Indiana	6,334	202,751
First Financial Holdings, Inc.	13,478	774,581
First Interstate Bancsystem, Inc.	9,750	242,678
First Merchants Corp.	19,382	411,286
First Midwest Bancorp, Inc., Delaware	42,140	689,832
First NBC Bank Holding Co.	2,421	75,293
First of Long Island Corp.	4,796	173,951
First Security Group, Inc.	43,646	82,927
FirstMerit Corp.	93,631	1,815,505
Flushing Financial Corp.	17,254	331,622
FNB Corp., Pennsylvania	87,679	1,090,727
German American Bancorp, Inc.	7,504	195,404
Glacier Bancorp, Inc.	40,876	1,048,878
Great Southern Bancorp, Inc.	6,253	179,274
Guaranty Bancorp	9,207	115,916
Hampton Roads Bankshares, Inc. (a)	24,246	40,248
Hancock Holding Co.	47,716	1,609,461
Hanmi Financial Corp.	17,678	376,011
Heartland Financial U.S.A., Inc.	8,369	203,367
Heritage Commerce Corp.	11,429	92,803
Heritage Financial Corp., Washington	9,751	157,576
Heritage Oaks Bancorp (a)	11,514	85,319
Home Bancshares, Inc.	25,650	813,362
Home Federal Bancorp, Inc.	7,967	119,903
HomeTrust Bancshares, Inc. (a)	11,752	179,453
Horizon Bancorp Industries	4,435	88,656
Hudson Valley Holding Corp.	9,516	174,714
IBERIABANK Corp.	16,767	1,054,644
Independent Bank Corp., Massachusetts	13,258	492,137
Independent Bank Group, Inc.	2,070	101,865
International Bancshares Corp.	29,879	686,022
Intervest Bancshares Corp. Class A	10,047	76,056
Investors Bancorp, Inc.	28,061	750,071
Lakeland Bancorp, Inc.	20,978	219,010
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Lakeland Financial Corp.	9,137	$ 334,414
LCNB Corp. (d)	3,623	57,968
Macatawa Bank Corp.	12,988	63,252
MainSource Financial Group, Inc.	11,473	189,649
MB Financial, Inc.	30,846	827,907
Mercantile Bank Corp.	4,406	85,961
Merchants Bancshares, Inc.	3,017	87,704
Metro Bancorp, Inc. (a)	8,823	180,166
Middleburg Financial Corp.	2,514	43,568
Midsouth Bancorp, Inc.	4,086	68,318
MidWestOne Financial Group, Inc.	3,464	85,318
National Bank Holdings Corp.	25,926	496,742
National Bankshares, Inc.	3,618	117,874
National Penn Bancshares, Inc.	66,396	648,689
NBT Bancorp, Inc.	24,409	552,864
NewBridge Bancorp (a)	16,120	123,963
Northrim Bancorp, Inc.	3,541	84,949
OFG Bancorp	26,101	445,283
Old National Bancorp, Indiana	59,576	841,213
OmniAmerican Bancorp, Inc.	6,678	166,015
Pacific Continental Corp.	10,538	138,891
Pacific Premier Bancorp, Inc. (a)	9,574	130,685
PacWest Bancorp	52,763	2,077,279
Palmetto Bancshares, Inc. (a)	3,372	45,556
Park National Corp. (d)	6,469	469,132
Park Sterling Corp.	26,076	170,276
Peapack-Gladstone Financial Corp.	6,697	127,310
Penns Woods Bancorp, Inc.	2,699	118,756
Peoples Bancorp, Inc.	6,015	156,811
Pinnacle Financial Partners, Inc.	19,778	683,725
Preferred Bank, Los Angeles (a)	7,178	153,968
PrivateBancorp, Inc.	36,770	1,013,749
Prosperity Bancshares, Inc.	35,713	2,107,067
Renasant Corp.	16,918	460,508
Republic Bancorp, Inc., Kentucky Class A	5,909	141,875
S&T Bancorp, Inc.	16,876	392,536
Sandy Spring Bancorp, Inc.	13,983	336,291
Seacoast Banking Corp., Florida (a)	8,848	93,789
Sierra Bancorp	7,619	118,933
Simmons First National Corp. Class A	9,134	330,285
Southside Bancshares, Inc. (d)	10,364	285,839
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Southwest Bancorp, Inc., Oklahoma	10,859	$ 181,345
State Bank Financial Corp.	17,807	295,240
Sterling Bancorp	46,221	552,803
Stock Yards Bancorp, Inc.	7,669	226,082
Suffolk Bancorp (a)	6,784	148,773
Sun Bancorp, Inc., New Jersey (a)	21,989	83,558
Susquehanna Bancshares, Inc.	105,961	1,097,756
Talmer Bancorp, Inc. Class A	9,956	133,510
Taylor Capital Group, Inc. (a)	9,830	209,281
Texas Capital Bancshares, Inc. (a)(d)	24,290	1,364,855
The First Bancorp, Inc.	4,282	68,212
Tompkins Financial Corp.	8,089	381,315
TowneBank (d)	14,832	228,858
Trico Bancshares	8,918	216,262
TriState Capital Holdings, Inc. (a)	3,502	45,806
Trustmark Corp.	37,924	867,322
UMB Financial Corp.	20,178	1,184,650
Umpqua Holdings Corp. (d)	95,431	1,587,018
Union Bankshares Corp.	23,671	605,741
United Bankshares, Inc., West Virginia	36,457	1,066,367
United Community Banks, Inc., Georgia (a)	23,940	386,631
Univest Corp. of Pennsylvania	8,621	169,920
VantageSouth Bancshares, Inc. (a)	7,261	44,583
ViewPoint Financial Group	22,691	591,554
Washington Banking Co., Oak Harbor	9,233	158,808
Washington Trust Bancorp, Inc.	8,293	283,621
Webster Financial Corp.	50,849	1,532,589
WesBanco, Inc.	14,394	435,275
West Bancorp., Inc.	7,495	108,752
Westamerica Bancorp. (d)	15,174	771,143
Western Alliance Bancorp. (a)	41,933	967,394
Wilshire Bancorp, Inc.	38,762	387,620
Wintrust Financial Corp.	24,267	1,087,647
Yadkin Financial Corp. (a)	8,043	154,023
		65,586,761
Capital Markets - 2.7%
Apollo Investment Corp.	126,648	1,011,918
Arlington Asset Investment Corp.	11,034	291,849
BGC Partners, Inc. Class A	71,261	510,941
BlackRock Kelso Capital Corp.	41,728	378,890
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Calamos Asset Management, Inc. Class A	11,341	$ 138,133
Capital Southwest Corp.	7,475	262,373
Capitala Finance Corp.	1,956	35,951
CIFI Corp.	3,913	30,169
Cohen & Steers, Inc. (d)	10,705	433,660
Cowen Group, Inc. Class A (a)	56,389	231,759
Diamond Hill Investment Group, Inc.	1,571	186,509
Evercore Partners, Inc. Class A	17,771	949,505
FBR & Co. (a)	5,030	129,774
Fidus Investment Corp. (d)	7,960	145,827
Fifth Street Finance Corp.	75,897	706,601
Financial Engines, Inc. (d)	27,721	1,226,654
Firsthand Technology Value Fund, Inc. (d)	4,834	94,553
FXCM, Inc. Class A (d)	20,773	321,566
GAMCO Investors, Inc. Class A	3,333	253,075
Garrison Capital, Inc. (d)	3,974	56,033
GFI Group, Inc.	39,440	146,717
Gladstone Capital Corp. (d)	12,032	116,349
Gladstone Investment Corp.	15,540	122,144
Golub Capital BDC, Inc. (d)	20,929	349,933
Greenhill & Co., Inc.	15,800	792,370
GSV Capital Corp. (a)(d)	10,749	94,376
Hercules Technology Growth Capital, Inc. (d)	34,577	473,013
HFF, Inc.	18,542	630,428
Horizon Technology Finance Corp. (d)	5,365	70,282
ICG Group, Inc. (a)	21,286	433,809
INTL FCStone, Inc. (a)	8,254	156,166
Investment Technology Group, Inc. (a)	21,122	435,958
Janus Capital Group, Inc.	84,110	1,020,254
JMP Group, Inc.	9,632	66,557
KCAP Financial, Inc. (d)	16,389	130,620
KCG Holdings, Inc. Class A	40,046	398,458
Ladenburg Thalmann Financial Services, Inc. (a)	59,492	162,413
Main Street Capital Corp. (d)	21,944	689,919
Manning & Napier, Inc. Class A	8,567	142,384
Marcus & Millichap, Inc.	4,264	70,484
MCG Capital Corp.	39,170	131,611
Medallion Financial Corp. (d)	11,869	161,418
Medley Capital Corp. (d)	26,798	349,446
MVC Capital, Inc.	12,559	163,769
New Mountain Finance Corp. (d)	27,185	389,017
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
NGP Capital Resources Co.	12,858	$ 87,563
Oppenheimer Holdings, Inc. Class A (non-vtg.)	5,500	140,030
PennantPark Floating Rate Capital Ltd. (d)	7,690	106,891
PennantPark Investment Corp.	37,310	399,217
Piper Jaffray Companies (a)(d)	9,333	409,345
Prospect Capital Corp.	173,007	1,870,206
Pzena Investment Management, Inc.	6,132	66,655
RCS Capital Corp. Class A	1,199	41,246
Safeguard Scientifics, Inc. (a)(d)	11,745	246,762
Silvercrest Asset Management Group Class A	3,371	58,655
Solar Capital Ltd.	25,162	551,048
Solar Senior Capital Ltd.	6,316	104,530
Stellus Capital Investment Corp. (d)	6,558	88,205
Stifel Financial Corp. (a)	36,084	1,687,649
SWS Group, Inc. (a)	16,160	119,746
TCP Capital Corp. (d)	20,088	325,225
THL Credit, Inc. (d)	18,816	252,699
TICC Capital Corp.	29,200	281,196
Triangle Capital Corp.	15,580	406,171
Virtus Investment Partners, Inc. (a)	3,793	701,667
Walter Investment Management Corp. (a)(d)	20,674	549,515
Westwood Holdings Group, Inc.	3,995	232,389
WhiteHorse Finance, Inc. (d)	4,535	61,857
WisdomTree Investments, Inc. (a)(d)	56,362	636,327
		24,518,429
Consumer Finance - 0.7%
Cash America International, Inc.	16,055	699,195
Consumer Portfolio Services, Inc. (a)	10,795	75,349
Credit Acceptance Corp. (a)	3,973	522,529
DFC Global Corp. (a)	22,238	207,258
Encore Capital Group, Inc. (a)(d)	14,072	608,192
EZCORP, Inc. (non-vtg.) Class A (a)	29,127	303,795
First Cash Financial Services, Inc. (a)(d)	16,335	796,658
First Marblehead Corp. (a)(d)	6,090	32,033
Green Dot Corp. Class A (a)(d)	16,081	279,327
Imperial Holdings, Inc. (a)(d)	9,628	64,411
JGWPT Holdings, Inc.	6,365	90,192
Nelnet, Inc. Class A	12,811	541,393
Nicholas Financial, Inc.	5,863	92,166
Portfolio Recovery Associates, Inc. (a)(d)	28,585	1,633,633
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Regional Management Corp. (a)	2,715	$ 41,648
Springleaf Holdings, Inc.	13,817	317,515
World Acceptance Corp. (a)(d)	4,839	351,311
		6,656,605
Diversified Financial Services - 0.3%
California First National Bancorp	699	10,366
Gain Capital Holdings, Inc. (d)	6,371	64,347
MarketAxess Holdings, Inc.	21,180	1,141,178
Marlin Business Services Corp.	4,511	77,454
NewStar Financial, Inc. (a)	14,516	165,773
PHH Corp. (a)(d)	32,126	763,635
PICO Holdings, Inc. (a)	13,115	304,924
Resource America, Inc. Class A	5,558	47,299
		2,574,976
Insurance - 2.4%
AMBAC Financial Group, Inc. (a)	25,534	770,616
American Equity Investment Life Holding Co. (d)	38,290	892,923
Amerisafe, Inc.	10,383	442,835
Amtrust Financial Services, Inc. (d)	17,507	676,996
Argo Group International Holdings, Ltd.	15,081	669,898
Baldwin & Lyons, Inc. Class B	5,128	133,379
Blue Capital Reinsurance Holdings Ltd.	3,712	68,895
Citizens, Inc. Class A (a)(d)	25,249	165,886
CNO Financial Group, Inc.	125,574	2,166,152
Crawford & Co. Class B	14,623	166,995
Donegal Group, Inc. Class A	3,498	51,630
eHealth, Inc. (a)(d)	10,311	431,928
EMC Insurance Group	2,503	82,574
Employers Holdings, Inc.	17,546	357,061
Enstar Group Ltd. (a)	5,308	685,263
FBL Financial Group, Inc. Class A	5,084	227,306
Fidelity & Guaranty Life	6,392	137,044
First American Financial Corp.	61,120	1,625,792
Fortegra Financial Corp. (a)	2,204	15,913
Global Indemnity PLC (a)	4,951	132,687
Greenlight Capital Re, Ltd. (a)	15,833	503,964
Hallmark Financial Services, Inc. (a)	6,436	54,062
HCI Group, Inc.	5,371	207,750
Health Insurance Innovations (a)(d)	2,655	26,789
Hilltop Holdings, Inc. (a)	37,674	841,637
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Horace Mann Educators Corp.	22,258	$ 669,298
Independence Holding Co.	4,663	60,899
Infinity Property & Casualty Corp.	6,345	407,159
Investors Title Co.	948	67,080
Kansas City Life Insurance Co.	2,061	85,696
Maiden Holdings Ltd.	28,399	335,108
Meadowbrook Insurance Group, Inc.	30,540	171,024
Montpelier Re Holdings Ltd. (d)	24,888	761,075
National Interstate Corp.	3,701	103,702
National Western Life Insurance Co. Class A	1,225	285,731
Navigators Group, Inc. (a)	5,715	325,584
OneBeacon Insurance Group Ltd.	12,746	196,798
Phoenix Companies, Inc. (a)(d)	3,134	137,959
Platinum Underwriters Holdings Ltd.	16,256	1,019,414
Primerica, Inc.	32,191	1,477,245
RLI Corp.	23,919	1,029,952
Safety Insurance Group, Inc.	7,115	382,147
Selective Insurance Group, Inc.	31,536	723,436
State Auto Financial Corp.	8,780	179,639
Stewart Information Services Corp. (d)	11,935	364,018
Symetra Financial Corp.	45,735	944,885
Third Point Reinsurance Ltd.	14,093	220,415
Tower Group International Ltd.	32,976	81,121
United Fire Group, Inc.	11,337	315,395
Universal Insurance Holdings, Inc.	14,220	208,039
		22,088,794
Real Estate Investment Trusts - 8.3%
Acadia Realty Trust (SBI)	30,939	839,375
AG Mortgage Investment Trust, Inc.	15,510	274,372
Agree Realty Corp.	8,386	250,490
Alexanders, Inc.	1,196	413,529
Altisource Residential Corp. Class B	32,043	901,049
American Assets Trust, Inc.	18,762	636,970
American Capital Mortgage Investment Corp.	30,088	595,742
American Realty Capital Properties, Inc.	265,625	3,476,989
American Residential Properties, Inc. (a)(d)	8,183	147,049
AmREIT, Inc. Class B	10,957	182,544
Anworth Mortgage Asset Corp.	79,161	427,469
Apollo Commercial Real Estate Finance, Inc.	20,963	356,581
Apollo Residential Mortgage, Inc.	18,616	300,648
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Ares Commercial Real Estate Corp.	11,943	$ 152,393
Armada Hoffler Properties, Inc.	12,064	116,780
Armour Residential REIT, Inc.	209,747	889,327
Ashford Hospitality Prime, Inc.	10,200	156,468
Ashford Hospitality Trust, Inc.	38,710	397,165
Associated Estates Realty Corp.	32,208	540,450
Aviv REIT, Inc.	8,214	216,767
Campus Crest Communities, Inc.	37,114	319,552
Capstead Mortgage Corp. (d)	53,281	680,931
CatchMark Timber Trust, Inc.	6,861	92,486
Cedar Shopping Centers, Inc.	40,627	251,481
Chambers Street Properties	132,645	1,033,305
Chatham Lodging Trust	14,474	294,256
Chesapeake Lodging Trust	27,459	741,118
Colony Financial, Inc.	51,903	1,128,890
Coresite Realty Corp.	11,898	361,937
Cousins Properties, Inc.	95,146	1,106,548
CubeSmart	79,085	1,470,981
CyrusOne, Inc.	10,529	210,580
CYS Investments, Inc.	90,996	782,566
DCT Industrial Trust, Inc.	178,199	1,393,516
DiamondRock Hospitality Co.	111,207	1,364,510
DuPont Fabros Technology, Inc. (d)	34,986	847,711
Dynex Capital, Inc.	30,278	259,785
EastGroup Properties, Inc. (d)	16,985	1,074,301
Education Realty Trust, Inc.	64,632	659,246
Ellington Residential Mortgage REIT	3,908	63,857
Empire State Realty Trust, Inc. (d)	46,724	714,877
EPR Properties	28,812	1,544,611
Equity One, Inc.	34,148	769,354
Excel Trust, Inc.	26,343	332,449
FelCor Lodging Trust, Inc.	69,440	640,931
First Industrial Realty Trust, Inc.	61,173	1,123,748
First Potomac Realty Trust	32,537	423,957
Franklin Street Properties Corp.	52,055	634,030
Getty Realty Corp.	13,972	264,350
Gladstone Commercial Corp.	8,128	143,378
Glimcher Realty Trust	81,477	830,251
Government Properties Income Trust	30,970	788,187
Gramercy Property Trust, Inc. (d)	32,864	171,550
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,613	113,864
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Healthcare Realty Trust, Inc.	53,913	$ 1,355,912
Hersha Hospitality Trust	113,125	657,256
Highwoods Properties, Inc. (SBI)	50,196	2,025,409
Hudson Pacific Properties, Inc.	28,333	667,242
Inland Real Estate Corp.	47,693	498,392
Invesco Mortgage Capital, Inc.	70,498	1,175,202
Investors Real Estate Trust	59,131	515,622
iStar Financial, Inc. (a)	47,773	709,907
JAVELIN Mortgage Investment Corp.	6,969	92,060
Kite Realty Group Trust	74,992	464,950
LaSalle Hotel Properties (SBI)	58,823	1,945,865
Lexington Corporate Properties Trust	101,979	1,097,294
LTC Properties, Inc.	19,378	748,572
Medical Properties Trust, Inc.	96,556	1,303,506
Monmouth Real Estate Investment Corp. Class A	24,565	230,665
National Health Investors, Inc.	16,385	1,010,791
New Residential Investment Corp.	143,909	877,845
New York Mortgage Trust, Inc.	52,341	385,753
NorthStar Realty Finance Corp.	184,560	2,956,651
One Liberty Properties, Inc.	6,800	150,484
Parkway Properties, Inc.	33,018	622,719
Pebblebrook Hotel Trust	34,919	1,202,610
Pennsylvania Real Estate Investment Trust (SBI)	38,184	631,945
PennyMac Mortgage Investment Trust	39,525	926,466
Physicians Realty Trust	11,242	154,240
Potlatch Corp.	22,754	869,885
PS Business Parks, Inc.	10,918	936,437
QTS Realty Trust, Inc. Class A	8,201	223,477
RAIT Financial Trust (d)	46,898	383,626
Ramco-Gershenson Properties Trust (SBI)	38,090	627,723
Redwood Trust, Inc.	46,496	1,013,613
Resource Capital Corp.	72,066	396,363
Retail Opportunity Investments Corp.	40,116	627,414
Rexford Industrial Realty, Inc.	9,198	130,796
RLJ Lodging Trust	69,974	1,866,207
Rouse Properties, Inc.	14,367	241,222
Ryman Hospitality Properties, Inc. (d)	24,837	1,131,325
Sabra Health Care REIT, Inc. (d)	20,791	623,106
Saul Centers, Inc.	4,567	209,580
Select Income (REIT)	12,205	375,670
Silver Bay Realty Trust Corp.	8,513	127,525
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Sovran Self Storage, Inc.	17,621	$ 1,337,434
Stag Industrial, Inc.	24,832	584,297
Strategic Hotel & Resorts, Inc. (a)	102,656	1,107,658
Summit Hotel Properties, Inc.	44,662	404,638
Sun Communities, Inc.	22,853	1,041,411
Sunstone Hotel Investors, Inc.	103,654	1,483,289
Terreno Realty Corp.	14,088	257,388
The Geo Group, Inc.	40,515	1,358,468
UMH Properties, Inc.	10,828	106,656
Universal Health Realty Income Trust (SBI)	6,830	289,797
Urstadt Biddle Properties, Inc. Class A	14,094	287,659
Washington REIT (SBI)	37,467	916,443
Western Asset Mortgage Capital Corp.	23,074	340,803
Whitestone REIT Class B	12,367	173,509
Winthrop Realty Trust	18,162	252,452
ZAIS Financial Corp.	3,054	50,360
		76,088,840
Real Estate Management & Development - 0.3%
Alexander & Baldwin, Inc.	24,471	913,013
AV Homes, Inc. (a)	5,335	91,389
Consolidated-Tomoka Land Co.	3,517	139,027
Forestar Group, Inc. (a)(d)	19,080	325,314
Kennedy-Wilson Holdings, Inc.	36,865	805,132
RE/MAX Holdings, Inc.	6,764	190,880
Tejon Ranch Co. (a)	7,772	241,010
		2,705,765
Thrifts & Mortgage Finance - 1.6%
Astoria Financial Corp.	49,572	657,325
Banc of California, Inc.	10,380	130,477
Bank Mutual Corp.	26,289	158,260
BankFinancial Corp.	12,766	125,617
BBX Capital Corp. (a)	3,728	69,825
Beneficial Mutual Bancorp, Inc. (a)	17,516	228,409
Berkshire Hills Bancorp, Inc.	13,855	324,623
BofI Holding, Inc. (a)(d)	6,859	552,904
Brookline Bancorp, Inc., Delaware	40,971	372,017
Capitol Federal Financial, Inc.	82,801	996,924
Charter Financial Corp.	12,027	132,297
Clifton Bancorp, Inc.	4,484	51,970
Dime Community Bancshares, Inc.	17,454	284,500
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Doral Financial Corp. (a)	3,119	$ 29,818
ESB Financial Corp.	7,090	89,476
ESSA Bancorp, Inc.	4,382	45,529
Essent Group Ltd.	13,023	245,484
EverBank Financial Corp.	45,568	853,033
Farmer Mac Class C (non-vtg.)	6,105	217,216
First Defiance Financial Corp.	5,526	149,313
First Federal Bancshares of Arkansas, Inc. (a)	780	6,919
First Financial Northwest, Inc.	8,299	84,650
Flagstar Bancorp, Inc. (a)	11,435	201,256
Fox Chase Bancorp, Inc.	6,459	107,736
Franklin Financial Corp./VA (a)	6,409	127,924
Hingham Institution for Savings	624	43,374
Home Bancorp, Inc. (a)	4,891	99,043
Home Loan Servicing Solutions Ltd. (d)	40,226	891,006
HomeStreet, Inc.	7,559	137,271
Kearny Financial Corp. (a)	8,202	119,585
Ladder Capital Corp. Class A	8,535	152,691
Meridian Interstate Bancorp, Inc. (a)	5,096	128,776
Meta Financial Group, Inc.	3,367	141,111
MGIC Investment Corp. (a)(d)	183,750	1,580,250
NASB Financial, Inc.	1,946	46,432
Northfield Bancorp, Inc.	32,634	423,263
Northwest Bancshares, Inc.	52,717	700,609
OceanFirst Financial Corp.	7,879	127,797
Oritani Financial Corp.	25,269	374,739
PennyMac Financial Services, Inc.	7,170	113,788
Provident Financial Holdings, Inc.	4,390	61,767
Provident Financial Services, Inc.	33,404	580,562
Radian Group, Inc. (d)	97,949	1,369,327
Rockville Financial, Inc.	15,085	198,519
Stonegate Mortgage Corp. (a)(d)	5,171	65,413
Territorial Bancorp, Inc.	5,715	116,929
Tree.com, Inc. (a)	3,603	104,775
Trustco Bank Corp., New York	51,772	342,213
United Community Financial Corp. (a)	28,315	94,289
United Financial Bancorp, Inc.	10,717	189,048
Walker & Dunlop, Inc. (a)	9,575	150,136
Waterstone Financial, Inc. Maryland	3,923	40,838
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Westfield Financial, Inc.	11,150	$ 76,378
WSFS Financial Corp.	4,315	291,780
		15,005,211
TOTAL FINANCIALS		215,225,381
HEALTH CARE - 12.8%
Biotechnology - 4.1%
ACADIA Pharmaceuticals, Inc. (a)(d)	43,487	875,393
Acceleron Pharma, Inc. (d)	3,913	134,412
Achillion Pharmaceuticals, Inc. (a)(d)	53,646	152,891
Acorda Therapeutics, Inc. (a)	22,966	814,145
Aegerion Pharmaceuticals, Inc. (a)(d)	16,186	716,392
Agios Pharmaceuticals, Inc.	3,757	158,019
Alnylam Pharmaceuticals, Inc. (a)(d)	33,132	1,641,028
AMAG Pharmaceuticals, Inc. (a)(d)	11,893	217,166
Amicus Therapeutics, Inc. (a)(d)	15,682	34,814
Anacor Pharmaceuticals, Inc. (a)(d)	13,936	229,526
Arena Pharmaceuticals, Inc. (a)(d)	122,402	783,373
Argos Therapeutics, Inc. (a)	2,141	19,012
ArQule, Inc. (a)	27,969	45,310
Array BioPharma, Inc. (a)	68,181	271,360
Auspex Pharmaceuticals, Inc.	4,662	99,953
AVEO Pharmaceuticals, Inc. (a)(d)	26,099	32,102
BIND Therapeutics, Inc. (d)	3,389	31,958
BioTime, Inc. (a)(d)	22,836	59,145
Bluebird Bio, Inc.	4,103	81,239
Cara Therapeutics, Inc. (d)	2,953	42,494
Cell Therapeutics, Inc. (a)(d)	71,138	209,857
Celladon Corp. (a)	3,422	40,209
Celldex Therapeutics, Inc. (a)(d)	49,883	748,245
Cellular Dynamics International, Inc. (d)	2,038	24,354
Cepheid, Inc. (a)	37,716	1,639,892
Chelsea Therapeutics International Ltd. (a)(d)	43,113	210,391
ChemoCentryx, Inc. (a)(d)	12,853	70,434
Chimerix, Inc.	4,539	87,693
Clovis Oncology, Inc. (a)	10,069	544,431
Conatus Pharmaceuticals, Inc. (d)	3,132	19,262
Concert Pharmaceuticals, Inc.	3,219	28,778
Coronado Biosciences, Inc. (a)(d)	18,649	32,449
Curis, Inc. (a)(d)	46,833	105,843
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Cytokinetics, Inc. (a)(d)	17,796	$ 80,972
Cytori Therapeutics, Inc. (a)(d)	34,377	77,692
Dendreon Corp. (a)(d)	87,107	224,736
Dicerna Pharmaceuticals, Inc.	1,909	35,832
Durata Therapeutics, Inc. (a)(d)	7,826	105,964
Dyax Corp. (a)	75,705	500,410
Dynavax Technologies Corp. (a)(d)	145,144	236,585
Eagle Pharmaceuticals, Inc.	1,617	15,944
Eleven Biotherapeutics, Inc.	2,422	32,673
Emergent BioSolutions, Inc. (a)	15,197	400,593
Enanta Pharmaceuticals, Inc. (a)(d)	2,107	78,401
Enzon Pharmaceuticals, Inc.	19,100	17,001
Epizyme, Inc. (d)	3,614	78,857
Esperion Therapeutics, Inc. (d)	2,518	34,723
Exact Sciences Corp. (a)(d)	48,063	576,756
Exelixis, Inc. (a)(d)	109,532	387,743
Fibrocell Science, Inc. (a)(d)	13,879	52,740
Five Prime Therapeutics, Inc.	3,730	52,108
Flexion Therapeutics, Inc.	2,394	28,369
Foundation Medicine, Inc. (d)	3,792	110,575
Galena Biopharma, Inc. (a)(d)	65,322	160,039
Genocea Biosciences, Inc.	2,070	40,158
Genomic Health, Inc. (a)(d)	9,366	245,764
Geron Corp. (a)(d)	84,599	167,506
GlycoMimetics, Inc.	4,322	57,353
GTx, Inc. (a)(d)	13,506	20,799
Halozyme Therapeutics, Inc. (a)(d)	54,288	404,446
Harvard Apparatus (a)	3,500	30,275
Hyperion Therapeutics, Inc. (a)(d)	4,515	111,250
Idenix Pharmaceuticals, Inc. (a)(d)	62,043	341,857
ImmunoGen, Inc. (a)(d)	47,935	620,279
Immunomedics, Inc. (a)(d)	40,647	171,124
Infinity Pharmaceuticals, Inc. (a)	26,312	257,068
Insmed, Inc. (a)	20,146	280,835
Insys Therapeutics, Inc. (a)	4,749	194,994
Intercept Pharmaceuticals, Inc. (a)	4,063	1,073,120
InterMune, Inc. (a)(d)	55,658	1,785,509
Intrexon Corp. (d)	6,379	120,436
Ironwood Pharmaceuticals, Inc. Class A (a)	60,087	662,159
Isis Pharmaceuticals, Inc. (a)(d)	63,817	1,698,170
KaloBios Pharmaceuticals, Inc. (a)	6,513	14,785
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Karyopharm Therapeutics, Inc.	4,318	$ 115,852
Keryx Biopharmaceuticals, Inc. (a)(d)	50,031	738,958
Kindred Biosciences, Inc.	6,306	100,202
KYTHERA Biopharmaceuticals, Inc. (a)(d)	6,520	212,617
Lexicon Pharmaceuticals, Inc. (a)(d)	134,583	207,258
Ligand Pharmaceuticals, Inc. Class B (a)(d)	10,019	632,900
Macrogenics, Inc.	3,685	73,479
MannKind Corp. (a)(d)	83,487	546,840
MEI Pharma, Inc. (a)	7,273	56,875
Merrimack Pharmaceuticals, Inc. (a)(d)	53,087	233,052
MiMedx Group, Inc. (a)	53,769	310,785
Momenta Pharmaceuticals, Inc. (a)	26,076	297,788
Nanosphere, Inc. (a)	29,094	49,751
Navidea Biopharmaceuticals, Inc. (a)(d)	68,459	114,327
Neurocrine Biosciences, Inc. (a)	42,940	602,019
NewLink Genetics Corp. (a)(d)	10,148	223,256
Novavax, Inc. (a)(d)	106,823	467,885
NPS Pharmaceuticals, Inc. (a)(d)	57,128	1,520,747
OncoGenex Pharmaceuticals, Inc. (a)(d)	8,519	33,054
OncoMed Pharmaceuticals, Inc. (d)	2,542	66,956
Onconova Therapeutics, Inc.	2,824	15,758
Ophthotech Corp.	5,374	182,662
Opko Health, Inc. (a)(d)	108,138	894,301
Orexigen Therapeutics, Inc. (a)(d)	63,518	356,971
Osiris Therapeutics, Inc. (a)(d)	9,321	132,638
OvaScience, Inc. (a)(d)	6,138	49,841
PDL BioPharma, Inc. (d)	90,654	769,652
Peregrine Pharmaceuticals, Inc. (a)(d)	96,660	168,188
Portola Pharmaceuticals, Inc. (d)	6,084	142,731
Progenics Pharmaceuticals, Inc. (a)(d)	39,891	140,815
Prothena Corp. PLC (a)	7,821	172,062
PTC Therapeutics, Inc. (a)(d)	6,237	121,871
Puma Biotechnology, Inc. (a)	13,207	997,657
Raptor Pharmaceutical Corp. (a)(d)	32,815	271,380
Receptos, Inc.	4,005	135,329
Regulus Therapeutics, Inc. (a)(d)	5,746	40,969
Repligen Corp. (a)(d)	17,509	277,518
Retrophin, Inc. (a)	10,364	148,102
Rigel Pharmaceuticals, Inc. (a)	48,278	154,490
Sangamo Biosciences, Inc. (a)	37,611	520,536
Sarepta Therapeutics, Inc. (a)(d)	21,171	786,079
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
SIGA Technologies, Inc. (a)(d)	31,627	$ 90,769
Spectrum Pharmaceuticals, Inc. (a)	35,441	243,480
Stemline Therapeutics, Inc. (a)(d)	5,475	83,822
Sunesis Pharmaceuticals, Inc. (a)(d)	20,004	102,621
Synageva BioPharma Corp. (a)(d)	11,594	1,001,374
Synergy Pharmaceuticals, Inc. (a)(d)	45,023	202,153
Synta Pharmaceuticals Corp. (a)(d)	27,682	116,541
Targacept, Inc. (a)	15,030	66,733
TESARO, Inc. (a)(d)	8,161	203,699
TetraLogic Pharmaceuticals Corp.	1,975	11,258
Tetraphase Pharmaceuticals, Inc. (a)	8,555	91,881
TG Therapeutics, Inc. (a)(d)	9,767	52,058
Threshold Pharmaceuticals, Inc. (a)	28,110	115,251
Trevena, Inc.	3,901	19,544
Ultragenyx Pharmaceutical, Inc. (d)	3,616	140,228
Vanda Pharmaceuticals, Inc. (a)(d)	19,240	268,013
Verastem, Inc. (a)(d)	9,467	79,049
Vical, Inc. (a)(d)	40,381	45,631
Xencor, Inc.	7,906	78,269
XOMA Corp. (a)(d)	42,338	187,981
ZIOPHARM Oncology, Inc. (a)(d)	44,576	160,474
		38,233,150
Health Care Equipment & Supplies - 3.3%
Abaxis, Inc. (d)	12,357	501,818
Abiomed, Inc. (a)(d)	21,635	512,533
Accuray, Inc. (a)(d)	41,570	349,188
Align Technology, Inc. (a)	41,325	2,082,367
Alphatec Holdings, Inc. (a)	36,216	48,892
Analogic Corp.	6,842	513,697
Angiodynamics, Inc. (a)	14,169	190,431
Anika Therapeutics, Inc. (a)	6,840	292,342
Antares Pharma, Inc. (a)(d)	62,164	172,816
ArthroCare Corp. (a)	15,789	766,240
Atricure, Inc. (a)	13,264	204,266
Atrion Corp.	875	252,289
BioLase Technology, Inc. (d)	17,685	34,132
Cantel Medical Corp.	18,311	607,193
Cardiovascular Systems, Inc. (a)	14,633	420,699
Cerus Corp. (a)(d)	38,350	166,056
CONMED Corp.	15,594	722,470
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cryolife, Inc.	15,929	$ 144,635
Cutera, Inc. (a)	8,934	92,110
Cyberonics, Inc. (a)(d)	15,474	915,442
Cynosure, Inc. Class A (a)	11,126	273,032
Derma Sciences, Inc. (a)	10,892	112,623
DexCom, Inc. (a)	40,057	1,299,449
Endologix, Inc. (a)(d)	35,195	446,273
Exactech, Inc. (a)	4,853	107,834
Genmark Diagnostics, Inc. (a)(d)	20,108	179,967
Globus Medical, Inc. (a)	30,918	755,018
Greatbatch, Inc. (a)	13,317	612,982
Haemonetics Corp. (a)(d)	28,924	878,133
HeartWare International, Inc. (a)(d)	9,137	776,280
ICU Medical, Inc. (a)(d)	7,237	403,680
Inogen, Inc.	2,960	41,766
Insulet Corp. (a)(d)	30,249	1,138,270
Integra LifeSciences Holdings Corp. (a)(d)	12,855	585,931
Invacare Corp.	17,670	279,186
Ldr Holding Corp.	3,115	77,626
Masimo Corp. (a)(d)	27,344	731,725
Medical Action Industries, Inc. (a)	8,309	53,261
Meridian Bioscience, Inc.	23,725	473,788
Merit Medical Systems, Inc. (a)	23,378	300,875
Natus Medical, Inc. (a)	18,327	455,059
Neogen Corp. (a)(d)	20,381	851,416
NuVasive, Inc. (a)	26,336	887,787
NxStage Medical, Inc. (a)	33,480	383,011
OraSure Technologies, Inc. (a)	31,361	205,415
Orthofix International NV (a)	10,934	330,207
Oxford Immunotec Global PLC (a)	3,769	67,465
PhotoMedex, Inc. (a)(d)	7,142	107,916
Quidel Corp. (a)(d)	16,064	344,573
Rockwell Medical Technologies, Inc. (a)(d)	22,474	228,336
RTI Biologics, Inc. (a)	33,063	142,171
Staar Surgical Co. (a)	20,863	354,880
Steris Corp.	33,171	1,593,867
SurModics, Inc. (a)	8,192	178,258
Symmetry Medical, Inc. (a)	20,901	172,642
Tandem Diabetes Care, Inc. (d)	5,291	92,963
TearLab Corp. (a)(d)	16,041	69,297
The Spectranetics Corp. (a)	22,513	478,626
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Thoratec Corp. (a)	32,510	$ 1,065,678
Tornier NV (a)	14,954	253,769
Unilife Corp. (a)(d)	56,423	183,375
Utah Medical Products, Inc.	2,059	104,577
Vascular Solutions, Inc. (a)	9,619	210,752
Veracyte, Inc.	2,913	37,316
Volcano Corp. (a)(d)	30,491	535,422
West Pharmaceutical Services, Inc.	39,137	1,697,763
Wright Medical Group, Inc. (a)	22,574	617,399
Zeltiq Aesthetics, Inc. (a)	9,981	182,552
		30,349,807
Health Care Providers & Services - 2.6%
Acadia Healthcare Co., Inc. (a)(d)	20,056	842,753
Addus HomeCare Corp. (a)	2,800	60,536
Air Methods Corp. (a)(d)	21,953	1,222,124
Alliance Healthcare Services, Inc. (a)	2,887	82,164
Almost Family, Inc. (a)	4,916	105,547
Amedisys, Inc. (a)(d)	17,256	235,199
AMN Healthcare Services, Inc. (a)	26,420	329,722
AmSurg Corp. (a)	18,159	786,466
Bio-Reference Laboratories, Inc. (a)(d)	13,897	352,984
BioScrip, Inc. (a)(d)	31,952	221,108
Capital Senior Living Corp. (a)	16,375	404,954
Centene Corp. (a)	30,717	2,039,609
Chemed Corp. (d)	9,961	829,452
Chindex International, Inc. (a)	7,272	173,292
Corvel Corp. (a)	6,277	285,855
Cross Country Healthcare, Inc. (a)	15,086	106,960
Emeritus Corp. (a)	22,495	671,026
ExamWorks Group, Inc. (a)	17,998	662,326
Five Star Quality Care, Inc. (a)	24,289	117,316
Gentiva Health Services, Inc. (a)	18,144	136,624
Hanger, Inc. (a)	19,487	675,614
HealthSouth Corp.	49,215	1,704,808
Healthways, Inc. (a)(d)	19,387	348,966
IPC The Hospitalist Co., Inc. (a)(d)	9,393	380,417
Kindred Healthcare, Inc.	30,496	765,450
Landauer, Inc.	5,350	231,334
LHC Group, Inc. (a)	6,782	140,930
Magellan Health Services, Inc. (a)	15,210	877,921
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Molina Healthcare, Inc. (a)(d)	15,903	$ 594,772
MWI Veterinary Supply, Inc. (a)(d)	7,240	1,134,074
National Healthcare Corp.	6,017	329,310
National Research Corp. Class A (a)	5,251	82,756
Owens & Minor, Inc. (d)	35,692	1,197,110
PharMerica Corp. (a)	16,639	452,414
Providence Service Corp. (a)	5,964	242,198
Select Medical Holdings Corp.	27,174	379,349
Skilled Healthcare Group, Inc. (a)	12,905	66,590
Surgical Care Affiliates, Inc.	6,206	182,332
Team Health Holdings, Inc. (a)(d)	38,720	1,877,146
The Ensign Group, Inc.	11,057	469,923
Triple-S Management Corp. (a)	13,272	198,815
U.S. Physical Therapy, Inc.	6,790	209,472
Universal American Spin Corp.	22,214	159,274
USMD Holdings, Inc. (a)	367	4,624
Wellcare Health Plans, Inc. (a)	24,561	1,657,131
		24,028,747
Health Care Technology - 0.8%
athenahealth, Inc. (a)(d)	20,764	2,567,261
Computer Programs & Systems, Inc.	6,235	393,616
HealthStream, Inc. (a)	11,111	251,664
HMS Holdings Corp. (a)(d)	49,733	804,183
MedAssets, Inc. (a)	34,476	787,087
Medidata Solutions, Inc. (a)(d)	30,136	1,094,238
Merge Healthcare, Inc. (a)	34,849	79,456
Omnicell, Inc. (a)	20,369	539,371
Quality Systems, Inc.	22,810	336,904
Vocera Communications, Inc. (a)(d)	12,346	188,277
		7,042,057
Life Sciences Tools & Services - 0.5%
Accelerate Diagnostics, Inc. (a)(d)	6,691	123,315
Affymetrix, Inc. (a)(d)	40,480	300,766
Albany Molecular Research, Inc. (a)(d)	13,343	214,289
Cambrex Corp. (a)	16,819	344,621
Fluidigm Corp. (a)(d)	14,197	533,239
Furiex Pharmaceuticals, Inc. (a)	4,026	416,168
Harvard Bioscience, Inc. (a)	15,254	64,372
Luminex Corp. (a)(d)	21,036	404,102
NeoGenomics, Inc. (a)	18,707	61,920
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Pacific Biosciences of California, Inc. (a)	29,145	$ 128,821
PAREXEL International Corp. (a)	32,155	1,458,229
Sequenom, Inc. (a)(d)	63,571	173,549
		4,223,391
Pharmaceuticals - 1.5%
AcelRx Pharmaceuticals, Inc. (a)(d)	12,868	139,232
Aerie Pharmaceuticals, Inc.	4,496	70,407
Akorn, Inc. (a)(d)	32,705	824,820
Alimera Sciences, Inc. (a)(d)	12,750	77,520
Ampio Pharmaceuticals, Inc. (a)(d)	21,996	133,956
Aratana Therapeutics, Inc.	4,508	62,120
AstraZeneca PLC rights (a)	1,000	0
Auxilium Pharmaceuticals, Inc. (a)(d)	27,583	620,893
AVANIR Pharmaceuticals Class A (a)(d)	83,078	413,728
Biodelivery Sciences International, Inc. (a)(d)	21,351	190,237
Cempra, Inc. (a)(d)	11,086	101,104
Corcept Therapeutics, Inc. (a)	30,681	135,610
DepoMed, Inc. (a)	31,680	443,837
Egalet Corp.	1,375	15,895
Endocyte, Inc. (a)(d)	19,978	361,802
Horizon Pharma, Inc. (a)	31,131	441,438
Impax Laboratories, Inc. (a)	38,490	1,006,514
Lannett Co., Inc. (a)	10,505	362,738
Nektar Therapeutics (a)(d)	70,037	824,335
Omeros Corp. (a)(d)	19,060	235,963
Pacira Pharmaceuticals, Inc. (a)	16,870	1,155,426
Pernix Therapeutics Holdings, Inc. (a)(d)	9,246	44,473
Pozen, Inc.	15,266	127,624
Prestige Brands Holdings, Inc. (a)	28,743	963,465
Questcor Pharmaceuticals, Inc. (d)	29,309	2,408,614
Relypsa, Inc. (d)	4,009	89,521
Repros Therapeutics, Inc. (a)(d)	12,604	212,629
Revance Therapeutics, Inc.	3,949	135,372
Sagent Pharmaceuticals, Inc. (a)	10,833	224,135
SciClone Pharmaceuticals, Inc. (a)	31,052	148,429
Sucampo Pharmaceuticals, Inc. Class A (a)(d)	7,294	50,402
Supernus Pharmaceuticals, Inc. (a)(d)	11,477	94,226
The Medicines Company (a)(d)	35,429	942,411
TherapeuticsMD, Inc. (a)(d)	47,125	197,925
VIVUS, Inc. (a)(d)	58,217	302,728
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
XenoPort, Inc. (a)	30,689	$ 124,597
Zogenix, Inc. (a)(d)	53,949	131,636
		13,815,762
TOTAL HEALTH CARE		117,692,914
INDUSTRIALS - 14.5%
Aerospace & Defense - 1.8%
AAR Corp.	22,357	579,046
AeroVironment, Inc. (a)	10,360	349,857
American Science & Engineering, Inc.	4,479	300,989
API Technologies Corp. (a)	21,295	48,553
Astronics Corp. (a)	8,431	481,579
Cubic Corp. (d)	11,038	523,532
Curtiss-Wright Corp.	26,412	1,688,783
DigitalGlobe, Inc. (a)	42,130	1,254,631
Ducommun, Inc. (a)	5,893	143,023
Engility Holdings, Inc. (a)	9,690	422,872
Erickson Air-Crane, Inc. (a)(d)	2,460	38,893
Esterline Technologies Corp. (a)	17,636	1,922,677
GenCorp, Inc. (non-vtg.) (a)(d)	33,802	593,563
HEICO Corp. (d)	37,554	2,077,487
Innovative Solutions & Support, Inc. (a)	8,173	55,004
KEYW Holding Corp. (a)(d)	18,267	234,731
Kratos Defense & Security Solutions, Inc. (a)(d)	24,323	175,612
LMI Aerospace, Inc. (a)(d)	5,921	80,762
Moog, Inc. Class A (a)	25,621	1,676,894
National Presto Industries, Inc. (d)	2,738	197,848
Orbital Sciences Corp. (a)	33,714	991,192
Sparton Corp. (a)	5,876	159,592
Taser International, Inc. (a)(d)	28,659	462,843
Teledyne Technologies, Inc. (a)	21,061	1,955,724
		16,415,687
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	29,089	227,767
Atlas Air Worldwide Holdings, Inc. (a)(d)	14,430	504,906
Echo Global Logistics, Inc. (a)(d)	9,970	195,013
Forward Air Corp.	17,152	758,633
Hub Group, Inc. Class A (a)	20,685	923,585
Park-Ohio Holdings Corp. (a)	4,827	281,849
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
UTi Worldwide, Inc. (d)	50,953	$ 498,830
XPO Logistics, Inc. (a)(d)	29,335	796,152
		4,186,735
Airlines - 0.6%
Allegiant Travel Co.	8,461	993,744
CHC Group Ltd. (a)	20,139	135,938
Hawaiian Holdings, Inc. (a)(d)	29,176	421,593
JetBlue Airways Corp. (a)(d)	138,425	1,094,250
Republic Airways Holdings, Inc. (a)	27,032	224,636
SkyWest, Inc.	30,037	348,429
Spirit Airlines, Inc. (a)	34,036	1,934,606
		5,153,196
Building Products - 0.8%
AAON, Inc.	16,096	456,322
American Woodmark Corp. (a)	5,878	176,399
Apogee Enterprises, Inc.	16,136	512,641
Builders FirstSource, Inc. (a)	24,714	194,005
Continental Building Products, Inc. (a)	7,595	129,115
Gibraltar Industries, Inc. (a)	17,063	291,436
Griffon Corp.	24,116	256,594
Insteel Industries, Inc.	10,115	208,167
NCI Building Systems, Inc. (a)	11,451	179,094
Norcraft Companies, Inc.	4,100	65,108
Nortek, Inc. (a)	4,959	407,431
Patrick Industries, Inc. (a)	3,654	146,416
PGT, Inc. (a)	18,227	181,359
Ply Gem Holdings, Inc.	9,441	120,373
Quanex Building Products Corp.	21,575	406,473
Simpson Manufacturing Co. Ltd.	23,021	754,859
Trex Co., Inc. (a)(d)	9,610	754,577
Universal Forest Products, Inc.	11,133	562,105
USG Corp. (a)(d)	43,488	1,298,552
		7,101,026
Commercial Services & Supplies - 2.0%
ABM Industries, Inc.	30,795	834,237
ACCO Brands Corp. (a)(d)	65,065	398,848
Acorn Energy, Inc. (a)(d)	12,828	29,761
ARC Document Solutions, Inc. (a)	20,773	132,947
Casella Waste Systems, Inc. Class A (a)	20,576	104,938
CECO Environmental Corp. (d)	9,716	154,387
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Cenveo, Inc. (a)(d)	30,648	$ 94,702
CompX International, Inc. Class A	453	4,168
Courier Corp.	6,196	90,028
Deluxe Corp. (d)	28,763	1,580,527
EnerNOC, Inc. (a)	14,962	353,103
Ennis, Inc.	14,490	216,770
G&K Services, Inc. Class A	10,930	578,634
Healthcare Services Group, Inc. (d)	38,310	1,114,821
Heritage-Crystal Clean, Inc. (a)(d)	4,570	73,120
Herman Miller, Inc.	32,806	1,011,409
HNI Corp.	25,695	905,235
InnerWorkings, Inc. (a)(d)	25,722	185,198
Interface, Inc.	33,257	598,293
Intersections, Inc.	5,741	32,264
Kimball International, Inc. Class B	18,579	311,384
Knoll, Inc.	27,543	501,007
McGrath RentCorp.	14,516	458,415
Mobile Mini, Inc.	21,817	963,875
Msa Safety, Inc.	16,091	848,800
Multi-Color Corp.	6,777	236,178
NL Industries, Inc.	3,212	32,216
Performant Financial Corp. (a)	13,068	113,822
Quad/Graphics, Inc.	14,266	308,859
Schawk, Inc. Class A	8,042	160,840
SP Plus Corp. (a)(d)	8,592	209,817
Steelcase, Inc. Class A	47,739	786,739
Swisher Hygiene, Inc. (Canada) (a)	53,835	21,609
Team, Inc. (a)	11,513	493,793
Tetra Tech, Inc.	36,795	1,054,913
The Brink's Co.	27,263	693,571
TRC Companies, Inc. (a)	8,134	48,235
U.S. Ecology, Inc.	12,012	536,336
UniFirst Corp.	8,235	792,536
United Stationers, Inc.	22,999	863,152
Viad Corp.	11,410	263,001
West Corp.	11,685	284,530
		18,477,018
Construction & Engineering - 0.9%
Aegion Corp. (a)(d)	21,892	558,027
Ameresco, Inc. Class A (a)	10,340	66,279
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Argan, Inc.	7,664	$ 205,165
Comfort Systems U.S.A., Inc.	21,443	321,645
Dycom Industries, Inc. (a)	18,578	583,349
EMCOR Group, Inc.	37,936	1,744,677
Furmanite Corp. (a)	20,986	219,933
Granite Construction, Inc.	21,786	814,361
Great Lakes Dredge & Dock Corp. (a)	34,344	296,389
Layne Christensen Co. (a)(d)	10,997	191,568
MasTec, Inc. (a)(d)	33,630	1,331,075
MYR Group, Inc. (a)	12,354	289,825
Northwest Pipe Co. (a)	5,301	189,617
Orion Marine Group, Inc. (a)	15,164	177,874
Pike Corp. (a)	14,550	139,680
Primoris Services Corp.	19,911	557,110
Sterling Construction Co., Inc. (a)	8,963	68,836
Tutor Perini Corp. (a)	20,843	616,953
		8,372,363
Electrical Equipment - 1.5%
Acuity Brands, Inc.	24,171	3,010,981
American Superconductor Corp. (a)(d)	27,464	35,154
AZZ, Inc.	14,298	620,819
Brady Corp. Class A	25,814	665,743
Capstone Turbine Corp. (a)(d)	170,378	350,979
Encore Wire Corp.	11,566	563,611
EnerSys	27,206	1,838,581
Enphase Energy, Inc. (a)(d)	9,079	68,546
Franklin Electric Co., Inc.	26,687	1,031,986
FuelCell Energy, Inc. (a)(d)	112,324	254,975
Generac Holdings, Inc. (d)	29,108	1,713,879
General Cable Corp.	28,114	720,281
Global Power Equipment Group, Inc.	9,905	173,635
GrafTech International Ltd. (a)	66,145	741,485
LSI Industries, Inc.	11,290	85,917
Polypore International, Inc. (a)	26,429	916,558
Powell Industries, Inc.	5,080	321,666
Power Solutions International, Inc. (a)(d)	1,280	105,920
PowerSecure International, Inc. (a)(d)	12,410	275,874
Preformed Line Products Co.	1,574	94,062
Revolution Lighting Technologies, Inc. (a)(d)	16,829	48,972
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Thermon Group Holdings, Inc. (a)	15,311	$ 364,708
Vicor Corp. (a)	10,035	83,893
		14,088,225
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	20,337	628,413
Machinery - 3.3%
Accuride Corp. (a)(d)	22,430	126,505
Actuant Corp. Class A	41,525	1,406,037
Alamo Group, Inc.	3,955	210,090
Albany International Corp. Class A	15,576	560,424
Altra Industrial Motion Corp.	15,046	513,971
American Railcar Industries, Inc. (d)	5,288	367,199
Ampco-Pittsburgh Corp.	4,644	93,019
Astec Industries, Inc.	11,359	453,792
Barnes Group, Inc.	30,543	1,176,516
Blount International, Inc. (a)	28,743	321,059
Briggs & Stratton Corp. (d)	26,851	573,806
Chart Industries, Inc. (a)(d)	17,166	1,171,065
CIRCOR International, Inc.	9,820	797,482
CLARCOR, Inc.	28,044	1,619,821
Columbus McKinnon Corp. (NY Shares)	10,742	284,556
Commercial Vehicle Group, Inc. (a)	14,299	138,843
Douglas Dynamics, Inc.	12,240	206,489
Dynamic Materials Corp.	7,676	155,055
Energy Recovery, Inc. (a)(d)	24,333	124,342
EnPro Industries, Inc. (a)	11,793	839,780
ESCO Technologies, Inc.	14,730	492,277
ExOne Co. (a)(d)	3,616	124,897
Federal Signal Corp.	34,795	528,188
FreightCar America, Inc.	6,675	175,286
Global Brass & Copper Holdings, Inc.	5,183	82,202
Gorman-Rupp Co.	10,413	323,324
Graham Corp.	5,664	169,014
Greenbrier Companies, Inc. (a)(d)	13,847	726,137
Hardinge, Inc.	7,135	95,324
Hurco Companies, Inc.	3,393	90,457
Hyster-Yale Materials Handling Class A	5,924	571,014
John Bean Technologies Corp.	16,738	485,235
Kadant, Inc.	6,298	218,856
L.B. Foster Co. Class A	5,731	271,363
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Lindsay Corp. (d)	7,219	$ 636,210
Lydall, Inc. (a)	9,485	222,044
Manitex International, Inc. (a)	7,680	126,413
Meritor, Inc. (a)	54,495	646,856
Middleby Corp. (a)	10,612	2,679,318
Miller Industries, Inc.	5,929	114,845
Mueller Industries, Inc.	31,564	913,462
Mueller Water Products, Inc. Class A	88,317	805,451
NN, Inc.	10,243	200,456
Omega Flex, Inc.	1,499	30,235
PMFG, Inc. (a)	11,184	63,413
Proto Labs, Inc. (a)(d)	9,568	579,247
RBC Bearings, Inc. (a)	13,064	813,365
Rexnord Corp. (a)	17,060	456,184
Standex International Corp.	6,999	415,531
Sun Hydraulics Corp.	12,002	490,642
Tecumseh Products Co. Class A (non-vtg.)	10,357	62,246
Tennant Co.	10,272	655,251
Titan International, Inc. (d)	29,946	524,354
TriMas Corp. (a)	25,298	907,186
Twin Disc, Inc.	4,685	135,537
Wabash National Corp. (a)(d)	38,287	511,514
Watts Water Technologies, Inc. Class A	16,124	857,797
Woodward, Inc.	38,860	1,742,094
Xerium Technologies, Inc. (a)	5,706	77,031
		30,160,107
Marine - 0.1%
International Shipholding Corp.	3,046	82,059
Matson, Inc.	23,822	564,343
Scorpio Bulkers, Inc. (a)	74,858	669,979
Ultrapetrol (Bahamas) Ltd. (a)	16,969	48,022
		1,364,403
Professional Services - 1.3%
Acacia Research Corp.	27,475	440,699
Advisory Board Co. (a)(d)	20,130	1,152,644
Barrett Business Services, Inc.	3,861	194,633
CBIZ, Inc. (a)(d)	19,439	166,592
CDI Corp.	8,083	123,832
Corporate Executive Board Co.	19,060	1,315,521
CRA International, Inc. (a)	6,165	134,212
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Exponent, Inc.	7,566	$ 532,798
Franklin Covey Co. (a)	5,018	101,715
FTI Consulting, Inc. (a)(d)	22,804	782,177
GP Strategies Corp. (a)	8,824	231,895
Heidrick & Struggles International, Inc.	10,260	193,401
Huron Consulting Group, Inc. (a)	13,013	926,526
ICF International, Inc. (a)	11,014	429,216
Insperity, Inc.	12,502	400,814
Kelly Services, Inc. Class A (non-vtg.)	15,837	333,527
Kforce, Inc.	15,407	356,210
Korn/Ferry International (a)	27,619	802,332
MISTRAS Group, Inc. (a)	8,928	202,755
Navigant Consulting, Inc. (a)	28,779	483,487
Odyssey Marine Exploration, Inc. (a)(d)	44,753	98,009
On Assignment, Inc. (a)	25,605	896,175
Pendrell Corp. (a)	90,658	149,586
Resources Connection, Inc.	22,686	308,756
RPX Corp. (a)	18,544	303,751
TrueBlue, Inc. (a)	22,812	610,221
VSE Corp.	2,515	157,112
WageWorks, Inc. (a)	13,931	590,256
		12,418,852
Road & Rail - 0.6%
Arkansas Best Corp.	14,395	567,451
Celadon Group, Inc.	11,051	254,284
Heartland Express, Inc. (d)	25,995	565,651
Knight Transportation, Inc. (d)	33,014	783,422
Marten Transport Ltd.	13,111	307,584
Patriot Transportation Holding, Inc. (a)	3,870	134,986
Quality Distribution, Inc. (a)	11,700	147,069
Roadrunner Transportation Systems, Inc. (a)(d)	10,648	262,260
Saia, Inc. (a)	13,609	560,283
Swift Transporation Co. (a)	47,394	1,139,826
Universal Truckload Services, Inc.	3,023	74,547
Werner Enterprises, Inc.	25,782	660,019
YRC Worldwide, Inc. (a)	17,485	392,189
		5,849,571
Trading Companies & Distributors - 1.0%
Aceto Corp.	15,519	339,556
Aircastle Ltd.	38,368	674,126
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Applied Industrial Technologies, Inc.	23,801	$ 1,140,544
Beacon Roofing Supply, Inc. (a)(d)	27,850	990,903
BlueLinx Corp. (a)	12,863	16,851
CAI International, Inc. (a)(d)	9,460	205,755
DXP Enterprises, Inc. (a)	5,297	599,673
H&E Equipment Services, Inc. (a)	16,838	649,105
Houston Wire & Cable Co.	9,647	120,202
Kaman Corp.	15,305	642,351
Rush Enterprises, Inc. Class A (a)(d)	19,844	636,992
Stock Building Supply Holdings, Inc.	4,795	83,001
TAL International Group, Inc. (d)	19,015	802,053
Textainer Group Holdings Ltd. (d)	11,885	467,081
Titan Machinery, Inc. (a)(d)	9,601	169,362
Watsco, Inc.	14,495	1,491,680
		9,029,235
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)	23,038	466,750
TOTAL INDUSTRIALS		133,711,581
INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 1.7%
ADTRAN, Inc.	33,522	751,898
Alliance Fiber Optic Products, Inc. (d)	6,675	128,294
Applied Optoelectronics, Inc.	2,603	58,568
Arris Group, Inc. (a)	65,748	1,715,365
Aruba Networks, Inc. (a)(d)	63,013	1,245,767
Aviat Networks, Inc. (a)	35,973	54,319
Bel Fuse, Inc. Class B (non-vtg.)	6,196	134,825
Black Box Corp.	9,015	191,659
CalAmp Corp. (a)(d)	19,628	348,397
Calix Networks, Inc. (a)	22,183	195,432
Ciena Corp. (a)(d)	57,370	1,134,205
Comtech Telecommunications Corp.	9,171	291,179
Digi International, Inc. (a)	14,676	130,029
Emulex Corp. (a)	44,515	318,282
Extreme Networks, Inc. (a)	50,928	291,308
Finisar Corp. (a)(d)	52,733	1,378,968
Harmonic, Inc. (a)	56,070	394,172
Infinera Corp. (a)(d)	68,403	612,891
InterDigital, Inc. (d)	23,040	799,949
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Ixia (a)	31,987	$ 397,279
KVH Industries, Inc. (a)	8,924	120,563
NETGEAR, Inc. (a)(d)	21,804	704,269
NumereX Corp. Class A (a)(d)	7,299	74,815
Oplink Communications, Inc. (a)	11,274	193,236
Parkervision, Inc. (a)(d)	48,332	220,394
PC-Tel, Inc.	9,005	74,291
Plantronics, Inc.	24,181	1,053,566
Procera Networks, Inc. (a)(d)	11,639	107,777
Ruckus Wireless, Inc. (a)	25,340	264,803
ShoreTel, Inc. (a)	32,372	244,409
Sonus Networks, Inc. (a)	111,278	363,879
Tessco Technologies, Inc.	3,016	99,196
Ubiquiti Networks, Inc. (a)	7,041	272,698
ViaSat, Inc. (a)(d)	22,363	1,435,928
Westell Technologies, Inc. Class A (a)	26,559	86,582
		15,889,192
Electronic Equipment & Components - 2.7%
Aeroflex Holding Corp. (a)	11,850	90,653
Agilysys, Inc. (a)	8,101	101,587
Anixter International, Inc.	15,314	1,500,466
Audience, Inc. (a)	5,601	64,412
Badger Meter, Inc.	8,568	424,544
Belden, Inc.	24,865	1,835,286
Benchmark Electronics, Inc. (a)	30,751	712,808
Checkpoint Systems, Inc. (a)	22,636	289,062
Cognex Corp. (a)	49,104	1,690,651
Coherent, Inc. (a)	13,729	819,759
Control4 Corp.	2,265	40,000
CTS Corp.	18,465	328,492
Daktronics, Inc.	20,185	262,809
DTS, Inc. (a)	10,494	195,293
Electro Rent Corp.	10,709	172,950
Electro Scientific Industries, Inc.	13,432	113,903
Fabrinet (a)	16,146	348,754
FARO Technologies, Inc. (a)	9,560	381,444
FEI Co.	23,550	1,872,696
GSI Group, Inc. (a)	16,975	206,077
II-VI, Inc. (a)	29,132	419,501
Insight Enterprises, Inc. (a)	24,228	632,835
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
InvenSense, Inc. (a)(d)	32,175	$ 692,728
Itron, Inc. (a)	22,310	847,780
KEMET Corp. (a)	26,550	133,016
Littelfuse, Inc.	12,476	1,129,702
Maxwell Technologies, Inc. (a)(d)	16,337	246,035
Measurement Specialties, Inc. (a)	8,723	561,325
Mercury Systems, Inc. (a)	19,020	265,519
Mesa Laboratories, Inc.	1,457	124,865
Methode Electronics, Inc. Class A	20,718	574,717
MTS Systems Corp.	8,778	565,918
Multi-Fineline Electronix, Inc. (a)	5,253	65,032
Neonode, Inc. (a)(d)	14,682	78,549
Newport Corp. (a)	21,770	406,664
OSI Systems, Inc. (a)	11,246	627,639
Park Electrochemical Corp.	11,518	307,070
PC Connection, Inc.	5,206	104,172
Plexus Corp. (a)	19,333	810,439
RadiSys Corp. (a)	16,147	51,670
RealD, Inc. (a)(d)	22,188	243,180
Richardson Electronics Ltd.	5,874	58,857
Rofin-Sinar Technologies, Inc. (a)	15,596	346,231
Rogers Corp. (a)	10,092	605,722
Sanmina Corp. (a)	46,711	945,898
ScanSource, Inc. (a)	15,855	608,991
Speed Commerce, Inc. (a)	27,080	89,364
SYNNEX Corp. (a)	14,902	1,004,097
TTM Technologies, Inc. (a)	29,060	229,283
Uni-Pixel, Inc. (a)(d)	4,811	26,316
Universal Display Corp. (a)(d)	22,805	594,070
Viasystems Group, Inc. (a)	1,488	17,886
Vishay Precision Group, Inc. (a)	6,542	106,177
Zygo Corp. (a)	9,356	180,009
		25,152,903
Internet Software & Services - 2.7%
Angie's List, Inc. (a)(d)	23,228	262,709
Bankrate, Inc. (a)(d)	25,915	454,031
Bazaarvoice, Inc. (a)(d)	27,586	185,378
Benefitfocus, Inc. (d)	2,899	93,928
Blucora, Inc. (a)(d)	22,953	441,845
Brightcove, Inc. (a)	16,380	141,196
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Carbonite, Inc. (a)	6,426	$ 63,553
Care.com, Inc. (d)	4,015	49,184
ChannelAdvisor Corp. (a)(d)	3,502	91,892
Chegg, Inc. (d)	8,440	44,479
comScore, Inc. (a)	19,935	624,564
Constant Contact, Inc. (a)	17,230	445,568
Conversant, Inc. (a)(d)	37,781	923,368
Cornerstone OnDemand, Inc. (a)	22,621	831,548
CoStar Group, Inc. (a)	16,142	2,597,086
Cvent, Inc. (d)	3,735	102,825
DealerTrack Holdings, Inc. (a)(d)	24,611	1,124,477
Demand Media, Inc. (a)(d)	20,840	86,694
Demandware, Inc. (a)	10,312	511,785
Dice Holdings, Inc. (a)	22,881	175,040
Digital River, Inc. (a)	18,641	285,021
E2open, Inc. (a)(d)	9,044	156,190
EarthLink Holdings Corp.	58,039	197,913
eGain Communications Corp. (a)(d)	6,208	40,600
Endurance International Group Holdings, Inc. (d)	12,507	158,214
Envestnet, Inc. (a)	13,328	491,137
Global Eagle Entertainment, Inc. (a)	15,443	170,336
Gogo, Inc. (d)	6,028	81,499
Internap Network Services Corp. (a)	30,416	204,396
IntraLinks Holdings, Inc. (a)	22,610	206,882
j2 Global, Inc. (d)	26,024	1,206,473
Limelight Networks, Inc. (a)	35,565	73,620
Liquidity Services, Inc. (a)(d)	14,189	244,760
LivePerson, Inc. (a)(d)	30,325	300,218
LogMeIn, Inc. (a)	14,633	665,070
Marchex, Inc. Class B	14,646	135,476
Marin Software, Inc. (a)(d)	5,699	53,457
Marketo, Inc. (d)	4,254	115,454
Millennial Media, Inc. (a)(d)	20,175	128,918
Monster Worldwide, Inc. (a)	54,777	377,414
Move, Inc. (a)	22,329	238,697
Net Element International, Inc. (a)(d)	971	2,165
NIC, Inc.	36,328	666,256
OpenTable, Inc. (a)	12,778	858,170
Perficient, Inc. (a)	18,464	337,337
QuinStreet, Inc. (a)	17,893	109,147
RealNetworks, Inc. (a)	14,031	105,794
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Reis, Inc. (a)(d)	5,185	$ 85,345
Rocket Fuel, Inc. (d)	2,974	95,376
SciQuest, Inc. (a)(d)	14,664	351,643
Shutterstock, Inc. (a)(d)	4,235	307,080
Spark Networks, Inc. (a)(d)	11,704	53,019
SPS Commerce, Inc. (a)	9,011	466,770
Stamps.com, Inc. (a)	7,720	267,961
Support.com, Inc. (a)	31,762	78,452
TechTarget, Inc. (a)	5,541	35,573
Textura Corp. (d)	3,213	57,224
Travelzoo, Inc. (a)	4,378	78,541
Tremor Video, Inc. (d)	2,761	12,452
Trulia, Inc. (a)(d)	15,497	526,898
United Online, Inc.	7,442	88,188
Unwired Planet, Inc. (d)	57,390	130,849
VistaPrint Ltd. (a)(d)	18,259	720,683
Vocus, Inc. (a)(d)	10,670	191,847
Web.com Group, Inc. (a)(d)	23,521	722,330
WebMD Health Corp. (a)(d)	15,914	701,648
Wix.com Ltd. (a)	4,587	93,988
XO Group, Inc. (a)	14,620	155,264
Xoom Corp. (a)(d)	4,827	107,690
Yelp, Inc. (a)	18,403	1,073,263
YuMe, Inc.	1,983	13,266
Zillow, Inc. (a)(d)	13,174	1,432,014
Zix Corp. (a)	36,518	119,779
		24,828,907
IT Services - 2.1%
Acxiom Corp. (a)	41,918	1,183,764
Blackhawk Network Holdings, Inc. (d)	28,865	692,471
CACI International, Inc. Class A (a)(d)	12,977	903,848
Cardtronics, Inc. (a)	25,181	843,060
Cass Information Systems, Inc.	5,682	286,998
Ciber, Inc. (a)	41,869	180,874
Computer Task Group, Inc.	8,177	129,278
Convergys Corp.	58,933	1,269,417
CSG Systems International, Inc.	18,991	500,603
Datalink Corp. (a)	10,689	137,247
EPAM Systems, Inc. (a)	12,279	382,245
Euronet Worldwide, Inc. (a)	28,154	1,294,802
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
EVERTEC, Inc.	16,536	$ 389,257
ExlService Holdings, Inc. (a)	18,347	519,128
Forrester Research, Inc.	6,988	247,585
Global Cash Access Holdings, Inc. (a)	36,922	243,685
Hackett Group, Inc.	16,117	96,702
Heartland Payment Systems, Inc. (d)	20,559	841,685
Higher One Holdings, Inc. (a)	17,318	103,735
iGATE Corp. (a)	19,543	715,274
Lionbridge Technologies, Inc. (a)	31,978	188,031
Luxoft Holding, Inc.	2,426	65,478
ManTech International Corp. Class A (d)	13,801	411,684
Maximus, Inc.	38,580	1,642,351
ModusLink Global Solutions, Inc. (a)(d)	20,772	83,919
MoneyGram International, Inc. (a)	11,710	154,572
Planet Payment, Inc. (a)	25,064	65,918
PRG-Schultz International, Inc. (a)	15,349	98,694
Sapient Corp. (a)	62,622	1,018,860
ServiceSource International, Inc. (a)(d)	33,400	208,416
Sykes Enterprises, Inc. (a)	21,880	433,005
Syntel, Inc. (a)	8,805	707,218
Teletech Holdings, Inc. (a)	11,281	272,211
Unisys Corp. (a)(d)	28,590	696,738
Virtusa Corp. (a)	12,778	421,291
WEX, Inc. (a)	21,928	2,104,430
		19,534,474
Semiconductors & Semiconductor Equipment - 3.8%
Advanced Energy Industries, Inc. (a)	21,959	480,463
Alpha & Omega Semiconductor Ltd. (a)	9,856	70,963
Ambarella, Inc. (a)(d)	11,080	275,338
Amkor Technology, Inc. (a)	39,595	314,780
ANADIGICS, Inc. (a)(d)	42,417	53,021
Applied Micro Circuits Corp. (a)(d)	40,937	397,498
ATMI, Inc.	17,640	599,760
Axcelis Technologies, Inc. (a)	60,635	108,537
Brooks Automation, Inc.	36,579	374,203
Cabot Microelectronics Corp. (a)	13,610	590,266
Cavium, Inc. (a)(d)	29,020	1,229,577
Ceva, Inc. (a)	12,205	198,087
Cirrus Logic, Inc. (a)(d)	35,755	797,337
Cohu, Inc.	15,198	156,539
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Cypress Semiconductor Corp. (d)	89,216	$ 844,876
Diodes, Inc. (a)	20,325	535,970
DSP Group, Inc. (a)	11,041	87,886
Entegris, Inc. (a)	79,075	876,942
Entropic Communications, Inc. (a)	49,565	182,895
Exar Corp. (a)	21,200	229,384
FormFactor, Inc. (a)	31,100	178,825
GSI Technology, Inc. (a)	13,089	83,115
GT Advanced Technologies, Inc. (a)(d)	75,845	1,259,785
Hittite Microwave Corp.	17,792	1,056,133
Inphi Corp. (a)	15,310	226,435
Integrated Device Technology, Inc. (a)	74,596	870,535
Integrated Silicon Solution, Inc. (a)	16,646	240,701
Intermolecular, Inc. (a)(d)	9,580	26,058
International Rectifier Corp. (a)	39,291	1,023,138
Intersil Corp. Class A	71,229	878,966
IXYS Corp.	14,171	152,905
Kopin Corp. (a)	37,324	121,676
Lattice Semiconductor Corp. (a)	64,537	543,402
LTX-Credence Corp. (a)	26,083	251,179
M/A-COM Technology Solutions, Inc. (a)	6,355	111,276
MaxLinear, Inc. Class A (a)	13,846	108,968
Micrel, Inc.	26,916	268,083
Microsemi Corp. (a)	52,751	1,240,704
MKS Instruments, Inc.	29,600	833,240
Monolithic Power Systems, Inc. (a)	21,942	814,048
MoSys, Inc. (a)(d)	26,406	103,247
Nanometrics, Inc. (a)	12,756	207,413
NeoPhotonics Corp. (a)	12,001	69,246
NVE Corp. (a)	2,930	153,854
Omnivision Technologies, Inc. (a)	30,145	588,732
PDF Solutions, Inc. (a)	13,922	261,316
Peregrine Semiconductor Corp. (a)(d)	15,663	84,110
Pericom Semiconductor Corp. (a)	12,823	103,482
Photronics, Inc. (a)	33,515	290,910
PLX Technology, Inc. (a)	24,917	144,519
PMC-Sierra, Inc. (a)	113,994	779,719
Power Integrations, Inc. (d)	16,427	775,847
Rambus, Inc. (a)(d)	63,007	761,755
RF Micro Devices, Inc. (a)	158,860	1,340,778
Rubicon Technology, Inc. (a)	11,629	117,802
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Rudolph Technologies, Inc. (a)(d)	18,163	$ 165,465
Semtech Corp. (a)	38,205	916,156
Sigma Designs, Inc. (a)	15,370	57,945
Silicon Image, Inc. (a)	44,653	250,503
Spansion, Inc. Class A (a)	26,293	468,804
SunEdison, Inc. (a)(d)	150,396	2,892,115
SunPower Corp. (a)	23,281	778,051
Synaptics, Inc. (a)(d)	18,366	1,141,447
Tessera Technologies, Inc.	29,880	655,268
TriQuint Semiconductor, Inc. (a)	92,213	1,307,580
Ultra Clean Holdings, Inc. (a)	13,619	116,034
Ultratech, Inc. (a)(d)	15,816	421,022
Veeco Instruments, Inc. (a)(d)	22,207	820,993
		34,467,607
Software - 3.7%
ACI Worldwide, Inc. (a)(d)	22,505	1,286,161
Actuate Corp. (a)	26,413	148,705
Advent Software, Inc.	18,647	537,407
American Software, Inc. Class A	14,017	135,124
Aspen Technology, Inc. (a)	52,921	2,275,074
AVG Technologies NV (a)(d)	13,670	256,039
Barracuda Networks, Inc. (d)	2,368	61,165
Blackbaud, Inc.	25,749	784,057
Bottomline Technologies, Inc. (a)(d)	21,268	672,920
BroadSoft, Inc. (a)(d)	15,712	398,771
Callidus Software, Inc. (a)(d)	22,106	211,002
CommVault Systems, Inc. (a)(d)	26,272	1,271,565
Comverse, Inc. (a)	12,270	306,014
Covisint Corp. (d)	4,607	32,525
Cyan, Inc. (d)	4,496	18,793
Digimarc Corp.	3,342	110,353
Ebix, Inc. (d)	17,865	281,910
Ellie Mae, Inc. (a)(d)	15,656	381,850
EPIQ Systems, Inc.	17,744	226,946
ePlus, Inc. (a)	2,289	114,542
Fair Isaac Corp.	20,103	1,149,892
Fleetmatics Group PLC (a)(d)	9,898	297,237
Gigamon, Inc. (a)(d)	4,295	67,732
Glu Mobile, Inc. (a)	35,203	140,812
Guidance Software, Inc. (a)	9,629	88,683
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Guidewire Software, Inc. (a)	27,837	$ 1,051,125
Imperva, Inc. (a)	11,287	258,247
Infoblox, Inc. (a)	29,655	581,831
Interactive Intelligence Group, Inc. (a)	8,655	541,543
Jive Software, Inc. (a)(d)	22,797	170,522
Manhattan Associates, Inc. (a)	44,000	1,387,320
Mavenir Systems, Inc. (d)	3,037	45,312
Mentor Graphics Corp.	54,179	1,121,505
MicroStrategy, Inc. Class A (a)	5,088	617,836
Mitek Systems, Inc. (a)(d)	11,851	38,634
Model N, Inc. (a)	4,220	38,022
Monotype Imaging Holdings, Inc.	21,886	578,009
NetScout Systems, Inc. (a)	20,413	795,290
Parametric Technology Corp. (a)	67,450	2,385,707
Pegasystems, Inc.	19,940	330,406
Progress Software Corp. (a)	29,025	622,877
Proofpoint, Inc. (a)	12,894	328,023
PROS Holdings, Inc. (a)	13,556	371,434
QAD, Inc. Class A	3,767	71,761
Qlik Technologies, Inc. (a)	48,815	1,072,954
Qualys, Inc. (a)	8,198	158,139
Rally Software Development Corp. (d)	3,579	46,813
RealPage, Inc. (a)(d)	26,055	462,476
Rosetta Stone, Inc. (a)	6,563	78,165
Sapiens International Corp. NV (a)	12,007	94,495
SeaChange International, Inc. (a)	18,036	168,997
Silver Spring Networks, Inc. (a)(d)	3,067	45,944
SS&C Technologies Holdings, Inc. (a)	32,970	1,283,192
Synchronoss Technologies, Inc. (a)(d)	16,327	496,994
Take-Two Interactive Software, Inc. (a)(d)	45,802	933,445
Tangoe, Inc. (a)(d)	17,760	267,110
TeleCommunication Systems, Inc. Class A (a)	30,163	76,916
TeleNav, Inc. (a)	8,481	51,989
TiVo, Inc. (a)	71,353	846,247
Tyler Technologies, Inc. (a)	17,801	1,453,452
Ultimate Software Group, Inc. (a)	15,669	1,874,482
Varonis Systems, Inc.	3,028	76,518
Vasco Data Security International, Inc. (a)	16,463	187,843
Verint Systems, Inc. (a)	29,788	1,303,821
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
VirnetX Holding Corp. (a)(d)	24,013	$ 378,205
Vringo, Inc. (a)(d)	37,308	152,590
		34,101,470
Technology Hardware, Storage & Peripherals - 0.4%
Cray, Inc. (a)(d)	22,461	644,855
Electronics for Imaging, Inc. (a)	26,291	993,537
Fusion-io, Inc. (a)	45,673	394,158
Hutchinson Technology, Inc. (a)	11,017	30,627
Imation Corp. (a)	18,567	80,209
Immersion Corp. (a)	15,630	177,244
QLogic Corp. (a)	49,423	572,318
Quantum Corp. (a)(d)	128,204	138,460
Silicon Graphics International Corp. (a)(d)	18,592	224,591
Super Micro Computer, Inc. (a)	18,061	367,722
Violin Memory, Inc. (d)	11,578	41,681
		3,665,402
TOTAL INFORMATION TECHNOLOGY		157,639,955
MATERIALS - 4.9%
Chemicals - 2.3%
A. Schulman, Inc.	16,296	585,352
Advanced Emissions Solutions, Inc. (a)	12,050	276,307
American Vanguard Corp. (d)	16,351	291,211
Arabian American Development Co. (a)	11,184	122,241
Axiall Corp.	39,440	1,837,904
Balchem Corp.	16,752	1,037,786
Calgon Carbon Corp. (a)	30,305	607,009
Chase Corp.	4,102	127,736
Chemtura Corp. (a)	55,689	1,241,865
Ferro Corp. (a)	40,297	523,055
Flotek Industries, Inc. (a)(d)	26,695	747,727
FutureFuel Corp.	11,923	239,295
H.B. Fuller Co.	28,468	1,318,922
Hawkins, Inc.	4,989	180,602
Innophos Holdings, Inc.	12,400	699,856
Innospec, Inc.	13,156	566,497
Intrepid Potash, Inc. (a)(d)	30,635	499,351
KMG Chemicals, Inc.	4,704	73,429
Koppers Holdings, Inc.	11,534	492,502
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Kraton Performance Polymers, Inc. (a)	18,147	$ 472,729
Landec Corp. (a)	14,497	171,934
LSB Industries, Inc. (a)	10,672	407,564
Marrone Bio Innovations, Inc. (d)	3,449	42,009
Minerals Technologies, Inc.	19,694	1,171,596
Olin Corp.	45,304	1,273,042
OM Group, Inc.	17,934	525,287
OMNOVA Solutions, Inc. (a)	26,431	241,051
Penford Corp. (a)	5,329	67,145
PolyOne Corp.	55,438	2,077,262
Quaker Chemical Corp.	7,356	547,507
Sensient Technologies Corp.	28,202	1,524,318
Stepan Co.	10,573	611,437
Taminco Corp.	9,242	185,672
Tredegar Corp.	13,592	282,850
Zep, Inc.	12,689	219,393
		21,289,443
Construction Materials - 0.2%
Headwaters, Inc. (a)	40,902	510,457
Texas Industries, Inc. (a)	12,303	1,066,670
U.S. Concrete, Inc. (a)	8,227	202,549
United States Lime & Minerals, Inc.	1,211	65,467
		1,845,143
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	2,664	94,892
Berry Plastics Group, Inc. (a)	31,473	707,828
Graphic Packaging Holding Co. (a)	110,387	1,132,571
Myers Industries, Inc.	15,985	298,920
UFP Technologies, Inc. (a)	3,123	79,199
		2,313,410
Metals & Mining - 1.4%
A.M. Castle & Co. (a)(d)	9,827	120,676
AK Steel Holding Corp. (a)(d)	76,113	532,791
Allied Nevada Gold Corp. (a)(d)	56,849	192,718
Amcol International Corp.	15,689	719,341
Century Aluminum Co. (a)(d)	28,751	395,326
Coeur d'Alene Mines Corp. (a)	57,086	494,365
Commercial Metals Co.	65,685	1,261,152
General Moly, Inc. (a)(d)	27,264	29,990
Globe Specialty Metals, Inc.	36,559	708,513
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Gold Resource Corp.	18,888	$ 87,074
Handy & Harman Ltd. (a)	2,980	67,378
Haynes International, Inc.	7,115	377,451
Hecla Mining Co. (d)	186,892	573,758
Horsehead Holding Corp. (a)(d)	28,211	439,809
Kaiser Aluminum Corp.	10,724	754,970
Materion Corp.	11,858	399,022
Midway Gold Corp. (a)(d)	67,274	61,522
Molycorp, Inc. (a)(d)	83,308	395,713
Noranda Aluminium Holding Corp.	20,161	71,572
Olympic Steel, Inc.	5,209	137,309
Paramount Gold & Silver Corp. (a)(d)	73,166	73,898
RTI International Metals, Inc. (a)(d)	17,948	505,416
Schnitzer Steel Industries, Inc. Class A (d)	14,278	400,783
Stillwater Mining Co. (a)(d)	66,612	1,051,137
SunCoke Energy, Inc. (a)	39,377	821,798
U.S. Silica Holdings, Inc.	11,965	540,459
Universal Stainless & Alloy Products, Inc. (a)	3,943	141,514
Walter Energy, Inc. (d)	35,936	258,739
Worthington Industries, Inc.	30,012	1,104,442
		12,718,636
Paper & Forest Products - 0.7%
Boise Cascade Co. (a)	6,767	169,310
Clearwater Paper Corp. (a)	11,827	726,060
Deltic Timber Corp.	6,201	376,711
Kapstone Paper & Packaging Corp. (a)	46,304	1,221,500
Louisiana-Pacific Corp. (a)(d)	79,146	1,297,203
Neenah Paper, Inc.	9,056	456,151
P.H. Glatfelter Co.	24,074	614,368
Resolute Forest Products (a)	39,284	700,827
Schweitzer-Mauduit International, Inc.	17,594	767,802
Wausau-Mosinee Paper Corp.	28,474	340,549
		6,670,481
TOTAL MATERIALS		44,837,113
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.6%
8x8, Inc. (a)(d)	49,021	475,504
Atlantic Tele-Network, Inc.	5,405	319,814
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Cbeyond, Inc. (a)	15,094	$ 149,280
Cincinnati Bell, Inc. (a)	119,079	398,915
Cogent Communications Group, Inc.	26,451	911,766
Consolidated Communications Holdings, Inc.	22,655	451,288
FairPoint Communications, Inc. (a)	12,515	170,705
General Communications, Inc. Class A (a)	17,701	184,798
Hawaiian Telcom Holdco, Inc. (a)(d)	5,841	155,487
HickoryTech Corp.	7,160	84,989
IDT Corp. Class B	8,133	128,827
inContact, Inc. (a)(d)	29,634	244,481
Inteliquent, Inc.	17,875	243,815
Iridium Communications, Inc. (a)(d)	36,728	244,976
Lumos Networks Corp.	8,610	113,738
ORBCOMM, Inc. (a)	23,098	144,824
Premiere Global Services, Inc. (a)	26,679	339,357
Straight Path Communications, Inc. Class B (a)	3,271	22,897
Towerstream Corp. (a)(d)	35,146	65,020
VocalTec Communications Ltd. (a)(d)	10,503	185,693
Vonage Holdings Corp. (a)	89,110	342,182
		5,378,356
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	11,471	75,709
Leap Wireless International, Inc. rights	29,000	73,080
NII Holdings, Inc. (a)(d)	97,129	83,521
NTELOS Holdings Corp. (d)	8,669	119,546
RingCentral, Inc. (d)	4,846	73,465
Shenandoah Telecommunications Co.	13,670	383,170
U.S.A. Mobility, Inc.	12,798	219,230
		1,027,721
TOTAL TELECOMMUNICATION SERVICES		6,406,077
UTILITIES - 3.3%
Electric Utilities - 1.5%
Allete, Inc.	23,908	1,237,478
Cleco Corp.	33,787	1,775,507
El Paso Electric Co.	22,974	868,877
Empire District Electric Co.	24,596	598,175
Genie Energy Ltd. Class B (a)	7,450	60,345
IDACORP, Inc.	28,264	1,586,741
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
MGE Energy, Inc.	19,397	$ 741,353
NRG Yield, Inc. Class A (d)	12,534	536,957
Otter Tail Corp.	20,946	613,718
PNM Resources, Inc.	45,118	1,248,866
Portland General Electric Co.	42,797	1,432,416
UIL Holdings Corp.	31,798	1,167,941
Unitil Corp.	7,982	265,002
UNS Energy Corp.	23,200	1,393,392
		13,526,768
Gas Utilities - 0.9%
Chesapeake Utilities Corp.	5,667	358,494
Delta Natural Gas Co., Inc.	3,938	75,098
Laclede Group, Inc.	18,343	869,642
New Jersey Resources Corp.	23,676	1,177,407
Northwest Natural Gas Co.	15,250	675,118
Piedmont Natural Gas Co., Inc. (d)	42,327	1,514,883
South Jersey Industries, Inc.	18,211	1,046,222
Southwest Gas Corp.	26,181	1,440,217
WGL Holdings, Inc.	29,240	1,163,460
		8,320,541
Independent Power and Renewabl - 0.1%
Ormat Technologies, Inc.	9,703	258,876
Pattern Energy Group, Inc.	10,117	271,136
		530,012
Independent Power Producers & Energy Traders - 0.4%
Atlantic Power Corp. (d)	65,847	196,451
Black Hills Corp.	25,158	1,452,875
Dynegy, Inc. (a)(d)	56,428	1,605,377
		3,254,703
Multi-Utilities - 0.2%
Avista Corp.	33,608	1,080,497
NorthWestern Energy Corp.	21,132	1,022,366
		2,102,863
Water Utilities - 0.2%
American States Water Co.	21,645	657,142
Artesian Resources Corp. Class A	3,895	85,768
California Water Service Group	27,742	624,195
Connecticut Water Service, Inc.	6,097	198,153
Consolidated Water Co., Inc.	7,709	89,579
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - continued
Middlesex Water Co.	9,145	$ 185,918
Pure Cycle Corp. (a)	9,178	51,489
SJW Corp.	8,826	240,332
York Water Co.	6,609	132,246
		2,264,822
TOTAL UTILITIES		29,999,709
TOTAL COMMON STOCKS (Cost $837,655,989)		914,384,920
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.09% 7/24/14 (e) (Cost $199,960)	$ 200,000	199,993
Money Market Funds - 25.2%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	14,765,102	14,765,102
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	216,753,425	216,753,425
TOTAL MONEY MARKET FUNDS (Cost $231,518,527)		231,518,527
TOTAL INVESTMENT PORTFOLIO - 124.5% (Cost $1,069,374,476)		1,146,103,440
NET OTHER ASSETS (LIABILITIES) - (24.5)%		(225,633,910)
NET ASSETS - 100%		$ 920,469,530
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
60 ICE Russell 2000 Index Contracts (United States)	June 2014	$ 6,741,600	$ 22,907

The face value of futures purchased as a percentage of net assets is 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $199,993.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,890
Fidelity Securities Lending Cash Central Fund	1,127,689
Total	$ 1,138,579
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 118,347,373	$ 118,347,373	$ -	$ -
Consumer Staples	34,974,454	34,974,454	-	-
Energy	55,550,363	55,547,689	-	2,674
Financials	215,225,381	215,225,381	-	-
Health Care	117,692,914	117,692,914	-	-
Industrials	133,711,581	133,711,581	-	-
Information Technology	157,639,955	157,639,955	-	-
Materials	44,837,113	44,837,113	-	-
Telecommunication Services	6,406,077	6,332,997	-	73,080
Utilities	29,999,709	29,999,709	-	-
U.S. Government and Government Agency Obligations	199,993	-	199,993	-
Money Market Funds	231,518,527	231,518,527	-	-
Total Investments in Securities:	$ 1,146,103,440	$ 1,145,827,693	$ 199,993	$ 75,754
Derivative Instruments:
Assets
Futures Contracts	$ 22,907	$ 22,907	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 22,907	$ -
Total Value of Derivatives	$ 22,907	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Small Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014

Assets
Investment in securities, at value (including securities loaned of $211,467,006) - See accompanying schedule: Unaffiliated issuers (cost $837,855,949)	$ 914,584,913
Fidelity Central Funds (cost $231,518,527)	231,518,527
Total Investments (cost $1,069,374,476)		$ 1,146,103,440
Segregated cash with brokers for derivative instruments		554,609
Receivable for investments sold		565,333
Receivable for fund shares sold		1,516,665
Dividends receivable		364,361
Distributions receivable from Fidelity Central Funds		153,644
Receivable for daily variation margin for derivative instruments		111,420
Receivable from investment adviser for expense reductions		99,254
Other receivables		2,481
Total assets		1,149,471,207

Liabilities
Payable for investments purchased	$ 10,066,175
Payable for fund shares redeemed	2,015,727
Accrued management fee	115,840
Other affiliated payables	50,510
Collateral on securities loaned, at value	216,753,425
Total liabilities		229,001,677

Net Assets		$ 920,469,530
Net Assets consist of:
Paid in capital		$ 836,418,711
Undistributed net investment income		3,307,629
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,991,309
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		76,751,881
Net Assets		$ 920,469,530

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Small Cap Index Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2014

Investor Class: Net Asset Value, offering price and redemption price per share ($21,012,847 ÷ 1,308,283 shares)	$ 16.06

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($632,741,104 ÷ 39,342,467 shares)	$ 16.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($263,061,282 ÷ 16,353,025 shares)	$ 16.09

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($3,654,297 ÷ 227,164 shares)	$ 16.09

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended April 30, 2014

Investment Income
Dividends		$ 7,314,195
Interest		503
Income from Fidelity Central Funds (including $1,127,689 from security lending)		1,138,579
Total income		8,453,277

Expenses
Management fee	$ 902,157
Transfer agent fees	411,582
Independent trustees' compensation	2,076
Miscellaneous	980
Total expenses before reductions	1,316,795
Expense reductions	(788,122)	528,673
Net investment income (loss)		7,924,604
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,035,377
Foreign currency transactions	(1,167)
Futures contracts	902,444
Total net realized gain (loss)		9,936,654
Change in net unrealized appreciation (depreciation) on: Investment securities	54,132,937
Assets and liabilities in foreign currencies	(4)
Futures contracts	(37,971)
Total change in net unrealized appreciation (depreciation)		54,094,962
Net gain (loss)		64,031,616
Net increase (decrease) in net assets resulting from operations		$ 71,956,220

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Small Cap Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended April 30, 2014	Year ended April 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,924,604	$ 1,787,862
Net realized gain (loss)	9,936,654	1,165,380
Change in net unrealized appreciation (depreciation)	54,094,962	20,097,144
Net increase (decrease) in net assets resulting from operations	71,956,220	23,050,386
Distributions to shareholders from net investment income	(4,986,490)	(1,161,877)
Distributions to shareholders from net realized gain	(6,296,385)	(472,451)
Total distributions	(11,282,875)	(1,634,328)
Share transactions - net increase (decrease)	623,676,829	177,215,771
Redemption fees	287,609	85,469
Total increase (decrease) in net assets	684,637,783	198,717,298

Net Assets
Beginning of period	235,831,747	37,114,449
End of period (including undistributed net investment income of $3,307,629 and undistributed net investment income of $701,142, respectively)	$ 920,469,530	$ 235,831,747

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended April 30,	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.59	$ 11.78	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.19	.18	.09
Net realized and unrealized gain (loss)	2.56	1.85	1.73
Total from investment operations	2.75	2.03	1.82
Distributions from net investment income	(.12)	(.14)	(.04)
Distributions from net realized gain	(.18)	(.08)	-
Total distributions	(.29) J	(.23) K	(.04)
Redemption fees added to paid in capital D	.01	.01	- I
Net asset value, end of period	$ 16.06	$ 13.59	$ 11.78
Total Return B, C	20.46%	17.63%	18.27%
Ratios to Average Net Assets E, H
Expenses before reductions	.36%	.36%	.36% A
Expenses net of fee waivers, if any	.23%	.29%	.31% A
Expenses net of all reductions	.23%	.29%	.31% A
Net investment income (loss)	1.18%	1.54%	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,013	$ 8,079	$ 12,116
Portfolio turnover rate F	9%	11%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.29 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.178 per share.

K Total distributions of $.23 per share is comprised of distributions from net investment income of $.141 and distributions from net realized gain of $.084 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended April 30,	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.21	.21	.10
Net realized and unrealized gain (loss)	2.57	1.84	1.73
Total from investment operations	2.78	2.05	1.83
Distributions from net investment income	(.14)	(.15)	(.04)
Distributions from net realized gain	(.18)	(.08)	-
Total distributions	(.32)	(.24) J	(.04)
Redemption fees added to paid in capital D	.01	.01	- I
Net asset value, end of period	$ 16.08	$ 13.61	$ 11.79
Total Return B, C	20.61%	17.81%	18.38%
Ratios to Average Net Assets E, H
Expenses before reductions	.23%	.23%	.23% A
Expenses net of fee waivers, if any	.09%	.12%	.17% A
Expenses net of all reductions	.09%	.12%	.17% A
Net investment income (loss)	1.32%	1.71%	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 632,741	$ 197,995	$ 23,851
Portfolio turnover rate F	9%	11%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.24 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.084 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended April 30,	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 11.80	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.21	.22	.10
Net realized and unrealized gain (loss)	2.58	1.82	1.74
Total from investment operations	2.79	2.04	1.84
Distributions from net investment income	(.14)	(.15)	(.04)
Distributions from net realized gain	(.18)	(.08)	-
Total distributions	(.32)	(.24) J	(.04)
Redemption fees added to paid in capital D	.01	.01	- I
Net asset value, end of period	$ 16.09	$ 13.61	$ 11.80
Total Return B, C	20.71%	17.74%	18.49%
Ratios to Average Net Assets E, H
Expenses before reductions	.17%	.17%	.17% A
Expenses net of fee waivers, if any	.07%	.10%	.13% A
Expenses net of all reductions	.07%	.10%	.13% A
Net investment income (loss)	1.34%	1.73%	1.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 263,061	$ 27,675	$ 574
Portfolio turnover rate F	9%	11%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.24 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.084 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Years ended April 30,	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 11.80	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.21	.23	.10
Net realized and unrealized gain (loss)	2.58	1.81	1.75
Total from investment operations	2.79	2.04	1.85
Distributions from net investment income	(.14)	(.16)	(.05)
Distributions from net realized gain	(.18)	(.08)	-
Total distributions	(.32)	(.24)	(.05)
Redemption fees added to paid in capital D	.01	.01	- I
Net asset value, end of period	$ 16.09	$ 13.61	$ 11.80
Total Return B, C	20.73%	17.77%	18.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.15%	.15%	.15% A
Expenses net of fee waivers, if any	.05%	.06%	.11% A
Expenses net of all reductions	.05%	.06%	.11% A
Net investment income (loss)	1.36%	1.77%	1.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,654	$ 2,082	$ 574
Portfolio turnover rate F	9%	11%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2014

1. Organization.

Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2014, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Mid Cap Index Fund	$ 591,230,898	$ 108,995,080	$ (12,918,295)	$ 96,076,785
Spartan Small Cap Index Fund	1,069,643,998	129,089,210	(52,629,768)	76,459,442

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation)
Spartan Mid Cap Index Fund	$ 2,849,402	$ 496,049	$ 96,076,785
Spartan Small Cap Index Fund	5,693,300	1,898,066	76,459,452

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

April 30, 2014
	Ordinary Income	Long-term Capital Gains	Total
Spartan Mid Cap Index Fund	$ 5,871,823	$ 1,785,972	$ 7,657,795
Spartan Small Cap Index Fund	8,797,191	2,485,684	11,282,875
April 30, 2013
	Ordinary Income	Long-term Capital Gains	Total
Spartan Mid Cap Index Fund	$ 1,511,104	$ 48,083	$ 1,559,187
Spartan Small Cap Index Fund	1,557,294	77,034	1,634,328

Short-Term Trading (Redemption) Fees. Shares held by investors in the Spartan Mid Cap Index Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. Shares held by investors in the Spartan Small Cap Index Fund less than 90 days are subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Mid Cap Index Fund
Equity Risk
Futures Contracts	$ (24,891)	$ 4,937
Totals (a)	$ (24,891)	$ 4,937
Spartan Small Cap Index Fund
Equity Risk
Futures Contracts	$ 902,444	$ (37,971)
Totals (a)	$ 902,444	$ (37,971)

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments.

Annual Report

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Mid Cap Index Fund	340,004,523	32,411,476
Spartan Small Cap Index Fund	671,095,067	52,597,192

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (FMR) (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .12% and .15% of average net assets for Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund, respectively. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Fidelity Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Mid Cap Index Fund	.33%	.20%	.14%	.12%
Spartan Small Cap Index Fund	.36%	.23%	.17%	.15%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, ..035% and .015% of average net assets for each Fund's Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, each Investor Class, Fidelity Advantage Class and Institutional Class pays all or a portion of the transfer agent fees at an annual rate of .21%, .08% and .02% of average net assets, respectively. Each Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Spartan Mid Cap Index Fund	Amount
Investor Class	$ 17,226
Fidelity Advantage Class	296,500
Institutional Class	12,327
$ 326,053
Spartan Small Cap Index Fund
Investor Class	$ 33,623
Fidelity Advantage Class	348,757
Institutional Class	29,202
$ 411,582

Annual Report

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Mid Cap Index Fund	$ 744
Spartan Small Cap Index Fund	980

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through June 30, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Annual Report

Notes to Financial Statements - continued

9. Expense Reductions - continued

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Spartan Mid Cap Index Fund
Investor Class	.22%	$ 9,202
Fidelity Advantage Class	.08%	447,736
Institutional Class	.06%	49,784
Fidelity Advantage Institutional Class	.04%	2,832
Spartan Small Cap Index Fund
Investor Class	.23%	21,101
Fidelity Advantage Class	.09%	614,744
Institutional Class	.07%	147,422
Fidelity Advantage Institutional Class	.05%	3,485

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Spartan Mid Cap Index Fund	$ 15
Spartan Small Cap Index Fund	35

In addition, the investment adviser reimbursed a portion of each Fund's operating expenses during the period as follows:

Spartan Mid Cap Index Fund	$ 747
Spartan Small Cap Index Fund	1,335

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended April 30,	2014	2013
Spartan Mid Cap Index Fund
From net investment income
Investor Class	$ 74,958	$ 181,075
Fidelity Advantage Class	3,809,814	632,380
Institutional Class	524,010	434,898
Fidelity Advantage Institutional Class	38,713	1,556
Total	$ 4,447,495	$ 1,249,909
From net realized gain
Investor Class	$ 62,107	$ 48,809
Fidelity Advantage Class	2,753,728	153,239
Institutional Class	367,797	106,819
Fidelity Advantage Institutional Class	26,668	411
Total	$ 3,210,300	$ 309,278

Annual Report

10. Distributions to Shareholders - continued

Years ended April 30,	2014	2013
Spartan Small Cap Index Fund
From net investment income
Investor Class	$ 121,693	$ 277,125
Fidelity Advantage Class	3,732,923	634,304
Institutional Class	1,098,983	249,021
Fidelity Advantage Institutional Class	32,891	1,427
Total	$ 4,986,490	$ 1,161,877
From net realized gain
Investor Class	$ 180,848	$ 131,295
Fidelity Advantage Class	4,730,550	272,422
Institutional Class	1,344,444	67,976
Fidelity Advantage Institutional Class	40,543	758
Total	$ 6,296,385	$ 472,451

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended April 30,	2014	2013	2014	2013
Spartan Mid Cap Index Fund
Investor Class
Shares sold	1,975,682	1,525,867	$ 29,876,609	$ 18,496,025
Reinvestment of distributions	8,979	19,079	133,800	221,467
Shares redeemed	(1,432,371)	(1,835,715)	(21,248,784)	(22,959,696)
Net increase (decrease)	552,290	(290,769)	$ 8,761,625	$ (4,242,204)
Fidelity Advantage Class
Shares sold	24,053,029	14,053,402	$ 363,116,725	$ 177,019,830
Reinvestment of distributions	430,910	65,424	6,463,596	762,511
Shares redeemed	(7,114,375)	(1,205,869)	(108,519,672)	(14,930,620)
Net increase (decrease)	17,369,564	12,912,957	$ 261,060,649	$ 162,851,721
Institutional Class
Shares sold	2,965,195	1,830,971	$ 45,885,096	$ 21,586,198
Reinvestment of distributions	59,718	46,616	891,807	541,717
Shares redeemed	(720,066)	(389,894)	(11,097,777)	(4,722,707)
Net increase (decrease)	2,304,847	1,487,693	$ 35,679,126	$ 17,405,208

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended April 30,	2014	2013	2014	2013
Fidelity Advantage Institutional Class
Shares sold	228,342	63,424	$ 3,279,459	$ 838,572
Reinvestment of distributions	4,379	170	65,381	1,967
Shares redeemed	(43,759)	(92)	(684,268)	(1,227)
Net increase (decrease)	188,962	63,502	$ 2,660,572	$ 839,312
Spartan Small Cap Index Fund
Investor Class
Shares sold	2,738,219	2,346,240	$ 42,850,558	$ 28,485,122
Reinvestment of distributions	16,538	33,919	254,669	393,310
Shares redeemed	(2,041,094)	(2,813,647)	(32,230,267)	(35,532,992)
Net increase (decrease)	713,663	(433,488)	$ 10,874,960	$ (6,654,560)
Fidelity Advantage Class
Shares sold	31,293,380	14,023,492	$ 488,417,744	$ 177,473,307
Reinvestment of distributions	525,763	74,690	8,101,146	868,118
Shares redeemed	(7,029,195)	(1,567,890)	(111,411,379)	(19,233,828)
Net increase (decrease)	24,789,948	12,530,292	$ 385,107,511	$ 159,107,597
Institutional Class
Shares sold	15,593,373	2,259,186	$ 247,126,510	$ 26,761,565
Reinvestment of distributions	156,951	26,937	2,443,427	316,997
Shares redeemed	(1,430,969)	(301,107)	(22,920,545)	(3,776,948)
Net increase (decrease)	14,319,355	1,985,016	$ 226,649,392	$ 23,301,614
Fidelity Advantage Institutional Class
Shares sold	113,729	144,033	$ 1,682,596	$ 1,921,456
Reinvestment of distributions	4,815	190	73,434	2,185
Shares redeemed	(44,393)	(39,867)	(711,064)	(462,521)
Net increase (decrease)	74,151	104,356	$ 1,044,966	$ 1,461,120

Annual Report

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund:

We have audited the accompanying statements of assets and liabilities of Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund (the Funds), each a fund of Fidelity Salem Street Trust, including the schedules of investments, as of April 30, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund as of April 30, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 20, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 396 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Trustee or Vice President of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

Spartan Mid Cap Index Fund	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	06/09/2014	06/06/2014	$0.06058	$0.026
Fidelity Advantage Institutional Class	06/09/2014	06/06/2014	$0.06202	$0.026
Spartan Small Cap Index Fund	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	06/09/2014	06/06/2014	$0.05431	$0.072
Fidelity Advantage Institutional Class	06/09/2014	06/06/2014	$0.05573	$0.072

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended April 30, 2014, or, if subsequently determined to be different, the net capital gain of such year.

Spartan Mid Cap Index Fund	$2,025,101
Spartan Small Cap Index Fund	$3,982,085

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	June 2013	December 2013
Spartan Mid Cap Index Fund
Institutional Class	62%	62%
Fidelity Advantage Institutional Class	60%	61%
Spartan Small Cap Index Fund
Institutional Class	24%	41%
Fidelity Advantage Institutional Class	24%	41%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Spartan Mid Cap Index Fund	June 2013	December 2013
Institutional Class	67%	66%
Fidelity Advantage Institutional Class	65%	66%
Spartan Small Cap Index Fund
Institutional Class	25%	43%
Fidelity Advantage Institutional Class	25%	43%

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MCX-I-SCX-I-UANN-0614
1.929319.102

Item 2. Code of Ethics

As of the end of the period, April 30, 2014, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund (the "Funds"):

Services Billed by Deloitte Entities

April 30, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Spartan Mid Cap Index Fund	$41,000	$-	$4,700	$600
Spartan Small Cap Index Fund	$45,000	$-	$4,700	$700

April 30, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Spartan Mid Cap Index Fund	$41,000	$-	$4,700	$400
Spartan Small Cap Index Fund	$46,000	$-	$4,700	$400

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	April 30, 2014A	April 30, 2013A
Audit-Related Fees	$765,000	$910,000
Tax Fees	$-	$-
All Other Fees	$695,000	$1,270,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	April 30, 2014 A	April 30, 2013 A
Deloitte Entities	$1,585,000	$2,280,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in their audits of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 26, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 26, 2014